FOR THE PERIOD ENDED AUGUST 31, 2026

Quarterly Portfolio
Holdings Report

Lord Abbett
Convertible Fund Core Fixed Income Fund Core Plus Bond Fund Floating Rate Fund High Yield Fund Income Fund Inflation Focused Fund	Multi-Asset Balanced Opportunity Fund Multi-Asset Income Fund Short Duration Core Bond Fund Short Duration Income Fund Total Return Fund Ultra Short Bond Fund

Schedule of Investments (unaudited)

CONVERTIBLE FUND August 31, 2026

Investments			Shares	Fair Value
LONG-TERM INVESTMENTS 97.60%

COMMON STOCKS 0.38%

Communications Equipment 0.38%
Applied Optoelectronics, Inc.* (cost $3,583,440)			22,680	$2,442,410

	Interest Rate	Maturity Date	Principal Amount

CONVERTIBLE BONDS 81.40%

Aerospace/Defense 0.70%
Intuitive Machines, Inc.†	2.50%	10/1/2030	$1,450,000	2,228,469
Rocket Lab USA, Inc.†	4.25%	2/1/2029	180,000	2,242,939
Total				4,471,408

Auto Manufacturers 2.20%
Wabash National Corp.†	4.00%	8/1/2032	13,000,000	14,090,700

Biotechnology 11.87%
Arrowhead Pharmaceuticals, Inc.	Zero Coupon	1/15/2032	4,225,000	5,085,632
Bridgebio Pharma, Inc.	2.25%	2/1/2029	11,900,000	13,178,060
Celcuity, Inc.	0.25%	8/1/2032	5,230,000	5,449,137
Cogent Biosciences, Inc.	1.625%	11/15/2031	3,725,000	4,287,475
Cytokinetics, Inc.†	1.75%	10/1/2031	5,300,000	6,982,750
Halozyme Therapeutics, Inc.†	Zero Coupon	2/15/2031	2,185,000	2,900,588
Ionis Pharmaceuticals, Inc.†	Zero Coupon	12/1/2030	9,225,000	8,533,125
Moderna, Inc.†	0.01%	3/1/2032	7,000,000	7,179,200
PTC Therapeutics, Inc.†	Zero Coupon	6/15/2031	7,000,000	6,806,100
Revolution Medicines, Inc.	0.50%	5/1/2033	5,600,000	7,346,500
Travere Therapeutics, Inc.	0.50%	5/15/2032	6,570,000	8,437,194
Total				76,185,761

Commercial Services 1.31%
Affirm Holdings, Inc.	0.75%	12/15/2029	7,670,000	8,379,475

Computers 11.53%
CyberArk Software Ltd. (Israel)(a)	Zero Coupon	6/15/2030	4,100,000	7,490,700
Lumentum Holdings, Inc.†	0.375%	3/15/2032	2,650,000	13,109,285
Parsons Corp.	2.625%	3/1/2029	11,614,000	11,338,748
Rubrik, Inc.†	Zero Coupon	6/15/2030	7,225,000	7,790,176
Super Micro Computer, Inc.	Zero Coupon	6/15/2030	12,000,000	11,811,000
Western Digital Corp.	3.00%	11/15/2028	1,185,000	14,082,777
Zscaler, Inc.	Zero Coupon	7/15/2028	8,800,000	8,335,844
Total				73,958,530

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 2.89%
Ormat Technologies, Inc.†	Zero Coupon	3/15/2031	$6,300,000	$6,498,450
PPL Capital Funding, Inc.	2.875%	3/15/2028	5,170,000	5,606,606
Southern Co.†	3.50%	9/15/2029	6,500,000	6,409,325
Total				18,514,381

Electronics 2.38%
Advanced Energy Industries, Inc.†	Zero Coupon	5/15/2031	8,750,000	8,395,625
Itron, Inc.	1.375%	7/15/2030	6,625,000	6,893,313
Total				15,288,938

Energy-Alternate Sources 2.03%
Enphase Energy, Inc.	Zero Coupon	3/1/2028	14,000,000	13,044,500

Entertainment 3.07%
IMAX Corp. (Canada)†(a)	0.75%	11/15/2030	3,425,000	4,622,894
Live Nation Entertainment, Inc.	2.875%	1/15/2030	7,575,000	8,779,425
Live Nation Entertainment, Inc.	3.125%	1/15/2029	3,600,000	6,263,640
Total				19,665,959

Environmental Control 1.74%
Tetra Tech, Inc.	2.25%	8/15/2028	9,900,000	11,189,475

Equity Real Estate 3.27%
Redfin Corp.	0.50%	4/1/2027	21,600,000	21,006,000

Health Care-Products 3.24%
Adaptive Biotechnologies Corp.†	Zero Coupon	7/1/2031	7,000,000	8,986,250
Guardant Health, Inc.†	Zero Coupon	5/15/2033	7,740,000	11,798,662
Total				20,784,912

Home Builders 2.46%
Meritage Homes Corp.	1.75%	5/15/2028	16,000,000	15,784,000

Internet 2.23%
DoorDash, Inc.	Zero Coupon	5/15/2030	6,250,000	6,692,188
Robinhood Markets, Inc.†	Zero Coupon	10/1/2029	7,500,000	7,615,059
Total				14,307,247

Investment Companies 1.83%
IREN Ltd. (Australia)†(a)	1.00%	12/1/2033	4,773,000	3,447,884
Terawulf, Inc.†	1.00%	9/1/2031	5,655,000	8,322,181
Total				11,770,065

Machinery: Construction & Mining 1.60%
Bloom Energy Corp.†	Zero Coupon	11/15/2030	7,375,000	10,245,719

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Metal Fabricate-Hardware 0.68%
Xometry, Inc.	0.75%	6/15/2030	$2,020,000	$4,331,890

Mining 1.73%
Almonty Industries, Inc.†	2.25%	7/1/2031	8,400,000	9,014,250
MP Materials Corp.†	3.00%	3/1/2030	795,000	2,063,264
Total				11,077,514

Oil & Gas 1.45%
Borr Drilling Ltd.†	3.50%	5/1/2033	9,872,000	9,284,616

Oil & Gas Services 0.37%
Solaris Energy Infrastructure, Inc.	0.25%	10/1/2031	2,000,000	2,367,500

Pharmaceuticals 0.91%
Mirum Pharmaceuticals, Inc.†	Zero Coupon	6/1/2032	6,000,000	5,858,700

REITS 2.21%
Welltower OP LLC†	3.125%	7/15/2029	7,605,000	14,182,973

Semiconductors 3.27%
MKS, Inc.	1.25%	6/1/2030	4,585,000	8,265,609
ON Semiconductor Corp.	0.50%	3/1/2029	4,350,000	4,617,525
SiTime Corp.	Zero Coupon	6/15/2031	7,000,000	6,870,500
Wolfspeed, Inc.†	3.50%	3/15/2031	775,000	1,255,112
Total				21,008,746

Software 11.31%
Akamai Technologies, Inc.†	Zero Coupon	5/15/2030	23,370,000	21,255,015
Cloudflare, Inc.	Zero Coupon	6/15/2030	7,775,000	11,249,488
CoreWeave, Inc.†	1.75%	10/1/2032	8,900,000	8,317,495
Datadog, Inc.	Zero Coupon	12/1/2029	5,334,000	7,120,890
DigitalOcean Holdings, Inc.	Zero Coupon	8/15/2030	1,405,000	4,086,794
Fastly, Inc.†	Zero Coupon	12/15/2030	2,000,000	3,466,000
Nebius Group NV (Netherlands)†(a)	2.75%	9/15/2032	2,530,000	4,178,801
Snowflake, Inc.	Zero Coupon	10/1/2027	6,110,000	12,900,654
Total				72,575,137

Telecommunications 2.57%
Applied Digital Corp.	2.75%	6/1/2030	765,000	2,141,044
BlackSky Technology, Inc.†	8.25%	8/1/2033	3,675,000	4,362,225
Ciena Corp.†	Zero Coupon	9/15/2031	7,000,000	6,608,000
Viavi Solutions, Inc.†	0.625%	3/1/2031	1,235,000	3,405,512
Total				16,516,781

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation 2.55%
Knight-Swift Transportation Holdings, Inc.†	1.00%	11/15/2031	$8,370,000	$8,928,697
Scorpio Tankers, Inc. (Monaco)†(a)	1.75%	4/15/2031	7,000,000	7,456,400
Total				16,385,097
Total Convertible Bonds (cost $491,411,514)				522,276,024

	Dividend Rate		Shares

CONVERTIBLE PREFERRED STOCKS 15.54%

Aerospace & Defense 2.08%
Boeing Co.	6.00%		206,010	13,362,839

Banks 3.54%
Bank of America Corp. Series L	7.25%		17,654	22,712,047

Capital Markets 0.39%
KKR & Co., Inc. Series D(b)	6.25%		53,840	2,520,789

Electric: Utilities 1.07%
NextEra Energy, Inc.	7.299%		134,400	6,866,496

Health Care Providers & Services 1.25%
BrightSpring Health Services, Inc.(b)	6.75%		41,600	8,004,256

Interactive Media & Services 4.30%
Alphabet, Inc. Series A	6.250%		285,155	13,889,900
Alphabet, Inc. Series B	6.250%		284,395	13,685,087
Total				27,574,987

Semiconductors & Semiconductor Equipment 0.89%
Microchip Technology, Inc.	7.50%		88,235	5,692,040

Technology Hardware, Storage & Peripherals 2.02%
Hewlett Packard Enterprise Co.	7.625%		96,940	12,987,685
Total Convertible Preferred Stocks (cost $97,407,268)				99,721,139

			Principal Amount

OTC OPTIONS PURCHASED 0.28% (cost $6,318,443)				1,803,593
Total Long-Term Investments (cost $598,720,665)				626,243,166

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND August 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.71%

REPURCHASE AGREEMENTS 1.30%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $8,704,500 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $8,538,731; proceeds: $8,371,892 (cost $8,371,136)	$8,371,136	$8,371,136

TIME DEPOSITS 0.04%
CitiBank N.A.(c) (cost $261,771)	261,771	261,771

	Shares

MONEY MARKET FUNDS 0.37%
Fidelity Government Portfolio(c) (cost $2,355,942)	2,355,942	2,355,942
Total Short-Term Investments (cost $10,988,849)		10,988,849
Total Investments in Securities 99.31% (cost $609,709,514)		637,232,015
Other Assets and Liabilities – Net 0.69%		4,444,162
Net Assets 100.00%		$641,676,177

REITS	Real Estate Investment Trusts.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $257,842,441, which represents 40.18% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND August 31, 2026

OTC Options Purchased at August 31, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Value
Enphase Energy, Inc. Call	Morgan Stanley	295,000	9/18/2026	$75.00	$295,000	$436
InterDigital, Inc. Call	Goldman Sachs	52,500	12/18/2026	350.00	52,500	1,360,880
iShares Semiconductor ETF. Put	Goldman Sachs	110,000	9/18/2026	400.00	110,000	44,559
Seagate Technology Holdings PLC. Call	Morgan Stanley	17,600	9/18/2026	900.00	17,600	397,718
Total OTC Options Purchased						$1,803,593

OTC Written Options at August 31, 2026:

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Notional Amount	Fair Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
iShares Semiconductor ETF. Put	Goldman Sachs	(110,000)	9/18/2026	$335.00	$(110,000)	$(7,557)	$(680,900)	$673,343
Seagate Technology Holdings PLC. Call	Morgan Stanley	(10,000)	9/18/2026	1,000.00	(10,000)	(69,109)	(705,287)	636,178
Total OTC Written Options						$(76,666)	$(1,386,187)	$1,309,521

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks	$2,442,410	$–	$–	$2,442,410
Convertible Bonds	–	522,276,024	–	522,276,024
Convertible Preferred Stocks	–	99,721,139	–	99,721,139
OTC Options Purchased	–	1,803,593	–	1,803,593
Short-Term Investments
Repurchase Agreements	–	8,371,136	–	8,371,136
Time Deposits	–	261,771	–	261,771
Money Market Funds	2,355,942	–	–	2,355,942
Total	$4,798,352	$632,433,663	$–	$637,232,015
Other Financial Instruments
OTC Options Written
Assets	$–	$–	$–	$–
Liabilities	–	(76,666)	–	(76,666)
Total	$–	$(76,666)	$–	$(76,666)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 116.56%

ASSET-BACKED SECURITIES 17.51%

Automobiles 9.22%
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	$3,992,979	$4,009,132
Bank of America Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	6,760,756	6,789,800
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class A3	4.64%	4/15/2030	7,570,000	7,573,507
CarMax Auto Owner Trust Series 2023-2 Class A4	5.01%	11/15/2028	1,180,000	1,184,035
CarMax Auto Owner Trust Series 2024-2 Class B	5.69%	11/15/2029	4,215,000	4,272,041
CarMax Select Receivables Trust Series 2026-B Class A3	4.64%	12/16/2030	6,035,000	6,028,703
Carvana Auto Receivables Trust Series 2026-P3 Class A4	5.00%	8/10/2032	15,565,000	15,540,028
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%	5/25/2029	9,958,084	9,997,899
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	105,483	105,549
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%	10/15/2030	2,190,000	2,199,254
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,583,074	1,585,295
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	14,270,000	14,373,044
Consumer Portfolio Services Auto Trust Series 2025-D Class B†	4.48%	4/15/2030	5,852,000	5,836,351
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	8,460,000	8,451,636
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	1,333,017	1,340,605
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%	4/16/2029	6,066,446	6,128,856
Exeter Automobile Receivables Trust Series 2024-4A Class B	5.29%	8/15/2030	1,878,250	1,879,400
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	6,550,000	6,583,069
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	4,099,214	4,101,096
Exeter Automobile Receivables Trust Series 2025-1A Class B	4.91%	8/15/2029	13,348,684	13,372,043
Exeter Automobile Receivables Trust Series 2025-3A Class A3	4.78%	7/16/2029	6,529,734	6,540,653
Exeter Automobile Receivables Trust Series 2025-4A Class A3	4.39%	9/17/2029	14,990,763	14,996,381

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%		11/15/2029	$12,225,000	$12,211,747
Exeter Automobile Receivables Trust Series 2026-3A Class B	4.70%		3/17/2031	6,260,000	6,237,844
First Investors Auto Owner Trust Series 2025-1A Class B†	4.39%		1/15/2031	13,375,000	13,271,039
Ford Credit Auto Lease Trust Series 2025-A Class B	4.96%		2/15/2029	8,845,000	8,877,350
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%		7/15/2029	4,376,000	4,345,278
Ford Credit Auto Owner Trust Series 2023-A Class C	5.51%		9/15/2030	7,250,000	7,282,964
Ford Credit Auto Owner Trust Series 2026-2 Class A†	4.86%	(a)	2/15/2039	10,000,000	9,975,654
GLS Auto Receivables Issuer Trust Series 2026-3A Class B†	4.92%		12/16/2030	8,535,000	8,525,314
GLS Auto Select Receivables Trust Series 2024-2A Class B†	5.64%		6/17/2030	5,151,000	5,202,152
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class C	5.21%		12/18/2028	4,935,000	4,953,310
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%		8/16/2028	4,301,310	4,323,828
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class C	5.43%		12/17/2029	2,815,000	2,837,283
Honda Auto Receivables Owner Trust Series 2023-3 Class A4	5.30%		12/18/2029	1,536,000	1,541,283
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%		8/15/2028	7,514,197	7,544,765
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%		1/18/2028	7,015,000	7,030,554
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%		8/15/2029	5,310,000	5,327,912
Hyundai Auto Lease Securitization Trust Series 2026-B Class A3†	4.21%		4/16/2029	20,185,000	20,073,098
Hyundai Auto Receivables Trust Series 2023-C Class B	6.01%		12/17/2029	5,130,000	5,218,996
LAD Auto Receivables Trust Series 2026-2A Class A3†	4.33%		8/15/2031	12,525,000	12,418,358
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	10,905,000	10,934,051
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85%		6/17/2030	1,385,000	1,388,886
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	1,066,727	1,069,731
PenFed Auto Receivables Owner Trust Series 2024-A Class A4†	4.75%		3/15/2030	11,124,000	11,149,634
Porsche Financial Auto Securitization Trust Series 2023-2A Class A4†	5.79%		11/24/2031	4,950,000	4,974,259

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Porsche Innovative Lease Owner Trust Series 2026-1A Class A3	4.41%		8/20/2029	$7,500,000	$7,486,662
Prestige Auto Receivables Trust Series 2025-1A Class C†	5.52%		2/15/2030	9,415,000	9,433,220
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%		2/18/2031	11,865,000	12,082,844
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%		11/15/2028	392,902	392,969
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	6,980,000	7,003,806
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%		6/20/2030	12,098,465	12,109,600
SFS Auto Receivables Securitization Trust Series 2025-1A Class B†	5.11%		2/20/2031	9,161,000	9,218,700
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	12,066,976	12,113,875
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	12,815,000	12,757,468
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	6,247,154	6,285,721
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%		3/15/2029	3,652,398	3,662,113
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	12,390,000	12,403,106
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	3,792,131	3,787,550
Total					428,341,301

Credit Card 0.60%
Robinhood Credit Card Trust Series 2026-1A Class A†	4.80%		7/21/2031	9,190,000	9,173,031
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	18,660,000	18,617,741
Total					27,790,772

Other 7.69%
720 East CLO VIII Ltd. Series 2025-8A Class A1†	5.039% (3 mo. USD Term SOFR + 1.31%)	#	7/20/2038	10,830,000	10,857,595
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	5,090,000	5,094,759
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	7,500,000	7,437,506
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	7,770,000	7,719,458
Apidos CLO XXIX Series 2018-29A Class A2R†	5.46% (3 mo. USD Term SOFR + 1.65%)	#	7/25/2038	7,250,000	7,284,089

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%	)#	9/20/2043	$5,160,000	$5,177,855
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	480,000	480,751
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	11,780,000	11,789,683
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	8,890,000	8,900,877
Barings CLO Ltd. Series 2024-2AR Class A2R†(b)	–	(c)	7/15/2037	4,290,000	4,291,072
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	8,980,000	8,985,020
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.923% (3 mo. USD Term SOFR + 1.17%)	#	10/15/2038	21,840,000	21,854,764
Birch Grove CLO 8 Ltd. Series 2024-8A Class A1R†	5.019% (3 mo. USD Term SOFR + 1.29%)	#	4/20/2039	10,070,000	10,105,245
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	7,230,000	7,244,821
Greenacre Park CLO LLC Series 2021-2A Class BR†	5.429% (3 mo. USD Term SOFR + 1.70%)	#	7/20/2038	7,055,000	7,083,291
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	12,490,000	12,452,811
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,379,134	1,368,659
Lendmark Funding Trust Series 2021-1A Class C†	3.41%		11/20/2031	2,095,000	2,020,801
Lendmark Funding Trust Series 2021-2A Class B†	2.37%		4/20/2032	6,465,000	6,109,392
Lendmark Funding Trust Series 2024-2A Class A†	4.47%		2/21/2034	13,177,000	13,102,392
M&T Equipment Notes Series 2025-1A Class A2†	4.70%		12/16/2027	6,622,734	6,632,860
Madison Park Funding XLVII Ltd. Series 2020-47A Class A2R2†	5.226% (3 mo. USD Term SOFR + 1.50%)	#	4/19/2037	13,400,000	13,406,258
Mariner Finance Issuance Trust Series 2021-AA Class D†	3.83%		3/20/2036	2,420,000	2,354,627
Mariner Finance Issuance Trust Series 2026-AA Class A†	5.01%		5/20/2039	13,140,000	13,081,919
MF1 LLC Series 2022-FL9 Class A†	5.797% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	2,211,456	2,211,738
MF1 LLC Series 2026-FL22 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	11/18/2043	11,790,000	11,825,002

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mountain Point CLO 2 Ltd. Series 2026-2A Class A1†(b)	–	(c)	10/23/2039	$14,500,000	$14,503,697
OCP CLO Ltd. Series 2024-33A Class A2R†	5.097% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2039	7,000,000	7,003,010
OHA Loan Funding Ltd. Series LF16-1A Class A2R3†	5.124% (3 mo. USD Term SOFR + 1.41%)	#	8/28/2039	4,350,000	4,351,109
Palmer Square CLO Ltd. Series 2026-3A Class A†(b)	–	(c)	10/20/2038	12,810,000	12,813,267
PEAC Solutions Receivables LLC Series 2024-2A Class A3†	4.65%		10/20/2031	13,870,000	13,875,802
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	8,505,000	8,422,650
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	7,250,000	7,256,887
PFS Financing Corp. Series 2024-D Class A†	5.34%		4/15/2029	5,247,000	5,277,471
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	10,710,000	10,672,164
RR 47 Ltd. Series 2026-47A Class A1AR†	4.961% (3 mo. USD Term SOFR + 1.25%)	#	10/15/2041	8,880,000	8,882,264
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	10,626,168	10,696,422
Silver Point CLO 10 Ltd. Series 2025-10A Class A1†	5.203% (3 mo. USD Term SOFR + 1.45%)	#	7/15/2038	11,150,000	11,168,888
T-Mobile U.S. Trust Series 2026-2A Class A†	4.74%		3/20/2031	9,225,000	9,237,911
Verizon Master Trust Series 2023-7 Class A1A	5.67%		11/20/2029	11,908,000	11,944,353
Voya CLO Ltd. Series 2024-4A Class A2R†	5.122% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2039	4,640,000	4,642,288
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	2,310,000	2,315,184
Wind River CLO Ltd. Series 2024-1A Class AR†	5.059% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2037	5,310,000	5,321,305
Total					357,257,917
Total Asset-Backed Securities (cost $815,048,445)					813,389,990

CORPORATE BONDS 37.85%

Aerospace/Defense 0.71%
BAE Systems PLC (United Kingdom)†(d)	5.125%		3/26/2029	9,802,000	9,888,829
Hexcel Corp.	5.875%		2/26/2035	7,862,000	7,925,843
Howmet Aerospace, Inc.	3.75%		3/3/2028	5,289,000	5,220,825
Northrop Grumman Corp.	3.25%		1/15/2028	10,076,000	9,898,570
Total					32,934,067

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Agriculture 0.91%
Altria Group, Inc.	4.875%		2/4/2028	$13,429,000	$13,472,431
Imperial Brands Finance PLC (United Kingdom)†(d)	5.50%		2/1/2030	15,589,000	15,768,970
Imperial Brands Finance PLC (United Kingdom)†(d)	5.875%		7/1/2034	3,203,000	3,248,224
Japan Tobacco, Inc. (Japan)†(d)	4.85%		5/15/2028	5,397,000	5,413,119
Japan Tobacco, Inc. (Japan)†(d)	5.85%		6/15/2035	4,379,000	4,500,131
Total					42,402,875

Auto Manufacturers 0.54%
Ford Motor Credit Co. LLC	5.303%		9/6/2029	11,569,000	11,536,097
Hyundai Capital America†	4.90%		6/23/2028	9,877,000	9,878,167
Toyota Motor Credit Corp.	4.55%		9/20/2027	3,619,000	3,624,712
Total					25,038,976

Banks 8.64%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	7,800,000	6,933,511
Banco Internacional del Peru SAA Interbank (Peru)†(d)	4.80%		7/15/2031	6,076,000	5,933,700
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(d)	5.875%		5/7/2030	9,433,000	9,607,510
Banco Santander Chile (Chile)†(d)	4.55%		11/20/2030	6,460,000	6,341,203
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	14,259,000	14,137,253
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	18,874,000	18,654,321
Bank of America Corp.	5.872% (SOFR + 1.84%)	#	9/15/2034	10,000,000	10,286,401
Bank of Ireland Group PLC (Ireland)†(d)	4.997% (SOFR + 1.16%)	#	11/12/2032	3,696,000	3,635,338
Barclays PLC (United Kingdom)(d)	6.496% (SOFR + 1.88%)	#	9/13/2027	18,000,000	18,012,130
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	16,090,000	16,056,307
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	9,838,000	9,610,170
Citigroup, Inc.	5.174% (SOFR + 1.49%)	#	9/11/2036	6,714,000	6,525,528
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035	5,724,000	5,712,413
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	5,000,000	5,062,973
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035	5,984,000	6,299,344

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Federation des Caisses Desjardins du Quebec (Canada)†(d)	5.021%		5/27/2031	$4,376,000	$4,347,814
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	8,226,000	7,181,926
Goldman Sachs Group, Inc.	4.153% (SOFR + 0.90%)	#	10/21/2029	8,013,000	7,887,309
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035	10,000,000	9,603,728
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%)	#	4/20/2034	5,573,000	5,438,212
HDFC Bank Ltd. (India)†(d)	5.159%		8/26/2029	5,147,000	5,130,395
JPMorgan Chase & Co.	2.069% (SOFR + 1.02%)	#	6/1/2029	6,695,000	6,395,115
JPMorgan Chase & Co.	2.963% (SOFR + 1.26%)	#	1/25/2033	9,393,000	8,389,958
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%)	#	4/23/2037	4,678,000	4,527,068
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037	12,700,000	12,189,026
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035	10,000,000	9,894,532
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	5,321,000	5,297,618
Kookmin Bank (South Korea)(d)	4.50%		2/1/2029	264,000	260,631
Kookmin Bank (South Korea)(d)	4.50%		2/1/2029	5,597,000	5,531,879
Macquarie Group Ltd. (Australia)†(d)(e)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	11,984,000	11,946,703
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,183,000	14,998,343
Morgan Stanley	5.25% (SOFR + 1.87%)	#	4/21/2034	3,273,000	3,233,723
Morgan Stanley	5.296% (SOFR + 1.41%)	#	4/10/2037	4,732,000	4,578,607
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	3,246,000	3,181,717
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	20,333,000	20,030,087
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034	6,727,000	6,697,414
Morgan Stanley	5.605% (SOFR + 1.43%)	#	7/17/2037	3,002,000	2,973,377
NRW Bank (Germany)(d)	4.625%		3/8/2027	9,340,000	9,361,897

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	$3,804,000	$3,845,778
PNC Financial Services Group, Inc.	6.037% (SOFR + 2.14%)	#	10/28/2033	10,255,000	10,598,489
Shinhan Bank Co. Ltd. (South Korea)†(d)(e)	4.00%		4/23/2029	2,539,000	2,473,453
Truist Financial Corp.	5.711% (SOFR + 1.92%)	#	1/24/2035	10,282,000	10,345,917
Truist Financial Corp.	5.867% (SOFR + 2.36%)	#	6/8/2034	4,175,000	4,249,761
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	13,037,000	12,641,806
UBS Group AG (Switzerland)†(d)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	5,626,000	5,654,879
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	6,505,000	6,399,438
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	14,816,000	14,712,603
Wells Fargo Bank NA	5.85%		2/1/2037	5,225,000	5,277,280
Westpac Banking Corp. (Australia)(d)	3.371%		6/7/2027	11,742,000	11,659,343
Westpac Banking Corp. (Australia)†(d)	3.371%		6/7/2027	1,680,000	1,668,174
Total					401,412,102

Beverages 0.27%
Coca-Cola Consolidated, Inc.	5.45%		6/1/2034	12,341,000	12,456,744

Biotechnology 0.48%
Amgen, Inc.	5.15%		3/2/2028	15,902,000	16,002,933
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	7,105,000	4,138,155
Royalty Pharma PLC	3.35%		9/2/2051	3,509,000	2,251,009
Total					22,392,097

Building Materials 0.13%
Martin Marietta Materials, Inc.	5.20%		1/30/2032	6,009,000	6,011,748

Commercial Services 0.34%
Global Payments, Inc.	5.20%		11/15/2032	10,097,000	9,747,353
Quanta Services, Inc.	5.30%		8/9/2033	6,027,000	5,969,923
Total					15,717,276

Computers 0.13%
Gartner, Inc.†	4.50%		7/1/2028	6,230,000	6,133,369

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 2.17%
Aircastle Ltd.†	2.85%		1/26/2028	$12,633,000	$12,282,589
American Express Co.	5.284% (SOFR + 1.42%)	#	7/26/2035	6,153,000	6,088,846
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	5,764,000	5,634,168
Aviation Capital Group LLC†	4.875%		1/28/2033	3,248,000	3,110,346
Aviation Capital Group LLC†	5.375%		7/15/2029	10,830,000	10,899,845
Aviation Capital Group LLC†	6.75%		10/25/2028	4,180,000	4,319,478
Avilease Capital Ltd. (Cayman Islands)†(d)	4.75%		11/12/2030	7,112,000	6,907,227
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.528%		11/18/2027	927,000	902,107
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.75%		11/15/2029	3,876,000	3,933,472
Cboe Global Markets, Inc.	3.65%		1/12/2027	6,217,000	6,203,435
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	11,618,000	11,678,184
Intercontinental Exchange, Inc.	5.15%		9/1/2033	5,693,000	5,673,211
Lseg U.S. Fin Corp.†	5.297%		3/28/2034	4,657,000	4,603,848
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,435,000	4,429,165
Private Export Funding Corp.†	3.85%		1/27/2028	14,388,000	14,253,151
Total					100,919,072

Electric 5.34%
AEP Texas, Inc.	5.20%		4/15/2036	15,850,000	15,300,978
Alfa Desarrollo SpA (Chile)†(d)	4.55%		9/27/2051	8,035,247	6,314,698
American Transmission Systems, Inc.†	2.65%		1/15/2032	18,150,000	16,025,855
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	5,364,000	5,373,766
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	9,622,000	9,753,336
Chile Electricity Lux MPC II SARL (Luxembourg)†(d)	5.58%		10/20/2035	7,204,212	7,193,405
Chpe LLC†	5.10%		6/30/2033	7,104,000	6,969,469
Chpe LLC†	5.35%		6/30/2036	5,594,000	5,441,406
Commonwealth Edison Co.	5.95%		6/1/2055	4,242,000	4,142,033
Constellation Energy Generation LLC	5.00%		2/1/2031	9,595,000	9,508,128
Constellation Energy Generation LLC	5.60%		6/15/2042	4,663,000	4,462,996
Consumers Energy Co.	5.125%		5/1/2036	6,714,000	6,572,088
Duke Energy Indiana LLC	5.25%		3/1/2034	8,216,000	8,175,130
Electricite de France SA (France)(d)	4.50%		12/4/2069	5,800,000	3,944,403
ENEL Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	5,488,000	5,523,870
Entergy Louisiana LLC	4.90%		4/15/2036	2,490,000	2,369,186
Entergy Louisiana LLC	5.15%		9/15/2034	5,000,000	4,927,064
Entergy Louisiana LLC	5.70%		3/15/2054	5,018,000	4,720,421
Evergy Missouri West, Inc.†	5.65%		6/1/2034	12,641,000	12,649,368
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico)†(d)	7.25%		1/31/2041	3,571,334	3,570,334

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Florida Power & Light Co.	5.80%	3/15/2065	$2,820,000	$2,659,824
IPALCO Enterprises, Inc.	4.25%	5/1/2030	12,000,000	11,618,303
Liberty Utilities Co.†	5.869%	1/31/2034	8,756,000	8,820,920
Louisville Gas & Electric Co.	5.85%	8/15/2055	4,711,000	4,526,218
Narragansett Electric Co.†	5.35%	5/1/2034	6,045,000	5,988,969
Oglethorpe Power Corp.	5.80%	6/1/2054	4,902,000	4,576,673
Ohio Edison Co.	8.25%	10/15/2038	2,419,000	2,964,397
Pacific Gas & Electric Co.	2.50%	2/1/2031	9,326,000	8,309,944
Pacific Gas & Electric Co.	5.20%	5/1/2036	4,077,000	3,848,149
Pacific Gas & Electric Co.	5.80%	5/15/2034	12,106,000	12,125,745
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(d)	4.125%	5/15/2027	9,992,000	9,952,952
PSEG Power LLC†	5.75%	5/15/2035	3,647,000	3,639,842
Virginia Electric & Power Co.	4.95%	3/15/2036	4,848,000	4,613,700
Virginia Electric & Power Co.	5.65%	8/15/2036	3,115,000	3,121,595
Vistra Operations Co. LLC†	5.70%	12/30/2034	18,631,000	18,386,176
Total				248,091,341

Electronics 0.62%
nVent Finance SARL (Luxembourg)(d)	4.55%	4/15/2028	10,940,000	10,884,170
nVent Finance SARL (Luxembourg)(d)	5.65%	5/15/2033	5,387,000	5,455,372
Vontier Corp.	2.95%	4/1/2031	13,605,000	12,309,807
Total				28,649,349

Engineering & Construction 0.13%
Sitios Latinoamerica SAB de CV (Mexico)†(d)	6.00%	11/25/2029	6,107,000	6,188,223

Entertainment 0.17%
Flutter Treasury DAC (Ireland)†(d)	5.875%	6/4/2031	7,905,000	7,773,674

Food 0.78%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(d)	5.50%	1/15/2036	7,107,000	6,924,179
Pilgrim’s Pride Corp.	3.50%	3/1/2032	14,563,000	13,194,359
Smithfield Foods, Inc.†	2.625%	9/13/2031	18,197,000	16,014,136
Total				36,132,674

Gas 0.82%
National Fuel Gas Co.	4.75%	5/15/2029	9,377,000	9,302,757
National Fuel Gas Co.	5.50%	5/15/2036	3,845,000	3,740,626
National Fuel Gas Co.	5.95%	3/15/2035	4,483,000	4,559,673
NiSource, Inc.	5.30%	5/18/2036	1,715,000	1,670,965
ONE Gas, Inc.	5.45%	9/1/2036	6,009,000	5,967,273

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	$6,061,000	$5,858,152
Southern Co. Gas Capital Corp.	5.10%	9/15/2035	7,394,000	7,141,228
Total				38,240,674

Health Care-Products 0.77%
180 Medical, Inc.†	5.30%	10/8/2035	7,480,000	7,200,193
Baxter International, Inc.(e)	2.539%	2/1/2032	6,786,000	5,833,889
Baxter International, Inc.	5.65%	12/15/2035	16,848,000	16,453,160
VSP Optical Group, Inc.†	5.40%	6/1/2033	2,367,000	2,343,397
VSP Optical Group, Inc.†	5.45%	12/1/2035	4,262,000	4,165,726
Total				35,996,365

Health Care-Services 0.68%
CommonSpirit Health	5.318%	12/1/2034	5,110,000	5,026,099
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	5,650,000	4,973,967
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	6,516,000	5,776,070
Icon Investments Six DAC (Ireland)†(d)	5.995%	8/13/2036	4,345,000	4,333,782
Icon Investments Six DAC (Ireland)(d)(e)	6.00%	5/8/2034	6,385,000	6,451,335
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,926,000	4,913,621
Total				31,474,874

Home Furnishings 0.12%
Panasonic Holdings Corp. (Japan)†(d)	5.362%	7/8/2036	5,628,000	5,518,663

Insurance 1.47%
Arch Capital Group Ltd.	5.95%	6/15/2056	2,986,000	2,898,408
Arch Capital Group Ltd.	7.35%	5/1/2034	5,000,000	5,574,669
Assurant, Inc.	5.55%	2/15/2036	6,248,000	6,115,021
Athene Global Funding†	1.985%	8/19/2028	11,690,000	11,018,773
Brighthouse Financial Global Funding†	5.65%	6/10/2029	6,508,000	6,543,929
CNO Global Funding†	5.875%	6/4/2027	11,648,000	11,754,444
Jackson National Life Global Funding†	4.60%	10/1/2029	7,120,000	7,014,309
New York Life Global Funding†	4.55%	1/28/2033	7,387,000	7,106,684
Protective Life Global Funding†	5.432%	1/14/2032	6,868,000	6,910,203
Transatlantic Holdings, Inc.	8.00%	11/30/2039	2,678,000	3,187,392
Total				68,123,832

Internet 1.71%
Alphabet, Inc.	5.45%	8/15/2036	9,354,000	9,283,803
Alphabet, Inc.	6.375%	8/15/2056	3,930,000	3,957,079
Amazon.com, Inc.	5.80%	3/13/2056	9,491,000	8,760,557
Beignet Investor LLC†	6.581%	5/30/2049	16,894,000	16,194,196
Meituan (China)†(d)	5.125%	11/5/2035	7,529,000	7,072,082

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
Prosus NV (Netherlands)(d)(e)	4.027%	8/3/2050	$6,785,000	$4,648,362
Uber Technologies, Inc.†	4.50%	8/15/2029	14,184,000	13,991,052
VeriSign, Inc.	2.70%	6/15/2031	7,378,000	6,572,692
Weibo Corp. (China)(d)(e)	3.375%	7/8/2030	9,550,000	8,897,163
Total				79,376,986

Iron-Steel 0.18%
Vale Overseas Ltd. (Brazil)(d)	6.40%	6/28/2054	8,317,000	8,213,038

Leisure Time 0.50%
Carnival Corp. Ltd.†(e)	6.125%	2/15/2033	7,569,000	7,591,768
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	15,576,000	15,674,273
Total				23,266,041

Machinery: Construction & Mining 0.14%
Vertiv Holdings Co.	4.85%	3/15/2036	4,148,000	3,927,150
Vertiv Holdings Co.	5.80%	3/15/2056	2,805,000	2,626,312
Total				6,553,462

Machinery-Diversified 0.20%
Flowserve Corp.	5.70%	5/15/2036	9,433,000	9,307,121

Media 0.71%
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05%	3/30/2029	5,023,000	4,982,274
Cox Communications, Inc.†	1.80%	10/1/2030	6,197,000	5,299,368
Cox Communications, Inc.†	2.60%	6/15/2031	4,048,000	3,495,320
Space Exploration Technologies Corp.†	5.35%	7/15/2031	8,037,000	7,858,719
Space Exploration Technologies Corp.†	5.65%	7/15/2033	7,614,000	7,349,498
Space Exploration Technologies Corp.†	5.875%	7/15/2036	4,412,000	4,160,149
Total				33,145,328

Mining 1.08%
Anglo American Capital PLC (United Kingdom)†(d)	5.75%	4/5/2034	2,543,000	2,575,559
Antofagasta PLC (Chile)†(d)	6.25%	5/2/2034	8,770,000	9,105,926
Corp. Nacional del Cobre de Chile (Chile)(d)	3.00%	9/30/2029	8,715,000	8,215,999
Corp. Nacional del Cobre de Chile (Chile)(d)	3.625%	8/1/2027	3,870,000	3,830,790
Freeport Indonesia PT (Indonesia)(d)	4.763%	4/14/2027	6,956,000	6,965,739
Glencore Funding LLC†	5.634%	4/4/2034	4,442,000	4,462,482
Minera Mexico SA de CV (Mexico)†(d)	5.625%	2/12/2032	10,557,000	10,578,114
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (Canada)†(d)	5.854%	5/13/2032	4,359,000	4,434,986
Total				50,169,595

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Miscellaneous Manufacturing 0.26%
Eaton Corp.	3.95%	3/6/2029	$7,235,000	$7,101,259
Parker-Hannifin Corp.	4.25%	9/15/2027	5,029,000	5,020,615
Total				12,121,874

Oil & Gas 0.50%
Expand Energy Corp.	5.375%	3/15/2030	6,998,000	7,024,665
Occidental Petroleum Corp.	6.45%	9/15/2036	2,738,000	2,889,921
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	4.375%	2/2/2031	6,536,000	6,329,676
Viper Energy Partners LLC	5.70%	8/1/2035	6,777,000	6,757,121
Total				23,001,383

Pharmaceuticals 1.28%
AbbVie, Inc.	4.80%	3/15/2027	8,842,000	8,863,369
Bayer Corp.†	6.65%	2/15/2028	8,085,000	8,286,902
Bayer U.S. Finance LLC†	5.375%	7/20/2033	2,844,000	2,810,384
Bayer U.S. Finance LLC†	6.375%	11/21/2030	5,708,000	5,943,569
Bayer U.S. Finance LLC†	6.50%	11/21/2033	7,821,000	8,214,331
EMD Finance LLC†	4.125%	8/15/2028	2,547,000	2,519,090
EMD Finance LLC†	5.00%	10/15/2035	14,691,000	14,113,872
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(d)	4.45%	5/19/2028	8,888,000	8,868,859
Total				59,620,376

Pipelines 1.84%
Boardwalk Pipelines LP	5.375%	2/15/2036	6,129,000	5,971,508
Cheniere Energy, Inc.	4.625%	10/15/2028	6,420,000	6,386,348
Colonial Enterprises, Inc.†	5.627%	11/15/2035	7,586,000	7,434,830
Eastern Energy Gas Holdings LLC	5.65%	10/15/2054	3,519,000	3,213,853
Eastern Gas Transmission & Storage, Inc.	3.00%	11/15/2029	7,044,000	6,638,144
Energy Transfer LP†	7.375%	2/1/2031	4,803,000	4,929,190
Esentia Energy Development SAB de CV (Mexico)†(d)	6.50%	7/30/2038	8,652,000	8,405,418
Florida Gas Transmission Co. LLC†	5.75%	7/15/2035	9,830,000	9,904,212
Gulfstream Natural Gas System LLC†	5.60%	7/23/2035	9,391,000	9,313,574
NGPL PipeCo LLC†	5.60%	8/15/2036	4,741,000	4,617,102
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	18,445,000	18,554,646
Total				85,368,825

REITS 0.87%
Crown Castle, Inc.	3.30%	7/1/2030	15,794,000	14,728,945
Goodman U.S. Finance Seven LLC†	5.25%	4/28/2036	7,620,000	7,316,333
SBA Communications Corp.	4.875%	1/15/2030	7,559,000	7,496,652
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	11,244,000	10,984,471
Total				40,526,401

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors 1.49%
Broadcom, Inc.	3.137%	11/15/2035	$10,423,000	$8,392,791
Broadcom, Inc.	4.80%	2/15/2036	13,467,000	12,364,767
Foundry JV Holdco LLC†	5.50%	1/25/2031	7,113,000	7,176,980
Foundry JV Holdco LLC†	6.15%	1/25/2032	12,950,000	13,354,411
Intel Corp.	4.10%	5/19/2046	5,012,000	3,690,339
Marvell Technology, Inc.	5.30%	4/15/2036	9,386,000	9,053,176
NVIDIA Corp.(e)	4.95%	6/15/2036	16,007,000	15,222,653
Total				69,255,117

Software 0.65%
Oracle Corp.	2.875%	3/25/2031	4,450,000	3,898,304
Oracle Corp.	3.65%	3/25/2041	1,828,000	1,235,516
Oracle Corp.(e)	4.90%	2/6/2033	6,336,000	5,837,861
Oracle Corp.	5.95%	9/26/2055	10,222,000	8,125,947
Oracle Corp.	6.125%	7/8/2039	1,337,000	1,224,714
Oracle Corp.	6.55%	2/4/2046	7,388,000	6,605,037
Oracle Corp.	6.85%	2/4/2066	3,977,000	3,494,256
Total				30,421,635

Telecommunications 0.93%
AT&T, Inc.	3.55%	9/15/2055	6,585,000	3,996,112
KT Corp. (South Korea)†(d)	4.625%	1/13/2030	5,339,000	5,298,726
NTT Finance Corp. (Japan)†(d)	5.11%	7/2/2029	9,281,000	9,300,421
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	11,876,000	10,752,792
Sopaipilla Investor LLC†	7.534%	11/30/2048	13,498,000	13,833,643
Total				43,181,694

Transportation 0.16%
GXO Logistics, Inc.	6.50%	5/6/2034	7,218,000	7,458,943

Trucking & Leasing 0.13%
SMBC Aviation Capital Finance DAC (Ireland)†(d)	5.20%	7/23/2031	6,012,000	5,977,502
Total Corporate Bonds (cost $1,786,204,137)				1,758,573,316

FLOATING RATE LOANS(f) 1.19%

Diversified Financial Services 0.30%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	11,762,073	11,805,063
Citadel Securities LP 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%)	6/10/2033	2,197,000	2,203,580
Total				14,008,643

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric 0.30%
NRG Energy, Inc. 2024 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)	4/16/2031	$14,056,702	$14,073,430

Entertainment 0.25%
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	5.482% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	11,662,882	11,461,230

Media 0.10%
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	4,847,696	4,776,072

Pipelines 0.24%
Buckeye Partners LP 2025 Term Loan B7	5.436% (1 mo. USD Term SOFR + 1.75%)	11/22/2032	11,162,766	11,207,696
Total Floating Rate Loans (cost $55,695,938)				55,527,071

FOREIGN GOVERNMENT OBLIGATIONS(d) 1.94%

Canada 0.41%
Ontario Teachers’ Finance Trust	3.00%	4/13/2027	11,889,000	11,799,599
Province of Quebec	4.625%	6/3/2036	7,650,000	7,420,413
Total				19,220,012

France 0.21%
Caisse d’Amortissement de la Dette Sociale†	4.00%	3/3/2033	10,316,000	9,777,787

Italy 0.18%
Republic of Italy Government International Bonds†	6.00%	7/14/2056	8,523,000	8,175,687

Japan 0.50%
Japan Bank for International Cooperation	2.875%	7/21/2027	11,908,000	11,766,717
Japan Finance Organization for Municipalities	4.125%	4/2/2031	11,856,000	11,559,931
Total				23,326,648

Mexico 0.39%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	17,873,000	17,868,532

Saudi Arabia 0.25%
KSA Ijarah Sukuk Ltd.†	4.25%	9/9/2030	12,122,000	11,796,155
Total Foreign Government Obligations (cost $91,638,953)				90,164,821

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.58%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	$12,360,000	$10,900,751
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	11,570,000	10,474,747
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-151 Class A2	3.80%	#(g)	10/25/2032	14,281,000	13,487,333
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(g)	12/25/2032	11,317,500	10,690,094
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(g)	1/25/2033	8,745,574	8,495,319
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-156 Class A2	4.43%	#(g)	2/25/2033	12,000,000	11,710,950
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(g)	10/25/2033	12,061,704	12,043,897
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K544 Class A2	4.266%	#(g)	7/25/2030	11,510,000	11,319,765
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(g)	8/25/2032	8,934,000	8,185,928
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(g)	5/25/2033	16,174,000	15,525,863
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(g)	12/25/2034	7,340,000	7,199,275
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $121,438,017)					120,033,922

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 27.14%
Federal Home Loan Mortgage Corp.	2.00%		2/1/2052	17,492,168	13,888,496
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051	16,945,731	13,858,393
Federal Home Loan Mortgage Corp.	3.00%		8/1/2052	27,547,233	23,940,496
Federal Home Loan Mortgage Corp.	3.50%		2/1/2046 - 9/1/2051	7,264,046	6,531,081
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	16,870,893	16,487,386
Federal Home Loan Mortgage Corp.	5.424% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	11,422,066	11,485,105

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	$33,094,617	$33,261,954
Federal Home Loan Mortgage Corp.	6.00%		10/1/2054 - 3/1/2056	31,423,663	32,082,121
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	53,493,774	44,348,331
Federal National Mortgage Association	3.00%		4/1/2051	21,134,401	18,239,825
Federal National Mortgage Association	3.50%		12/1/2049 - 12/1/2053	39,206,085	35,053,586
Federal National Mortgage Association	4.00%		8/1/2052 - 12/1/2053	23,090,762	21,232,289
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	17,848,490	17,435,751
Federal National Mortgage Association	5.461% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	40,641,610	41,013,355
Federal National Mortgage Association	5.50%		10/1/2054	16,671,368	16,780,360
Federal National Mortgage Association	5.917% (30 day USD SOFR Average + 2.24%)	#	8/1/2054	7,448,825	7,577,291
Federal National Mortgage Association	6.00%		10/1/2054 - 1/1/2055	9,222,884	9,504,577
Federal National Mortgage Association	6.053% (30 day USD SOFR Average + 2.33%)	#	5/1/2055	10,791,519	11,009,707
Federal National Mortgage Association	6.236% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	23,839,971	24,366,170
Government National Mortgage Association(h)	2.00%		TBA	31,662,000	25,387,853
Government National Mortgage Association(h)	2.50%		TBA	45,552,000	38,051,994
Government National Mortgage Association(h)	3.00%		TBA	83,168,000	72,225,659
Government National Mortgage Association(h)	4.50%		TBA	48,144,000	45,041,523
Government National Mortgage Association(h)	5.00%		TBA	45,294,000	43,810,138
Government National Mortgage Association(h)	5.50%		TBA	19,255,099	19,321,460
Government National Mortgage Association(h)	6.00%		TBA	27,518,254	28,064,907
Uniform Mortgage-Backed Security(h)	2.00%		TBA	92,385,000	72,041,565
Uniform Mortgage-Backed Security(h)	2.50%		TBA	48,670,000	39,684,934
Uniform Mortgage-Backed Security(h)	3.00%		TBA	14,504,000	12,362,833
Uniform Mortgage-Backed Security(h)	4.50%		TBA	66,409,000	63,907,269
Uniform Mortgage-Backed Security(h)	5.00%		TBA	124,534,000	122,400,795
Uniform Mortgage-Backed Security(h)	5.50%		TBA	174,288,000	173,200,447
Uniform Mortgage-Backed Security(h)	6.00%		TBA	85,135,000	86,345,107
Uniform Mortgage-Backed Security(h)	6.50%		TBA	14,601,000	15,044,503
Uniform Mortgage-Backed Security(h)	7.00%		TBA	5,704,000	5,967,386
Total Government Sponsored Enterprises Pass-Throughs (cost $1,270,753,519)					1,260,954,647

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.78%
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	3/15/2038	$4,040,000	$4,055,358
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	13,810,000	14,081,280
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	7,430,000	7,543,284
Bank5 Series 2026-5YR24 Class A3	5.832%		8/15/2031	1,750,000	1,795,885
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(g)	10/25/2051	7,773,569	6,249,062
Benchmark Mortgage Trust Series 2024-V10 Class A3	5.277%		9/15/2057	5,000,000	5,017,869
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	8,480,000	8,622,603
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	16,250,000	16,502,564
Benchmark Mortgage Trust Series 2026-V23 Class A3	5.853%		8/28/2059	2,000,000	2,051,388
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	8,290,000	8,433,470
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(g)	12/15/2057	18,585,000	18,811,358
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	9,970,000	9,947,629
BX Commercial Mortgage Trust Series 2026-CSMO Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	2/15/2043	4,720,000	4,737,989
BX Trust Series 2025-ARIA Class A†	5.199%	#(g)	12/13/2042	7,000,000	6,931,531
BX Trust Series 2025-VOLT Class A†	5.339% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	9,910,000	9,901,758
Cantor Commercial Real Estate Lending Series 2019-CF3 Class A4	3.006%		1/15/2053	14,127,000	13,112,113
CIM Trust Series 2020-INV1 Class A2†	2.50%	#(g)	4/25/2050	4,106,996	3,360,072
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(g)	7/1/2051	10,561,652	8,496,689
CIM Trust Series 2021-J1 Class A1†	2.50%	#(g)	3/25/2051	6,220,283	5,025,237
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(g)	11/27/2051	11,106,315	9,299,673
CONE Trust Series 2024-DFW1 Class A†	5.281% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	7,300,000	7,274,897
DBC Mortgage Trust Series 2025-DBC Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	5,080,000	5,092,649
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(g)	5/12/2046	6,800,000	6,731,189
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M2†	7.393% (30 day USD SOFR Average + 3.75%)	#	2/25/2042	2,270,000	2,299,648

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.993% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	$3,932,736	$3,937,466
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	4,529,094	4,545,560
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	1,485,518	1,486,159
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA3 Class A1†	4.593% (30 day USD SOFR Average + 0.95%)	#	9/25/2045	2,350,000	2,343,362
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA3 Class M1†	4.743% (30 day USD SOFR Average + 1.10%)	#	9/25/2045	2,050,844	2,050,372
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.543% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	8,000,000	8,308,722
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.743% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	3,263,107	3,262,978
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03 Class 2M1†	5.243% (30 day USD SOFR Average + 1.60%)	#	3/25/2045	971,990	972,766
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R04 Class 2A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	7/25/2046	5,112,363	5,111,704
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	11,330,000	10,864,983
Federal National Mortgage Association-ACES Series 2025-M6 Class A2	4.25%		10/25/2035	12,605,000	11,943,564
Flagstar Mortgage Trust Series 2021-11 IN Class A20†	3.00%	#(g)	11/25/2051	3,340,726	2,797,296
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(g)	11/25/2051	5,922,351	4,786,909
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(g)	6/1/2051	8,079,323	6,515,018

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(g)	8/10/2041	$9,150,000	$9,090,364
GS Mortgage-Backed Securities Corp. Trust Series 2021-PJ1 Class A2†	2.50%	#(g)	6/25/2051	3,830,127	3,095,809
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(g)	4/25/2052	14,658,467	11,829,159
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(g)	7/25/2051	6,873,474	5,555,681
GS Mortgage-Backed Securities Trust Series 2021-PJ8 Class A2†	2.50%	#(g)	1/25/2052	3,563,254	2,875,491
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(g)	2/26/2052	4,299,878	3,464,767
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(g)	8/25/2052	7,690,497	6,216,063
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(g)	1/25/2053	13,401,277	11,270,821
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(g)	5/25/2052	1,693,622	1,369,933
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(g)	6/25/2052	10,316,819	8,684,951
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(g)	12/25/2051	6,341,177	5,125,437
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(g)	4/25/2052	13,031,838	10,911,975
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(g)	5/25/2052	9,771,841	8,182,275
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(g)	7/25/2052	5,885,471	4,942,783
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(g)	7/25/2052	6,157,947	4,953,975
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(g)	8/25/2052	7,908,048	6,661,137
JP Morgan Mortgage Trust Series 2022-4 Class A3†	3.00%	#(g)	10/25/2052	5,799,004	4,877,402
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(g)	3/25/2052	9,197,682	7,701,513
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(g)	9/25/2052	4,710,742	3,976,905
JP Morgan Mortgage Trust Series 2025-DSC2 Class A1†	5.195%	#(g)	10/25/2065	8,423,819	8,354,828
JP Morgan Mortgage Trust Series 2025-NQM4 Class A1†	4.954%	#(g)	3/25/2066	3,383,766	3,335,631
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	5,527,445	5,468,762
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	5,483,220	5,411,576
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(a)	9/25/2066	7,000,545	6,938,079

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.529% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	$3,240,000	$3,246,180
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	7,500,000	7,507,106
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	13,190,000	13,386,705
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(g)	9/24/2057	7,063,291	6,936,632
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(g)	9/25/2070	4,197,260	4,127,627
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(g)	5/25/2065	3,562,328	3,544,068
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.889% (1 mo. USD Term SOFR + 1.25%)	#	2/15/2043	11,410,000	11,410,555
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(a)	2/25/2061	2,144,693	2,120,288
OBX Trust Series 2021-J1 Class A1†	2.50%	#(g)	5/25/2051	990,892	800,299
OBX Trust Series 2025-NQM15 Class A1†	5.143%	#(g)	7/27/2065	9,097,508	9,037,764
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(g)	8/25/2065	11,077,767	10,943,072
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(g)	10/25/2065	2,654,059	2,623,484
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	5,804,477	5,754,111
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	5,280,340	5,240,840
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	1,613,855	1,604,529
PSA Trust Series 2026-STOR Class A†	5.554%	#(g)	8/15/2031	3,460,000	3,467,130
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(g)	12/25/2051	17,128,208	13,822,133
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(g)	11/25/2051	13,195,556	10,648,559
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	4,520,000	4,538,357
SG Residential Mortgage Trust Series 2026-3 Class A1FC†	5.078%	(a)	4/25/2066	2,431,780	2,410,578
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(g)	2/25/2050	19,834	19,137
Verus Securitization Trust Series 2024-R1 Class A1†	5.218%	#(g)	9/25/2069	7,020,758	6,980,309
Verus Securitization Trust Series 2025-1 Class A1†	5.62%	#(g)	1/25/2070	4,803,906	4,805,028
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	1,749,906	1,734,367
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	2,562,734	2,535,258
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	3,980,829	3,917,517
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	4,933,350	4,888,291
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	1,102,325	1,096,738

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	$14,640,000	$14,915,453
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	5,860,000	6,021,082
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	9,110,000	9,262,246
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	8,710,000	8,648,132
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(g)	12/25/2051	1,468,336	1,184,992
Total Non-Agency Commercial Mortgage-Backed Securities (cost $603,236,302)					593,775,938

U.S. TREASURY OBLIGATIONS 15.57%
U.S. Treasury Bonds	4.75%		2/15/2045	129,089,000	121,860,521
U.S. Treasury Bonds	4.75%		11/15/2053	105,842,000	97,870,774
U.S. Treasury Bonds	4.75%		5/15/2055	120,252,000	111,247,192
U.S. Treasury Bonds	4.75%		2/15/2056	54,661,000	50,621,211
U.S. Treasury Bonds	4.875%		8/15/2045	97,053,000	92,882,754
U.S. Treasury Bonds	5.00%		5/15/2046	110,348,000	107,115,148
U.S. Treasury Inflation-Indexed Notes(i)	0.125%		4/15/2027	47,789,564	47,041,309
U.S. Treasury Notes	4.125%		5/31/2031	96,214,000	94,714,414
Total U.S. Treasury Obligations (cost $748,674,262)					723,353,323
Total Long-Term Investments (cost $5,492,689,573)					5,415,773,028

SHORT-TERM INVESTMENTS 1.49%

REPURCHASE AGREEMENTS 1.10%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $29,867,900 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $34,781,950; proceeds: $34,102,864 (cost $34,099,786)				34,099,786	34,099,786
Repurchase Agreement dated 8/31/2026, 3.670% due 9/1/2026 with JPMorgan Securities LLC collateralized by $17,413,600 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $17,346,939; proceeds: $17,001,733 (cost $17,000,000)				17,000,000	17,000,000
Total Repurchase Agreements (cost $51,099,786)					51,099,786

TIME DEPOSITS 0.04%
CitiBank N.A.(j) (cost $1,807,267)				1,807,267	1,807,267

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND August 31, 2026

Investments	Shares	Fair Value
MONEY MARKET FUNDS 0.35%
Fidelity Government Portfolio(j) (cost $16,265,407)	16,265,407	$16,265,407
Total Short-Term Investments (cost $69,172,460)		69,172,460
Total Investments in Securities 118.05% (cost $5,561,862,033)		5,484,945,488
Other Assets and Liabilities – Net (18.05)%		(838,598,380)
Net Assets 100.00%		$4,646,347,108

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $1,741,801,824, which represents 37.49% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Securities purchased on a when-issued basis.
(c)	Interest rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(j)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2026	1,295	Short	$(142,491,715)	$(141,701,328)	$790,387

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	863	Long	$177,562,041	$177,117,266	$(444,775)
U.S. 5-Year Treasury Note	December 2026	714	Long	75,723,567	75,472,031	(251,536)
Total Unrealized Depreciation on Futures Contracts						$(696,311)

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$813,389,990	$–	$813,389,990
Corporate Bonds	–	1,758,573,316	–	1,758,573,316
Floating Rate Loans	–	55,527,071	–	55,527,071
Foreign Government Obligations	–	90,164,821	–	90,164,821
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	120,033,922	–	120,033,922
Government Sponsored Enterprises Pass-Throughs	–	1,260,954,647	–	1,260,954,647
Non-Agency Commercial Mortgage-Backed Securities	–	593,775,938	–	593,775,938
U.S. Treasury Obligations	–	723,353,323	–	723,353,323
Short-Term Investments
Repurchase Agreements	–	51,099,786	–	51,099,786
Time Deposits	–	1,807,267	–	1,807,267
Money Market Funds	16,265,407	–	–	16,265,407
Total	$16,265,407	$5,468,680,081	$–	$5,484,945,488
Other Financial Instruments
Futures Contracts
Assets	$790,387	$–	$–	$790,387
Liabilities	(696,311)	–	–	(696,311)
Total	$94,076	$–	$–	$94,076

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 118.09%

ASSET-BACKED SECURITIES 15.47%

Automobiles 6.76%
Ally Bank Auto Credit-Linked Notes Series 2024-B Class E†	6.678%	9/15/2032	$1,603,247	$1,610,631
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A3†	4.12%	5/20/2030	8,065,000	8,027,490
Bayview Opportunity Master Fund VII Trust Series 2024-SN1 Class E†	8.00%	10/15/2029	8,690,000	8,812,141
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	5,163,536	5,186,573
Bank of America Auto Trust Series 2026-1A Class A2A†	4.10%	11/15/2028	10,080,000	10,072,199
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class D	7.84%	8/15/2029	10,005,000	10,249,762
CarMax Auto Owner Trust Series 2023-3 Class C	5.61%	2/15/2029	3,735,000	3,763,249
CarMax Auto Owner Trust Series 2023-4 Class B	6.39%	5/15/2029	7,285,000	7,406,598
CarMax Auto Owner Trust Series 2024-3 Class D	5.67%	1/15/2031	2,635,000	2,658,484
Carvana Auto Receivables Trust Series 2026-P3 Class A4	5.00%	8/10/2032	17,261,000	17,233,307
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,323,939	1,325,796
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%	10/15/2030	9,734,000	9,789,606
Citizens Auto Receivables Trust Series 2024-1 Class A3†	5.11%	4/17/2028	2,297,096	2,301,742
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%	8/15/2028	994,326	997,372
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	7,370,442	7,405,831
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%	1/15/2031	9,580,000	9,589,959
CPS Auto Receivables Trust Series 2025-C Class B†	4.71%	12/17/2029	9,675,000	9,678,892
CPS Auto Receivables Trust Series 2026-A Class B†	4.43%	9/16/2030	15,000,000	14,940,068
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	7,000,000	7,593,015
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%	8/15/2029	7,668,674	7,737,876

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-3A Class D	6.68%		4/16/2029	$4,691,214	$4,739,475
Exeter Automobile Receivables Trust Series 2023-3A Class E†	9.98%		1/15/2031	9,000,000	9,582,804
Ford Credit Auto Lease Trust Series 2024-B Class B	5.18%		2/15/2028	7,735,000	7,762,362
Ford Credit Auto Owner Trust Series 2026-2 Class A†	4.86%	(a)	2/15/2039	11,070,000	11,043,049
GLS Auto Receivables Issuer Trust Series 2024-1A Class D†	5.95%		12/17/2029	6,885,000	6,970,771
GLS Auto Receivables Issuer Trust Series 2026-2A Class B†	4.63%		9/16/2030	15,765,000	15,691,899
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%		6/17/2030	1,263,780	1,270,314
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%		10/15/2029	5,511,213	5,542,327
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A4	4.86%		6/18/2029	5,265,000	5,286,194
GM Financial Revolving Receivables Trust Series 2022-1 Class A†	5.91%		10/11/2035	11,240,000	11,423,799
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%		10/16/2028	2,554,529	2,558,401
Hyundai Auto Receivables Trust Series 2023-C Class B	6.01%		12/17/2029	5,560,000	5,656,455
LAD Auto Receivables Trust Series 2023-2A Class C†	5.58%		9/15/2028	1,708,145	1,710,012
LAD Auto Receivables Trust Series 2023-3A Class C†	6.43%		12/15/2028	6,438,473	6,474,647
LAD Select Auto Receivables Trust Series 2026-A Class B†	5.00%		11/15/2032	3,920,000	3,914,972
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%		2/15/2030	19,810,000	19,783,821
Santander Bank Auto Credit-Linked Notes Series 2026-A Class B†	4.806%		7/17/2034	10,340,000	10,296,707
Santander Drive Auto Receivables Trust Series 2022-7 Class C	6.69%		3/17/2031	2,868,918	2,899,225
Santander Drive Auto Receivables Trust Series 2024-3 Class C	5.64%		8/15/2030	4,505,000	4,549,576
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	5,760,137	5,771,613
VStrong Auto Receivables Trust Series 2023-A Class D†	9.31%		2/15/2030	5,101,000	5,401,223

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	$1,700,000	$1,838,194
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	9,550,000	9,537,158
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	61,431	61,463
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%		3/15/2030	7,985,000	8,036,354
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	8,945,000	8,933,175
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%		7/16/2029	13,850,000	13,787,822
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%		2/15/2029	7,596,397	7,643,294
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	3,335,460	3,341,507
Total					347,889,204

Credit Card 1.30%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	9,555,000	9,621,400
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	6,700,000	6,706,030	(b)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	5,350,000	5,317,601
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	8,980,000	8,959,663
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	24,737,000	24,826,595
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	11,380,000	11,390,907
Total					66,822,196

Other 7.33%
720 East CLO IV Ltd. Series 2024-1A Class BR†	5.222% (3 mo. USD Term SOFR + 1.55%)	#	7/15/2039	10,250,000	10,258,292
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	5,640,000	5,645,274
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	10,200,000	10,115,008
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	6,945,000	6,899,824
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.50% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038	5,000,000	5,026,485

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	$1,385,161	$1,392,080
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	9,480,000	9,512,804
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	530,000	530,830
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.087% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	1,222,139	1,224,187
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	12,820,000	12,830,538
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.923% (3 mo. USD Term SOFR + 1.17%)	#	10/15/2038	6,720,000	6,724,543
Birch Grove CLO 4 Ltd. Series 2022-4A Class A2R2†	5.403% (3 mo. USD Term SOFR + 1.45%)	#	7/15/2037	5,360,000	5,362,455
Birch Grove CLO Ltd. Series 19A Class A2R3†	5.137% (3 mo. USD Term SOFR + 1.42%)	#	7/17/2037	4,710,000	4,712,298
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	9,310,000	9,333,277
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	7,800,000	7,815,990
BSPDF Issuer LLC Series 2026-FL5 Class A†	5.10% (1 mo. USD Term SOFR + 1.30%)	#	2/18/2044	3,230,000	3,232,731
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.025% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	7,900,000	7,920,003
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	4,585,000	4,558,632
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	9,350,000	9,362,407
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A†	6.05%		1/20/2031	2,574,924	2,582,973
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	7,750,000	7,767,194
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,399,312	3,293,795

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dryden 105 CLO Ltd. Series 2023-105A Class AR†	5.203% (3 mo. USD Term SOFR + 1.45%)	#	4/15/2038	$6,030,000	$6,047,306
Elevation CLO Ltd. Series 2025-18A Class A1†	4.969% (3 mo. USD Term SOFR + 1.24%)	#	3/28/2038	7,500,000	7,508,775
FCR Issuer LLC Series 2026-FL1 Class A†	5.244% (1 mo. USD Term SOFR + 1.50%)	#	8/19/2043	5,720,000	5,724,855
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	9,965,000	9,935,329
INCREF LLC Series 2026-FL2 Class A†	5.097% (1 mo. USD Term SOFR + 1.45%)	#	12/19/2043	4,780,000	4,790,445
KKR CLO 35 Ltd. Series 35A Class BR†	5.329% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	10,150,000	10,176,390
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	1,001,993	994,382
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	11,955,000	11,917,642
Madison Park Funding LXIX Ltd. Series 2024-69A Class A2R†	5.26% (3 mo. USD Term SOFR + 1.45%)	#	7/25/2037	8,200,000	8,195,228
Man U.S. CLO Ltd. Series 2021-1A Class A2R†	5.167% (3 mo. USD Term SOFR + 1.47%)	#	10/15/2038	13,450,000	13,456,577
Mariner Finance Issuance Trust Series 2024-AA Class E†	9.02%		9/22/2036	4,250,000	4,323,655
Mariner Finance Issuance Trust Series 2024-BA Class C†	5.73%		11/20/2038	1,708,000	1,707,477
MF1 LLC Series 2022-FL9 Class A†	5.797% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	1,429,852	1,430,034
MF1 LLC Series 2026-FL22 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	11/18/2043	12,630,000	12,667,495
Mountain Point CLO 2 Ltd. Series 2026-2A Class A1†(c)	–	(d)	10/23/2039	16,090,000	16,094,103
OHA Loan Funding Ltd. Series LF16-1A Class A2R3†	5.124% (3 mo. USD Term SOFR + 1.41%)	#	8/28/2039	4,810,000	4,811,227
OneMain Financial Issuance Trust Series 2020-2A Class D†	3.45%		9/14/2035	280,000	270,224
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	3,691,710	3,672,405
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	4,025,000	4,029,109

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	$7,605,000	$7,531,365
PFP Ltd. Series 2026-13 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	5,200,000	5,228,249
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	7,840,000	7,847,448
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2R†	5.045% (3 mo. USD Term SOFR + 1.40%)	#	7/25/2039	3,650,000	3,651,566
Romark CLO - IV Ltd. Series 2021-4A Class A2AR†	5.398% (3 mo. USD Term SOFR + 1.65%)	#	7/10/2034	3,250,000	3,256,900
RR 47 Ltd. Series 2026-47A Class A1AR†	4.961% (3 mo. USD Term SOFR + 1.25%)	#	10/15/2041	9,850,000	9,852,512
SCF Equipment Leasing LLC Series 2024-1A Class E†	9.00%		12/20/2034	2,300,000	2,423,219
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	9,360,000	9,247,068
Sixth Street CLO XXIV Ltd. Series 2024-24A Class A1R†	4.992% (3 mo. USD Term SOFR + 1.24%)	#	4/23/2037	4,800,000	4,815,226
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	6,330,077	6,271,891
Sunbit Asset Securitization Trust Series 2025-1 Class A†	5.36%		7/15/2030	10,690,000	10,686,239
THL Credit Wind River CLO Ltd. Series 2020-1A Class A2RR†	5.179% (3 mo. USD Term SOFR + 1.45%)	#	7/20/2037	6,000,000	6,002,868
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	2,448,352	2,401,404
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	2,369,508	2,356,932
U.S. Bank NA Series 2026-XOV1 Class B†(c)	6.072%		9/25/2033	6,500,000	6,507,150
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	12,117,000	12,137,718
Verizon Master Trust Series 2023-3 Class A†	4.73%		4/21/2031	8,168,000	8,190,356
Verizon Master Trust Series 2025-3 Class A1A	4.51%		3/20/2030	4,910,000	4,917,148
Total					377,179,537

Student Loan 0.08%
Bayview Opportunity Master Fund VII LLC Series 2024-EDU1 Class C†	5.443% (30 day USD SOFR Average + 1.80%)	#	6/25/2047	4,105,644	4,124,055
Total Asset-Backed Securities (cost $797,666,262)					796,014,992

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 44.99%

Aerospace/Defense 0.58%
ATI, Inc.	5.875%	6/15/2033	$1,860,000	$1,878,029
ATI, Inc.	7.25%	8/15/2030	2,008,000	2,083,214
Hexcel Corp.	5.875%	2/26/2035	6,808,000	6,863,284
Howmet Aerospace, Inc.	3.75%	3/3/2028	5,612,000	5,539,662
Northrop Grumman Corp.	3.25%	1/15/2028	8,898,000	8,741,313
TransDigm, Inc.†	6.75%	1/31/2034	4,786,000	4,864,730
Total				29,970,232

Agriculture 0.69%
Altria Group, Inc.	4.875%	2/4/2028	12,638,000	12,678,873
BAT Capital Corp.	7.75%	10/19/2032	10,036,000	11,250,617
Imperial Brands Finance PLC (United Kingdom)†(e)	5.625%	7/1/2035	5,596,000	5,531,331
Imperial Brands Finance PLC (United Kingdom)†(e)	5.875%	7/1/2034	6,108,000	6,194,239
Total				35,655,060

Airlines 0.09%
United Airlines Holdings, Inc.	4.875%	3/1/2029	4,839,000	4,780,044

Apparel 0.19%
William Carter Co.†(f)	7.375%	2/15/2031	9,649,000	9,973,747

Auto Manufacturers 0.96%
Ford Motor Credit Co. LLC	2.90%	2/10/2029	2,858,000	2,695,381
Ford Motor Credit Co. LLC	5.303%	9/6/2029	12,724,000	12,687,812
Ford Motor Credit Co. LLC	7.20%	6/10/2030	3,211,000	3,366,378
Hyundai Capital America†	4.90%	6/23/2028	10,923,000	10,924,290
JB Poindexter & Co., Inc.†	8.75%	12/15/2031	5,441,000	5,623,295
Nissan Motor Acceptance Co. LLC†	7.05%	9/15/2028	7,817,000	7,986,404
Stellantis Financial Services U.S. Corp.†	5.40%	6/15/2029	3,233,000	3,194,326
Toyota Motor Credit Corp.	4.55%	9/20/2027	3,088,000	3,092,875
Total				49,570,761

Auto Parts & Equipment 0.23%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%	9/15/2032	3,951,000	4,027,472
Dexko Global, Inc.†(f)	7.50%	4/15/2032	4,760,659	3,999,871
ZF North America Capital, Inc.†	6.75%	4/23/2030	3,719,000	3,750,422
Total				11,777,765

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks 5.14%
ABN AMRO Bank NV (Netherlands)†(e)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		$3,200,000	$2,844,517
Banco de Credito del Peru SA (Peru)†(e)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037		7,086,000	7,059,427
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029		7,537,000	7,190,680
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028		10,683,000	10,591,786
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029		9,764,000	9,650,354
Barclays PLC (United Kingdom)(e)	6.496% (SOFR + 1.88%)	#	9/13/2027		10,000,000	10,006,739
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		3,941,000	4,019,223
Cassa Depositi e Prestiti SpA (Italy)(e)	4.375%		10/1/2030		13,131,000	12,837,042
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028		4,150,000	4,141,310
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030		3,263,000	3,187,435
Citigroup, Inc.(f)	5.174% (SOFR + 1.49%)	#	9/11/2036		5,680,000	5,520,554
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		7,733,000	7,924,488
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%)	#	–	(g)	6,550,000	6,646,796
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		7,089,000	7,462,575
Danske Bank AS (Denmark)†(e)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028		5,657,000	5,649,000
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035		4,122,000	4,015,313
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		8,031,000	7,769,920
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		6,830,000	5,963,111
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035		5,686,000	5,460,680
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%)	#	4/20/2034		4,959,000	4,839,062
Intesa Sanpaolo SpA (Italy)†(e)	6.625%		6/20/2033		5,678,000	6,061,293
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037		16,542,000	15,876,447
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035		12,412,000	12,281,093

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	$4,685,000	$4,664,413
Macquarie Group Ltd. (Australia)†(e)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	5,143,000	5,126,994
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,000,000	5,205,788
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	12,802,000	12,646,301
Morgan Stanley	5.073% (SOFR + 1.18%)	#	1/30/2037	13,855,000	13,213,938
Morgan Stanley	5.25% (SOFR + 1.87%)	#	4/21/2034	3,416,000	3,375,007
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	2,359,000	2,312,283
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034	7,021,000	6,990,121
Morgan Stanley	5.605% (SOFR + 1.43%)	#	7/17/2037	3,338,000	3,306,174
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,177,000	6,959,442
U.S. Bancorp	5.678% (SOFR + 1.86%)	#	1/23/2035	5,000,000	5,054,329
UBS Group AG (Switzerland)†(e)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033	4,312,000	3,783,440
UBS Group AG (Switzerland)†(e)	5.58% (SOFR + 1.76%)	#	5/9/2036	6,459,000	6,425,982
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,300,000	5,213,993
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	6,838,000	6,208,421
Wells Fargo & Co.	5.574% (SOFR + 1.74%)	#	7/25/2029	2,255,000	2,286,137
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	5,037,000	4,920,691
Total					264,692,299

Beverages 0.09%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	4,534,000	4,442,516

Biotechnology 0.53%
Amgen, Inc.	5.15%		3/2/2028	14,655,000	14,748,018
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	14,728,000	8,578,008
Royalty Pharma PLC	3.35%		9/2/2051	5,882,000	3,773,279
Total					27,099,305

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Building Materials 0.20%
Ameritex Holdco Intermediate LLC†	7.625%	8/15/2033	$3,832,000	$3,928,211
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%	7/15/2031	2,145,000	2,211,944
Smyrna Ready Mix Concrete LLC†	8.875%	11/15/2031	3,898,000	4,087,474
Total				10,227,629

Chemicals 0.40%
Celanese U.S. Holdings LLC	7.00%	2/15/2031	4,849,000	4,986,852
Rain Carbon, Inc.†(f)	12.25%	9/1/2029	3,252,000	3,460,401
SNF Group SACA (France)†(e)	5.626%	3/31/2031	12,353,000	12,407,551
Total				20,854,804

Coal 0.08%
SunCoke Energy, Inc.†	4.875%	6/30/2029	4,375,000	4,231,471

Commercial Services 1.05%
Allied Universal Holdco LLC†	7.875%	2/15/2031	2,595,000	2,700,165
Ashtead Capital, Inc.†	2.45%	8/12/2031	5,702,000	4,991,242
Ashtead Capital, Inc.†	4.25%	11/1/2029	7,153,000	6,962,606
Carrix, Inc.†	6.125%	8/1/2033	7,687,000	7,699,641
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,009,000	3,075,980
Global Payments, Inc.	2.90%	11/15/2031	7,400,000	6,473,424
Global Payments, Inc.	4.50%	11/15/2028	5,225,000	5,153,568
Herc Holdings, Inc.†	7.25%	6/15/2033	3,439,000	3,559,417
Mobility Global, Inc.†	5.45%	6/15/2031	6,130,000	6,106,981
Synergy Infrastructure Holdings LLC†	7.875%	12/1/2030	6,789,000	7,149,027
Total				53,872,051

Computers 0.09%
Gartner, Inc.†	4.50%	7/1/2028	4,852,000	4,776,742

Cosmetics/Personal Care 0.11%
Opal Bidco SAS (France)†(e)	6.50%	3/31/2032	5,376,000	5,430,217

Distribution/Wholesale 0.10%
ADI Global Distribution Funding LLC†	7.125%	7/15/2034	5,217,000	5,394,428

Diversified Financial Services 3.56%
Aircastle Ltd.†	2.85%	1/26/2028	5,300,000	5,152,990
Aircastle Ltd.†	6.50%	7/18/2028	12,208,000	12,530,475
Aretec Group, Inc.†	10.00%	8/15/2030	3,646,000	3,844,240
Aviation Capital Group LLC†	6.375%	7/15/2030	4,500,000	4,665,031
Aviation Capital Group LLC†	6.75%	10/25/2028	5,000,000	5,166,839

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%		11/12/2030	$7,105,000	$6,900,429
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.528%		11/18/2027	797,000	775,598
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.85%		4/1/2033	5,006,000	4,785,285
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.375%		5/30/2030	5,659,000	5,672,963
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%		11/15/2029	4,279,000	4,342,448
Azorra Finance Ltd. (Cayman Islands)†(e)	7.25%		1/15/2031	9,396,000	9,731,080
Cboe Global Markets, Inc.	3.65%		1/12/2027	5,304,000	5,292,427
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	14,480,000	14,555,009
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030	8,586,000	8,368,433
Freedom Mortgage Holdings LLC†	8.00%		2/1/2032	5,278,000	5,219,191
ILFC E-Capital Trust I†	6.48%	#(h)	12/21/2065	11,192,000	9,855,284
Intercontinental Exchange, Inc.(f)	5.40%		9/1/2036	3,525,000	3,508,616
Jane Street Group/JSG Finance, Inc.†	7.686%		8/13/2033	10,000,000	10,262,500
LPL Holdings, Inc.†	4.00%		3/15/2029	12,000,000	11,646,115
LPL Holdings, Inc.†	4.625%		11/15/2027	5,486,000	5,450,652
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%		3/17/2030	5,000,000	4,955,665
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%		3/26/2029	4,700,000	4,827,329
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%		3/26/2031	3,752,000	3,888,365
Muthoot Finance Ltd. (India)(e)	6.375%		4/23/2029	6,904,000	6,905,791
Navient Corp.	9.375%		7/25/2030	2,241,000	2,357,472
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	4,800,000	4,793,685
OneMain Finance Corp.	7.50%		5/15/2031	7,571,000	7,778,885
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	7,217,000	7,156,756
WS Escrow LLC†	7.75%		6/1/2033	2,563,000	2,670,172
Total					183,059,725

Electric 5.24%
AEP Texas, Inc.	5.20%		4/15/2036	4,741,000	4,576,779
AES Corp.†	3.95%		7/15/2030	5,402,000	5,137,443
Alpha Generation LLC†	6.75%		10/15/2032	6,941,000	6,998,950
Appalachian Power Co.	5.65%		4/1/2034	3,014,000	3,044,210
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	5,935,000	5,945,806
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035	13,983,000	14,173,861
Chile Electricity Lux MPC II SARL (Luxembourg)†(e)	5.58%		10/20/2035	7,118,191	7,107,514

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Electric (continued)
Chpe LLC†	5.10%		6/30/2033		$7,804,000	$7,656,213
Chpe LLC†	5.35%		6/30/2036		6,080,000	5,914,149
Comision Federal de Electricidad (Mexico)†(e)	6.045%		1/28/2034		2,419,000	2,357,920
Comision Federal de Electricidad (Mexico)(e)(f)	6.45%		1/24/2035		4,502,000	4,475,521
Constellation Energy Generation LLC	5.00%		2/1/2031		11,082,000	10,981,665
Constellation Energy Generation LLC	5.60%		6/15/2042		2,075,000	1,986,000
COX Asset Mexico SA de CV (Mexico)†(e)(f)	7.75%		5/8/2036		4,959,000	5,000,656
Electricite de France SA (France)(e)	4.50%		12/4/2069		6,800,000	4,624,472
Electricite de France SA (France)†(e)	9.125% (5 yr. CMT + 5.41%)	#	–	(g)	8,603,000	9,862,039
ENEL Finance International NV (Netherlands)†(e)	5.125%		6/26/2029		3,011,000	3,030,680
Entergy Louisiana LLC	4.90%		4/15/2036		7,550,000	7,183,676
Entergy Mississippi LLC	5.05%		4/15/2036		10,391,000	9,960,672
Evergy Missouri West, Inc.†	5.65%		6/1/2034		6,000,000	6,003,972
Florida Power & Light Co.	5.60%		2/15/2066		4,423,000	4,039,237
Florida Power & Light Co.	5.80%		3/15/2065		2,315,000	2,183,508
Indianapolis Power & Light Co.†	5.70%		4/1/2054		3,000,000	2,838,173
Interstate Power & Light Co.	5.60%		6/29/2035		5,850,000	5,883,142
IPALCO Enterprises, Inc.	4.25%		5/1/2030		10,730,000	10,388,699
ITC Holdings Corp.†	5.50%		4/15/2036		4,819,000	4,747,967
Long Ridge Energy LLC†	8.75%		2/15/2032		6,707,000	6,931,254
NextEra Energy Capital Holdings, Inc.	6.625% (5 yr. CMT + 1.69%)	#	10/1/2066		8,315,000	8,112,917
NRG Energy, Inc.†	4.45%		6/15/2029		6,500,000	6,363,939
NRG Energy, Inc.†	5.407%		10/15/2035		1,100,000	1,051,226
NRG Energy, Inc.†	6.00%		2/1/2033		4,037,000	4,020,399
Pacific Gas & Electric Co.	5.00%		6/4/2028		5,702,000	5,719,425
Pacific Gas & Electric Co.	5.20%		5/1/2036		7,940,000	7,494,311
Pacific Gas & Electric Co.	5.80%		5/15/2034		11,155,000	11,173,194
Palomino Funding Trust I†	7.233%		5/17/2028		3,939,000	4,064,524
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(e)	4.125%		5/15/2027		10,986,000	10,943,068
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056		2,515,000	2,465,878
PSEG Power LLC†	5.75%		5/15/2035		3,105,000	3,098,906
Talen Energy Supply LLC†	6.25%		2/1/2034		7,227,000	7,099,946
Virginia Electric & Power Co.	4.95%		3/15/2036		4,807,000	4,574,682
Virginia Electric & Power Co.	5.65%		8/15/2036		3,451,000	3,458,306
Vistra Operations Co. LLC†	4.375%		5/1/2029		7,843,000	7,674,125
Vistra Operations Co. LLC†	5.70%		12/30/2034		11,067,000	10,921,572

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Vistra Operations Co. LLC†	7.75%	10/15/2031	$2,965,000	$3,089,331
VoltaGrid LLC†	7.375%	11/1/2030	5,002,000	5,035,749
Total				269,395,676

Electronics 0.51%
Flex Ltd.	5.375%	11/13/2035	5,718,000	5,410,455
nVent Finance SARL (Luxembourg)(e)	2.75%	11/15/2031	2,722,000	2,399,374
nVent Finance SARL (Luxembourg)(e)	4.55%	4/15/2028	6,722,000	6,687,696
Vontier Corp.	2.95%	4/1/2031	12,857,000	11,633,017
Total				26,130,542

Energy-Alternate Sources 0.11%
Empresa Generadora de Electricidad Haina SA (Dominican Republic)†(e)	5.625%	11/8/2028	5,654,000	5,589,488

Engineering & Construction 0.44%
Jacobs Solutions, Inc.	5.375%	3/3/2036	7,123,000	6,826,089
MasTec, Inc.†	4.50%	8/15/2028	7,670,000	7,580,792
Weekley Homes LLC/Weekley Finance Corp.†	6.75%	1/15/2034	7,883,000	7,995,388
Total				22,402,269

Entertainment 0.32%
Flutter Treasury DAC (Ireland)†(e)	5.875%	6/4/2031	6,623,000	6,512,972
Pioneer Opco LLC†	7.00%	5/15/2033	5,087,000	5,181,859
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†(f)	8.625%	1/15/2032	4,506,000	4,571,833
Total				16,266,664

Equity Real Estate 0.13%
Kennedy-Wilson, Inc.†	7.00%	6/1/2031	6,557,000	6,713,771

Food 0.62%
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%	4/15/2034	4,946,000	4,999,748
Conagra Brands, Inc.	5.40%	8/1/2031	3,566,000	3,555,557
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(e)	5.50%	1/15/2036	7,912,000	7,708,471
Pilgrim’s Pride Corp.	4.25%	4/15/2031	9,820,000	9,349,909
Smithfield Foods, Inc.†	2.625%	9/13/2031	7,149,000	6,291,425
Total				31,905,110

Gas 0.56%
CenterPoint Energy Resources Corp.	1.75%	10/1/2030	4,513,000	3,986,593
National Fuel Gas Co.	2.95%	3/1/2031	3,954,000	3,581,512

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Gas (continued)
National Fuel Gas Co.	4.75%	5/15/2029	$10,259,000	$10,177,773
National Fuel Gas Co.	5.50%	5/15/2036	4,178,000	4,064,586
National Fuel Gas Co.	5.95%	3/15/2035	5,009,000	5,094,670
NiSource, Inc.	5.30%	5/18/2036	1,848,000	1,800,549
Total				28,705,683

Health Care-Products 1.17%
180 Medical, Inc.†	5.30%	10/8/2035	9,755,000	9,390,091
Baxter International, Inc.	2.539%	2/1/2032	13,353,000	11,479,505
Baxter International, Inc.	5.65%	12/15/2035	9,245,000	9,028,340
Dentsply Sirona, Inc.(f)	3.25%	6/1/2030	5,170,000	4,781,393
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	9,621,000	9,786,674
VSP Optical Group, Inc.†	5.40%	6/1/2033	8,980,000	8,890,455
VSP Optical Group, Inc.†	5.65%	6/1/2036	6,800,000	6,762,284
Total				60,118,742

Health Care-Services 0.98%
Centene Corp.	2.45%	7/15/2028	6,847,000	6,525,943
CommonSpirit Health	5.318%	12/1/2034	4,711,000	4,633,650
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	14,400,000	12,764,795
Icon Investments Six DAC (Ireland)†(e)	5.995%	8/13/2036	4,812,000	4,799,576
Icon Investments Six DAC (Ireland)(e)	6.00%	5/8/2034	4,663,000	4,711,445
UnitedHealth Group, Inc.	3.45%	1/15/2027	4,202,000	4,191,441
Universal Health Services, Inc.	2.65%	10/15/2030	10,287,000	9,240,120
Universal Health Services, Inc.	5.50%	9/1/2031	3,405,000	3,404,954
Total				50,271,924

Home Builders 0.29%
Century Communities, Inc.†	3.875%	8/15/2029	6,832,000	6,518,546
LGI Homes, Inc.†	4.00%	7/15/2029	8,985,000	8,436,870
Total				14,955,416

Home Furnishings 0.16%
Whirlpool Corp.	6.125%	6/15/2030	8,525,000	8,016,714

Insurance 0.85%
Arch Capital Group Ltd.	5.95%	6/15/2056	3,243,000	3,147,869
Ardonagh Finco Ltd. (United Kingdom)†(e)	7.75%	2/15/2031	5,096,000	5,201,350
Brighthouse Financial Global Funding†	5.65%	6/10/2029	5,719,000	5,750,573
CNO Global Funding†	5.875%	6/4/2027	6,163,000	6,219,320
Jones Deslauriers Insurance Management, Inc. (Canada)†(e)	8.50%	3/15/2030	4,907,000	5,059,647
MetLife, Inc.†	9.25%	4/8/2068	9,450,000	10,955,650

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Insurance (continued)
New York Life Global Funding†	4.55%		1/28/2033	$2,760,000	$2,655,266
Protective Life Corp.	8.45%		10/15/2039	393,000	467,733
RenaissanceRe Holdings Ltd.	5.75%		6/5/2033	4,490,000	4,518,107
Total					43,975,515

Internet 1.64%
Alphabet, Inc.	5.45%		8/15/2036	7,505,000	7,448,679
Alphabet, Inc.	6.375%		8/15/2056	4,359,000	4,389,034
Amazon.com, Inc.	5.80%		3/13/2056	10,375,000	9,576,523
Beignet Investor LLC†	6.581%		5/30/2049	26,042,000	24,963,256
Prosus NV (Netherlands)(e)	4.027%		8/3/2050	9,490,000	6,501,541
Rakuten Group, Inc. (Japan)†(e)	9.75%		4/15/2029	1,881,000	2,051,303
Tencent Holdings Ltd. (China)†(e)(f)	5.00%		6/16/2036	9,200,000	8,983,724
Uber Technologies, Inc.†	4.50%		8/15/2029	16,776,000	16,547,793
Weibo Corp. (China)(e)(f)	3.375%		7/8/2030	4,100,000	3,819,724
Total					84,281,577

Investment Companies 0.15%
HA Sustainable Infrastructure Capital, Inc.†	5.95%		7/15/2033	4,306,000	4,257,300
HA Sustainable Infrastructure Capital, Inc.	6.375%		7/1/2034	3,575,000	3,601,821
Total					7,859,121

Iron-Steel 0.13%
Vale Overseas Ltd. (Brazil)†(e)	6.00% (5 yr. CMT + 2.43%)	#	2/25/2056	6,716,000	6,659,921

Leisure Time 0.67%
Carnival Corp. Ltd.†(f)	6.125%		2/15/2033	5,879,000	5,896,684
Gaia Purchaser, Inc.†	7.625%		7/15/2033	7,789,000	7,957,305
Lindblad Expeditions LLC†	7.00%		9/15/2030	9,324,000	9,607,953
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	4,364,000	4,369,412
Royal Caribbean Cruises Ltd.†	6.00%		2/1/2033	6,550,000	6,591,326
Total					34,422,680

Lodging 0.31%
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	4,488,000	4,420,366
Melco Resorts Finance Ltd. (Hong Kong)†(e)	6.50%		9/24/2033	4,595,000	4,464,726
Wynn Macau Ltd. (Macau)†(e)	6.75%		2/15/2034	7,071,000	7,006,495
Total					15,891,587

Machinery: Construction & Mining 0.10%
Solaris Energy Infrastructure LLC†	6.375%		5/15/2031	4,994,000	4,959,894

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery-Diversified 0.63%
Flowserve Corp.	2.80%	1/15/2032	$11,547,000	$10,146,242
Flowserve Corp.	5.70%	5/15/2036	5,700,000	5,623,936
Lsf12 Helix Parent LLC†(f)	7.125%	2/1/2033	5,297,000	5,312,351
Regal Rexnord Corp.	6.30%	2/15/2030	4,000,000	4,124,398
Regal Rexnord Corp.	6.40%	4/15/2033	6,903,000	7,172,502
Total				32,379,429

Media 1.36%
CCO Holdings LLC/CCO Holdings Capital Corp.†(f)	4.75%	2/1/2032	5,410,000	4,851,104
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90%	6/1/2052	7,615,000	4,629,290
Cox Communications, Inc.†	1.80%	10/1/2030	6,644,000	5,681,620
Cox Communications, Inc.†	2.60%	6/15/2031	4,399,000	3,798,397
Directv Financing LLC†	8.875%	2/1/2030	4,863,000	4,981,148
Discovery Global Holdings, Inc.	5.05%	3/15/2042	6,936,000	5,060,367
Paramount Global	3.375%	2/15/2028	7,622,000	7,455,228
Space Exploration Technologies Corp.†	5.35%	7/15/2031	8,921,000	8,723,110
Space Exploration Technologies Corp.†	5.65%	7/15/2033	8,357,000	8,066,686
Space Exploration Technologies Corp.†	5.875%	7/15/2036	8,282,000	7,809,238
Univision Communications, Inc.†	8.50%	7/31/2031	4,151,000	4,186,479
Univision Communications, Inc.†	8.875%	4/15/2033	5,055,000	4,999,639
Total				70,242,306

Mining 1.17%
Aris Mining Corp. (Canada)†(e)	8.00%	10/31/2029	5,247,000	5,433,295
Capstone Copper Corp. (Canada)†(e)	6.75%	3/31/2033	5,825,000	5,918,551
Corp. Nacional del Cobre de Chile (Chile)†(e)	6.33%	1/13/2035	8,648,000	8,915,223
First Quantum Minerals Ltd. (Canada)†(e)	8.00%	3/1/2033	6,042,000	6,306,066
Freeport Indonesia PT (Indonesia)(e)	6.20%	4/14/2052	4,531,000	4,295,852
Glencore Funding LLC†	6.375%	10/6/2030	3,000,000	3,130,553
Ivanhoe Mines Ltd. (Canada)†(e)(f)	7.875%	1/23/2030	4,846,000	4,887,181
Minera Mexico SA de CV (Mexico)†(e)	5.625%	2/12/2032	4,300,000	4,308,600
Navoi Mining & Metallurgical Co. (Uzbekistan)†(e)	6.95%	10/17/2031	6,498,000	6,819,633
Novelis Corp.†	6.875%	1/30/2030	5,191,000	5,336,244
PLS Group Ltd. (Australia)†(e)	6.875%	5/1/2031	5,005,000	5,114,074
Total				60,465,272

Miscellaneous Manufacturing 0.12%
LSB Industries, Inc.†	6.25%	10/15/2028	6,110,000	6,101,592

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas 2.20%
Antero Resources Corp.†	5.375%		3/1/2030	$12,956,000	$12,959,534
Caturus Energy LLC†	8.50%		2/15/2030	5,349,000	5,584,848
Continental Resources, Inc.†	5.75%		1/15/2031	5,119,000	5,185,929
Crescent Energy Finance LLC†	7.375%		1/15/2033	5,084,000	5,194,826
EQT Corp.	7.00%		2/1/2030	2,652,000	2,804,567
Expand Energy Corp.	5.375%		3/15/2030	5,467,000	5,487,831
HF Sinclair Corp.	5.00%		2/1/2028	5,000,000	4,991,518
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%		11/1/2033	4,953,000	5,254,989
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029	7,453,000	7,617,555
Nabors Industries, Inc.†(f)	8.875%		8/15/2031	6,810,000	7,128,899
Permian Resources Operating LLC†	7.00%		1/15/2032	9,756,000	10,083,958
Petroleos Mexicanos (Mexico)(e)	6.70%		2/16/2032	12,012,000	12,082,679
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%		2/2/2031	5,819,000	5,635,309
SM Energy Co.†	6.75%		8/1/2029	4,847,000	4,959,436
Transocean International Ltd.†	7.875%		10/15/2032	4,212,000	4,424,828
Viper Energy Partners LLC	5.70%		8/1/2035	7,297,000	7,275,596
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029	6,490,000	6,729,327
Total					113,401,629

Oil & Gas Services 0.35%
Kodiak Gas Services LLC†	6.50%		10/1/2033	4,092,000	4,133,071
SESI LLC†	7.875%		9/30/2030	9,136,000	9,374,335
WBI Operating LLC†	6.25%		10/15/2030	4,315,000	4,339,652
Total					17,847,058

Packaging & Containers 0.15%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	7,954,000	7,772,617

Pharmaceuticals 0.90%
AbbVie, Inc.	4.80%		3/15/2027	7,811,000	7,829,877
Bayer Corp.†	6.65%		2/15/2028	1,527,000	1,565,133
Bayer U.S. Finance LLC†	5.375%		7/20/2033	3,161,000	3,123,637
Bayer U.S. Finance LLC†	6.375%		11/21/2030	9,069,000	9,443,277
Bayer U.S. Finance LLC†	6.50%		11/21/2033	5,205,000	5,466,768
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	6,086,000	6,286,128
EMD Finance LLC†	4.125%		8/15/2028	2,703,000	2,673,381
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(e)	4.45%		5/19/2028	7,849,000	7,832,097
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%		10/1/2026	1,971,000	1,968,350
Total					46,188,648

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines 2.19%
Colonial Enterprises, Inc.†	5.627%		11/15/2035		$6,513,000	$6,383,212
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032		10,086,000	9,823,143
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031		7,110,000	7,039,484
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%		6/1/2034		5,065,000	5,111,259
DT Midstream, Inc.†	4.125%		6/15/2029		9,336,000	9,121,193
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054		8,287,000	7,568,401
Enbridge, Inc. (Canada)(e)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084		8,937,000	10,085,136
Energy Transfer LP	7.09% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066		4,830,000	4,817,345
Esentia Energy Development SAB de CV (Mexico)†(e)	6.50%		7/30/2038		9,303,000	9,037,865
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		6,117,000	6,163,180
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		6,244,000	6,192,520
NGPL PipeCo LLC†	5.60%		8/15/2036		5,100,000	4,966,720
Plains All American Pipeline LP	8.112% (3 mo. USD Term SOFR + 4.37%)	#	–	(g)	7,670,000	7,690,233
QazaqGaz NC JSC (Kazakhstan)†(e)	5.625%		5/8/2036		5,014,000	4,916,764
Rockies Express Pipeline LLC†	6.75%		3/15/2033		3,629,000	3,703,053
Transcanada Trust (Canada)(e)	5.60% (5 yr. CMT + 3.99%)	#	3/7/2082		3,077,000	3,012,324
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033		6,383,000	6,936,930
Total						112,568,762

REITS 2.23%
Blackstone Mortgage Trust, Inc.†	6.25%		6/1/2031		5,249,000	5,031,621
Brandywine Operating Partnership LP	8.875%		4/12/2029		4,798,000	5,070,550
Brixmor Operating Partnership LP	5.375%		6/15/2036		5,155,000	5,021,734
Crown Castle, Inc.	2.10%		4/1/2031		5,000,000	4,352,312
Crown Castle, Inc.	3.30%		7/1/2030		2,632,000	2,454,513
EPR Properties	4.95%		4/15/2028		1,994,000	1,991,021
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		6,982,000	7,051,757
Goodman U.S. Finance Seven LLC†	5.25%		4/28/2036		8,153,000	7,828,092
Goodman U.S. Finance Six LLC†	5.125%		10/7/2034		4,965,000	4,790,133
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032		5,295,000	5,054,463
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		6,309,000	6,149,669
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		12,577,000	13,000,417
Millrose Properties, Inc.†	6.375%		8/1/2030		5,224,000	5,301,263

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS (continued)
Piedmont Operating Partnership LP	2.75%	4/1/2032	$7,819,000	$6,679,012
Prologis Targeted U.S. Logistics Fund LP†	5.25%	1/15/2035	2,685,000	2,627,721
SBA Communications Corp.	4.875%	1/15/2030	8,402,000	8,332,699
Starwood Property Trust, Inc.†	6.50%	10/15/2030	4,227,000	4,305,415
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	11,500,000	11,453,059
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	3,831,000	3,742,575
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	4,490,000	4,498,202
Total				114,736,228

Retail 0.29%
Advance Auto Parts, Inc.†	7.00%	8/1/2030	5,010,000	5,125,379
PetSmart LLC/PetSmart Finance Corp.†	7.50%	9/15/2032	5,187,000	5,239,788
QXO Building Products, Inc.†	6.75%	4/30/2032	4,229,000	4,328,864
Total				14,694,031

Semiconductors 1.53%
Broadcom, Inc.	3.137%	11/15/2035	13,600,000	10,950,971
Broadcom, Inc.	4.80%	2/15/2036	7,167,000	6,580,403
Foundry JV Holdco LLC†	5.50%	1/25/2031	5,744,000	5,795,666
Foundry JV Holdco LLC†	5.875%	1/25/2034	5,055,000	5,016,448
Foundry JV Holdco LLC†	5.90%	1/25/2033	2,483,000	2,524,490
Intel Corp.	4.10%	5/19/2046	5,330,000	3,924,482
Kioxia Holdings Corp. (Japan)†(e)	6.25%	7/24/2030	5,104,000	5,220,504
Kioxia Holdings Corp. (Japan)†(e)	6.625%	7/24/2033	9,063,000	9,367,035
Marvell Technology, Inc.	5.30%	4/15/2036	10,253,000	9,889,432
NVIDIA Corp.(f)	4.95%	6/15/2036	12,448,000	11,838,045
Skyworks Solutions, Inc.	5.75%	1/10/2032	7,812,000	7,757,905
Total				78,865,381

Software 0.75%
CoreWeave, Inc.†(f)	9.00%	2/1/2031	4,976,000	4,469,647
Oracle Corp.	2.875%	3/25/2031	3,491,000	3,058,197
Oracle Corp.	3.85%	7/15/2036	6,500,000	5,164,524
Oracle Corp.	5.95%	9/26/2055	11,191,000	8,896,251
Oracle Corp.	6.55%	2/4/2046	8,951,000	8,002,394
Oracle Corp.	6.85%	2/4/2066	4,421,000	3,884,362
ROBLOX Corp.†	3.875%	5/1/2030	5,419,000	5,104,764
Total				38,580,139

Telecommunications 1.75%
Cipher Compute LLC†	7.125%	11/15/2030	6,547,000	6,636,324
Core Scientific Finance I LLC†	7.75%	5/15/2031	12,497,000	12,133,620

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications (continued)
ELK Grove Village Property LLC†(f)	7.50%	6/15/2031	$5,174,000	$4,985,841
HUT 8 DC LLC†	6.192%	11/15/2042	5,440,000	5,285,796
Level 3 Financing, Inc.†	8.50%	1/15/2036	11,827,100	12,377,249
NTT Finance Corp. (Japan)†(e)	5.11%	7/2/2029	10,171,000	10,192,283
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	12,465,000	11,286,085
Sopaipilla Investor LLC†	7.534%	11/30/2048	14,932,000	15,303,301
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	7,474,000	6,865,570
WULF Compute LLC†	7.75%	10/15/2030	4,743,000	4,930,804
Total				89,996,873

Toys/Games/Hobbies 0.20%
Mattel, Inc.(f)	5.00%	11/17/2030	10,211,000	10,096,174

Transportation 0.41%
GXO Logistics, Inc.	6.50%	5/6/2034	11,546,000	11,931,415
Rand Parent LLC†	8.50%	2/15/2030	5,023,000	5,185,112
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	4,124,000	4,252,769
Total				21,369,296

Trucking & Leasing 0.13%
SMBC Aviation Capital Finance DAC (Ireland)†(e)	5.20%	7/23/2031	6,667,000	6,628,743

Water 0.16%
Nova Securitisation SARL (Luxembourg)†(e)(f)	5.75%	2/3/2031	8,741,000	8,396,036
Total Corporate Bonds (cost $2,335,854,127)				2,314,661,304

FLOATING RATE LOANS(i) 2.01%

Aerospace & Defense 0.08%
TransDigm, Inc. 2026 Term Loan N	6.186% (1 mo. USD Term SOFR + 2.50%)	2/13/2033	4,227,405	4,244,568

Diversified Financial Services 0.47%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	11,767,973	11,810,985
Hudson River Trading LLC 2026 Repriced Term Loan B	6.159% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	12,294,230	12,290,112
Total				24,101,097

Electric 0.28%
NRG Energy, Inc. 2024 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)	4/16/2031	14,289,125	14,306,129

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Entertainment 0.34%
DK Crown Holdings, Inc. 2026 Term Loan B	5.667% (3 mo. USD Term SOFR + 2.00%)	8/25/2033	$5,184,000	$5,180,760
Flutter Financing BV 2024 Term Loan B (Netherlands)(e)	5.482% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	12,500,541	12,284,407
Total				17,465,167

Environmental Control 0.11%
Clean Harbors, Inc. 2025 Term Loan	5.186% (1 mo. USD Term SOFR + 1.50%)	10/8/2032	5,872,490	5,909,780
Media 0.35%
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	13,303,236	13,106,680
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	6/3/2033	4,903,846	4,919,931
Total				18,026,611

Pipelines 0.12%
Colossus Acquireco LLC 2026 Term Loan B	5.37% (3 mo. USD Term SOFR + 1.75%)	1/31/2033	6,087,410	6,075,266
Real Estate Investment Trusts 0.09%
CyrusOne Holdco LLC Term Loan B	7.738% (3 mo. USD Term SOFR + 4.00%)	7/8/2033	4,634,000	4,522,019
Retail 0.17%
Raising Cane’s Restaurants LLC 2026 Term Loan B	5.651% (1 mo. USD Term SOFR + 2.00%)	6/6/2033	8,712,000	8,668,440
Total Floating Rate Loans (cost $103,567,365)				103,319,077

FOREIGN GOVERNMENT OBLIGATIONS(e) 2.27%

France 0.27%
Agence Francaise de Developpement EPIC	4.00%	9/21/2027	13,800,000	13,731,153

Hungary 0.24%
Hungary Government International Bonds	5.25%	6/16/2029	1,518,000	1,526,879
Hungary Government International Bonds	5.375%	9/26/2030	10,667,000	10,768,921
Total				12,295,800

Italy 0.18%
Republic of Italy Government International Bonds†	6.00%	7/14/2056	9,432,000	9,047,645

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Japan 0.50%
Development Bank of Japan, Inc.	3.25%		4/28/2027	$13,090,000	$13,017,932
Japan Finance Organization for Municipalities	1.375%		2/10/2031	14,536,000	12,612,526
Total					25,630,458

Mexico 0.35%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	18,250,000	18,245,437

Panama 0.23%
Panama Government International Bonds	5.227%		2/23/2034	12,262,000	11,869,003

Romania 0.20%
Romania Government International Bonds†	5.75%		7/4/2036	3,436,000	3,238,739
Romania Government International Bonds†	6.625%		5/16/2036	7,066,000	7,079,956
Total					10,318,695

Trinidad And Tobago 0.11%
Trinidad & Tobago Government International Bonds†	6.20%		7/16/2038	5,980,000	5,914,220

Uzbekistan 0.19%
Republic of Uzbekistan International Bonds	5.375%		2/20/2029	1,135,000	1,135,911
Republic of Uzbekistan International Bonds	7.85%		10/12/2028	8,267,000	8,691,582
Total					9,827,493
Total Foreign Government Obligations (cost $117,916,450)					116,879,904

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 1.57%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%		3/25/2032	22,170,000	19,552,561
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	8,410,000	7,613,882
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148 Class A2	3.50%	#(j)	7/25/2032	7,500,000	6,992,795
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(j)	10/25/2033	5,910,000	5,901,275
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K543 Class A2	4.329%	#(j)	6/25/2030	10,000,000	9,855,479

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG05 Class A2	2.00%		1/25/2031	$8,841,000	$7,894,513
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(j)	8/25/2032	3,496,000	3,203,269
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(j)	5/25/2033	13,872,319	13,316,416
FREMF Mortgage Trust Series K-169 Class A2	4.66%	#(j)	12/25/2034	6,300,000	6,179,214
Government National Mortgage Association Series 2017-76 Class AS	2.65%		11/16/2050	2,802	2,446
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $81,784,279)					80,511,850

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 25.05%
Federal Home Loan Mortgage Corp.	2.50%		6/1/2051 - 11/1/2051	6,831,617	5,593,132
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	14,757,157	13,394,544
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 4/1/2054	7,273,001	7,097,072
Federal Home Loan Mortgage Corp.	5.424% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	4,954,804	4,982,150
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 11/1/2054	27,499,585	27,638,780
Federal Home Loan Mortgage Corp.	6.00%		2/1/2055 - 3/1/2056	27,554,208	28,142,649
Federal National Mortgage Association	2.50%		6/1/2051 - 3/1/2052	27,554,310	22,687,329
Federal National Mortgage Association	3.00%		4/1/2051 - 1/1/2052	18,046,120	15,575,407
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	12,736,815	11,387,383
Federal National Mortgage Association	4.00%		8/1/2052 - 12/1/2053	23,173,384	21,316,115
Federal National Mortgage Association	5.00%		7/1/2052 - 8/1/2054	15,584,795	15,187,408
Federal National Mortgage Association	5.461% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	17,698,425	17,860,311
Federal National Mortgage Association	5.50%		10/1/2054	13,998,516	14,089,992
Federal National Mortgage Association	6.00%		10/1/2054 - 1/1/2055	7,800,101	8,038,338

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	6.053% (30 day USD SOFR Average + 2.33%)	#	5/1/2055	$11,937,711	$12,179,074
Federal National Mortgage Association	6.236% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	10,523,764	10,756,046
Government National Mortgage Association(k)	2.00%		TBA	23,670,000	18,979,549
Government National Mortgage Association(k)	2.50%		TBA	25,593,000	21,379,186
Government National Mortgage Association(k)	3.00%		TBA	59,717,000	51,860,086
Government National Mortgage Association(k)	4.50%		TBA	53,397,000	49,956,011
Government National Mortgage Association(k)	5.00%		TBA	73,803,000	71,385,163
Government National Mortgage Association(k)	5.50%		TBA	29,458,000	29,210,561
Government National Mortgage Association(k)	6.00%		TBA	43,898,212	44,671,016
Uniform Mortgage-Backed Security(k)	2.00%		TBA	40,134,000	31,296,381
Uniform Mortgage-Backed Security(k)	2.50%		TBA	48,704,000	39,712,657
Uniform Mortgage-Backed Security(k)	3.00%		TBA	7,975,000	6,797,683
Uniform Mortgage-Backed Security(k)	3.50%		TBA	13,549,000	12,004,096
Uniform Mortgage-Backed Security(k)	4.50%		TBA	77,750,000	75,829,356
Uniform Mortgage-Backed Security(k)	5.00%		TBA	191,470,000	187,234,220
Uniform Mortgage-Backed Security(k)	5.50%		TBA	265,124,000	263,091,822
Uniform Mortgage-Backed Security(k)	6.00%		TBA	117,641,000	119,120,641
Uniform Mortgage-Backed Security(k)	6.50%		TBA	19,848,000	20,445,809
Uniform Mortgage-Backed Security(k)	7.00%		TBA	9,128,000	9,549,493
Total Government Sponsored Enterprises Pass-Throughs (cost $1,295,705,784)					1,288,449,460

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 10.12%
1301 Trust Series 2025-1301 Class A†	5.227%	#(j)	8/11/2042	5,460,000	5,410,171
ARES Commercial Mortgage Trust Series 2026-AZURE Class D†	5.989% (1 mo. USD Term SOFR + 2.35%)	#	3/15/2038	4,050,000	4,059,280
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	3,771,000	3,838,849
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(j)	10/25/2051	4,756,430	3,823,627
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	2,600,000	2,656,530
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	3,850,000	3,914,743
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(j)	5/15/2056	7,600,000	7,795,901
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	12,360,000	12,500,531

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	$8,180,000	$8,187,591
BHMS Commercial Mortgage Trust Series 2025-ATLS Class A†	5.489% (1 mo. USD Term SOFR + 1.85%)	#	8/15/2042	6,140,000	6,165,614
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	5,471,000	5,503,594
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	10,545,000	10,727,496
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(j)	12/15/2057	10,080,000	10,202,770
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.339% (1 mo. USD Term SOFR + 1.70%)	#	2/15/2043	4,440,000	4,478,427
BX Trust Series 2025-ROIC Class B†	5.033% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,400,659	6,392,181
BX Trust Series 2025-VOLT Class D†	6.389% (1 mo. USD Term SOFR + 2.75%)	#	12/15/2044	7,200,000	7,199,232
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(j)	7/1/2051	8,774,828	7,059,217
CIM Trust Series 2021-J1 Class A1†	2.50%	#(j)	3/25/2051	4,385,852	3,543,239
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(j)	11/27/2051	2,733,862	2,289,150
DBC Mortgage Trust Series 2025-DBC Class C†	5.689% (1 mo. USD Term SOFR + 2.05%)	#	11/15/2042	4,400,000	4,424,432
Deephaven Residential Mortgage Trust Series 2025-INV1 Class A1†	5.087%	#(j)	11/25/2060	8,926,481	8,822,603
ESTN Trust Series 2026-TOWN Class D†	6.686%	#(j)	5/12/2046	2,960,000	2,987,619
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.143% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	5,867,000	5,897,507
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M2†	7.393% (30 day USD SOFR Average + 3.75%)	#	2/25/2042	2,465,000	2,497,195
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.993% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	980,000	1,000,014

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	$5,071,000	$5,182,799
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1B†	7.143% (30 day USD SOFR Average + 3.50%)	#	5/25/2043	11,800,000	12,227,722
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class M1†	4.843% (30 day USD SOFR Average + 1.20%)	#	5/25/2044	1,907,553	1,908,174
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	3,725,375	3,728,751
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.543% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	7,100,000	7,373,990
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R06 Class 1A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	9/25/2045	2,234,861	2,233,034
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R04 Class 2A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	7/25/2046	10,269,191	10,267,866
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	13,990,000	13,415,808
Flagstar Mortgage Trust Series 2021-11IN Class A2†	3.00%	#(j)	11/25/2051	6,476,917	5,423,330
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(j)	11/25/2051	2,412,810	1,950,222
Flagstar Mortgage Trust Series 2021-4 Class A1†	2.50%	#(j)	6/1/2051	15,918,016	12,835,997
Flagstar Mortgage Trust Series 2021-7 Class A1†	2.50%	#(j)	8/25/2051	10,089,448	8,170,192
GS Mortgage Securities Corp. Trust Series 2024-RVR Class A†	5.372%	#(j)	8/10/2041	4,670,000	4,639,563
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(j)	4/25/2052	12,168,168	9,819,525
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(j)	7/25/2051	1,667,454	1,347,767

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust Series 2022-PJ3 Class A4†	2.50%	#(j)	8/25/2052	$5,553,044	$4,488,406
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A3†	2.50%	#(j)	1/25/2053	3,486,636	2,807,034
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(j)	1/25/2053	9,234,977	7,766,855
GS Mortgage-Backed Securities Trust Series 2026-NQM2 Class AFCF†	4.95%	(a)	5/25/2066	7,454,378	7,366,579
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(j)	6/10/2027	100,000	750
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(j)	5/25/2052	687,626	556,205
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(j)	6/25/2052	4,987,413	4,198,526
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(j)	8/25/2051	4,831,367	3,910,878
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(j)	12/25/2051	7,001,050	5,658,798
JP Morgan Mortgage Trust Series 2021-INV6 Class A2†	3.00%	#(j)	4/25/2052	12,287,253	10,288,510
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(j)	5/25/2052	6,924,927	5,798,463
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(j)	7/25/2052	5,296,924	4,448,505
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(j)	7/25/2052	1,638,486	1,318,137
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(j)	8/25/2052	3,882,665	3,270,461
JP Morgan Mortgage Trust Series 2022-4 Class A2A†	3.00%	#(j)	10/25/2052	2,292,682	1,928,319
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(j)	3/25/2052	21,195,464	17,747,640
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(j)	9/25/2052	5,870,850	4,956,292
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(j)	9/25/2065	7,672,059	7,645,264
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(j)	2/25/2066	3,388,476	3,344,084
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(a)	9/25/2066	7,358,446	7,292,787
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.529% (1 mo. USD Term SOFR + 1.89%	)#	8/15/2041	2,670,000	2,675,093

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	$8,540,000	$8,548,092
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	5,820,000	5,906,795
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC3 Class A1†	4.912%	#(j)	9/25/2070	2,916,634	2,868,246
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	3,902,842	3,854,285
New Residential Mortgage Loan Trust Series 2025-NQM3 Class A1†	5.53%	#(j)	5/25/2065	3,569,178	3,550,884
NYC Commercial Mortgage Trust Series 2026-1PARK Class D†	5.939% (1 mo. USD Term SOFR + 2.30%)	#	2/15/2043	2,150,000	2,157,137
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(j)	10/25/2060	8,517,959	8,413,685
NYO Commercial Mortgage Trust Series 2021-1290 Class A†	4.85% (1 mo. USD Term SOFR + 1.21%)	#	11/15/2038	12,800,000	12,802,345
OBX Trust Series 2021-J2 Class A1†	2.50%	#(j)	7/25/2051	3,952,516	3,192,366
OBX Trust Series 2025-NQM15 Class A1†	5.143%	#(j)	7/27/2065	9,641,584	9,578,267
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(j)	8/25/2065	2,735,251	2,701,993
OBX Trust Series 2025-NQM20 Class A1†	5.021%	#(j)	10/25/2065	2,793,746	2,761,562
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	5,700,898	5,658,252
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	3,698,418	3,677,045
PSA Trust Series 2026-STOR Class B†	5.856%	#(j)	8/15/2031	4,150,000	4,157,988
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(j)	12/25/2051	6,650,449	5,366,784
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(j)	9/25/2051	8,124,789	6,607,649
RCKT Mortgage Trust Series 2021-5 Class A1†	2.50%	#(j)	11/25/2051	5,788,719	4,671,385
RIDE Series 2025-SHRE Class A†	5.619%	#(j)	2/14/2047	14,710,000	14,766,798
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	4,380,000	4,397,788
SG Commercial Mortgage Securities Trust Series 2019-787E Class X†(l)	0.456%	#(j)	2/15/2041	1,217,000	8,471
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(j)	2/25/2050	3,248	3,134
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	6,500,000	6,455,698
SWCH Commercial Mortgage Trust Series 2025-DATA Class D†	6.28% (1 mo. USD Term SOFR + 2.64%)	#	2/15/2042	7,020,000	6,960,770

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
TEXAS Commercial Mortgage Trust Series 2025-TWR Class D†	6.73% (1 mo. USD Term SOFR + 3.09%)	#	4/15/2042	$4,700,000	$4,725,298
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	1,480,020	1,466,877
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	2,206,180	2,182,526
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	6,179,620	6,123,178
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	1,163,083	1,157,188
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	7,000,000	6,180,924
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	18,700,000	19,214,033
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(j)	12/25/2051	1,275,134	1,029,072
Total Non-Agency Commercial Mortgage-Backed Securities (cost $529,473,860)					520,516,354

U.S. TREASURY OBLIGATIONS 16.61%
U.S. Treasury Bonds	4.75%		2/15/2045	106,492,000	100,528,865
U.S. Treasury Bonds	4.75%		11/15/2053	114,734,000	106,093,096
U.S. Treasury Bonds	4.75%		5/15/2055	109,567,000	101,362,315
U.S. Treasury Bonds	4.75%		2/15/2056	104,056,000	96,365,611
U.S. Treasury Bonds	4.875%		8/15/2045	73,236,000	70,089,141
U.S. Treasury Bonds	5.00%		5/15/2046	186,832,000	181,358,405
U.S. Treasury Inflation-Indexed Notes(m)	0.125%		4/15/2027	53,704,114	52,863,253
U.S. Treasury Notes	4.125%		5/31/2031	148,404,000	146,090,984
Total U.S. Treasury Obligations (cost $881,371,828)					854,751,670
Total Long-Term Investments (cost $6,143,339,955)					6,075,104,611

SHORT-TERM INVESTMENTS 2.82%

U.S. TREASURY OBLIGATIONS 0.75%
U.S. Treasury Bills (Cost $38,514,263)	Zero Coupon		10/20/2026	38,714,000	38,518,176

REPURCHASE AGREEMENTS 0.95%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $32,249,600 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $37,555,427; proceeds: $36,822,338 (cost $36,819,014)				36,819,014	36,819,014

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

CORE PLUS BOND FUND August 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS (continued)
Repurchase Agreement dated 8/31/2026, 3.670% due 9/1/2026 with JPMorgan Securities LLC collateralized by $12,292,000 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $12,244,898; proceeds: $12,001,223 (cost $12,000,000)	$12,000,000	$12,000,000
Total Repurchase Agreements (cost $48,819,014)		48,819,014

TIME DEPOSITS 0.11%
CitiBank N.A.(n) (cost $5,763,409)	5,763,409	5,763,409

	Shares

MONEY MARKET FUNDS 1.01%
Fidelity Government Portfolio(n) (cost $51,870,679)	51,870,679	51,870,679
Total Short-Term Investments (cost $144,967,365)		144,971,278
Total Investments in Securities 120.91% (cost $6,288,307,320)		6,220,075,889
Other Assets and Liabilities – Net (20.91)%		(1,075,511,167)
Net Assets 100.00%		$5,144,564,722

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $2,437,131,364, which represents 47.37% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Securities purchased on a when-issued basis.
(d)	Interest rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

CORE PLUS BOND FUND August 31, 2026

(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2026	691	Short	$(73,366,036)	$(73,040,859)	$325,177

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	1,554	Long	$319,761,427	$318,934,220	$(827,207)

The following is a summary of the inputs used as of  August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$60,116,166	$6,706,030	$66,822,196
Remaining Industries	–	729,192,796	–	729,192,796
Corporate Bonds	–	2,314,661,304	–	2,314,661,304
Floating Rate Loans	–	103,319,077	–	103,319,077
Foreign Government Obligations	–	116,879,904	–	116,879,904
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	80,511,850	–	80,511,850
Government Sponsored Enterprises Pass-Throughs	–	1,288,449,460	–	1,288,449,460
Non-Agency Commercial Mortgage-Backed Securities	–	520,516,354	–	520,516,354
U.S. Treasury Obligations	–	854,751,670	–	854,751,670
Short-Term Investments
U.S. Treasury Obligations	–	38,518,176	–	38,518,176
Repurchase Agreements	–	48,819,014	–	48,819,014
Time Deposits	–	5,763,409	–	5,763,409
Money Market Funds	51,870,679	–	–	51,870,679
Total	$51,870,679	$6,161,499,180	$6,706,030	$6,220,075,889
Other Financial Instruments
Futures Contracts
Assets	$325,177	$–	$–	$325,177
Liabilities	(827,207)	–	–	(827,207)
Total	$(502,030)	$–	$–	$(502,030)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 94.15%

ASSET-BACKED SECURITIES 0.60%

Other 0.60%
Arini U.S. CLO III Ltd. Series 3A Class D†	6.653% (3 mo. USD Term SOFR + 2.90%)	#	1/15/2039	$4,480,000	$4,486,675
Atlantic Avenue Ltd. Series 2023-1A Class D1R†	7.053% (3 mo. USD Term SOFR + 3.30%)	#	1/15/2039	6,110,000	6,144,919
Ballyrock CLO 28 Ltd. Series 2024-28A Class C1†	6.529% (3 mo. USD Term SOFR + 2.80%)	#	1/20/2038	7,000,000	7,013,111
Harvest U.S. CLO Ltd. Series 2025-2A Class D1†	7.20% (3 mo. USD Term SOFR + 3.45%)	#	7/17/2038	2,000,000	2,012,288
Obra CLO 4 Ltd. Series 2026-4A Class D†	6.905% (3 mo. USD Term SOFR + 3.30%)	#	7/20/2039	4,000,000	4,043,560
Ocean Trails CLO XV Ltd. Series 2024-15A Class D1R†	7.003% (3 mo. USD Term SOFR + 3.25%)	#	1/15/2039	2,000,000	2,006,172
Symetra CLO Ltd. Series 2026-1A Class E†(a)	–	(b)	10/20/2039	1,900,000	1,909,367
Total Asset-Backed Securities (cost $27,510,000)					27,616,092

				Shares

COMMON STOCKS 1.82%

Aerospace & Defense 1.32%
DCP Holdings PLC*				1,446,948	60,713,938

Health Care Providers & Services 0.19%
Recovery Solutions LLC*				377,697	8,592,602

Hotels, Restaurants & Leisure 0.05%
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.*				147,627	147,627	(c)
United FP Holdings LLC*				105,489	1,951,547	(d)
Total					2,099,174

Miscellaneous Financials 0.20%
Utex Industries*				297,535	9,223,585

Personal Care Products 0.01%
Anastasia Parent LLC*				79,014	632,112

Transportation Infrastructure 0.05%
ACBL Holdings Corp.*				60,887	2,131,045
Total Common Stocks (cost $30,885,492)					83,392,456

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 9.89%

Aerospace/Defense 0.09%
TransDigm, Inc.†	6.125%		7/31/2034	$4,285,000	$4,240,970

Airlines 0.55%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(e)	6.375%		2/1/2030	12,964,000	12,536,766
WestJet An Alberta Partnership (Canada)†(e)(f)	8.00%		2/14/2031	13,152,730	12,668,408
Total					25,205,174

Banks 0.23%
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031	10,964,000	10,710,830

Biotechnology 0.18%
Genmab AS/Genmab Finance LLC (Denmark)†(e)	6.25%		12/15/2032	8,270,000	8,396,812

Building Materials 0.37%
ACProducts Holdings, Inc.†	6.375%		5/15/2032	7,065,000	2,649,375
Griffon Corp.†	6.25%		10/1/2034	14,087,000	14,141,859
Total					16,791,234

Chemicals 0.35%
Advancion Sciences, Inc.†	9.25%		11/1/2026	13,035,579	10,493,641
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,319,000	5,470,214
Total					15,963,855

Commercial Services 0.24%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(e)	7.00%		5/21/2030	7,041,000	7,285,499
CompoSecure Holdings LLC†	5.625%		2/1/2033	3,762,000	3,646,770
Total					10,932,269

Diversified Financial Services 0.77%
Jane Street Group/JSG Finance, Inc.†	7.294%		8/13/2031	16,449,000	16,839,664
Jefferson Capital Holdings LLC†	8.25%		5/15/2030	4,728,000	4,953,554
LFS Topco LLC†(f)	8.75%		7/15/2030	8,711,000	8,759,886
PRA Group, Inc.†	5.00%		10/1/2029	5,138,000	4,935,441
Total					35,488,545

Electric 0.81%
Alpha Generation LLC†	6.25%		1/15/2034	10,718,000	10,509,369
NRG Energy, Inc.†	5.875%		5/15/2034	18,878,000	18,414,209
Talen Energy Supply LLC†	6.25%		2/1/2034	8,453,000	8,304,392
Total					37,227,970

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Entertainment 0.61%
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%		4/15/2031		$8,215,000	$8,935,809
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†(f)	8.625%		1/15/2032		8,731,000	8,858,560
Voyager Parent LLC†	9.25%		7/1/2032		9,392,000	10,062,720
Total						27,857,089

Food 0.11%
C&S Group Enterprises LLC†(f)	5.00%		12/15/2028		5,210,000	4,841,094

Forest Products & Paper 0.20%
Magnera Corp.†(f)	7.25%		11/15/2031		9,255,000	9,105,854

Hand/Machine Tools 0.20%
IMA Industria Macchine Automatiche SpA†	6.181% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	2,771,000	3,237,097
IMA Industria Macchine Automatiche SpA	6.181% (3 mo. EURIBOR + 3.75%)	#	4/15/2029	EUR	5,260,000	6,144,761
Total						9,381,858

Insurance 0.14%
CRC Insurance Group LLC†	7.125%		6/1/2031		$6,594,000	6,600,001

Internet 0.19%
Arches Buyer, Inc.†	6.125%		12/1/2028		8,969,000	8,879,165

Leisure Time 0.15%
Deuce Finco PLC†	5.901% (3 mo. EURIBOR + 3.50%)	#	11/20/2032	EUR	5,750,000	6,724,290

Lodging 0.28%
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029		$12,300,000	12,631,467

Machinery-Diversified 0.46%
Columbus McKinnon Corp.†(f)	7.125%		2/1/2033		1,774,000	1,796,149
King U.S. Bidco, Inc.†	5.681% (3 mo. EURIBOR + 3.25%)	#	12/1/2032	EUR	4,318,000	5,052,785
Lsf12 Helix Parent LLC†(f)	7.125%		2/1/2033		$14,076,000	14,116,792
Total						20,965,726

Media 0.53%
AMC Global Media, Inc.	4.25%		2/15/2029		3,753,000	3,485,549
CSC Holdings LLC†	4.50%		11/15/2031		22,470,000	11,796,750
DISH DBS Corp.(g)	7.375%		7/1/2028		4,743,000	4,675,175
Space Exploration Technologies Corp.†	5.35%		7/15/2031		4,517,000	4,416,801
Total						24,374,275

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Mining 0.00%
Mirabela Nickel Ltd.(h)	Zero Coupon	–		$50,500	$–

Miscellaneous Manufacturing 0.21%
CTEC II GmbH	5.25%	2/15/2030	EUR	7,055,000	7,981,868
Hillenbrand, Inc.	6.25%	2/15/2029		$1,838,000	1,825,272
Total					9,807,140

Oil & Gas 0.20%
Borr IHC Ltd./Borr Finance LLC†	8.75%	1/15/2032		5,079,000	4,935,947
Caturus Energy LLC†	7.125%	5/15/2031		4,298,000	4,308,973
Total					9,244,920

Oil & Gas Services 0.20%
WBI Operating LLC†	6.50%	10/15/2033		8,943,000	8,975,597

Pipelines 0.25%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%	6/1/2034		4,711,000	4,754,025
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	3/15/2034		4,413,000	4,444,496
Harvest Midstream I LP†	6.75%	5/15/2034		2,220,000	2,253,577
Total					11,452,098

Real Estate 0.39%
CoreLogic, Inc.†	9.00%	8/1/2031		9,396,000	9,340,497
Kennedy-Wilson, Inc.†(f)	7.25%	6/1/2033		8,569,000	8,733,044
Total					18,073,541

Retail 0.69%
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030		3,657,500	3,566,062
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	11.00%	3/5/2031		4,422,806	4,091,096
LBM Acquisition LLC†	9.50%	6/15/2031		10,922,000	9,037,315
Michaels Cos., Inc.†(f)	11.00%	3/15/2034		7,511,000	7,296,180
Park River Holdings, Inc.†(f)	8.75%	12/31/2030		4,920,897	4,685,553
White Cap Supply Holdings LLC†(f)	7.375%	11/15/2030		2,835,000	2,881,199
Total					31,557,405

Software 0.32%
AthenaHealth Group, Inc.†	7.50%	2/15/2032		5,128,000	5,288,313
Cloud Software Group LLC†	9.00%	9/30/2029		4,708,000	4,724,440
Rocket Software, Inc.†(f)	6.50%	2/15/2029		4,689,000	4,600,271
Total					14,613,024

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Telecommunications 0.66%
Core Scientific Finance I LLC†	7.75%		5/15/2031	$13,221,000	$12,836,568
ELK Grove Village Property LLC†	7.50%		6/15/2031	9,404,000	9,062,011
Level 3 Financing, Inc.†	8.50%		1/15/2036	6,034,868	6,315,586
Lumen Technologies, Inc.†	5.375%		6/15/2029	2,247,000	2,158,778
Total					30,372,943

Transportation 0.51%
PODS LLC†	8.75%		5/15/2031	8,460,000	7,975,800
Rand Parent LLC†	8.50%		2/15/2030	7,500,000	7,742,055
Seaspan Corp. Pte. Ltd. (Hong Kong)†(e)	5.50%		8/1/2029	7,742,000	7,558,755
Total					23,276,610
Total Corporate Bonds (cost $461,909,697)					453,691,756

				Shares

EXCHANGE-TRADED FUNDS 1.43%

Exchange- Traded Funds 1.19%
Invesco Senior Loan ETF				2,642,537	54,356,986

Miscellaneous Financials 0.24%
State Street Blackstone Senior Loan ETF(f)				270,207	11,024,446
Total Exchange-Traded Funds (cost $65,856,675)					65,381,432

				Principal Amount‡

FLOATING RATE LOANS(i) 79.99%

Advertising 0.36%
CMG Media Corp. 2024 Term Loan	7.332% (3 mo. USD Term SOFR + 3.50%)		6/18/2029	$17,593,355	16,660,907

Aerospace & Defense 0.61%
Fastener Distribution Holdings LLC 2026 Term Loan B	–	(b)	7/23/2033	5,296,279	5,319,450
Fastener Distribution Holdings LLC Delayed Draw Term Loan(j)	–	(b)	7/23/2033	1,210,578	1,215,875
TransDigm, Inc. 2025 Term Loan K	5.936% (1 mo. USD Term SOFR + 2.25%)		3/22/2030	3,666,388	3,678,854
TransDigm, Inc. 2025 Term Loan M	6.186% (1 mo. USD Term SOFR + 2.50%)		8/19/2032	9,030,713	9,070,222
Zeus U.S. Bidco LLC Fungible Delayed Draw Term Loan(j)	–	(b)	8/5/2033	1,772,238	1,776,119
Zeus U.S. Bidco LLC Term Loan B	–	(b)	8/5/2033	6,855,762	6,870,776
Total					27,931,296

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Aerospace/Defense 0.47%
Doncasters Finance U.S. LLC 2024 Term Loan (Jersey)(e)	10.232% (3 mo. USD Term SOFR + 6.50%)		4/23/2030	$439,706	$444,103
TransDigm, Inc. 2023 Term Loan J	6.186% (1 mo. USD Term SOFR + 2.50%)		2/28/2031	9,758,340	9,801,423
TransDigm, Inc. 2024 Term Loan L	6.186% (1 mo. USD Term SOFR + 2.50%)		1/19/2032	11,067,025	11,113,175
Total					21,358,701

Airlines 1.11%
American Airlines, Inc. 2025 Term Loan	5.979% (3 mo. USD Term SOFR + 2.25%)		4/20/2028	17,233,724	17,256,473
American Airlines, Inc. 2026 1st Lien Term Loan B	6.764% (3 mo. USD Term SOFR + 3.00%)		5/29/2033	16,777,000	16,753,428
OneSky Flight LLC 2026 Term Loan B	6.403% (1 mo. USD Term SOFR + 2.75%)		2/17/2033	8,989,000	9,031,158
VistaJet Malta Finance PLC 2025 Term Loan B	7.475% (3 mo. USD Term SOFR + 3.75%)		4/1/2031	7,991,618	8,035,732
Total					51,076,791

Apparel 0.61%
Marquee Brands Intermediate Holdings II LLC Term Loan B	8.99% (3 mo. USD Term SOFR + 5.25%)		8/18/2033	9,400,000	9,423,547
WH Borrower LLC 2025 Term Loan B	8.233% (3 mo. USD Term SOFR + 4.50%)		2/20/2032	15,830,851	15,936,443
WH Borrower LLC 2026 USD Add on Term Loan B	–	(b)	2/20/2032	2,710,000	2,725,244
Total					28,085,234

Auto Parts & Equipment 1.53%
Autokiniton U.S. Holdings, Inc. 2024 Term Loan B	7.801% (1 mo. USD Term SOFR + 4.00%)		4/6/2028	13,973,385	13,985,612
Clarios Global LP 2024 USD Term Loan B (Canada)(e)	6.186% (1 mo. USD Term SOFR + 2.50%)		5/6/2030	3,660,270	3,677,656
Clarios Global LP 2026 USD Term Loan B (Canada)(e)	6.186% (1 mo. USD Term SOFR + 2.50%)		1/28/2032	12,967,040	13,025,392
DexKo Global, Inc. 2026 Term Loan B (294mm)	8.823% (3 mo. USD Term SOFR + 5.00%)		10/6/2031	2,387,249	2,320,406

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Auto Parts & Equipment (continued)
DexKo Global, Inc. 2026 USD Term Loan B	8.323% (3 mo. USD Term SOFR + 4.50%)		10/6/2031		$9,779,189	$9,477,256
RealTruck Group, Inc. 2026 FLSO Tranche A Term Loan	8.776% (3 mo. USD Term SOFR + 4.75%)		1/31/2031		18,222,477	10,979,043
Stonepeak Motion Finco LLC USD Term Loan B	–	(b)	6/24/2033		9,427,000	9,474,983
Tenneco, Inc. 2022 Term Loan B	8.832% - 8.83% (3 mo. USD Term SOFR + 5.00%)		11/17/2028		7,403,000	7,415,326
Total						70,355,674

Banks 0.35%
Armor Holding II LLC 2025 Term Loan	7.596% (6 mo. USD Term SOFR + 3.75%)		12/10/2031		11,103,957	11,116,115
Chrysaor Bidco SARL 2025 USD Term Loan B (Luxembourg)(e)	6.763% (3 mo. USD Term SOFR + 3.00%)		10/30/2031		5,009,798	5,039,231
Total						16,155,346

Beverages 0.64%
Pegasus BidCo BV 2026 EUR Term Loan B	5.261% (3 mo. EURIBOR + 2.75%)		7/12/2032	EUR	2,374,000	2,772,230
Pegasus BidCo BV 2026 USD Term Loan B (Netherlands)(e)	6.241% (3 mo. USD Term SOFR + 2.50%)		7/12/2032		$13,619,306	13,670,378
Primo Brands Corp. 2026 Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)		3/31/2031		12,767,002	12,860,010
Total						29,302,618

Biotechnology 0.91%
Creek Parent, Inc. 2026 EUR Term Loan B	5.175% (1 mo. EURIBOR + 3.00%)		8/12/2033	EUR	8,462,000	9,816,745
Creek Parent, Inc. 2026 USD Term Loan B	6.639% (1 mo. USD Term SOFR + 3.00%)		8/12/2033		$12,284,000	12,345,420
Genmab AS 2026 Term Loan B (Denmark)(e)	5.732% (3 mo. USD Term SOFR + 2.00%)		12/13/2032		2,255,300	2,258,503
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%)		4/14/2033		17,481,776	17,556,161
Total						41,976,829

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Building Materials 2.05%
Associated Materials, Inc. 2022 Term Loan B	9.686% (1 mo. USD Term SOFR + 6.00%)		3/8/2029		$5,558,017	$5,125,298
Chamberlain Group, Inc. 2025 Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		9/8/2032		11,595,373	11,625,463
Cornerstone Building Brands, Inc. 2021 Term Loan B	7.014% (3 mo. USD Term SOFR + 3.25%)		4/12/2028		9,203,555	4,555,760
CP Atlas Buyer, Inc. 2025 Term Loan	8.936% (1 mo. USD Term SOFR + 5.25%)		7/8/2030		8,453,000	7,330,357
EMRLD Borrower LP 2024 Term Loan B	6.073% (3 mo. USD Term SOFR + 2.25%)		8/4/2031		5,522,864	5,544,568
EMRLD Borrower LP Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		5/31/2030		6,012,568	6,035,927
Groundworks LLC 2024 Term Loan	7.188% (1 mo. USD Term SOFR + 3.50%)		3/14/2031		6,439,031	6,469,874
Hobbs & Associates LLC Term Loan B	6.622% (6 mo. USD Term SOFR + 2.75%)		7/23/2031		7,969,749	7,968,753
OEP Glass Purchaser LLC 2026 Term Loan B	7.732% (3 mo. USD Term SOFR + 4.00%)		3/7/2033		4,728,150	4,731,129
Quikrete Holdings, Inc. 2025 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		2/10/2032		23,324,545	23,386,588
Smyrna Ready Mix Concrete LLC 2025 Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)		4/2/2029		6,403,073	6,443,124
Watlow Electric Manufacturing Co. 2026 Delayed Draw Term Loan(j)	–	(b)	6/17/2033		443,794	446,960
Watlow Electric Manufacturing Co. 2026 Term Loan B	6.506% (3 mo. USD Term SOFR + 2.75%)		6/17/2033		4,230,831	4,261,018
Total						93,924,819

Chemicals 1.85%
Bakelite U.S. Holdco, Inc. 2024 Term Loan B	7.482% (3 mo. USD Term SOFR + 3.75%)		12/23/2031		2,454,095	2,468,991
BASF Coatings Ltd. EUR Term Loan B	6.043% (3 mo. EURIBOR + 3.75%)		6/29/2033	EUR	5,632,000	6,594,999
BASF Coatings Ltd. USD Term Loan B (France)(e)	7.244% (3 mo. USD Term SOFR + 3.50%)		6/29/2033		$6,570,000	6,619,965

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
GEON Performance Solutions LLC 2021 Term Loan	8.244% (3 mo. USD Term SOFR + 4.25%)		8/18/2028		$13,727,000	$13,532,557
Hexion Holdings Corp. 2024 Term Loan B	7.688% (1 mo. USD Term SOFR + 4.00%)		3/15/2029		4,746,022	4,689,165
INEOS Styrolution Group GmbH 2020 EUR Term Loan	4.248% (1 mo. EURIBOR + 2.00%)		1/29/2027	EUR	13,239,836	15,356,348
Nouryon Finance BV 2026 USD Term Loan B (Netherlands)(e)	7.144% - 7.19% (1 mo. USD Term SOFR + 3.50%) (3 mo. USD Term SOFR + 3.50%)		7/8/2031		$7,978,000	8,022,876
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B	6.982% (3 mo. USD Term SOFR + 3.25%)		11/3/2032		6,593,865	6,614,471
SCIH Salt Holdings, Inc. 2026 Term Loan B	6.499% (3 mo. USD Term SOFR + 2.75%)		8/13/2031		15,194,000	15,144,924
USALCO LLC 2025 Term Loan	7.264% (3 mo. USD Term SOFR + 3.50%)		9/30/2031		5,837,970	5,876,267
Total						84,920,563

Commercial Services 6.41%
Albion Financing 3 SARL 2025 USD Term Loan (Luxembourg)(e)	6.74% (3 mo. USD Term SOFR + 3.00%)		5/21/2031		10,697,368	10,768,238
Allied Universal Holdco LLC 2025 USD Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		8/20/2032		26,126,570	26,265,825
Allium Buyer LLC 2026 Term Loan B	–	(b)	8/12/2031		6,742,000	6,733,572
Amber Finco PLC 2025 EUR Term Loan B2	5.541% (3 mo. EURIBOR + 3.25%)		6/12/2029	EUR	7,200,000	8,472,964
Belron Finance 2019 LLC 2026 Repriced Term Loan B	5.758% (3 mo. USD Term SOFR + 2.00%)		10/16/2031		$21,791,794	21,865,342
Boluda Towage SL 2026 EUR Term Loan B	5.041% (3 mo. EURIBOR + 2.75%)		6/30/2033	EUR	2,817,000	3,295,824
Boluda Towage SL 2026 USD Term Loan B (Spain)(e)	6.232% (3 mo. USD Term SOFR + 2.50%)		6/30/2033		$3,746,610	3,772,387
Brock Holdings III, Inc. 2024 Term Loan B	9.732% (3 mo. USD Term SOFR + 6.00%)		5/2/2030		5,637,425	5,369,647	(k)
Carrix, Inc. 2026 Delayed Draw Term Loan(j)	–	(b)	7/27/2033		3,882,667	3,885,113

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services (continued)
Carrix, Inc. 2026 Term Loan B	5.81% (3 mo. USD Term SOFR + 2.00%)	7/27/2033		$19,413,333	$19,425,564
CHG Healthcare Services, Inc. 2026 Term Loan B	6.686% - 6.82% (1 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.00%)	9/29/2031		12,996,569	13,002,873
Ensemble RCM LLC 2026 Term Loan B	6.823% (3 mo. USD Term SOFR + 3.00%)	2/9/2033		13,116,000	13,136,527
Fugue Finance BV 2026 EUR Term Loan B	5.304% (3 mo. EURIBOR + 2.75%)	1/9/2032	EUR	6,286,000	7,295,951
Fugue Finance BV 2026 USD Term Loan B (Netherlands)(e)	6.017% (3 mo. USD Term SOFR + 2.25%)	1/9/2032		$873,689	874,781
Garda World Security Corp. 2026 Term Loan B (Canada)(e)	6.513% (3 mo. USD Term SOFR + 2.75%)	2/1/2029		19,561,212	19,589,771
Holding Socotec SAS 2026 EUR Term Loan B	5.291% (3 mo. EURIBOR + 3.00%)	6/2/2031	EUR	6,641,000	7,781,886
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%)	5/4/2028		$13,139,919	13,148,657
Mavis Tire Express Services Corp. 2026 Incremental Term Loan	6.92% (6 mo. USD Term SOFR + 3.25%)	5/6/2033		12,940,000	12,951,775
Mister Car Wash Holdings, Inc. 2026 Incremental Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)	3/27/2031		13,751,000	13,860,595
Parexel International Corp. 2025 Repriced Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	12/12/2031		12,289,828	12,355,149
Priority Holdings LLC 2025 Term Loan B	7.436% (1 mo. USD Term SOFR + 3.75%)	8/2/2032		9,984,536	9,890,981
Raven Acquisition Holdings LLC Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)	11/19/2031		8,796,672	8,794,648
Techem Verwaltungsgesellschaft 675 GmbH 2026 EUR Term Loan B	5.225% (3 mo. EURIBOR + 2.75%)	7/15/2032	EUR	5,682,000	6,616,985
TruGreen LP 2020 Term Loan	7.786% (1 mo. USD Term SOFR + 4.00%)	11/2/2027		$13,046,708	12,208,457
Veritiv Corp. Term Loan B	7.732% (3 mo. USD Term SOFR + 4.00%)	12/2/2030		17,541,864	17,543,706
Wash Multifamily Parent, Inc. Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)	9/10/2032		15,180,953	15,277,731
Total					294,184,949

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Commercial Services & Supplies 0.01%
Raven Acquisition Holdings LLC Delayed Draw Term Loan(j)	3.00%	11/19/2031		$636,287	$636,141

Computers 1.16%
Clover Holdings 2 LLC Fixed Term Loan B	7.75%	12/9/2031		9,506,246	9,197,293	(k)
Clover Holdings 2 LLC Term Loan B	7.389% (1 mo. USD Term SOFR + 3.75%)	12/9/2031		9,475,938	9,349,624
McAfee LLC 2024 USD 1st Lien Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)	3/1/2029		20,661,922	19,614,466
Nielsen Consumer, Inc. 2025 USD 1st Lien Term Loan	5.935% (1 mo. USD Term SOFR + 2.25%)	10/31/2030		9,400,530	9,377,029
Ping Identity Corp. 2025 Term Loan	6.389% (1 mo. USD Term SOFR + 2.75%)	11/15/2032		5,662,807	5,606,179
Total					53,144,591

Containers & Packaging 3.07%
Altium Packaging LLC 2024 Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	6/11/2031		14,926,128	14,590,290
Berlin Packaging LLC 2025 Term Loan B7	6.982% - 6.98% (3 mo. USD Term SOFR + 3.25%)	6/7/2031		15,918,349	15,874,096
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)	4/1/2032		22,719,356	22,435,365
Node AcquiCo GmbH 2026 EUR Term Loan B	5.216% (1 mo. EURIBOR + 3.00%)	12/8/2032	EUR	11,032,457	12,835,889
Proampac PG Borrower LLC 2026 USD Term Loan B	7.764% - 7.82% (3 mo. USD Term SOFR + 4.00%)	3/7/2033		$20,117,909	20,087,330
SupplyOne, Inc. 2024 Term Loan B	7.186% (1 mo. USD Term SOFR + 3.50%)	4/21/2031		8,872,259	8,917,152
Sword Purchaser LLC USD Term Loan B	7.686% (1 mo. USD Term SOFR + 4.00%)	4/11/2033		23,685,000	23,464,848
Tosca Services LLC 2024 Second Out Superpriority PIK Term Loan B	8.082% (3 mo. USD Term SOFR + 4.25%)	11/30/2028		13,649,743	13,636,980
TricorBraun Holdings, Inc. 2021 Term Loan	6.936% (1 mo. USD Term SOFR + 3.25%)	3/3/2031		50,000	45,401
Trivium Packaging BV 2026 EUR Term Loan	5.709% (3 mo. EURIBOR + 3.25%)	5/28/2030	EUR	7,565,000	8,823,720
Total					140,711,071

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Cosmetics/Personal Care 0.98%
ACP Tara Holdings, Inc. 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)		12/15/2032	$8,203,440	$8,230,347
Conair Holdings LLC Term Loan B	7.551% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	17,070,917	15,331,903
Opal Bidco SAS 2026 USD Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)		4/28/2032	21,110,245	21,244,084
Total					44,806,334

Distribution/Wholesale 1.09%
ADI Global Distribution Funding LLC Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		7/1/2033	7,302,000	7,333,946
BCPE Empire Holdings, Inc. 2025 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		12/11/2030	7,696,221	7,625,031
BCPE Empire Holdings, Inc. 2026 10th Amendment Term Loan	7.186% (1 mo. USD Term SOFR + 3.50%)		12/29/2032	22,683,345	22,442,334
Fluid-Flow Products, Inc. 2026 1st Lien Term Loan B	–	(b)	3/4/2033	470,000	472,388
Fluid-Flow Products, Inc. 2026 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		3/4/2033	4,699,222	4,723,094
Olympus Water U.S. Holding Corp. 2024 USD Term Loan	6.732% (3 mo. USD Term SOFR + 3.00%)		6/20/2031	7,348,583	7,361,443
PAI Holdco, Inc. 2020 Term Loan B	7.776% (3 mo. USD Term SOFR + 3.75%)		10/28/2027	49,868	48,879
Total					50,007,115

Diversified Financial Services 3.60%
Aretec Group, Inc. 2025 Repriced Term Loan	6.686% (1 mo. USD Term SOFR + 3.00%)		8/9/2030	17,485,749	17,528,589
DRW Holdings LLC 2024 Term Loan B	7.186% (1 mo. USD Term SOFR + 3.50%)		6/26/2031	14,382,399	14,063,325
Edelman Financial Center LLC 2026 Term Loan B	7.686% (1 mo. USD Term SOFR + 4.00%)		12/1/2031	10,745,000	10,815,917
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(j)	3.50%		8/16/2032	2,869,563	2,884,269
GC Ferry Acquisition I, Inc. Term Loan	7.232% (3 mo. USD Term SOFR + 3.50%)		8/16/2032	16,723,400	16,809,108

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
GEN II Fund Services LLC 2024 Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)		11/26/2031	$4,298,588	$4,317,394
GTCR Everest Borrower LLC 2026 Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%)		9/5/2031	5,530,922	5,532,084
Hudson River Trading LLC 2026 Repriced Term Loan B	6.159% (1 mo. USD Term SOFR + 2.50%)		3/18/2030	31,223,896	31,213,436
Jump Financial LLC 2025 1st Lien Term Loan B	7.232% (3 mo. USD Term SOFR + 3.50%)		2/26/2032	19,316,090	19,364,381
Jupiter Borrower, Inc. Term Loan B	6.504% (3 mo. USD Term SOFR + 2.75%)		6/30/2033	10,052,000	10,112,764
Orion U.S. Finco, Inc. 2026 Term Loan B	6.749% (3 mo. USD Term SOFR + 3.00%)		10/8/2032	5,085,255	5,101,553
Osaic Holdings, Inc. 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)		7/30/2032	17,940,330	17,943,111
Saphilux SARL 2025 USD Repriced Term Loan (Luxembourg)(e)	6.61% - 6.84% (3 mo. USD Term SOFR + 3.00%)		7/18/2033	9,353,000	9,382,275
Total					165,068,206

Electric 2.20%
CPV Three Rivers LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)		4/15/2033	12,259,003	12,299,826
EFS Cogen Holdings I LLC 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)		10/3/2031	14,377,550	14,399,116
Lackawanna Energy Center LLC 2025 Term Loan B	6.392% (1 mo. USD Term SOFR + 2.75%)		8/5/2032	19,027,230	19,086,690
Pathfinder Power LLC Term Loan B	–	(b)	6/22/2033	23,119,000	23,148,014
Solebury Borrower I LLC Term Loan B	6.128% (3 mo. USD Term SOFR + 2.25%)		8/4/2033	14,415,000	14,415,000
South Field LLC 2025 1st Lien Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%)		8/29/2031	16,513,615	16,598,742
South Field LLC 2025 1st Lien Term Loan C	6.732% (3 mo. USD Term SOFR + 3.00%)		8/29/2031	1,082,053	1,087,631
Total					101,035,019

Electrical Components & Equipment 0.27%
Belden, Inc. Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)		7/1/2033	12,436,000	12,503,341

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Electronics 1.05%
Dresser Utility Solutions LLC 2026 Delayed Draw Term Loan(j)	–	(b)	8/5/2033		$1,177,043	$1,181,463
Dresser Utility Solutions LLC 2026 Term Loan B	–	(b)	8/5/2033		7,282,957	7,310,304
Dwyer Instruments LLC 2026 Delayed Draw Term Loan(j)	–	(b)	7/25/2033		839,301	841,663
Dwyer Instruments LLC 2026 Term Loan B	6.275% (3 mo. USD Term SOFR + 2.50%)		7/25/2033		12,309,743	12,344,395
LSF12 Crown U.S. Commercial Bidco LLC 2026 1st Lien Term Loan B	6.243% (1 mo. USD Term SOFR + 2.50%)		12/2/2031		15,498,991	15,593,458
Skyshield U.S. Bidco Ltd. USD Term Loan B	6.37% (3 mo. USD Term SOFR + 2.50%)		6/30/2033		10,673,000	10,733,036
Total						48,004,319

Energy: Alternate Sources 0.65%
Bayonne Energy Center LLC Term Loan B	6.752% (3 mo. USD Term SOFR + 3.00%)		10/1/2032		18,969,643	19,123,771
Jackson Generation LLC Term Loan B	6.253% (3 mo. USD Term SOFR + 2.50%)		7/8/2033		10,619,156	10,625,793
Total						29,749,564

Engineering & Construction 1.30%
Azuria Water Solutions, Inc. 2026 Delayed Draw Term Loan(j)	1.375%		4/25/2033		1,280,218	1,277,978
Azuria Water Solutions, Inc. 2026 Term Loan B	6.517% (3 mo. USD Term SOFR + 2.75%)		4/25/2033		18,385,782	18,353,607
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan	6.686% (1 mo. USD Term SOFR + 3.00%)		7/9/2032		17,280,525	17,366,928
Green Infrastructure Partners, Inc. USD Term Loan B (Canada)(e)	6.482% (3 mo. USD Term SOFR + 2.75%)		9/24/2032		5,536,125	5,558,629
Radar Bidco SARL 2026 EUR Repriced Term Loan	5.321% (3 mo. EURIBOR + 3.00%)		4/4/2031	EUR	1,885,000	2,209,741
Radar Bidco SARL 2026 USD Repriced Term Loan (Luxembourg)(e)	6.502% (3 mo. USD Term SOFR + 2.75%)		4/4/2031		$11,813,108	11,854,926
Ramudden Global Group GmbH 2026 EUR Term Loan B	5.498% (1 mo. EURIBOR + 3.25%)		5/20/2033	EUR	2,705,745	3,166,915
Total						59,788,724

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Entertainment 2.58%
Allwyn Entertainment Financing U.S. LLC 2025 1st Lien Term Loan B	6.323% (3 mo. USD Term SOFR + 2.50%)		1/18/2033	$20,683,633	$20,571,631
Caesars Entertainment, Inc. 2024 Term Loan B1	5.936% (1 mo. USD Term SOFR + 2.25%)		2/6/2031	11,427,398	11,044,123
Caesars Entertainment, Inc. Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		2/6/2030	14,089,341	13,804,666
DK Crown Holdings, Inc. 2026 Term Loan B	5.667% (3 mo. USD Term SOFR + 2.00%)		8/25/2033	11,413,000	11,405,867
EOC Borrower LLC Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		3/24/2032	20,285,100	20,419,489
Flutter Financing BV 2024 Term Loan B (Netherlands)(e)	–	(b)	11/30/2030	15,108,000	14,846,783
Ontario Gaming GTA LP Term Loan B (Canada)(e)	7.982% (3 mo. USD Term SOFR + 4.25%)		8/1/2030	17,588,566	17,084,830
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.686% (1 mo. USD Term SOFR + 2.00%)		12/4/2031	9,455,472	9,416,042
Total					118,593,431

Environmental Control 1.39%
Action Environmental Group, Inc. 2023 Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%)		10/24/2030	15,665,105	15,508,453
EnergySolutions LLC 2026 Term Loan B	–	(b)	7/23/2033	3,341,000	3,372,322
Heritage Environmental Services, Inc. 2026 Term Loan B	6.823% (3 mo. USD Term SOFR + 3.00%)		4/1/2033	9,115,000	9,194,756
Heritage-Crystal Clean, Inc. Term Loan B	6.733% (3 mo. USD Term SOFR + 3.00%)		10/17/2030	4,645,479	4,668,707
LRS Holdings LLC 2026 Term Loan B	7.436% (1 mo. USD Term SOFR + 3.75%)		8/5/2033	3,756,000	3,763,061
Madison IAQ LLC 2026 Term Loan B	5.47% (6 mo. USD Term SOFR + 1.75%)		5/6/2032	5,243,597	5,243,178
Reworld Holding Corp. 2025 1st Lien Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		1/15/2031	9,373,110	9,398,511
Reworld Holding Corp. 2025 1st Lien Term Loan C	5.909% (1 mo. USD Term SOFR + 2.25%)		1/15/2031	826,129	828,343

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Environmental Control (continued)
Reworld Holding Corp. 2025 Term Loan B1	5.909% (1 mo. USD Term SOFR + 2.25%)	1/15/2031		$5,071,161	$5,084,752
WIN Waste Innovations Holdings, Inc. 2026 Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)	4/3/2029		6,579,000	6,601,895
Total					63,663,978

Financial 0.02%
Asurion LLC 2022 Term Loan B10	7.923% (3 mo. USD Term SOFR + 4.00%)	8/19/2028		1,013,215	1,016,255

Food 0.50%
BCPE North Star U.S. HoldCo 2, Inc. Term Loan	7.801% (1 mo. USD Term SOFR + 4.00%)	6/9/2028		12,151,842	12,209,563
CHG PPC Parent LLC 2021 Term Loan	6.801% (1 mo. USD Term SOFR + 3.00%)	12/8/2028		10,806,729	10,883,295
Total					23,092,858

Food Service 0.46%
Gategroup Finance Luxembourg SA USD Repriced Term Loan B (Luxembourg)(e)	7.225% (3 mo. USD Term SOFR + 3.50%)	6/10/2032		13,433,649	13,559,590
Golden State Food LLC 2026 Term Loan B	7.232% (3 mo. USD Term SOFR + 3.50%)	12/4/2031		7,412,639	7,442,511
Total					21,002,101

Gaming/Leisure 0.36%
Fertitta Entertainment LLC 2022 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)	1/27/2029		16,621,085	16,678,262

Health Care Products 1.03%
Argent Bidco SAS EUR Term Loan B	5.541% (3 mo. EURIBOR + 3.25%)	4/14/2033	EUR	4,700,000	5,512,183
Hanger, Inc. 2024 Delayed Draw Term Loan(j)	7.186% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		$2,733,161	2,754,084
Hanger, Inc. 2024 Term Loan B	7.186% (1 mo. USD Term SOFR + 3.50%)	10/23/2031		2,484,359	2,503,376
Hologic, Inc. 2026 USD Term Loan B	5.995% (3 mo. USD Term SOFR + 2.25%)	4/7/2033		21,673,000	21,387,675

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Health Care Products (continued)
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%)	6/9/2032		$10,034,000	$10,084,220
Septodont Holding SAS EUR Term Loan B	5.791% (3 mo. EURIBOR + 3.50%)	6/30/2033	EUR	4,224,000	4,941,122
Total					47,182,660

Health Care Services 2.66%
Colosseum Dental Finance BV 2026 EUR Term Loan B	5.386% (3 mo. EURIBOR + 3.00%)	3/22/2032	EUR	9,589,000	11,138,098
Dermatology Intermediate Holdings III, Inc. 2022 Term Loan B	8.073% (3 mo. USD Term SOFR + 4.25%)	3/30/2029		$8,502,513	7,892,458
Examworks Bidco, Inc. 2026 Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	2/6/2033		4,717,741	4,742,414
Global Medical Response, Inc. 2025 Term Loan B	6.909% (1 mo. USD Term SOFR + 3.25%)	10/1/2032		10,134,564	10,194,966
Heartland Dental LLC 2025 Term Loan	7.186% (1 mo. USD Term SOFR + 3.50%)	8/25/2032		19,118,239	19,207,235
LifePoint Health, Inc. 2024 1st Lien Term Loan B	7.503% (3 mo. USD Term SOFR + 3.75%)	5/19/2031		13,187,167	12,659,021
Loire Finco Luxembourg SARL 2025 USD Term Loan B (Luxembourg)(e)	7.685% (1 mo. USD Term SOFR + 4.00%)	1/21/2030		9,875,623	9,934,680
MDVIP, Inc. 2026 Term Loan B	6.438% (1 mo. USD Term SOFR + 2.75%)	10/14/2031		13,559,796	13,600,340
New WPCC Parent LLC Term Loan	13.186% (1 mo. USD Term SOFR + 9.50%)	5/9/2030		3,372,636	3,288,320	(k)
Star Parent, Inc. Term Loan B	7.232% (3 mo. USD Term SOFR + 3.50%)	9/27/2030		10,703,938	10,783,040
U.S. Fertility Enterprises LLC 2025 Delayed Draw Term Loan(j)	3.50%	12/30/2032		471,573	473,980
U.S. Fertility Enterprises LLC 2025 Term Loan	6.686% - 6.73% (1 mo. USD Term SOFR + 3.00%) (3 mo. USD Term SOFR + 3.00%)	12/30/2032		9,193,001	9,239,931
WCG Intermediate Corp. 2026 Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)	2/25/2032		9,010,689	9,026,187
Total					122,180,670

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Home Furnishings 0.20%
AI Aqua Merger Sub, Inc. 2026 EUR Term Loan B	4.956% (1 mo. EURIBOR + 2.75%)	7/5/2033	EUR	4,000,000	$4,653,934
AI Aqua Merger Sub, Inc. 2026 USD Term Loan B	6.206% (1 mo. USD Term SOFR + 2.50%)	7/5/2033		4,436,000	4,456,161
Total					9,110,095

Housewares 0.10%
Hunter Douglas, Inc. 2025 USD Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%)	1/20/2032		$4,703,076	$4,721,700

Information Technology Services 0.15%
Recovery Solutions Parent LLC Term Loan	11.232% (3 mo. USD Term SOFR + 7.50%)	1/28/2030		6,816,900	6,770,068

Insurance 3.41%
Acrisure LLC 2024 1st Lien Term Loan B6	6.686% (1 mo. USD Term SOFR + 3.00%)	11/6/2030		20,711,903	17,674,192
Alera Group, Inc. 2026 Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)	5/30/2032		9,791,833	9,598,493
Alliant Holdings Intermediate LLC 2025 Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	9/19/2031		19,493,685	19,472,534
Ardonagh Midco 3 PLC 2024 USD Term Loan B (United Kingdom)(e)	6.732% - 6.83% (3 mo. USD Term SOFR + 3.00%) (6 mo. USD Term SOFR + 3.00%)	2/15/2031		12,020,609	11,937,967
Ardonagh Midco 3 PLC 2025 EUR Repriced Term Loan B	6.313% (6 mo. EURIBOR + 3.63%)	2/15/2031	EUR	3,000,000	3,502,089
Asurion LLC 2023 Term Loan B11	8.173% (3 mo. USD Term SOFR + 4.25%)	8/19/2028		$1,813,575	1,818,435
Asurion LLC 2026 Term Loan B14	7.573% (3 mo. USD Term SOFR + 3.75%)	2/23/2033		10,470,028	10,055,573
Jones DesLauriers Insurance Management, Inc. 2025 Repriced Term Loan B (Canada)(e)	6.823% (3 mo. USD Term SOFR + 3.00%)	2/2/2033		13,242,000	13,091,372
OneDigital Borrower LLC 2024 2nd Lien Term Loan	8.936% (1 mo. USD Term SOFR + 5.25%)	7/2/2031		5,957,000	5,655,427
OneDigital Borrower LLC 2025 Repriced Term Loan	6.686% (1 mo. USD Term SOFR + 3.00%)	7/2/2031		14,093,588	13,963,222

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Insurance (continued)
Sedgwick Claims Management Services, Inc. 2023 Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)		7/31/2031		$23,519,532	$23,549,049
TFP U.S. Financing LLC Term Loan	6.483% (3 mo. USD Term SOFR + 2.75%)		8/19/2033		9,255,000	9,124,875
Truist Insurance Holdings LLC 2024 Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)		5/6/2031		7,323,266	7,228,064
Truist Insurance Holdings LLC 2nd Lien Term Loan	8.482% (3 mo. USD Term SOFR + 4.75%)		5/6/2032		9,961,783	9,598,576
Total						156,269,868

Internet 1.52%
Anastasia Parent LLC 2025 Term Loan	8.732% (3 mo. USD Term SOFR + 5.00%)		6/24/2030		9,793,665	8,676,599
Delivery Hero SE 2026 Term Loan B (Germany)(e)	–	(b)	6/30/2032		9,400,000	9,596,789
Magnite, Inc. 2025 Repriced Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)		2/6/2031		14,023,144	14,086,248
MotoGP Sports Entertainment Group SL 2026 EUR Term Loan B	4.871% (6 mo. EURIBOR + 2.25%)		8/18/2032	EUR	4,733,000	5,521,666
Proofpoint, Inc. 2025 Repriced Term Loan	6.732% (3 mo. USD Term SOFR + 3.00%)		8/31/2028		$2,306,341	2,306,630
Proofpoint, Inc. 2026 Term Loan B	8.249% (3 mo. USD Term SOFR + 4.50%)		8/30/2030		22,741,716	22,469,725
Sweetwater Borrower LLC 2026 1st Lien Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		2/17/2033		6,989,717	7,033,402
Total						69,691,059

Investment Management Companies 0.82%
KREF Holdings X LLC 2025 Term Loan	6.153% (1 mo. USD Term SOFR + 2.50%)		3/5/2032		4,697,000	4,589,368
NEXUS Buyer LLC 2025 2nd Lien Term Loan B	9.436% (1 mo. USD Term SOFR + 5.75%)		2/16/2032		11,917,000	11,626,583
NEXUS Buyer LLC 2025 Incremental Term Loan	7.686% (1 mo. USD Term SOFR + 4.00%)		7/31/2031		9,294,723	9,217,762
NEXUS Buyer LLC 2025 Term Loan B	7.186% (1 mo. USD Term SOFR + 3.50%)		7/31/2031		7,731,581	7,548,767
Nvent Electric PLC Term Loan B (United Kingdom)(e)	6.456% (1 mo. USD Term SOFR + 2.75%)		1/30/2032		4,747,127	4,775,017
Total						37,757,497

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Leisure Time 1.14%
Bulldog Purchaser, Inc. 2026 Term Loan	6.936% (1 mo. USD Term SOFR + 3.25%)		2/4/2033		$13,647,420	$13,697,642
Fitness International LLC 2024 Term Loan B	8.186% (1 mo. USD Term SOFR + 4.50%)		2/12/2029		11,736,170	11,788,983
Gaia Purchaser, Inc. Term Loan B	–	(b)	6/25/2033		8,813,000	8,884,650
Peloton Interactive, Inc. 2024 Term Loan B	9.186% (1 mo. USD Term SOFR + 5.50%)		5/30/2029		9,220,980	9,271,695
Recess Holdings, Inc. 2025 Repriced Term Loan	7.56% (3 mo. USD Term SOFR + 3.75%)		2/20/2030		8,631,236	8,646,427
Total						52,289,397

Lodging 0.49%
Spectacle Gary Holdings LLC 2021 Term Loan B	8.132% (3 mo. USD Term SOFR + 4.25%)		12/11/2028		11,154,218	10,933,922
Turquoise Topco Ltd. Term Loan B (Jersey)(e)	6.982% (3 mo. USD Term SOFR + 3.25%)		12/30/2032		11,362,250	11,340,946
Total						22,274,868

Machinery: Diversified 1.75%
Arcline FM Holdings LLC 2025 1st Lien Term Loan	6.596% (6 mo. USD Term SOFR + 2.75%)		6/23/2030		16,500,853	16,597,136
Columbus McKinnon Corp. 2026 Term Loan B	7.232% (3 mo. USD Term SOFR + 3.50%)		2/3/2033		7,254,888	7,295,696
Engineered Machinery Holdings, Inc. 2026 USD Term Loan B	6.491% (3 mo. USD Term SOFR + 2.75%)		11/26/2032		6,557,187	6,593,318
Foxtrott Bidco Gmbh EUR Term Loan B	–	(b)	7/7/2033	EUR	12,210,000	14,229,818
TK Elevator Midco GmbH 2025 EUR Term Loan B1	5.678% (6 mo. EURIBOR + 3.00%)		4/30/2030	EUR	17,673,000	20,689,927
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	6.704% (6 mo. USD Term SOFR + 2.75%)		4/30/2030		$9,579,990	9,640,631
Victory Buyer LLC 2026 Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)		2/14/2033		5,250,000	5,282,156
Total						80,328,682

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Media 3.51%
Altice France SA 2025 USD Term Loan B11 (France)(e)	7.866% (3 mo. USD Term SOFR + 4.13%)	4/30/2028	$20,445,232	$20,502,683
Cable One, Inc. 2021 Term Loan B4	5.801% (1 mo. USD Term SOFR + 2.00%)	5/3/2028	17,054,042	14,867,458
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	24,458,433	24,097,059
DirecTV Financing LLC 2026 Term Loan B	8.323% (3 mo. USD Term SOFR + 4.50%)	8/2/2029	12,720,751	12,829,069
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	6/3/2033	39,954,577	40,085,628
Nexstar Media, Inc. 2026 Term Loan B7	6.436% (1 mo. USD Term SOFR + 2.75%)	3/18/2033	11,737,640	11,790,635
Sinclair Television Group, Inc. 2025 Term Loan B6	7.147% (3 mo. USD Term SOFR + 3.30%)	12/31/2029	1,814,083	1,680,304
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%)	12/31/2030	9,771,831	8,886,259
Sunrise Financing Partnership Term Loan AAA	6.341% (6 mo. USD Term SOFR + 2.47%)	2/15/2032	17,347,000	17,197,556
Virgin Media Bristol LLC 2020 USD Term Loan Q	7.004% (1 mo. USD Term SOFR + 3.25%)	1/31/2029	9,484,000	8,974,235
Total				160,910,886

Metal Fabricate/Hardware 0.63%
Tank Holding Corp. 2023 Incremental Delayed Draw Term Loan	9.786% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	2,553,811	2,442,082
Tank Holding Corp. 2023 Incremental Term Loan	9.786% (1 mo. USD Term SOFR + 6.00%)	3/31/2028	2,983,035	2,852,528
Tega MC Australia Holdings Pty. Ltd. Term Loan B (Australia)(e)	7.16% (3 mo. USD Term SOFR + 3.50%)	6/1/2033	11,297,000	11,374,723
Worthington Steel, Inc. Term Loan B	7.686% (1 mo. USD Term SOFR + 4.00%)	6/1/2033	11,917,143	12,030,713
Total				28,700,046

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Miscellaneous Manufacture 0.50%
CeramTec AcquiCo GmbH 2026 EUR Term Loan B	6.304% (3 mo. EURIBOR + 3.75%)	11/15/2029	EUR	3,676,000	$4,304,548
CoorsTek, Inc. 2026 Term Loan B	6.228% (3 mo. USD Term SOFR + 2.50%)	10/28/2032		$7,077,262	7,117,107
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.678% (6 mo. EURIBOR + 5.00%)	1/31/2029	EUR	9,886,861	11,373,544
Total					22,795,199

Oil & Gas 0.28%
Pasadena Performance Products LLC 1st Lien Term Loan	6.982% (3 mo. USD Term SOFR + 3.25%)	2/27/2032		$12,602,394	12,659,104

Oil & Gas Services 0.32%
Deep Blue Operating I LLC Term Loan	5.902% (3 mo. USD Term SOFR + 2.25%)	10/1/2032		6,087,743	6,118,181
Star Holding LLC 2024 1st Lien Term Loan B	8.186% (1 mo. USD Term SOFR + 4.50%)	7/31/2031		8,728,538	8,759,438
Total					14,877,619

Paper & Forest Products 0.04%
Glatfelter Corp. Term Loan B	8.073% (3 mo. USD Term SOFR + 4.25%)	11/4/2031		1,760,000	1,765,870

Pharmaceuticals 2.00%
Alkermes, Inc. 2026 1st Lien Term Loan B	5.988% (3 mo. USD Term SOFR + 2.25%)	8/12/2031		6,545,310	6,597,149
Ceva Sante Animale 2025 EUR Term Loan B	5.291% (3 mo. EURIBOR + 3.00%)	11/12/2030	EUR	6,644,889	7,788,334
Ceva Sante Animale 2025 USD Term Loan B (France)(e)	6.488% (3 mo. USD Term SOFR + 2.75%)	11/12/2030		3,852,950	3,885,469
IVC Acquisition Ltd. 2026 USD 1st Lien Term Loan B (United Kingdom)(e)	7.741% (3 mo. USD Term SOFR + 4.00%)	12/12/2031		16,851,932	16,931,978
Nidda Healthcare Holding AG 2026 EUR Term Loan B	5.507% (3 mo. EURIBOR + 3.00%)	12/9/2032	EUR	8,485,000	9,832,340
Organon & Co. 2024 USD Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)	5/19/2031		$18,687,078	18,704,550

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Padagis LLC Term Loan B	–	(b)	7/6/2028	$50,000	$49,000	(k)
Paradigm Parent LLC 1st Lien Term Loan	8.232% (3 mo. USD Term SOFR + 4.50%)		4/16/2032	17,648,490	16,251,348
Sharp Services LLC 2025 Term Loan B	6.732% (3 mo. USD Term SOFR + 3.00%)		9/29/2032	7,327,180	7,383,672
Southern Veterinary Partners LLC 2025 Term Loan B	6.188% (1 mo. USD Term SOFR + 2.50%)		12/4/2031	4,425,509	4,439,538
Total					91,863,378

Pipelines 0.83%
Birdsboro Power LLC 2026 Term Loan B	7.50% (3 mo. USD Term SOFR + 3.75%)		7/15/2033	7,713,000	7,785,348
Freeport LNG Investments LLLP 2026 Term Loan B	6.979% (3 mo. USD Term SOFR + 3.25%)		2/11/2033	10,749,008	10,824,036
Rockpoint Gas Storage Partners LP 2026 Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%)		9/18/2031	4,434,500	4,446,185
Traverse Midstream Partners LLC 2026 Term Loan B	6.043% (3 mo. USD Term SOFR + 2.25%)		7/14/2033	5,442,000	5,448,802
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	1,047,051	1,048,035
Venture Global Plaquemines LNG LLC Base Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)		5/25/2029	8,371,949	8,381,117
Total					37,933,523

Real Estate 0.57%
CoreLogic, Inc. 2026 Term Loan B	7.936% (1 mo. USD Term SOFR + 4.25%)		7/25/2031	11,279,000	11,078,064
Cushman & Wakefield U.S. Borrower LLC 2026 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		6/13/2033	9,480,371	9,504,072
United FP Holdings LLC 2026 Takeback Term Loan	9.261% (3 mo. USD Term SOFR + 5.50%)		8/6/2031	5,762,584	5,697,756	(k)
Total					26,279,892

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Real Estate Investment Trusts 0.58%
CyrusOne Holdco LLC Term Loan B	7.738% (3 mo. USD Term SOFR + 4.00%)		7/8/2033		$15,894,000	$15,509,921
TPG RE Finance Trust, Inc. Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		5/16/2033		11,082,000	11,130,484
Total						26,640,405

Retail 4.37%
Carvana Co. Term Loan B	–	(b)	8/15/2033		11,387,000	11,349,081
CD&R Firefly Bidco Ltd. 2026 GBP Term Loan B	8.231% (SONIA + 4.50%)		7/3/2031	GBP	6,287,000	8,587,126
Evergreen Acqco 1 LP 2025 Term Loan B	6.168% (3 mo. USD Term SOFR + 2.50%)		9/17/2032		$10,281,132	10,327,191
Great Outdoors Group LLC 2025 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		1/23/2032		24,884,366	25,042,133
Harbor Freight Tools USA, Inc. 2024 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)		6/11/2031		7,929,494	7,959,071
Johnstone Supply LLC 2026 Term Loan B	5.956% (1 mo. USD Term SOFR + 2.25%)		6/9/2031		7,718,932	7,737,689
K-Mac Holdings Corp. 2025 Add-on Term Loan	6.936% (1 mo. USD Term SOFR + 3.25%)		7/21/2028		6,561,720	6,601,976
LBM Acquisition LLC 2024 Incremental Term Loan B	7.538% (1 mo. USD Term SOFR + 3.75%)		6/6/2031		6,611,171	5,155,226
LSF9 Atlantis Holdings LLC 2025 Term Loan B	7.482% (3 mo. USD Term SOFR + 3.75%)		3/29/2029		8,905,000	8,830,777
Park River Holdings, Inc. 2025 Term Loan	8.225% (3 mo. USD Term SOFR + 4.50%)		3/15/2031		6,930,835	6,960,533
Peer Holding III BV 2025 USD Term Loan B (Netherlands)(e)	5.982% (3 mo. USD Term SOFR + 2.25%)		10/14/2032		1,505,227	1,512,754
Peer Holding III BV 2025 USD Term Loan B4B (Netherlands)(e)	6.232% (3 mo. USD Term SOFR + 2.50%)		10/28/2030		9,474,430	9,536,582
Peer Holding III BV 2025 USD Term Loan B5B (Netherlands)(e)	6.232% (3 mo. USD Term SOFR + 2.50%)		7/1/2031		9,632,315	9,679,272
PetSmart, Inc. 2025 USD Term Loan B	7.688% (1 mo. USD Term SOFR + 4.00%)		8/18/2032		13,433,594	13,542,810

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Raising Cane’s Restaurants LLC 2026 Term Loan B	–	(b)	6/6/2033		$6,963,000	$6,928,185
Restaurant Brands International, Inc. 2026 EUR Term Loan B	5.332% (3 mo. EURIBOR + 2.93%)		10/31/2031	EUR	5,000,000	5,838,006
Restoration Hardware, Inc. Term Loan B	6.301% (1 mo. USD Term SOFR + 2.50%)		10/20/2028		$13,943,791	13,736,167
RVR Dealership Holdings LLC 2026 Term Loan B	8.31% (3 mo. USD Term SOFR + 4.50%)		2/26/2033		13,159,020	12,788,923
Splat Super Holdco LLC 2025 Delayed Draw Term Loan(j)	5.00%		7/2/2032		205,441	196,966
Splat Super Holdco LLC 2025 Term Loan	8.686% (1 mo. USD Term SOFR + 5.00%)		7/2/2032		4,794,559	4,596,784
White Cap Buyer LLC 2024 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		10/19/2029		23,585,551	23,621,873
Total						200,529,125

Semiconductors 0.56%
Altar Bidco, Inc. 2021 Term Loan	–	(b)	2/1/2029		9,386,583	9,435,346
Instructure Holdings, Inc. 2025 Repriced Term Loan	6.446% (3 mo. USD Term SOFR + 2.75%)		11/13/2031		16,839,042	16,210,610
Total						25,645,956

Software 10.28%
Apttus Corp. 2024 Term Loan B	7.323% (3 mo. USD Term SOFR + 3.50%)		5/8/2028		17,596,780	17,459,349
Aragorn Parent Corp. 2026 Term Loan B	7.186% (1 mo. USD Term SOFR + 3.50%)		12/16/2030		4,690,000	4,728,599
Athenahealth Group, Inc. 2026 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		2/16/2032		19,308,000	19,325,281
BCPE Pequod Buyer, Inc. USD Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		11/25/2031		14,003,201	13,931,924
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.573% (3 mo. USD Term SOFR + 5.75%)		7/30/2032		9,448,000	8,745,352
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.514% (3 mo. USD Term SOFR + 2.75%)		7/30/2031		16,070,130	15,270,801

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Software (continued)
Central Parent, Inc. 2024 Term Loan B	6.982% (3 mo. USD Term SOFR + 3.25%)		7/6/2029		$25,873,516	$17,852,726
Cloud Software Group, Inc. 2025 Term Loan B (2031)	6.982% (3 mo. USD Term SOFR + 3.25%)		3/21/2031		10,272,785	9,849,032
Cloud Software Group, Inc. 2025 Term Loan B (2032)	6.982% (3 mo. USD Term SOFR + 3.25%)		8/13/2032		8,390,491	8,002,431
Cloudera, Inc. 2021 Term Loan	–	(b)	10/8/2028		49,869	45,922
Coreweave Financing DDTL V LLC Delayed Draw Term Loan(j)	8.15% (1 mo. USD Term SOFR + 4.50%)		11/17/2031		18,481,000	18,668,213
Cotiviti Corp. 2024 Fixed Term Loan B	7.625%		5/1/2031		8,718,500	8,405,157
Cotiviti Corp. 2024 Term Loan	6.456% (1 mo. USD Term SOFR + 2.75%)		5/1/2031		14,977,782	14,337,482
Cotiviti Corp. 2025 2nd Amendment Term Loan	6.456% (1 mo. USD Term SOFR + 2.75%)		3/26/2032		4,008,436	3,826,392
Cvent, Inc. 2025 Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)		6/17/2030		7,223,333	7,151,750
Darktrace PLC 1st Lien Term Loan (United Kingdom)(e)	6.988% (3 mo. USD Term SOFR + 3.25%)		10/9/2031		13,893,839	13,161,009
Darktrace PLC 2nd Lien Term Loan (United Kingdom)(e)	8.988% (3 mo. USD Term SOFR + 5.25%)		10/9/2032		7,630,000	6,644,433
Dayforce, Inc. 2026 Term Loan	6.823% (3 mo. USD Term SOFR + 3.00%)		2/4/2033		20,633,000	19,967,070
Dedalus Finance GmbH 2025 EUR Term Loan B	5.815% (6 mo. EURIBOR + 3.25%)		5/4/2030	EUR	6,209,000	7,215,703
Disco Parent, Inc. 2025 Term Loan B	6.764% (3 mo. USD Term SOFR + 3.00%)		8/6/2032		$10,570,869	10,531,229
DTI Holdco, Inc. 2025 Term Loan B	7.686% (1 mo. USD Term SOFR + 4.00%)		4/26/2029		4,714,770	4,561,210
Ellucian Holdings, Inc. 2024 1st Lien Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)		10/9/2029		17,165,381	16,843,531
Epicor Software Corp. 2024 Term Loan F	6.436% (1 mo. USD Term SOFR + 2.75%)		5/30/2031		13,440,713	13,171,899
Finastra USA, Inc. 2025 USD Term Loan	7.746% (6 mo. USD Term SOFR + 4.00%)		9/15/2032		21,833,158	21,187,333
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)		1/30/2032		20,250,626	19,820,300

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Software (continued)
Lambda Compute II LLC Term Loan B	–	(b)	12/31/2030	$5,996,000	$6,033,475
Mitchell International, Inc. 2024 2nd Lien Term Loan	8.936% (1 mo. USD Term SOFR + 5.25%)		6/17/2032	10,175,000	9,432,225
Mitchell International, Inc. 2026 Add-on Term Loan	6.686% (1 mo. USD Term SOFR + 3.00%)		6/17/2031	7,916,376	7,847,464
Modena Buyer LLC Term Loan	8.073% (3 mo. USD Term SOFR + 4.25%)		7/1/2031	7,392,391	7,133,657
Oak-Eagle AcquireCo, Inc. USD Term Loan B	7.251% (3 mo. USD Term SOFR + 3.50%)		8/4/2033	8,669,000	8,766,526
PointClickCare Technologies, Inc. 2025 Term Loan B (Canada)(e)	6.573% (3 mo. USD Term SOFR + 2.75%)		11/3/2031	9,742,966	9,715,588
Project Boost Purchaser LLC 2025 Refinancing Term Loan	6.482% (3 mo. USD Term SOFR + 2.75%)		7/16/2031	10,179,598	10,059,530
RealPage, Inc. 1st Lien Term Loan	6.994% (3 mo. USD Term SOFR + 3.00%)		4/24/2028	12,105,155	11,945,003
RealPage, Inc. 2024 Incremental Term Loan	7.482% (3 mo. USD Term SOFR + 3.75%)		4/24/2028	4,386,475	4,335,767
Rocket Software, Inc. 2023 USD Term Loan B	7.436% (1 mo. USD Term SOFR + 3.75%)		11/28/2028	16,811,711	16,687,136
Skopima Merger Sub, Inc. 2024 Repriced Term Loan	7.186% (1 mo. USD Term SOFR + 3.50%)		5/12/2028	19,332,255	18,202,961
Surf Holdings LLC 2025 Incremental Term Loan	7.301% (1 mo. USD Term SOFR + 3.50%)		3/5/2027	18,715,633	18,291,163
UKG, Inc. 2024 Term Loan B	6.073% (3 mo. USD Term SOFR + 2.25%)		2/10/2031	13,981,184	13,613,409
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%		4/24/2031	916,750	905,291(c)
VS Buyer LLC 2025 Term Loan B	6.073% (3 mo. USD Term SOFR + 2.25%)		4/12/2031	4,697,000	4,618,724
Zelis Payments Buyer, Inc. 5th Amendment Term Loan	6.936% (1 mo. USD Term SOFR + 3.25%)		11/26/2031	8,999,714	8,935,276
Zelis Payments Buyer, Inc. Term Loan B	6.436% (1 mo. USD Term SOFR + 2.75%)		9/28/2029	14,590,887	14,496,703
Total					471,724,026

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software/Services 0.32%
Peraton Corp. Term Loan B	7.673% (3 mo. USD Term SOFR + 3.75%)	2/1/2028		$15,374,966	$14,647,884

Telecommunications 1.13%
Altice France SA 2025 EUR Term Loan B12	6.787% (3 mo. EURIBOR + 4.38%)	10/30/2028	EUR	3,369,883	3,923,093
Delta TopCo, Inc. 2024 2nd Lien Term Loan	8.902% (3 mo. USD Term SOFR + 5.25%)	11/29/2030		$10,413,000	9,771,975
Delta TopCo, Inc. 2025 Term Loan B	6.402% (3 mo. USD Term SOFR + 2.75%)	11/30/2029		8,824,413	8,633,453
Iridium Satellite LLC 2024 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)	9/20/2030		9,393,000	9,409,438
NTI Buyer LLC Term Loan	8.061% (3 mo. USD Term SOFR + 4.25%)	7/1/2033		7,041,000	6,970,590
ViaSat, Inc. Term Loan	8.273% (1 mo. USD Term SOFR + 4.50%)	3/2/2029		13,127,977	13,253,283
Total					51,961,832

Transportation 0.65%
AIT Worldwide Logistics, Inc. 2026 Term Loan B	8.073% (3 mo. USD Term SOFR + 4.25%)	4/29/2033		12,857,000	12,893,128
Kenan Advantage Group, Inc. 2024 Term Loan B4	6.936% (1 mo. USD Term SOFR + 3.25%)	1/25/2029		49,620	49,744
Rand Parent LLC 2026 Term Loan B	6.823% (3 mo. USD Term SOFR + 3.00%)	3/18/2030		16,747,927	16,839,538
Total					29,782,410

Utilities 2.56%
Astoria Energy LLC 2025 Term Loan B	5.936% - 5.98% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)	6/23/2032		7,326,886	7,349,783
Carroll County Energy LLC 2025 Repriced Term Loan	6.482% (3 mo. USD Term SOFR + 2.75%)	6/30/2031		2,596,824	2,612,236
Compass Power Generation LLC 2026 Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	4/13/2029		18,236,680	18,313,639
Hamilton Projects Acquiror LLC 2025 Repriced Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)	5/30/2031		16,346,170	16,413,189
Indeck Niles LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)	3/9/2033		9,965,634	9,959,405

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Utilities (continued)
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.37% (3 mo. USD Term SOFR + 2.75%)	5/17/2032	$5,445,767	$5,486,610
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.37% (3 mo. USD Term SOFR + 2.75%)	5/17/2032	360,243	362,945
Kestrel Acquisition LLC 2026 Term Loan	6.482% (3 mo. USD Term SOFR + 2.75%)	11/6/2031	12,465,034	12,485,290
Lightning Power LLC Term Loan B	5.436% (1 mo. USD Term SOFR + 1.75%)	8/18/2031	8,876,887	8,902,142
Potomac Energy Center LLC 2026 Term Loan B	6.573% (3 mo. USD Term SOFR + 2.75%)	8/5/2032	19,947,973	20,097,582
Talen Energy Supply LLC 2023 Term Loan B	5.479% (3 mo. USD Term SOFR + 1.75%)	11/25/2032	15,406,727	15,380,998
Total				117,363,819
Total Floating Rate Loans (cost $3,680,071,141)				3,670,092,575

	Dividend Rate		Shares

PREFERRED STOCKS 0.42%

Transportation Infrastructure 0.42%
ACBL Holdings Corp. (cost $11,118,825)	Zero Coupon		444,753	19,272,704

	Exercise Price	Expiration Date

WARRANTS 0.00%

Miscellaneous Financials 0.00%
Utex Industries*	$114.76	12/3/2025	57,340	0	(c)

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	147,340	147,340
Total Warrants (cost $601,700)				147,340
Total Long-Term Investments (cost $4,277,953,530)				4,319,594,355

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 10.59%

REPURCHASE AGREEMENTS 9.23%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $103,179,500 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $141,417,481; proceeds: $138,656,944 (cost $138,644,427)	$138,644,427	$138,644,427
Repurchase Agreement dated 8/31/2026, 3.670% due 9/1/2026 with JPMorgan Securities LLC collateralized by $291,933,500 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $290,816,327; proceeds: $285,029,054 (cost $285,000,000)	285,000,000	285,000,000
Total Repurchase Agreements (cost $423,644,427)		423,644,427

TIME DEPOSITS 0.14%
CitiBank N.A.(l) (cost $6,242,996)	6,242,996	6,242,996

	Shares

MONEY MARKET FUNDS 1.22%
Fidelity Government Portfolio(l) (cost $56,186,968)	56,186,968	56,186,968
Total Short-Term Investments (cost $486,074,391)		486,074,391
Total Investments in Securities 104.74% (cost $4,764,027,921)		4,805,668,746
Less Unfunded Loan Commitments (0.57%) (cost $25,936,225)		(26,199,781)
Net Investments in Securities 104.17% (cost $4,738,091,696)		4,779,468,965
Other Assets and Liabilities – Net (4.17)%		(191,175,964)
Net Assets 100.00%		$4,588,293,001

EUR	Euro.
GBP	British Pound.
ETF	Exchange Traded Fund.
EURIBOR	Euro Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $436,569,683, which represents 9.51% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
*	Non-income producing security.
(a)	Securities purchased on a when-issued basis.
(b)	Interest rate to be determined.
(c)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

(d)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Foreign security traded in U.S. dollars.
(f)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(g)	Defaulted.
(h)	Security has been deemed worthless.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(j)	Security partially/fully unfunded.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
1.220%	12-Month USD SOFR Index	10/15/2029	$9,775,000	$–	$851,999	$851,999
1.225%	12-Month USD SOFR Index	1/15/2030	12,445,000	–	1,165,107	1,165,107
2.476%	12-Month USD SOFR Index	10/1/2029	13,498,000	–	675,575	675,575
2.489%	12-Month USD SOFR Index	8/1/2029	9,592,000	–	452,009	452,009
3.782%	12-Month USD SOFR Index	5/7/2031	44,000,000	–	827,881	827,881
3.820%	12-Month USD SOFR Index	11/15/2030	2,835,000	2,554	40,764	43,318
3.839%	12-Month USD SOFR Index	5/15/2031	18,836,000	18,970	291,484	310,454
3.839%	12-Month USD SOFR Index	6/1/2031	6,594,000	6,748	102,868	109,616
3.840%	12-Month USD SOFR Index	2/14/2031	13,152,730	–	201,754	201,754
3.844%	12-Month USD SOFR Index	7/15/2030	8,711,000	–	116,383	116,383
3.855%	12-Month USD SOFR Index	11/15/2031	9,255,000	9,171	152,613	161,784
3.857%	12-Month USD SOFR Index	2/1/2030	12,164,000	–	137,376	137,376

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
3.857%	12-Month USD SOFR Index	2/15/2031	$5,319,000	$–	$78,624	$78,624
3.866%	12-Month USD SOFR Index	5/15/2031	4,298,000	–	65,882	65,882
3.870%	12-Month USD SOFR Index	6/1/2033	8,569,000	–	200,159	200,159
3.908%	12-Month USD SOFR Index	2/1/2033	13,370,000	13,660	249,060	262,720
3.922%	12-Month USD SOFR Index	12/15/2032	13,700,000	–	250,720	250,720
3.941%	12-Month USD SOFR Index	10/15/2033	4,021,000	(15,523)	98,893	83,370
3.952%	12-Month USD SOFR Index	1/15/2034	10,718,000	10,554	216,533	227,087
3.960%	12-Month USD SOFR Index	3/15/2034	4,413,000	3,988	90,636	94,624
3.971%	12-Month USD SOFR Index	6/1/2034	4,711,000	4,221	98,446	102,667
3.984%	12-Month USD SOFR Index	5/15/2034	18,878,000	–	391,545	391,545
3.993%	12-Month USD SOFR Index	7/31/2034	4,285,000	–	90,076	90,076
4.041%	12-Month USD SOFR Index	1/15/2036	6,034,868	4,670	140,394	145,064
4.092%	12-Month USD SOFR Index	8/13/2031	16,449,000	–	98,308	98,308
4.112%	12-Month USD SOFR Index	12/31/2030	4,918,000	1,232	19,089	20,321
4.117%	12-Month USD SOFR Index	5/15/2030	4,099,000	–	13,707	13,707
4.117%	12-Month USD SOFR Index	6/15/2031	8,082,000	2,600	34,659	37,259
4.120%	12-Month USD SOFR Index	8/1/2031	9,391,000	3,076	41,367	44,443
4.122%	12-Month USD SOFR Index	7/15/2031	4,517,000	–	20,707	20,707
4.124%	12-Month USD SOFR Index	1/15/2032	8,731,000	(4,323)	48,895	44,572
4.125%	12-Month USD SOFR Index	2/1/2033	3,762,000	–	27,652	27,652

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
4.137%	12-Month USD SOFR Index	7/1/2032	$9,387,000	$–	$52,053	$52,053
4.169%	12-Month USD SOFR Index	5/15/2034	2,219,000	2,576	16,128	18,704
4.176%	12-Month USD SOFR Index	2/1/2034	8,449,000	–	59,914	59,914
4.177%	12-Month USD SOFR Index	3/15/2034	7,507,000	–	55,141	55,141
4.228%	12-Month USD SOFR Index	10/1/2034	14,087,000	–	80,078	80,078
Total				$64,174	$7,554,479	$7,618,653

SOFR	Secured Overnight Financing Rate.

Total Return Swap Contracts at August 31, 2026:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation	Value
Morgan Stanley	IBOXX	12-Month USD SOFR Index	87,837	Long	9/20/2026	$20,185,000	$17	$489,676	$489,693
Morgan Stanley	IBOXX	12-Month USD SOFR Index	665,655	Long	9/21/2026	153,500,000	843	3,177,658	3,178,501
Morgan Stanley	IBOXX	12-Month USD SOFR Index	27,004	Long	12/20/2026	6,321,680	(27,296)	52,647	25,351
Total						$180,006,680	$(26,436)	$3,719,981	$3,693,545

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Forward Foreign Currency Exchange Contracts at August 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Barclays Bank PLC	9/18/2026	3,012,000	$3,495,619	$3,500,779	$5,160
Euro	Buy	Barclays Bank PLC	9/18/2026	4,563,000	5,230,229	5,303,470	73,241
Euro	Buy	Barclays Bank PLC	9/18/2026	2,511,000	2,864,245	2,918,478	54,233
Euro	Buy	Morgan Stanley	9/18/2026	1,875,000	2,143,531	2,179,270	35,739
Euro	Buy	State Street Bank And Trust	9/18/2026	20,195,000	23,064,479	23,472,185	407,706
Euro	Buy	State Street Bank And Trust	9/18/2026	990,000	1,139,200	1,150,654	11,454
Euro	Sell	Citibank	9/18/2026	8,420,000	9,822,844	9,786,373	36,471
Euro	Sell	Morgan Stanley	9/18/2026	211,500,000	246,744,296	245,821,600	922,696
Euro	Sell	State Street Bank And Trust	9/18/2026	898,000	1,050,692	1,043,725	6,967
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,553,667

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	Bank of America	9/18/2026	7,885,000	$9,188,568	$9,164,555	$(24,013)
Euro	Buy	State Street Bank And Trust	9/18/2026	1,440,000	1,682,889	1,673,679	(9,210)
Euro	Buy	State Street Bank And Trust	9/18/2026	1,874,000	2,181,093	2,178,107	(2,986)
British pound	Sell	State Street Bank And Trust	11/6/2026	6,312,000	8,499,140	8,553,742	(54,602)
Euro	Sell	Bank of America	9/18/2026	987,000	1,129,878	1,147,167	(17,289)
Euro	Sell	State Street Bank And Trust	9/18/2026	2,694,000	3,118,939	3,131,174	(12,235)
Euro	Sell	State Street Bank And Trust	9/18/2026	3,758,000	4,294,026	4,367,837	(73,811)
Euro	Sell	State Street Bank And Trust	9/18/2026	5,604,000	6,421,002	6,513,401	(92,399)
Euro	Sell	State Street Bank And Trust	9/18/2026	3,990,000	4,563,003	4,637,486	(74,483)
Euro	Sell	State Street Bank And Trust	9/18/2026	6,719,000	7,688,898	7,809,340	(120,442)
Euro	Sell	State Street Bank And Trust	9/18/2026	1,877,000	2,148,202	2,181,594	(33,392)
Euro	Sell	State Street Bank And Trust	9/18/2026	950,000	1,083,001	1,104,163	(21,162)
Euro	Sell	State Street Bank And Trust	9/18/2026	982,000	1,129,389	1,141,356	(11,967)
Euro	Sell	State Street Bank And Trust	9/18/2026	5,636,000	6,514,402	6,550,594	(36,192)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(584,183)

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND August 31, 2026

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	2,085	Long	$ 428,990,689	$ 427,913,674	$ (1,077,015)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$27,616,092	$–	$27,616,092
Common Stocks
Health Care Providers & Services	–	8,592,602	–	8,592,602
Hotels, Restaurants & Leisure	–	–	2,099,174	2,099,174
Miscellaneous Financials	–	9,223,585	–	9,223,585
Personal Care Products	–	632,112	–	632,112
Transportation Infrastructure	–	2,131,045	–	2,131,045
Remaining Industries	60,713,938	–	–	60,713,938
Corporate Bonds	–	453,691,756	–	453,691,756
Exchange-Traded Funds	65,381,432	–	–	65,381,432
Floating Rate Loans
Commercial Services	–	288,815,302	5,369,647	294,184,949
Computers	–	43,947,298	9,197,293	53,144,591
Health Care Services	–	118,892,350	3,288,320	122,180,670
Pharmaceuticals	–	91,814,378	49,000	91,863,378
Real Estate	–	20,582,136	5,697,756	26,279,892
Software	–	470,818,735	905,291	471,724,026
Remaining Industries	–	2,610,715,069	–	2,610,715,069
Less Unfunded Loan Commitments	–	(26,199,781)	–	(26,199,781)
Preferred Stocks	–	19,272,704	–	19,272,704
Warrants
Miscellaneous Financials	–	–	0	0
Specialty Retail	–	147,340	–	147,340
Short-Term Investments
Repurchase Agreements	–	423,644,427	–	423,644,427
Time Deposits	–	6,242,996	–	6,242,996
Money Market Funds	56,186,968	–	–	56,186,968
Total	$182,282,338	$4,570,580,146	$26,606,481	$4,779,468,965

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND August 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$7,618,653	$–	$7,618,653
Liabilities	–	–	–	–
Total Return Swap Contracts
Assets	–	3,693,545	–	3,693,545
Liabilities	–	–	–	–
Forward Foreign Currency Exchange Contracts
Assets	–	1,553,667	–	1,553,667
Liabilities	–	(584,183)	–	(584,183)
Futures Contracts
Assets	–	–	–	–
Liabilities	(1,077,015)	–	–	(1,077,015)
Total	$(1,077,015)	$12,281,682	$–	$11,204,667

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)

HIGH YIELD FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.01%

COMMON STOCKS 1.42%

Aerospace & Defense 1.08%
DCP Holdings PLC*	831,238	$34,878,746

Commercial Services & Supplies 0.01%
Claire’s Holdings LLC*	7,481	0	(a)
Labels Buyer LLC*	3,387	243,581
Total		243,581

Energy Equipment & Services 0.11%
Cactus, Inc. Class A	49,479	3,479,363

Health Care Providers & Services 0.05%
Recovery Solutions LLC*	74,342	1,691,281

Hotels, Restaurants & Leisure 0.00%
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.*	104,453	104,453	(a)

Machinery 0.00%
TNT Crane & Rigging, Inc.*	14,844	705

Miscellaneous Financials 0.05%
Utex Industries*	49,219	1,525,789

Personal Care Products 0.07%
Anastasia Parent LLC*	24,228	193,824
Britax Group Ltd.*	2,481	0
Gibson Brands Private Equity*	33,017	2,146,105
Total		2,339,929

Real Estate Management & Development 0.02%
Shimao Group Holdings Ltd.*(b)	34,732,707	251,822
Sunac China Holdings Ltd.*(b)	7,107,696	547,034
Total		798,856

Specialty Retail 0.01%
Chinos Intermediate Holdings A, Inc.*	47,809	364,544

Transportation Infrastructure 0.02%
ACBL Holdings Corp.*	14,214	497,490
Total Common Stocks (cost $39,924,682)		45,924,737

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CONVERTIBLE BONDS 1.55%

Aerospace/Defense 0.11%
Astronics Corp.†	Zero Coupon	1/15/2031	$2,020,000	$3,545,504

Biotechnology 0.10%
Halozyme Therapeutics, Inc.(c)	1.00%	8/15/2028	1,697,000	3,248,058

Energy-Alternate Sources 0.09%
Green Plains, Inc.	5.25%	11/1/2030	2,242,000	2,953,835

Equity Real Estate 0.02%
Sunac China Holdings Ltd. (China)†(d)	Zero Coupon	6/23/2028	4,138,823	583,988

Health Care-Products 0.11%
Guardant Health, Inc.	1.25%	2/15/2031	1,280,000	3,382,784

Internet 0.20%
DoorDash, Inc.	Zero Coupon	5/15/2030	3,021,000	3,234,736
Robinhood Markets, Inc.†	Zero Coupon	10/1/2029	3,150,000	3,198,325
Total				6,433,061

Media 0.10%
Sphere Entertainment Co.	3.50%	12/1/2028	830,000	3,219,155

Oil & Gas 0.10%
Nabors Industries, Inc.	1.75%	6/15/2029	3,428,000	3,332,016

Pharmaceuticals 0.10%
Jazz Investments I Ltd. (Ireland)(d)	3.125%	9/15/2030	1,919,000	3,353,452

REITS 0.10%
Pebblebrook Hotel Trust†	1.625%	1/15/2030	2,457,000	3,116,704

Retail 0.21%
Cheesecake Factory, Inc.	2.00%	3/15/2030	2,208,000	3,624,432
Cracker Barrel Old Country Store, Inc.(c)	1.75%	9/15/2030	3,132,000	3,261,978
Total				6,886,410

Semiconductors 0.09%
SiTime Corp.(c)	Zero Coupon	6/15/2031	3,023,000	2,967,075

Software 0.22%
Cloudflare, Inc.	Zero Coupon	6/15/2030	2,363,000	3,418,976
Snowflake, Inc.	Zero Coupon	10/1/2029	1,616,000	3,552,938
Total				6,971,914
Total Convertible Bonds (cost $47,538,279)				49,993,956

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
CORPORATE BONDS 89.73%

Advertising 0.34%
Lamar Media Corp.	3.625%	1/15/2031	$3,464,000	$3,227,528
Neptune Bidco U.S., Inc.†	9.50%	2/15/2033	4,380,000	4,502,601
Outfront Media Capital LLC/Outfront Media Capital Corp.†	7.375%	2/15/2031	3,114,000	3,233,817
Total				10,963,946

Aerospace/Defense 1.87%
Bombardier, Inc. (Canada)†(d)	7.00%	6/1/2032	6,640,000	6,870,541
Bombardier, Inc. (Canada)†(d)	7.25%	7/1/2031	3,457,000	3,617,930
Bombardier, Inc. (Canada)†(d)	7.45%	5/1/2034	6,055,000	6,654,142
Efesto Bidco SpA Efesto U.S. LLC (Italy)†(d)	7.50%	2/15/2032	9,011,000	9,160,096
Goat Holdco LLC†	6.75%	2/1/2032	4,739,000	4,838,594
Moog, Inc.†	5.50%	10/15/2034	3,281,000	3,206,914
TransDigm, Inc.†	6.00%	1/15/2033	10,986,000	11,009,631
TransDigm, Inc.†	6.125%	7/31/2034	3,271,000	3,237,389
TransDigm, Inc.†	6.625%	3/1/2032	7,871,000	8,047,877
TransDigm, Inc.†	6.75%	1/31/2034	3,558,000	3,616,529
Total				60,259,643

Agriculture 0.32%
MHP Lux SA (Luxembourg)†(d)	10.50%	7/28/2029	1,800,000	1,804,663
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	301,000	301,780
MHP Lux SA (Luxembourg)(d)	10.50%	7/28/2029	400,000	401,036
Turning Point Brands, Inc.†	7.625%	3/15/2032	7,575,000	7,757,724
Total				10,265,203

Airlines 1.03%
Alaska Airlines, Inc.†	6.50%	6/1/2031	3,234,000	3,229,988
Allegiant Travel Co.†	7.125%	7/1/2031	5,939,000	6,000,614
JetBlue Airways Corp./JetBlue Loyalty LP†	9.875%	9/20/2031	10,192,000	8,761,177
United Airlines Holdings, Inc.	5.375%	3/1/2031	4,735,000	4,695,493
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(d)	6.375%	2/1/2030	6,543,000	6,327,373
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Malta)†(c)(d)	8.75%	1/15/2032	916,000	930,316
WestJet An Alberta Partnership (Canada)†(c)(d)	8.00%	2/14/2031	3,267,000	3,146,699
Total				33,091,660

Apparel 0.83%
Beach Acquisition Bidco LLC†	10.00%	7/15/2033	8,731,454	9,376,377
Crocs, Inc.†(c)	4.125%	8/15/2031	5,380,000	5,000,256

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Apparel (continued)
VF Corp.	6.00%		10/15/2033	$4,347,000	$4,248,254
William Carter Co.†(c)	7.375%		2/15/2031	7,913,000	8,179,320
Total					26,804,207

Auto Manufacturers 2.11%
Aston Martin Capital Holdings Ltd. (United Kingdom)†(d)	10.00%		3/31/2029	6,833,000	4,011,723
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,523,000	4,741,864
Ford Motor Credit Co. LLC	7.35%		3/6/2030	6,046,000	6,356,174
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	4,631,000	4,786,157
New Flyer Holdings, Inc.†	9.25%		7/1/2030	3,334,000	3,580,539
Nissan Motor Acceptance Co. LLC†	6.125%		9/30/2030	6,854,000	6,746,735
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	1,992,000	2,035,169
Nissan Motor Co. Ltd. (Japan)†(d)	4.81%		9/17/2030	18,688,000	17,417,185
Nissan Motor Co. Ltd. (Japan)†(d)	7.75%		7/17/2032	2,863,000	2,972,523
Nissan Motor Co. Ltd. (Japan)†(d)	8.125%		7/17/2035	3,487,000	3,704,869
NM Holdings Co. LLC(e)	Zero Coupon		–	250,000	0
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC†	10.00%		1/15/2031	7,657,000	7,829,803
Wabash National Corp.†	4.50%		10/15/2028	4,012,000	3,784,829
Total					67,967,570

Auto Parts & Equipment 2.28%
American Axle & Manufacturing, Inc.†	7.75%		10/15/2033	6,354,000	6,387,155
Aptiv Swiss Holdings Ltd. (Switzerland)(d)	6.875% (5 yr. CMT + 3.39%)	#	12/15/2054	3,426,000	3,457,279
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,278,000	3,341,446
Cooper-Standard Automotive, Inc.†	9.25%		3/1/2031	4,452,000	4,506,734
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.125%		4/15/2031	3,691,000	3,690,059
Cyprium Corp./Cyprium Holdings Luxembourg SARL†	6.375%		4/15/2034	3,754,000	3,717,949
Dexko Global, Inc.†(c)	7.50%		4/15/2032	8,352,269	7,017,516
Forvia SE (France)†(c)(d)	6.75%		9/15/2033	3,667,000	3,676,204
Forvia SE (France)†(c)(d)	8.00%		6/15/2030	3,362,000	3,529,165
Garrett Motion Holdings, Inc./Garrett LX I SARL†	7.75%		5/31/2032	3,231,000	3,363,203
Goodyear Tire & Rubber Co.(c)	5.25%		7/15/2031	5,257,000	4,682,978
Goodyear Tire & Rubber Co.	6.625%		7/15/2030	2,744,000	2,653,388
IHO Verwaltungs GmbH (Germany)†(d)	8.00%		11/15/2032	8,647,000	9,143,788
ZF North America Capital, Inc.†	6.875%		4/14/2028	3,562,000	3,623,309
ZF North America Capital, Inc.†	7.125%		4/14/2030	10,524,000	10,719,483
Total					73,509,656

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Banks 0.94%
Flagstar Bank NA	6.803% (3 mo. USD Term SOFR + 3.04%)	#	11/6/2028		$7,049,000	$6,912,753
Independent Bank Corp.	7.25% (3 mo. USD Term SOFR + 3.53%)	#	4/1/2035		3,897,000	4,017,750
Popular, Inc.(c)	7.25%		3/13/2028		4,877,000	5,005,899
Societe Generale SA (France)†(d)	9.375% (5 yr. CMT + 5.39%)	#	–	(f)	4,792,000	5,002,642
UBS Group AG (Switzerland)†(d)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(f)	3,120,000	3,277,651
UBS Group AG (Switzerland)†(d)	9.25% (5 yr. CMT + 4.75%)	#	–	(f)	1,330,000	1,423,460
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		4,918,000	4,804,438
Total						30,444,593

Biotechnology 0.38%
Emergent BioSolutions, Inc.†	3.875%		8/15/2028		5,214,000	4,803,745
Genmab AS/Genmab Finance LLC (Denmark)†(d)	6.25%		12/15/2032		3,270,000	3,320,142
Genmab AS/Genmab Finance LLC (Denmark)†(d)	7.25%		12/15/2033		3,875,000	4,039,525
Total						12,163,412

Building Materials 1.66%
ACProducts Holdings, Inc.†	6.375%		5/15/2032		8,117,000	3,043,875
Ameritex Holdco Intermediate LLC†	7.625%		8/15/2033		3,192,000	3,272,143
CP Atlas Buyer, Inc.†(c)	7.00%		12/1/2028		6,490,000	5,613,169
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.625%		12/15/2030		8,992,000	9,181,578
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031		3,723,000	3,839,192
JELD-WEN Holding, Inc.†	7.00%		9/1/2032		8,463,000	5,802,656
MIWD Holdco II LLC/MIWD Finance Corp.†(c)	5.50%		2/1/2030		6,504,000	6,150,604
Quikrete Holdings, Inc.†	6.375%		3/1/2032		3,278,000	3,320,417
Quikrete Holdings, Inc.†	6.75%		3/1/2033		5,035,000	5,117,151
Smyrna Ready Mix Concrete LLC†	8.875%		11/15/2031		7,905,000	8,289,246
Total						53,630,031

Chemicals 1.75%
ASP Unifrax Holdings, Inc.†(g)	7.10%		9/30/2029		4,233,939	31,754
ASP Unifrax Holdings, Inc.†(g)	10.425%		9/30/2029		2,539,030	914,051
Celanese U.S. Holdings LLC	6.50%		4/15/2030		3,796,000	3,869,544
Celanese U.S. Holdings LLC	7.33%		7/15/2029		3,469,000	3,620,897
Celanese U.S. Holdings LLC(c)	7.375%		2/15/2034		2,928,000	3,035,133
Celanese U.S. Holdings LLC	7.70%		11/15/2033		2,988,000	3,192,287

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Chemicals (continued)
Cerdia Finanz GmbH (Germany)†(d)	9.375%	10/3/2031		$7,018,000	$6,374,941
Chemours Co.†	8.00%	1/15/2033		8,877,000	8,768,055
INEOS Quattro Finance 2 PLC (United Kingdom)†(d)	9.625%	3/15/2029		3,423,000	2,994,098
Olympus Water U.S. Holding Corp.†	7.25%	6/15/2031		3,163,000	3,216,312
Olympus Water U.S. Holding Corp.†	7.25%	2/15/2033		3,409,000	3,414,853
Rain Carbon, Inc.†(c)	12.25%	9/1/2029		8,488,000	9,031,945
SCIH Salt Holdings, Inc.†	6.625%	8/15/2031		4,790,000	4,840,961
WR Grace Holdings LLC†	6.625%	8/15/2032		3,250,000	3,133,264
Total					56,438,095

Coal 0.45%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029		3,650,000	3,802,147
Coronado Finance Pty. Ltd. (Australia)†(c)(d)	9.25%	10/1/2029		4,119,000	3,514,908
SunCoke Energy, Inc.†	4.875%	6/30/2029		7,427,000	7,183,345
Total					14,500,400

Commercial Services 3.72%
Albion Financing 1 SARL/Aggreko Holdings, Inc. (Luxembourg)†(d)	7.00%	5/21/2030		3,875,000	4,009,559
Allied Universal Holdco LLC†	7.875%	2/15/2031		3,532,000	3,675,138
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.875%	6/15/2030		3,152,000	3,227,415
Alta Equipment Group, Inc.†(c)	9.00%	6/1/2029		6,521,000	6,360,550
AMN Healthcare, Inc.†	6.50%	1/15/2031		4,705,000	4,758,872
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(c)	8.375%	6/15/2032		5,478,000	5,587,606
BCP V Modular Services Finance PLC	6.75%	11/30/2029	EUR	6,987,000	5,018,787
Carrix, Inc.†	6.125%	8/1/2033		$4,777,000	4,784,855
CoreCivic, Inc.	8.25%	4/15/2029		3,266,000	3,391,665
EquipmentShare.com, Inc.†	7.125%	7/1/2034		4,768,000	4,698,404
EquipmentShare.com, Inc.†	8.625%	5/15/2032		3,751,000	3,905,207
EquipmentShare.com, Inc.†	9.00%	5/15/2028		10,456,000	10,688,751
Garda World Security Corp. (Canada)†(d)	6.50%	1/15/2031		3,346,000	3,397,391
GEO Group, Inc.	8.625%	4/15/2029		3,210,000	3,339,751
GEO Group, Inc.	10.25%	4/15/2031		6,049,000	6,510,551
Herc Holdings, Inc.†(c)	6.00%	3/15/2034		2,422,000	2,390,454
Herc Holdings, Inc.†	7.00%	6/15/2030		4,763,000	4,930,748
Herc Holdings, Inc.†	7.25%	6/15/2033		2,567,000	2,656,884
Hertz Corp.†	6.00%	1/15/2028		6,517,000	0	(a)
Hertz Corp.†(c)	12.625%	7/15/2029		3,013,000	2,030,559

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Commercial Services (continued)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS (Turkey)(d)	9.50%		7/10/2036			$6,473,479	$6,609,408
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	8.25%		11/15/2028			3,276,000	3,359,572
Port of Newcastle Investments Financing Pty.Ltd. (Australia)†(c)(d)	5.90%		11/24/2031			4,794,000	4,841,464
RR Donnelley & Sons Co.†	9.50%		8/1/2029			3,750,000	3,910,154
Sotheby’s†	8.25%		4/15/2031			6,108,000	6,190,537
Synergy Infrastructure Holdings LLC†	7.00%		7/15/2034			5,842,000	5,946,449
Synergy Infrastructure Holdings LLC†	7.875%		12/1/2030			3,351,000	3,528,707
Total							119,749,438

Computers 0.45%
CACI International, Inc.†	6.375%		6/15/2033			4,895,000	4,963,212
Crane NXT Co.	4.20%		3/15/2048			4,963,000	3,102,967
PCC Global PLC	8.25%		11/15/2030		EUR	3,022,000	2,902,580
Seagate Data Storage Technology Pte. Ltd. (Singapore)(d)	5.75%		12/1/2034			$3,421,000	3,404,442
Total							14,373,201

Cosmetics/Personal Care 0.37%
Opal Bidco SAS (France)†(d)	6.50%		3/31/2032			3,246,000	3,278,736
P&L Development LLC/PLD Finance Corp.†	12.00%		5/15/2029			5,968,503	5,596,187
Perrigo Finance Unlimited Co. (Ireland)(c)(d)	6.125%		9/30/2032			3,254,000	3,194,302
Total							12,069,225

Distribution/Wholesale 0.52%
ADI Global Distribution Funding LLC†	7.125%		7/15/2034			3,272,000	3,383,279
Resideo Funding II LLC†	6.50%		7/15/2032			3,375,000	3,343,479
Velocity Vehicle Group LLC†	8.00%		6/1/2029			6,716,000	6,731,373
Veritiv Operating Co.†	10.50%		11/30/2030			3,243,000	3,391,072
Total							16,849,203

Diversified Financial Services 4.71%
Ally Financial, Inc.	7.10% (5 yr. CMT + 3.15%)	#	–	(f)		3,394,000	3,434,681
Aretec Group, Inc.†	10.00%		8/15/2030			3,270,000	3,447,796
Atlanticus Holdings Corp.†	9.75%		9/1/2030			4,811,000	4,905,416
Azorra Finance Ltd. (Cayman Islands)†(d)	6.25%		2/15/2034			2,486,000	2,461,090
Azorra Finance Ltd. (Cayman Islands)†(d)	7.25%		1/15/2031			1,466,000	1,518,281
Bread Financial Holdings, Inc.†	6.75%		5/15/2031			3,919,000	4,007,424
Coinbase Global, Inc.†	3.625%		10/1/2031			5,354,000	4,731,650
CrossCountry Intermediate HoldCo LLC†	6.50%		10/1/2030			3,230,000	3,148,153

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Diversified Financial Services (continued)
CrossCountry Intermediate HoldCo LLC†	6.75%		12/1/2032	$1,093,000	$1,047,581
Encore Capital Group, Inc.†	6.625%		6/1/2032	3,967,000	3,981,363
EZCORP, Inc.†	7.375%		4/1/2032	6,846,000	7,135,189
Freedom Funding Center LLC†(c)	12.00%		10/1/2037	3,058,000	3,136,285
Freedom Mortgage Holdings LLC†	9.125%		5/15/2031	5,099,000	5,268,134
GGAM Finance Ltd. (Ireland)†(d)	6.875%		4/15/2029	2,103,000	2,142,454
ILFC E-Capital Trust I†	6.48%#(h)		12/21/2065	3,413,000	3,005,368
ILFC E-Capital Trust II†(c)	6.73%#(h)		12/21/2065	3,031,000	2,738,118
Jane Street Group/JSG Finance, Inc.†	7.686%		8/13/2033	8,400,000	8,620,500
Jane Street Group/JSG Finance, Inc.†	8.088%		8/13/2036	8,400,000	8,736,000
Jefferson Capital Holdings LLC†	8.25%		5/15/2030	2,667,000	2,794,232
LFS Topco LLC†	8.75%		7/15/2030	3,217,000	3,235,054
Navient Corp.	9.375%		7/25/2030	3,174,000	3,338,962
OneMain Finance Corp.	7.125%		11/15/2031	3,183,000	3,231,458
OneMain Finance Corp.	7.125%		9/15/2032	4,751,000	4,822,313
OneMain Finance Corp.	7.125%		3/15/2034	4,881,000	4,884,944
OneMain Finance Corp.	7.50%		5/15/2031	6,146,000	6,314,757
PennyMac Financial Services, Inc.†	6.875%		5/15/2032	3,291,000	3,170,907
PennyMac Financial Services, Inc.†	7.125%		11/15/2030	2,899,000	2,912,738
PHH Escrow Issuer LLC/PHH Corp.†	9.875%		11/1/2029	3,291,000	3,252,343
Phoenix Aviation Capital Ltd. (Ireland)†(d)	9.25%		7/15/2030	2,465,000	2,577,893
Provident Funding Associates LP/PFG Finance Corp.†	9.75%		9/15/2029	2,503,000	2,617,888
Rfna LP†	7.875%		2/15/2030	3,056,000	3,096,553
Stonebriar ABF Issuer LLC†	7.00%		8/15/2031	2,155,000	2,101,512
Stonebriar ABF Issuer LLC†	8.125%		12/15/2030	3,517,000	3,554,368
Stonex Escrow Issuer LLC†	6.875%		7/15/2032	3,926,000	3,994,301
StoneX Group, Inc.†	7.875%		3/1/2031	6,541,000	6,813,217
Synchrony Financial	7.25%		2/2/2033	1,074,000	1,112,716
UWM Holdings LLC†(c)	6.25%		3/15/2031	5,722,000	5,111,640
Velocity Commercial Capital LLC†	9.375%		2/15/2031	4,071,000	4,227,155
VFH Parent LLC/Valor Co-Issuer, Inc.†	7.50%		6/15/2031	3,269,000	3,384,765
WS Escrow LLC†	7.75%		6/1/2033	1,638,000	1,706,493
Total					151,721,692

Electric 3.71%
AES Corp.	7.60% (5 yr. CMT + 3.20%)	#	1/15/2055	3,253,000	3,327,734
Alpha Generation LLC†	6.25%		1/15/2034	8,203,000	8,043,325
Alpha Generation LLC†	6.75%		10/15/2032	5,159,000	5,202,073
ContourGlobal Power Holdings SA (Luxembourg)†(d)	6.75%		2/28/2030	3,148,000	3,207,025

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡		Fair Value
Electric (continued)
Edison International	7.875% (5 yr. CMT + 3.66%)	#	6/15/2054			$3,137,000	$3,180,140
Hawaiian Electric Co., Inc.†(c)	6.00%		10/1/2033			3,333,000	3,290,078
Leeward Renewable Energy Operations LLC†	4.25%		7/1/2029			3,498,000	3,349,120
Long Ridge Energy LLC†	8.75%		2/15/2032			11,004,000	11,371,928
NRG Energy, Inc.†	6.00%		2/1/2033			7,065,000	7,035,947
NRG Energy, Inc.†	6.00%		1/15/2036			7,229,000	7,033,038
NRG Energy, Inc.†	10.25% (5 yr. CMT + 5.92%)	#	–	(f)		7,747,000	8,241,336
Pampa Energia SA (Argentina)†(c)(d)	7.875%		12/16/2034			2,679,000	2,770,086
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056			3,269,000	3,205,152
Puget Energy, Inc.	7.00% (5 yr. CMT + 2.96%)	#	9/15/2056			3,683,000	3,698,487
Talen Energy Supply LLC†	6.25%		2/1/2034			2,315,000	2,274,301
Talen Energy Supply LLC†	6.50%		2/1/2036			9,234,000	9,066,908
TransAlta Corp. (Canada)(d)	5.875%		2/1/2034			3,194,000	3,119,760
TXNM Energy, Inc.†	7.00% (5 yr. CMT + 3.25%)	#	7/31/2056			6,556,000	6,646,315
Vistra Corp.†	7.00% (5 yr. CMT + 5.74%)	#	–	(f)		3,393,000	3,411,560
Vistra Corp.†	8.875% (5 yr. CMT + 5.05%)	#	–	(f)		3,049,000	3,251,533
VoltaGrid LLC†	7.375%		11/1/2030			5,017,000	5,050,850
XPLR Infrastructure Operating Partners LP†(c)	7.75%		4/15/2034			6,544,000	6,935,056
XPLR Infrastructure Operating Partners LP†	8.625%		3/15/2033			6,502,000	6,970,378
Total							119,682,130

Electrical Components & Equipment 0.17%
EnerSys†	6.625%		1/15/2032			5,339,000	5,433,313

Electronics 0.26%
Sensata Technologies, Inc.†	6.625%		7/15/2032			3,127,000	3,204,328
TTM Technologies, Inc.†	4.00%		3/1/2029			5,286,000	5,094,494
Total							8,298,822

Engineering & Construction 0.65%
Brundage-Bone Concrete Pumping Holdings, Inc.†	7.50%		2/1/2032			3,377,000	3,471,414
Granite Construction, Inc.†	6.375%		6/15/2034			5,449,000	5,503,664
Heathrow Finance PLC	6.625%		3/1/2031		GBP	4,285,000	5,817,437
Weekley Homes LLC/Weekley Finance Corp.†	6.75%		1/15/2034			$5,986,000	6,071,343
Total							20,863,858

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Entertainment 3.11%
AMC Entertainment Holdings, Inc.†	7.50%	2/15/2029		$3,358,000	$3,338,568
Bracelet Holdings, Inc.†	9.25%	7/2/2028		5,329,000	4,827,541	(a)
Caesars Entertainment, Inc.†(c)	6.00%	10/15/2032		3,645,000	3,276,940
Caesars Entertainment, Inc.†	6.50%	2/15/2032		6,593,000	6,378,774
Cinemark USA, Inc.†	7.00%	8/1/2032		3,575,000	3,682,969
Great Canadian Gaming Corp./Raptor LLC (Canada)†(d)	8.75%	11/15/2029		3,209,000	3,231,447
Intralot Capital Luxembourg SA†	6.75%	10/15/2031	EUR	1,255,000	1,471,237
Intralot Capital Luxembourg SA	6.75%	10/15/2031	EUR	1,700,000	1,992,911
Jacobs Entertainment, Inc.†	6.75%	2/15/2029		$3,257,000	3,222,108
Merlin Entertainments Group U.S. Holdings, Inc.†	7.375%	2/15/2031		1,944,000	1,475,546
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC†	11.875%	4/15/2031		6,114,000	6,650,461
Motion Finco SARL	7.375%	6/15/2030	EUR	3,198,000	2,959,343
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. (Canada)†(d)	8.00%	8/1/2030		$3,224,000	3,243,408
Penn Entertainment, Inc.†(c)	4.125%	7/1/2029		3,356,000	3,220,180
Penn Entertainment, Inc.†(c)	6.75%	4/1/2031		4,872,000	4,891,805
Pioneer Opco LLC†	7.00%	5/15/2033		3,177,000	3,236,243
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.†	5.875%	9/1/2031		8,108,000	5,448,576
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/6/2031		6,500,000	5,548,496
Six Flags Entertainment Corp.†(c)	7.25%	5/15/2031		7,186,000	7,104,945
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC†(c)	8.625%	1/15/2032		5,035,000	5,108,561
Starz Capital Holdings 1, Inc.†	6.00%	4/15/2030		5,656,000	5,450,970
Voyager Parent LLC†	9.25%	7/1/2032		6,161,000	6,600,982
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.†	7.125%	2/15/2031		7,470,000	7,846,622
Total					100,208,633

Environmental Control 0.31%
Biffa Group Holdings Ltd.†	7.38%	6/15/2031	GBP	2,711,000	3,685,042
Waste Pro USA, Inc.†	7.00%	2/1/2033		$3,103,000	3,175,616
Wrangler Holdco Corp.†	6.625%	4/1/2032		3,134,000	3,165,508
Total					10,026,166

Food 0.73%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	5.75%	3/31/2034		3,388,000	3,189,286
Arcor SAIC (Argentina)†(d)	7.60%	7/31/2033		6,566,000	6,834,549

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Food (continued)
Bellis Acquisition Co. PLC†	8.125%		5/14/2030	GBP	2,993,000	$3,901,438
C&S Group Enterprises LLC†(c)	5.00%		12/15/2028		$3,484,000	3,237,307
Chobani LLC/Chobani Finance Corp., Inc.†	6.375%		4/15/2034		3,219,000	3,253,981
Iceland Bondco PLC	6.625%		8/15/2033	EUR	1,415,000	1,663,683
Iceland Bondco PLC†	6.625%		8/15/2033	EUR	1,345,000	1,581,381
Tonon Luxembourg SA (Luxembourg)†(d)(g)	6.50%		10/31/2024		$1,495,972	0	(a)
Total						23,661,625

Forest Products & Paper 0.11%
Magnera Corp.†	7.25%		11/15/2031		3,535,000	3,478,033

Gas 0.14%
AltaGas Ltd. (Canada)†(d)	7.20% (5 yr. CMT + 3.57%)	#	10/15/2054		4,216,000	4,363,328

Health Care-Products 0.10%
Dentsply Sirona, Inc.	8.375% (5 yr. CMT + 4.38%)	#	9/12/2055		3,168,000	3,154,255

Health Care-Services 2.08%
Acadia Healthcare Co., Inc.†(c)	5.00%		4/15/2029		3,501,000	3,442,520
Acadia Healthcare Co., Inc.†	7.375%		3/15/2033		7,247,000	7,563,034
Centene Corp.	3.00%		10/15/2030		10,644,000	9,605,986
Charlotte Buyer, Inc.†	8.00%		6/30/2031		6,526,000	6,665,885
CHS/Community Health Systems, Inc.†	4.75%		2/15/2031		3,993,000	3,640,215
CHS/Community Health Systems, Inc.†	6.125%		4/1/2030		2,137,000	1,828,402
DaVita, Inc.†	6.875%		9/1/2032		3,525,000	3,612,427
Fortrea Holdings, Inc.†(c)	7.50%		7/1/2030		4,713,000	4,805,818
Humana, Inc.	6.625% (5 yr. CMT + 2.89%)	#	9/15/2056		4,900,000	4,860,641
Kedrion SpA (Italy)†(d)	6.50%		9/1/2029		9,121,000	9,141,012
LifePoint Health, Inc.†	10.00%		6/1/2032		3,221,000	3,124,568
Molina Healthcare, Inc.†	6.25%		1/15/2033		3,305,000	3,289,523
Molina Healthcare, Inc.†	6.50%		2/15/2031		5,265,000	5,355,669
Total						66,935,700

Holding Companies-Diversified 0.10%
Stena International SA (Luxembourg)†(d)	7.25%		1/15/2031		1,380,000	1,417,730
Stena International SA (Luxembourg)†(d)	7.625%		2/15/2031		1,823,000	1,890,309
Total						3,308,039

Home Builders 1.72%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%		8/1/2033		7,234,000	7,266,613
Beazer Homes USA, Inc.†	8.00%		1/15/2032		4,842,000	4,966,010

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Home Builders (continued)
Century Communities, Inc.†	6.625%	9/15/2033		$5,783,000	$5,854,646
Dream Finders Homes, Inc.†	6.875%	9/15/2030		3,183,000	3,129,464
Dream Finders Homes, Inc.†	8.25%	8/15/2028		3,203,000	3,267,137
K Hovnanian Enterprises, Inc.†	8.375%	10/1/2033		8,931,000	9,149,682
LGI Homes, Inc.†(c)	7.00%	11/15/2032		3,724,000	3,686,063
LGI Homes, Inc.†	8.75%	12/15/2028		4,695,000	4,835,587
Maison Finco PLC†	7.25%	4/30/2032	GBP	1,704,000	2,195,231
Risewell Homes, Inc.†	8.50%	11/1/2030		$3,212,000	3,266,190
STL Holding Co. LLC†	8.75%	2/15/2029		7,431,000	7,732,877
Total					55,349,500

Home Furnishings 0.35%
Whirlpool Corp.	6.125%	6/15/2030		3,416,000	3,212,328
Whirlpool Corp.†	7.50%	7/1/2031		8,151,000	8,181,721
Total					11,394,049

Housewares 0.48%
American Greetings Corp.†	8.875%	1/15/2032		4,149,000	4,115,994
Newell Brands, Inc.†	6.25%	8/15/2031		4,694,000	4,708,066
Newell Brands, Inc.(c)	6.625%	5/15/2032		3,210,000	3,285,827
Scotts Miracle-Gro Co.	4.375%	2/1/2032		3,475,000	3,234,059
Total					15,343,946

Insurance 0.86%
Acrisure LLC/Acrisure Finance, Inc.†	7.50%	11/6/2030		5,033,000	4,635,051
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.†	7.50%	7/15/2033		3,379,000	3,403,622
Ardonagh Finco Ltd. (United Kingdom)†(d)	7.75%	2/15/2031		4,857,000	4,957,409
Ardonagh Group Finance Ltd. (United Kingdom)†(d)	8.875%	2/15/2032		6,400,000	6,422,765
CRC Insurance Group LLC†	7.125%	6/1/2031		5,221,000	5,225,751
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%	3/15/2030		3,067,000	3,162,408
Total					27,807,006

Internet 0.69%
Arches Buyer, Inc.†	9.00%	8/15/2031		3,360,000	3,508,693
Rakuten Group, Inc. (Japan)†(d)	9.75%	4/15/2029		5,225,000	5,698,064
Wayfair LLC†	6.75%	11/15/2032		3,393,000	3,493,440
Wayfair LLC†	7.125%	5/31/2034		3,170,000	3,290,192
Wayfair LLC†	7.75%	9/15/2030		5,896,000	6,212,910
Total					22,203,299

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Investment Companies 0.11%
HA Sustainable Infrastructure Capital, Inc.	7.125% (5 yr. CMT + 3.48%)	#	11/15/2056	$3,407,000	$3,436,290

Iron-Steel 0.90%
Algoma Steel, Inc. (Canada)†(d)	9.125%		4/15/2029	7,487,000	7,161,652
Carpenter Technology Corp.†	5.625%		3/1/2034	5,015,000	4,946,281
Cleveland-Cliffs, Inc.†	7.50%		9/15/2031	3,112,000	3,201,302
Cleveland-Cliffs, Inc.†	7.625%		1/15/2034	3,176,000	3,242,540
Commercial Metals Co.†	5.75%		11/15/2033	3,404,000	3,352,361
Hybar LLC†	7.375%		7/1/2034	3,233,000	3,293,929
U.S. Steel Corp.	6.65%		6/1/2037	3,719,000	3,928,607
Total					29,126,672

Leisure Time 1.19%
A&K Travel Group Holdings Ltd. (Jersey)†(d)	7.50%		5/15/2033	6,440,000	6,554,793
Acushnet Co.†	5.625%		12/1/2033	3,566,000	3,510,194
Gaia Purchaser, Inc.†	7.625%		7/15/2033	4,854,000	4,958,885
Lindblad Expeditions LLC†	7.00%		9/15/2030	8,643,000	8,906,214
NCL Corp. Ltd.†	6.75%		2/1/2032	6,402,000	6,232,554
Sabre GLBL, Inc.†	11.125%		7/15/2030	4,972,000	4,897,420
Viking Cruises Ltd.†	5.875%		10/15/2033	3,340,000	3,307,082
Total					38,367,142

Lodging 2.26%
Full House Resorts, Inc.†	8.25%		2/15/2028	9,445,000	8,950,819
Genting New York LLC/GENNY Capital, Inc.†	7.25%		10/1/2029	7,988,000	8,203,265
Hilton Domestic Operating Co., Inc.†	4.00%		5/1/2031	5,323,000	5,005,386
Hilton Domestic Operating Co., Inc.†	5.50%		3/31/2034	8,066,000	7,944,446
Hilton Domestic Operating Co., Inc.†	5.75%		9/15/2033	6,298,000	6,296,929
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.625%		1/15/2032	3,283,000	3,312,586
Marriott Ownership Resorts, Inc.†(c)	6.50%		10/1/2033	9,915,000	9,869,299
Melco Resorts Finance Ltd. (Hong Kong)†(d)	7.625%		4/17/2032	4,238,000	4,348,270
MGM China Holdings Ltd. (Macau)†(d)	6.25%		5/15/2033	2,797,000	2,714,110
Studio City Finance Ltd.	5.00%		1/15/2029	6,730,000	6,488,656
Travel & Leisure Co.†	6.125%		9/1/2033	4,861,000	4,797,267
Wynn Macau Ltd. (Macau)†(d)	6.75%		2/15/2034	5,086,000	5,039,603
Total					72,970,636

Machinery: Construction & Mining 0.15%
Solaris Energy Infrastructure LLC†	6.375%		5/15/2031	4,810,000	4,777,151

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Machinery-Diversified 0.31%
Columbus McKinnon Corp.†	7.125%	2/1/2033	$3,320,000	$3,361,450
Lsf12 Helix Parent LLC†(c)	7.125%	2/1/2033	6,668,000	6,687,324
Total				10,048,774

Media 6.54%
AMC Global Media, Inc.	4.25%	2/15/2029	6,884,000	6,393,423
Belo Corp.	7.25%	9/15/2027	3,282,000	3,364,187
Cable One, Inc.†	4.00%	11/15/2030	9,961,000	4,058,908
CCO Holdings LLC/CCO Holdings Capital Corp.†(c)	7.00%	2/1/2033	15,796,000	15,430,612
CCO Holdings LLC/CCO Holdings Capital Corp.†(c)	7.375%	2/1/2036	6,271,000	6,067,188
CSC Holdings LLC†	6.50%	2/1/2029	14,044,000	7,460,414
CSC Holdings LLC†	11.75%	1/31/2029	16,127,000	8,949,716
Directv Financing LLC†	8.875%	2/1/2030	4,867,000	4,981,356
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	10.00%	2/15/2031	10,870,000	11,509,417
Discovery Global Holdings, Inc.	4.279%	3/15/2032	8,845,000	8,098,084
Discovery Global Holdings, Inc.	5.05%	3/15/2042	30,304,000	22,109,192
Discovery Global Holdings, Inc.	5.141%	3/15/2052	5,260,000	3,550,500
DISH DBS Corp.(g)	5.125%	6/1/2029	20,981,000	19,395,990
EchoStar Corp.	6.75%	11/30/2030	6,308,372	6,410,524
Gray Media, Inc.†	5.375%	11/15/2031	6,344,000	4,943,467
Midcontinent Communications†	8.00%	8/15/2032	3,372,000	2,930,198
Nexstar Media, Inc.†	6.50%	9/15/2033	6,395,000	6,427,090
Paramount Global	7.875%	7/30/2030	4,735,000	4,983,657
Sinclair Television Group, Inc.†	8.125%	2/15/2033	3,192,000	3,322,106
Space Exploration Technologies Corp.†	5.35%	7/15/2031	3,271,000	3,198,441
Space Exploration Technologies Corp.†	5.875%	7/15/2036	13,372,000	12,608,684
Sunrise FinCo I BV (Netherlands)†(d)	4.875%	7/15/2031	9,787,000	9,234,430
Univision Communications, Inc.†	8.875%	4/15/2033	6,485,000	6,413,978
Univision Communications, Inc.†	9.375%	8/1/2032	5,430,000	5,544,850
Virgin Media Finance PLC (United Kingdom)†(d)	5.00%	7/15/2030	8,900,000	5,497,463
Virgin Media Secured Finance PLC (United Kingdom)†(d)	5.50%	5/15/2029	10,514,000	9,747,501
VZ Secured Financing BV (Netherlands)†(d)	5.00%	1/15/2032	9,769,000	8,252,900
Total				210,884,276

Metal Fabricate-Hardware 0.25%
Park-Ohio Industries, Inc.†	8.50%	8/1/2030	7,716,000	8,141,208

Mining 2.42%
Alcoa Nederland Holding BV (Netherlands)†(d)	7.125%	3/15/2031	3,087,000	3,194,634
Alumina Pty. Ltd. (Australia)†(d)	6.125%	3/15/2030	4,583,000	4,638,386

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Mining (continued)
Alumina Pty. Ltd. (Australia)†(d)	6.375%	9/15/2032	$3,543,000	$3,594,193
Aris Mining Corp. (Canada)†(d)	8.00%	10/31/2029	6,147,000	6,365,249
Arsenal AIC Parent LLC†	8.00%	10/1/2030	4,928,000	5,126,078
Capstone Copper Corp. (Canada)†(d)	6.75%	3/31/2033	3,149,000	3,199,574
Century Aluminum Co.†	6.875%	8/1/2032	3,086,000	3,166,057
Coeur Mining, Inc.†	6.875%	4/1/2032	3,106,000	3,180,236
Compass Minerals International, Inc.†	8.00%	7/1/2030	4,897,000	5,121,856
First Quantum Minerals Ltd. (Canada)†(d)	6.375%	2/15/2036	3,813,000	3,720,380
First Quantum Minerals Ltd. (Canada)†(d)	8.00%	3/1/2033	3,020,000	3,151,989
Ivanhoe Mines Ltd. (Canada)†(c)(d)	7.875%	1/23/2030	6,645,000	6,701,469
JW Aluminum Continuous Cast Co.†	10.25%	4/1/2030	6,228,000	6,553,657
Mirabela Nickel Ltd.(e)	Zero Coupon	–	50,500	–
Navoiyuran State Enterprise (Uzbekistan)†(d)	6.70%	7/2/2030	4,820,000	4,879,033
Novelis Corp.†	6.375%	8/15/2033	2,090,000	2,096,091
Novelis Corp.†	6.875%	1/30/2030	5,007,000	5,147,096
PLS Group Ltd. (Australia)†(d)	6.875%	5/1/2031	3,609,000	3,687,651
Trekor Metals Ltd. (Canada)†(d)	8.25%	5/1/2030	4,159,000	4,347,498
Total				77,871,127

Miscellaneous Manufacturing 0.76%
Amsted Industries, Inc.†	6.375%	3/15/2033	3,207,000	3,255,188
Axon Enterprise, Inc.†	6.125%	3/15/2030	2,367,000	2,411,476
Enpro, Inc.†	6.125%	6/1/2033	6,053,000	6,094,215
GrafTech Global Enterprises, Inc.†(c)	9.875%	12/23/2029	6,666,000	4,861,247
Maxam Prill SARL (Luxembourg)†(d)	7.75%	7/15/2030	7,674,000	7,956,396
Total				24,578,522

Office/Business Equipment 0.10%
Zebra Technologies Corp.†	6.50%	6/1/2032	3,224,000	3,285,449

Oil & Gas 6.23%
Beusa Investments LLC†	7.00%	8/1/2031	3,570,000	3,576,437
BKV Upstream Midstream LLC†	7.50%	10/15/2030	8,537,000	8,647,651
Borr IHC Ltd./Borr Finance LLC†	9.00%	1/15/2034	10,030,000	9,703,298
Caturus Energy LLC†	7.125%	5/15/2031	3,301,000	3,309,427
Caturus Energy LLC†	8.50%	2/15/2030	7,192,000	7,509,110
Comstock Resources, Inc.†	5.875%	1/15/2030	3,438,000	3,302,302
Crescent Energy Finance LLC†	7.625%	4/1/2032	1,237,000	1,272,493
Crescent Energy Finance LLC†	7.875%	4/15/2032	11,952,000	12,354,496
DBR Land Holdings LLC†	6.25%	12/1/2030	3,344,000	3,406,182
Global Marine, Inc.	7.00%	6/1/2028	3,383,000	3,460,582
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.25%	2/15/2035	12,948,000	13,057,398

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Oil & Gas (continued)
Infinity Natural Resources LLC†	7.625%		4/1/2031		$4,825,000	$4,891,059
Kraken Oil & Gas Partners LLC†	7.125%		5/15/2031		1,753,000	1,761,265
Kraken Oil & Gas Partners LLC†	7.625%		8/15/2029		6,651,000	6,797,847
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.625%		8/15/2034		4,815,000	4,871,967
Matador Resources Co.†	6.00%		4/15/2034		2,031,000	1,990,138
Matador Resources Co.†	6.50%		4/15/2032		2,280,000	2,304,540
Moss Creek Resources Holdings, Inc.†	8.25%		9/1/2031		2,853,000	2,894,634
Murphy Oil Corp.	5.875%		12/1/2042		3,795,000	3,311,820
Nabors Industries, Inc.†	7.625%		11/15/2032		5,171,000	5,335,722
Nabors Industries, Inc.†(c)	8.875%		8/15/2031		4,517,000	4,728,522
Noble Finance II LLC†	8.00%		4/15/2030		2,559,000	2,647,362
Par Petroleum LLC†	7.375%		6/1/2034		4,838,000	5,022,333
Parex Resources, Inc. (Canada)†(d)	8.50%		5/11/2031		3,245,000	3,346,390
PBF Holding Co. LLC/PBF Finance Corp.†	7.875%		9/15/2030		7,341,000	7,610,951
Saturn Oil & Gas, Inc. (Canada)†(d)	8.50%		7/30/2031		3,377,000	3,507,441
Seadrill Finance Ltd.†	6.75%		7/15/2034		3,348,000	3,283,584
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development(c)	9.00%		11/14/2030		3,157,000	3,220,661
SM Energy Co.†	8.625%		11/1/2030		3,023,000	3,177,333
SM Energy Co.†	8.75%		7/1/2031		5,327,000	5,575,451
SM Energy Co.†	9.625%		6/15/2033		3,149,000	3,472,871
Sunoco LP†	5.625%		7/15/2034		3,267,000	3,174,670
Sunoco LP†	6.25%		7/1/2033		4,816,000	4,843,846
Sunoco LP†	6.625%		8/15/2032		5,417,000	5,507,681
Sunoco LP†	7.875% (5 yr. CMT + 4.23%)	#	–	(f)	5,551,000	5,727,178
Talos Production, Inc.†	8.00%		7/15/2034		3,150,000	3,258,867
Talos Production, Inc.†	9.375%		2/1/2031		2,488,000	2,639,019
Transocean International Ltd.(c)	6.80%		3/15/2038		3,031,000	2,879,595
Transocean International Ltd.†	7.875%		10/15/2032		1,967,000	2,066,391
Transocean International Ltd.†	8.50%		5/15/2031		5,934,000	6,241,500
Transocean International Ltd.	9.35%		12/15/2041		2,031,000	2,168,092
Vermilion Energy, Inc. (Canada)†(d)	7.25%		2/15/2033		6,251,000	6,272,953
Vista Energy Argentina SAU (Argentina)(c)(d)	7.625%		12/10/2035		3,334,000	3,433,520
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029		3,255,000	3,375,032
Total						200,939,611

Oil & Gas Services 1.77%
Archrock Partners LP/Archrock Partners Finance Corp.†	6.625%		9/1/2032		3,409,000	3,473,191
Archrock Services LP/Archrock Partners Finance Corp.†	6.00%		2/1/2034		4,928,000	4,859,870

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Oil & Gas Services (continued)
Bristow Group, Inc.†	6.75%	2/1/2033		$4,076,000	$4,107,503
CHC Group LLC†	11.75%	9/1/2030		6,924,000	5,920,020
Enerflex, Inc.†	6.875%	1/15/2031		3,044,000	3,105,221
Kodiak Gas Services LLC†	6.50%	10/1/2033		4,896,000	4,945,141
SESI LLC†	7.875%	9/30/2030		7,366,000	7,558,161
Star Holding LLC†	8.75%	8/1/2031		3,899,000	4,048,308
USA Compression Partners LP/USA Compression Finance Corp.†	6.25%	10/1/2033		3,404,000	3,376,249
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029		2,902,000	2,974,361
WBI Operating LLC†	6.25%	10/15/2030		3,512,000	3,532,064
WBI Operating LLC†	6.50%	10/15/2033		3,950,000	3,964,398
Weatherford International Ltd.†	6.75%	10/15/2033		5,187,000	5,293,245
Total					57,157,732

Packaging & Containers 2.04%
Ardagh Group SA (Luxembourg)†(d)	11.00%	12/1/2030		8,759,086	8,396,302
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC†	6.25%	1/30/2031		3,309,000	3,327,672
Ball Corp.	3.125%	9/15/2031		3,652,000	3,286,766
Canpack SA/Canpack U.S. LLC (Poland)†(d)	3.875%	11/15/2029		6,058,000	5,744,963
Clearwater Paper Corp.†	4.75%	8/15/2028		3,740,000	3,383,765
Clydesdale Acquisition Holdings, Inc.†	6.875%	1/15/2030		3,525,000	3,532,843
Clydesdale Acquisition Holdings, Inc.†	8.75%	4/15/2030		6,731,000	6,654,225
Graphic Packaging International LLC†(c)	6.375%	7/15/2032		3,215,000	3,257,705
Mauser Packaging Solutions Holding Co.†	9.25%	4/15/2030		7,875,000	7,869,161
Multi-Color Corp.†	8.50%	5/11/2033		53,010	46,560
Sealed Air Corp.†	6.875%	7/15/2033		3,005,000	2,944,418
Sword Purchaser LLC†	8.25%	4/15/2033		3,198,000	3,311,964
Toucan FinCo Ltd./Toucan FinCo Can, Inc./ Toucan FinCo U.S. LLC (Jersey)†(d)	9.50%	5/15/2030		3,310,000	3,168,758
Trident TPI Holdings, Inc.†	12.75%	12/31/2028		3,146,000	3,149,949
Trivium Packaging Finance BV (Netherlands)†(d)	8.25%	7/15/2030		4,145,000	4,391,615
Trivium Packaging Finance BV (Netherlands)†(d)	12.25%	1/15/2031		3,001,000	3,326,489
Total					65,793,155

Pharmaceuticals 1.67%
1261229 BC Ltd. (Canada)†(d)	10.00%	4/15/2032		15,001,000	15,625,792
Bausch Health Cos., Inc. (Canada)†(d)	6.25%	2/15/2029		5,988,000	4,947,585
Cheplapharm Arzneimittel GmbH	7.125%	6/15/2031	EUR	4,329,000	5,090,933

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount‡	Fair Value
Pharmaceuticals (continued)
Curaleaf Holdings, Inc.	11.50%		2/18/2029		$4,855,000	$5,000,650
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055		14,056,000	14,518,208
HLF Financing SARL LLC/Herbalife International, Inc.†	4.875%		6/1/2029		3,781,000	3,565,386
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033		5,031,000	5,085,981
Total						53,834,535

Pipelines 4.27%
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	6.875%		6/1/2034		3,244,000	3,273,627
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	7.375%		6/30/2033		3,119,000	3,211,294
Energy Transfer LP	6.75% (5 yr. CMT + 2.48%)	#	2/15/2056		3,335,000	3,330,880
Energy Transfer LP	8.00% (5 yr. CMT + 4.02%)	#	5/15/2054		3,257,000	3,415,252
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		3/15/2034		4,315,000	4,345,796
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%		1/15/2029		4,397,000	4,530,713
Global Partners LP/GLP Finance Corp.†	8.25%		1/15/2032		7,047,000	7,372,085
Golar LNG Ltd.†	7.50%		10/2/2030		200,000	205,121
Golar LNG Ltd.	7.75%		9/19/2029		4,400,000	4,482,592
Harvest Midstream I LP†	6.75%		5/15/2034		4,792,000	4,864,478
Harvest Midstream I LP†	7.50%		5/15/2032		5,859,000	6,082,814
Howard Midstream Energy Partners LLC†	6.625%		1/15/2034		4,862,000	4,905,957
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.375%		2/15/2032		6,426,000	6,739,120
Northriver Midstream Finance LP (Canada)†(d)	6.75%		7/15/2032		3,448,000	3,516,281
Rockies Express Pipeline LLC†	6.75%		3/15/2033		4,246,000	4,332,644
Rockies Express Pipeline LLC†	6.875%		4/15/2040		3,310,000	3,309,333
South Bow Canadian Infrastructure Holdings Ltd. (Canada)(d)	7.625% (5 yr. CMT + 3.95%)	#	3/1/2055		6,292,000	6,537,034
Transportadora de Gas del Sur SA (Argentina)†(d)	7.75%		11/20/2035		9,082,000	9,314,953
Venture Global LNG, Inc.†	6.625%		6/15/2036		2,867,000	2,879,675
Venture Global LNG, Inc.†	8.375%		6/1/2031		2,096,000	2,180,339
Venture Global LNG, Inc.†	9.00% (5 yr. CMT + 5.44%)	#	–	(f)	9,662,000	9,798,779
Venture Global LNG, Inc.†	9.50%		2/1/2029		19,200,000	20,657,530
Venture Global Plaquemines LNG LLC†	6.125%		12/15/2030		3,084,000	3,149,942

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Pipelines (continued)
Venture Global Plaquemines LNG LLC†	6.50%	1/15/2034	$4,640,000	$4,800,461
Venture Global Plaquemines LNG LLC†	6.75%	1/15/2036	2,997,000	3,156,335
Venture Global Plaquemines LNG LLC†	7.75%	5/1/2035	6,524,000	7,258,883
Total				137,651,918

Real Estate 0.99%
CoreLogic, Inc.†	9.00%	8/1/2031	5,087,000	5,056,951
CoreLogic, Inc.†	12.00%	2/1/2032	3,382,000	3,238,925
Five Point Operating Co. LP†(c)	8.00%	10/1/2030	6,613,000	6,795,610
Hunt Cos., Inc.†	5.25%	4/15/2029	3,409,000	3,303,472
Kennedy-Wilson, Inc.†	7.00%	6/1/2031	6,442,000	6,596,022
Newmark Group, Inc.	7.50%	1/12/2029	6,723,000	6,997,097
Shimao Group Holdings Ltd. (Hong Kong)†(d)	5.95%	7/21/2031	256,393	3,718
Total				31,991,795

REITS 2.74%
Blackstone Mortgage Trust, Inc.†	6.25%	6/1/2031	6,463,000	6,195,345
Blackstone Mortgage Trust, Inc.†	7.75%	12/1/2029	3,025,000	3,135,785
Brandywine Operating Partnership LP	8.875%	4/12/2029	6,643,000	7,020,356
Diversified Healthcare Trust†	7.25%	10/15/2030	9,472,000	9,715,307
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM†	7.375%	9/30/2030	6,893,000	6,871,489
Hudson Pacific Properties LP(c)	3.25%	1/15/2030	5,996,000	5,334,229
Iron Mountain, Inc.†	4.50%	2/15/2031	3,419,000	3,254,974
Iron Mountain, Inc.†	5.625%	7/15/2032	6,994,000	6,874,062
Iron Mountain, Inc.†	6.25%	1/15/2033	3,895,000	3,927,924
Millrose Properties, Inc.†	6.25%	9/15/2032	5,028,000	5,049,711
Millrose Properties, Inc.†	6.375%	8/1/2030	3,330,000	3,379,251
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.00%	2/1/2030	6,484,000	6,642,618
RHP Hotel Properties LP/RHP Finance Corp.†	5.75%	3/15/2034	3,360,000	3,313,220
Starwood Property Trust, Inc.†	6.50%	10/15/2030	6,884,000	7,011,705
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC†	6.00%	1/15/2030	3,506,000	3,378,123
Vornado Realty LP	3.40%	6/1/2031	7,989,000	7,304,703
Total				88,408,802

Retail 4.17%
Advance Auto Parts, Inc.†	7.375%	8/1/2033	9,996,000	10,251,548
Arko Corp.†	5.125%	11/15/2029	7,200,000	6,460,330
Bath & Body Works, Inc.	6.75%	7/1/2036	8,124,000	8,097,608

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Retail (continued)
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC†	5.125%	4/15/2029		$4,202,000	$4,055,909
Cougar JV Subsidiary LLC†	8.00%	5/15/2032		3,447,000	3,613,466
Dutch Lion BV†(g)	11.25%	6/15/2020	EUR	9,152,880	0	(a)
Eroski S Coop	5.75%	5/15/2031	EUR	1,700,000	2,045,050
Eroski S Coop†	5.75%	5/15/2031	EUR	1,196,000	1,438,753
Family Dollar Stores LLC†(c)	10.00%	7/31/2031		$4,815,000	4,832,507
Ferrellgas LP/Ferrellgas Finance Corp.†	9.25%	1/15/2031		3,114,000	3,300,099
Global Auto Holdings Ltd./AAG FH U.K. Ltd. (United Kingdom)†(d)	11.50%	8/15/2029		2,620,000	2,774,488
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	9.50%	5/28/2030		2,587,877	2,523,180
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.†	11.00%	3/5/2031		3,129,372	2,894,669
Kohl’s Corp.	5.125%	5/1/2031		2,583,000	2,334,877
LBM Acquisition LLC†	9.50%	6/15/2031		9,214,000	7,624,045
Macy’s Retail Holdings LLC†	6.70%	7/15/2034		4,974,000	4,835,614
Michaels Cos., Inc.†(c)	11.00%	3/15/2034		6,416,000	6,232,498
Nordstrom, Inc.	4.25%	8/1/2031		3,447,000	3,189,594
Park River Holdings, Inc.†	8.00%	3/15/2031		5,022,000	5,052,514
Park River Holdings, Inc.†(c)	8.75%	12/31/2030		4,952,000	4,715,169
Petco Health & Wellness Co., Inc.†(c)	8.25%	2/1/2031		4,321,000	4,392,802
PetSmart LLC/PetSmart Finance Corp.†	10.00%	9/15/2033		9,596,000	9,590,095
Punch Finance PLC†	7.875%	12/30/2030	GBP	3,214,000	4,518,992
QXO Building Products, Inc.†	6.50%	7/15/2031		$4,011,000	4,058,123
QXO Building Products, Inc.†	6.75%	4/30/2032		3,075,000	3,147,613
Sally Holdings LLC/Sally Capital, Inc.(c)	6.75%	4/1/2032		3,168,000	3,241,488
Stonegate Pub Co. Financing PLC	10.75%	7/31/2029	GBP	5,874,000	8,092,516
Victoria’s Secret & Co.†	4.625%	7/15/2029		$3,347,000	3,258,736
Waga Bondco Ltd.	8.50%	6/15/2030	GBP	4,075,000	4,578,215
White Cap Supply Holdings LLC†(c)	7.375%	11/15/2030		$3,258,000	3,311,092
Total					134,461,590

Savings & Loans 0.00%
Washington Mutual Bank/Debt not acquired by JPMorgan(g)	6.875%	6/15/2011		10,000,000	0	(a)

Semiconductors 0.45%
Amkor Technology, Inc.†	5.875%	10/1/2033		5,193,000	5,109,592
ams-OSRAM AG	7.25%	5/31/2032	EUR	2,809,000	3,360,605
ams-OSRAM AG†	7.25%	5/31/2032	EUR	2,327,000	2,783,954
Entegris, Inc.†	5.95%	6/15/2030		$3,181,000	3,211,581
Total					14,465,732

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡		Fair Value
Software 1.95%
AthenaHealth Group, Inc.†	7.50%	2/15/2032		$2,671,000	$2,754,501
Cloud Software Group LLC†	8.25%	6/30/2032		18,598,000	18,226,899
CoreWeave, Inc.†(c)	9.00%	2/1/2031		9,285,000	8,340,168
CoreWeave, Inc.†	9.625%	7/15/2032		3,011,000	2,660,435
CoreWeave, Inc.†	9.75%	10/1/2031		8,581,000	7,679,643
OAK-Eagle Acquireco, Inc.†	7.25%	7/1/2033		6,125,000	6,374,037
OAK-Eagle Acquireco, Inc.†	8.75%	7/1/2034		3,001,000	3,186,894
Pagaya U.S. Holdings Co. LLC†(c)	8.875%	8/1/2030		3,457,000	3,115,626
Rackspace Finance LLC†	3.50%	5/15/2028		2,506,341	2,105,326
Rackspace Technology Global, Inc.†	5.375%	12/1/2028		114,000	94,335
Rocket Software, Inc.†	6.50%	2/15/2029		5,264,000	5,164,391
Twilio, Inc.	3.875%	3/15/2031		3,494,000	3,280,359
Total					62,982,614

Telecommunications 7.01%
APLD ComputeCo 2 LLC†	6.75%	3/15/2031		3,894,000	3,743,718
APLD ComputeCo 3 LLC†	7.00%	6/15/2031		8,644,000	8,333,261
APLD ComputeCo LLC†(c)	9.25%	12/15/2030		6,465,000	6,822,752
Black Pearl Compute LLC†	6.125%	2/15/2031		3,694,000	3,700,985
Cipher Compute LLC†	7.125%	11/15/2030		11,784,000	11,944,775
Connect Finco SARL/Connect U.S. Finco LLC (Luxembourg)†(d)	9.00%	9/15/2029		1,603,000	1,678,296
Core Scientific Finance I LLC†	7.75%	5/15/2031		13,097,000	12,716,173
Digicel International Finance Ltd./Difl U.S. LLC (Jamaica)†(d)	8.625%	8/1/2032		3,358,000	3,501,212
ELK Grove Village Property LLC†(c)	7.50%	6/15/2031		8,419,000	8,112,832
Eutelsat Communications SACA	6.25%	3/15/2033	EUR	6,680,000	7,890,062
Eutelsat Communications SACA†	6.25%	3/15/2033	EUR	918,000	1,085,300
Fibercop SpA (Italy)†(d)	6.375%	11/15/2033		$7,485,000	7,412,770
Flash Compute LLC†	7.25%	12/31/2030		8,269,000	8,322,219
Galaxy Helios Data Centers II LLC†	9.875%	8/1/2031		4,868,000	4,824,980
Hughes Satellite Systems Corp.(g)	5.25%	8/1/2026		4,500,000	3,429,000
Hughes Satellite Systems Corp.(g)	6.625%	8/1/2026		12,527,000	5,927,964
Iliad Holding SAS (France)†(d)	8.50%	4/15/2031		3,644,000	3,825,249
Level 3 Financing, Inc.†	3.75%	7/15/2029		400,000	381,872
Level 3 Financing, Inc.†	7.50%	2/15/2037		6,847,750	6,800,047
Level 3 Financing, Inc.†	8.50%	1/15/2036		6,550,946	6,855,670
Lumen Technologies, Inc.†(c)	4.50%	1/15/2029		11,906,000	11,365,468
Lumen Technologies, Inc.†	5.375%	6/15/2029		9,903,000	9,514,186
Lumen Technologies, Inc.	7.60%	9/15/2039		1,867,000	1,731,478
Lumen Technologies, Inc.	7.65%	3/15/2042		1,867,000	1,700,949

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Telecommunications (continued)
Meridian Arc Holdco LLC†	6.25%	4/30/2031	$9,775,000	$9,299,363
Millicom International Cellular SA (Luxembourg)(c)(d)	7.375%	4/2/2032	3,155,000	3,252,641
PR RNO Property Owner 1 LLC†	6.50%	5/1/2031	8,153,000	7,562,545
Qwest Capital Funding, Inc.	7.75%	2/15/2031	599,000	561,266
SES AMERICOM, Inc.†	5.30%	3/25/2044	6,207,000	4,523,072
Stingray Compute LLC†(c)	6.00%	6/15/2031	3,034,000	2,958,059
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	4,994,000	4,587,457
Telecom Italia Capital SA (Luxembourg)(d)	7.721%	6/4/2038	2,861,000	3,259,535
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC†	8.625%	6/15/2032	9,708,000	9,984,387
VF Ukraine PAT via VFU Funding PLC (Ukraine)†(d)	9.625%	2/11/2027	2,039,112	2,029,344
Viasat, Inc.†	7.50%	5/30/2031	8,491,000	8,534,610
Vmed O2 U.K. Financing I PLC (United Kingdom)†(d)	4.75%	7/15/2031	4,532,000	3,680,364
WULF Compute LLC†	7.75%	10/15/2030	11,394,000	11,845,157
Yondr JK 1 LLC†(c)	6.875%	6/30/2031	3,346,000	3,137,529
Zenith Arc LLC†	8.875%	8/31/2031	9,356,000	9,035,189
Total				225,871,736

Transportation 1.70%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	6,538,000	6,553,923
Danaos Corp. (Marshall Islands)†(d)	6.875%	10/15/2032	4,868,000	4,982,822
GB AIT Buyer, Inc.†	8.75%	4/30/2034	3,135,000	3,194,891
Genesee & Wyoming, Inc.†	6.25%	4/15/2032	3,330,000	3,358,791
PODS LLC†	8.75%	5/15/2031	5,999,000	5,655,653
Rand Parent LLC†	8.50%	2/15/2030	7,720,000	7,969,155
Seaspan Corp. Pte. Ltd. (Hong Kong)†(d)	5.50%	8/1/2029	9,594,000	9,366,921
Star Leasing Co. LLC†	7.625%	2/15/2030	5,879,000	5,824,301
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	4,245,000	4,377,547
XPO, Inc.†	7.125%	2/1/2032	3,435,000	3,551,326
Total				54,835,330

Trucking & Leasing 0.35%
FTAI Aviation Investors LLC†	7.00%	5/1/2031	7,865,000	8,104,041
FTAI Aviation Investors LLC†	7.875%	12/1/2030	3,063,000	3,200,391
Total				11,304,432

Water 0.10%
Nova Securitisation SARL (Luxembourg)†(d)	6.50%	2/3/2036	3,391,000	3,131,094
Total Corporate Bonds (cost $2,924,539,229)				2,892,630,200

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(i) 5.83%

Aerospace & Defense 0.20%
Fastener Distribution Holdings LLC 2026 Term Loan B	–	(j)	7/23/2033	$1,572,558	$1,579,438
Fastener Distribution Holdings LLC Delayed Draw Term Loan(k)	–	(j)	7/23/2033	359,442	361,015
PMI U.S. Bidco, Inc. Delayed Draw Term Loan(k)	–	(j)	3/16/2033	375,448	377,419
PMI U.S. Bidco, Inc. Term Loan B	6.982% (3 mo. USD Term SOFR + 3.25%)		3/16/2033	2,346,552	2,358,871
Zeus U.S. Bidco LLC Fungible Delayed Draw Term Loan(k)	–	(j)	8/5/2033	340,357	341,102
Zeus U.S. Bidco LLC Term Loan B	–	(j)	8/5/2033	1,316,643	1,319,527
Total					6,337,372

Biotechnology 0.09%
Creek Parent, Inc. 2026 USD Term Loan B	6.639% (1 mo. USD Term SOFR + 3.00%)		8/12/2033	2,829,000	2,843,145

Building Materials 0.56%
ACProducts, Inc. 2026 First Lien First Out Term Loan	9.232% (3 mo. USD Term SOFR + 5.50%)		11/14/2031	619,042	633,840
Associated Materials, Inc. 2022 Term Loan B	9.686% (1 mo. USD Term SOFR + 6.00%)		3/8/2029	4,292,683	3,958,476
OEP Glass Purchaser LLC 2026 Term Loan B	7.732% (3 mo. USD Term SOFR + 4.00%)		3/7/2033	6,829,550	6,833,853
Oscar AcquisitionCo LLC Term Loan B	–	(j)	4/30/2029	4,800,000	3,265,080
Watlow Electric Manufacturing Co. 2026 Delayed Draw Term Loan(k)	–	(j)	6/17/2033	317,599	319,865
Watlow Electric Manufacturing Co. 2026 Term Loan B	6.506% (3 mo. USD Term SOFR + 2.75%)		6/17/2033	3,027,776	3,049,379
Total					18,060,493

Chemicals 0.41%
ASP Unifrax Holdings, Inc. 2026 Contingent Roll-Up Term Loan	4.188%		11/27/2026	74,000	65,757	(a)
ASP Unifrax Holdings, Inc. 2026 DIP Term Loan	4.188%		11/27/2026	387,472	389,411
ASP Unifrax Holdings, Inc. 2026 Roll-Up DIP Term Loan	4.188%		11/27/2026	386,000	343,000	(a)
INEOS Quattro Holdings U.K. Ltd. 2023 USD 1st Lien Term Loan B (United Kingdom)(d)	8.035% (1 mo. USD Term SOFR + 4.25%)		4/2/2029	8,533,849	7,193,309

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Chemicals (continued)
Ineos U.S. Finance LLC 2023 USD Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		2/18/2030	$5,493,811	$5,210,880
Total					13,202,357

Commercial Services 0.03%
TruGreen LP 2020 Term Loan	–	(j)	11/2/2027	1,005,000	940,429

Cosmetics/Personal Care 0.13%
Conair Holdings LLC Term Loan B	7.551% (1 mo. USD Term SOFR + 3.75%)		5/17/2028	4,506,979	4,047,853

Electric 0.25%
EFS Cogen Holdings I LLC 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)		10/3/2031	4,378,456	4,385,023
Lackawanna Energy Center LLC 2025 Term Loan B	6.392% (1 mo. USD Term SOFR + 2.75%)		8/5/2032	3,759,839	3,771,589
Total					8,156,612

Electronics 0.25%
Dresser Utility Solutions LLC 2026 Delayed Draw Term Loan(k)	–	(j)	8/5/2033	869,843	873,110
Dresser Utility Solutions LLC 2026 Term Loan B	–	(j)	8/5/2033	5,382,157	5,402,366
Skyshield U.S. Bidco Ltd. USD Term Loan B	6.37% (3 mo. USD Term SOFR + 2.50%)		6/30/2033	1,825,000	1,835,266
Total					8,110,742

Energy: Alternate Sources 0.12%
Bayonne Energy Center LLC Term Loan B	6.752% (3 mo. USD Term SOFR + 3.00%)		10/1/2032	3,782,767	3,813,502

Environmental Control 0.21%
EnergySolutions LLC 2026 Term Loan B	–	(j)	7/23/2033	2,536,000	2,559,775
LRS Holdings LLC 2026 Term Loan B	7.436% (1 mo. USD Term SOFR + 3.75%)		8/5/2033	4,173,000	4,180,845
Total					6,740,620

Health Care Products 0.10%
Hologic Inc. 2026 USD 2nd Lien Term Loan	8.745% (3 mo. USD Term SOFR + 5.00%)		4/7/2034	3,293,000	3,260,070	(a)

Health Care Services 0.02%
New WPCC Parent LLC Term Loan	13.186% (1 mo. USD Term SOFR + 9.50%)		5/9/2030	663,835	647,240	(l)

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡		Fair Value
Information Technology Services 0.04%
Recovery Solutions Parent LLC Term Loan	11.232% (3 mo. USD Term SOFR + 7.50%)		1/28/2030		$1,341,769	$1,332,551

Insurance 0.10%
Truist Insurance Holdings LLC 2nd Lien Term Loan	8.482% (3 mo. USD Term SOFR + 4.75%)		5/6/2032		3,382,000	3,258,692

Internet 0.18%
Proofpoint, Inc. 2026 Term Loan B	–	(j)	8/30/2030		3,328,000	3,288,197
Sweetwater Borrower LLC 2026 1st Lien Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		2/17/2033		2,442,856	2,458,123
Total						5,746,320

Leisure Time 0.17%
City Football Group Ltd. 2024 Term Loan (United Kingdom)(d)	6.801% (1 mo. USD Term SOFR + 3.00%)		7/22/2030		5,344,988	5,348,329

Machinery: Diversified 0.11%
Victory Buyer LLC 2026 Term Loan B	6.686% (1 mo. USD Term SOFR + 3.00%)		2/14/2033		3,424,000	3,444,972

Media 0.22%
Sinclair Television Group, Inc. 2025 Term Loan B6	7.147% (3 mo. USD Term SOFR + 3.30%)		12/31/2029		2,413,611	2,235,619
Sinclair Television Group, Inc. 2025 Term Loan B7	7.932% (3 mo. USD Term SOFR + 4.10%)		12/31/2030		5,494,072	4,996,172
Total						7,231,791

Metal Fabricate/Hardware 0.15%
Tank Holding Corp. 2022 Term Loan	9.536% (1 mo. USD Term SOFR + 5.75%)		3/31/2028		5,143,488	4,913,317

Metals & Mining 0.18%
American Rock Salt Co. LLC 2021 Term Loan	7.994% (3 mo. USD Term SOFR + 4.00%)		6/9/2028		6,018,325	5,879,692

Miscellaneous Manufacture 0.11%
Rohm Holding GmbH 2024 EUR PIK Term Loan B	7.678% (6 mo. EURIBOR + 5.00%)		1/31/2029	EUR	3,203,977	3,685,757

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Personal & Household Products 0.00%
FGI Operating Co. LLC Exit Term Loan	–	(j)	12/31/2026	$545,977	$0	(a)

Pharmaceuticals 0.11%
Bausch Health Cos., Inc. 2025 Term Loan B (Canada)(d)	9.936% (1 mo. USD Term SOFR + 6.25%)		10/8/2030	3,438,633	3,427,578

Pipelines 0.10%
Birdsboro Power LLC 2026 Term Loan B	7.50% (3 mo. USD Term SOFR + 3.75%)		7/15/2033	3,233,000	3,263,326

Real Estate Investment Trusts 0.14%
CyrusOne Holdco LLC Term Loan B	7.738% (3 mo. USD Term SOFR + 4.00%)		7/8/2033	4,487,000	4,378,572

Retail 0.44%
LSF9 Atlantis Holdings LLC 2025 Term Loan B	7.482% (3 mo. USD Term SOFR + 3.75%)		3/29/2029	3,293,662	3,266,210
RVR Dealership Holdings LLC 2026 Term Loan B	8.31% (3 mo. USD Term SOFR + 4.50%)		2/26/2033	7,909,178	7,686,732
Splat Super Holdco LLC 2025 Delayed Draw Term Loan(k)	–	(j)	7/2/2032	138,919	133,188
Splat Super Holdco LLC 2025 Term Loan	8.686% (1 mo. USD Term SOFR + 5.00%)		7/2/2032	3,242,081	3,108,345
Total					14,194,475

Software 0.88%
Boxer Parent Co., Inc. 2024 2nd Lien Term Loan	9.573% (3 mo. USD Term SOFR + 5.75%)		7/30/2032	5,696,000	5,272,388
Boxer Parent Co., Inc. 2025 USD Term Loan B	6.514% (3 mo. USD Term SOFR + 2.75%)		7/30/2031	5,310,556	5,046,408
Darktrace PLC 1st Lien Term Loan (United Kingdom)(d)	6.988% (3 mo. USD Term SOFR + 3.25%)		10/9/2031	5,159,374	4,887,243
Finastra USA, Inc. 2025 USD Term Loan	–	(j)	9/15/2032	3,288,737	3,191,456
Rackspace Finance LLC 2024 First Lien Second Out Term Loan	6.523% (1 mo. USD Term SOFR + 2.75%)		5/15/2028	7,152,163	6,266,082
Surf Holdings LLC 2025 Incremental Term Loan	7.301% (1 mo. USD Term SOFR + 3.50%)		3/5/2027	3,400,000	3,322,888

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Software (continued)
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%	4/24/2031	$477,850	$471,877	(a)
Total				28,458,342

Telecommunications 0.10%
Delta TopCo, Inc. 2025 Term Loan B	6.402% (3 mo. USD Term SOFR + 2.75%)	11/30/2029	3,473,162	3,398,003

Utilities 0.43%
Astoria Energy LLC 2025 Term Loan B	5.936% - 5.98% (1 mo. USD Term SOFR + 2.25%) (3 mo. USD Term SOFR + 2.25%)	6/23/2032	2,886,417	2,895,437
Indeck Niles LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)	3/9/2033	3,958,558	3,956,084
Invenergy Thermal Operating I LLC 2025 Term Loan B	6.37% (3 mo. USD Term SOFR + 2.75%)	5/17/2032	1,522,433	1,533,852
Invenergy Thermal Operating I LLC 2025 Term Loan C	6.37% (3 mo. USD Term SOFR + 2.75%)	5/17/2032	100,711	101,466
Kestrel Acquisition LLC 2026 Term Loan	6.482% (3 mo. USD Term SOFR + 2.75%)	11/6/2031	5,441,128	5,449,970
Total				13,936,809
Total Floating Rate Loans (cost $186,281,110)				188,058,961

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.30%
Merrill Lynch Mortgage Trust Series 2006-C1(e)	5.908%	5/12/2039	10,500,000	0
ROCK Trust Series 2024-CNTR Class E†	8.819%	11/13/2041	9,340,000	9,696,132
Total Non-Agency Commercial Mortgage-Backed Securities (cost $9,340,000)				9,696,132

	Dividend Rate		Shares

PREFERRED STOCKS 0.18%

Commercial Services & Supplies 0.04%
Labels Buyer LLC	12.00%		1,698	1,281,990

Transportation Infrastructure 0.14%
ACBL Holdings Corp.	Zero Coupon		102,014	4,420,624
Total Preferred Stocks (cost $4,219,090)				5,702,614

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Investments	Exercise Price	Expiration Date	Shares	Fair Value
WARRANTS 0.00%

Commercial Services & Supplies 0.00%
Labels Buyer LLC*	$256.00	4/29/2033	1,586	$5,055

Specialty Retail 0.00%
Chinos Intermediate Holdings A, Inc.*	3.50	12/31/2099	56,246	56,246
Total Warrants (cost $212,721)				61,301
Total Long-Term Investments (cost $3,212,055,111)				3,192,067,901

			Principal Amount‡

SHORT-TERM INVESTMENTS 5.89%

REPURCHASE AGREEMENTS 0.26%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $8,500,100 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $8,338,220; proceeds: $8,175,307 (cost $8,174,569)			$8,174,569	8,174,569

TIME DEPOSITS 0.56%
CitiBank N.A.(m) (cost $18,152,205)			18,152,205	18,152,205

			Shares
MONEY MARKET FUNDS 5.07%
Fidelity Government Portfolio(m) (cost $163,369,847)			163,369,847	163,369,847
Total Short-Term Investments (cost $189,696,621)				189,696,621
Total Investments in Securities 104.90% (cost $3,401,751,732)				3,381,764,522
Less Unfunded Loan Commitments (0.07%) (cost $2,397,194)				(2,405,699)
Net Investments in Securities 104.83% (cost $3,399,354,538)				3,379,358,823
Other Assets and Liabilities – Net (4.83)%				(155,508,277)
Net Assets 100.00%				$3,223,850,546

EUR	Euro.
GBP	British Pound.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
*	Non-income producing security.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $2,468,812,555, which represents 76.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	Foreign security traded in U.S. dollars.
(e)	Security has been deemed worthless.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted.
(h)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(j)	Interest rate to be determined.
(k)	Security partially/fully unfunded.
(l)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(m)	Security was purchased with the cash collateral from loaned securities.

Forward Foreign Currency Exchange Contracts at August 31, 2026:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Buy	Bank Of America	9/18/2026	3,709,000	$4,233,861	$4,310,886	$77,025
Euro	Buy	Bank Of America	9/18/2026	1,922,000	2,220,088	2,233,896	13,808
Euro	Buy	State Street Bank And Trust	9/18/2026	525,000	598,695	610,195	11,500
Euro	Buy	State Street Bank And Trust	9/18/2026	1,428,000	1,643,209	1,659,732	16,523
Euro	Buy	State Street Bank And Trust	9/18/2026	3,918,000	4,526,006	4,553,802	27,796
Euro	Sell	Morgan Stanley	9/18/2026	49,541,000	57,796,497	57,580,368	216,129
Total Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$362,781

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	State Street Bank And Trust	11/6/2026	24,517,000	$33,012,263	$33,224,349	$(212,086)
Euro	Sell	State Street Bank And Trust	9/18/2026	2,757,000	3,172,606	3,204,398	(31,792)
Total Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(243,878)

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2026	1,403	Short	$(288,188,559)	$(287,943,830)	$244,729

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2026	394	Long	$43,523,448	$43,112,218	$(411,230)
U.S. Ultra Treasury Bond	December 2026	271	Short	(29,673,306)	(29,818,468)	(145,162)
Total Unrealized Depreciation on Futures Contracts						$(556,392)

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Commercial Services & Supplies	$–	$243,581	$0	$243,581
Health Care Providers & Services	–	1,691,281	–	1,691,281
Hotels, Restaurants & Leisure	–	–	104,453	104,453
Machinery	–	705	–	705
Miscellaneous Financials	–	1,525,789	–	1,525,789
Personal Care Products	–	2,339,929	–	2,339,929
Real Estate Management & Development	–	798,856	–	798,856
Specialty Retail	–	364,544	–	364,544
Transportation Infrastructure	–	497,490	–	497,490
Remaining Industries	38,358,109	–	–	38,358,109
Convertible Bonds	–	49,993,956	–	49,993,956
Corporate Bonds
Commercial Services	–	119,749,438	0	119,749,438
Entertainment	–	95,381,092	4,827,541	100,208,633
Food	–	23,661,625	0	23,661,625
Retail	–	134,461,590	0	134,461,590
Savings & Loans	–	–	0	0
Remaining Industries	–	2,514,548,914	–	2,514,548,914
Floating Rate Loans
Chemicals	–	12,793,600	408,757	13,202,357
Health Care Products	–	–	3,260,070	3,260,070
Health Care Services	–	–	647,240	647,240
Personal & Household Products	–	–	0	0
Software	–	27,986,465	471,877	28,458,342
Remaining Industries	–	142,490,952	–	142,490,952
Less Unfunded Loan Commitments	–	(2,405,699)	–	(2,405,699)
Non-Agency Commercial Mortgage-Backed Securities	–	9,696,132	–	9,696,132
Preferred Stocks	–	5,702,614	–	5,702,614
Warrants	–	61,301	–	61,301
Short-Term Investments
Repurchase Agreements	–	8,174,569	–	8,174,569
Time Deposits	–	18,152,205	–	18,152,205
Money Market Funds	163,369,847	–	–	163,369,847
Total	$201,727,956	$3,167,910,929	$9,719,938	$3,379,358,823

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND August 31, 2026

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$362,781	$–	$362,781
Liabilities	–	(243,878)	–	(243,878)
Futures Contracts
Assets	244,729	–	–	244,729
Liabilities	(556,392)	–	–	(556,392)
Total	$(311,663)	$118,903	$–	$(192,760)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 104.11%

ASSET-BACKED SECURITIES 11.33%

Automobiles 1.28%
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%		10/15/2029	$12,044,381	$12,102,211
Exeter Automobile Receivables Trust Series 2023-2A Class E†	9.75%		11/15/2030	3,590,000	3,822,034
Exeter Automobile Receivables Trust Series 2024-1A Class D	5.84%		6/17/2030	7,320,000	7,388,608
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.837% (30 day USD SOFR Average + 2.20%)	#	10/15/2029	20,970,000	21,149,566
Red Oak Funding Master Trust Series 2025-1A Class A†	5.639% (30 day USD SOFR Average + 2.00%)	#	12/20/2030	22,101,000	22,251,957
U.S. Bank NA Series 2026-RVM1 Class C†	5.595%		12/25/2046	12,805,814	12,613,874
VStrong Auto Receivables Trust Series 2023-A Class E†	9.99%		12/16/2030	2,195,000	2,373,433
Total					81,701,683

Credit Card 0.46%
Continental Finance Credit Card ABS Master Trust Series 2024-A Class A†	5.78%		12/15/2032	9,000,000	9,023,801
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	12,500,000	12,511,250	(a)
Perimeter Master Note Business Trust Series 2025-1A Class A†	5.58%		12/16/2030	8,025,000	7,976,402
Total					29,511,453

Other 9.59%
37 Capital CLO II Series 2022-1A Class BR2†	5.342% (3 mo. USD Term SOFR + 1.65%)	#	4/15/2037	5,690,000	5,704,134
Affirm Asset Securitization Trust Series 2024-B Class E†	7.35%		9/15/2029	9,250,000	9,254,397
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	9,700,000	9,636,903
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	6,210,000	6,162,749
Anchorage Capital CLO 30 Ltd. Series 2024-30A Class A1†	5.029% (3 mo. USD Term SOFR + 1.30%)	#	1/20/2037	12,000,000	12,009,048
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	4,690,000	4,706,229

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	$16,110,000	$16,123,242
Atlantic Avenue Ltd. Series 2023-1A Class AR†	5.113% (3 mo. USD Term SOFR + 1.36%)	#	1/15/2039	11,350,000	11,365,742
Atlas Senior Loan Fund XXIII Ltd. Series 2024-23A Class AJR†	5.179% (3 mo. USD Term SOFR + 1.45%)	#	7/20/2037	5,000,000	5,002,300
Balboa Bay Loan Funding Ltd. Series 2023-2A Class A1R†	4.879% (3 mo. USD Term SOFR + 1.15%)	#	10/20/2036	6,620,000	6,623,204
Barrow Hanley CLO II Ltd. Series 2023-2A Class A1R†	5.039% (3 mo. USD Term SOFR + 1.31%)	#	3/31/2038	11,650,000	11,687,070
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	5,300,000	5,302,963
Battalion CLO XIX Ltd. Series 2021-19A Class BR†	5.353% (3 mo. USD Term SOFR + 1.60%)	#	4/15/2034	10,000,000	10,014,450
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class B†	5.543% (30 day USD SOFR Average + 1.90%)	#	9/25/2034	13,975,000	14,106,693
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class C†	5.993% (30 day USD SOFR Average + 2.35%)	#	9/25/2034	9,075,000	9,193,214
Benefit Street Partners CLO XXXVIII Ltd. Series 2024-38A Class A†	5.12% (3 mo. USD Term SOFR + 1.31%)	#	1/25/2038	4,500,000	4,508,919
Birch Grove CLO 6 Ltd. Series 2023-6A Class A2R†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	7/20/2038	7,500,000	7,508,797
Birch Grove CLO Ltd. Series 19A Class A2R3†	5.137% (3 mo. USD Term SOFR + 1.42%)	#	7/17/2037	5,860,000	5,862,860
BlueMountain CLO XXIX Ltd. Series 2020-29A Class BR2†	5.36% (3 mo. USD Term SOFR + 1.55%)	#	7/25/2034	24,500,000	24,525,161
Brant Point CLO Ltd. Series 2023-1A Class A2R†	5.51% (3 mo. USD Term SOFR + 1.70%)	#	7/26/2038	11,400,000	11,424,145
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	9,840,000	9,860,172

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	$5,765,000	$5,731,846
Carlyle U.S. CLO Ltd. Series 2019-4A Class A2R2†	5.173% (3 mo. USD Term SOFR + 1.42%)	#	6/22/2039	5,500,000	5,502,486
Cathedral Lake VI Ltd. Series 2021-6A Class BR†	5.66% (3 mo. USD Term SOFR + 1.85%)	#	4/25/2034	12,500,000	12,510,175
Cherry Securitization Trust Series 2024-1A Class A†	5.70%		4/15/2032	14,265,000	14,283,930
CIFC Funding Ltd. Series 2017-1A Class BR3†	5.254% (3 mo. USD Term SOFR + 1.52%)	#	4/21/2037	11,840,000	11,869,896
Clarus Capital Funding LLC Series 2026-1A Class D†	5.91%		11/20/2034	9,757,000	9,754,547
Crown City CLO V Series 2023-5A Class A1R2†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2037	8,890,000	8,898,846
CTM CLO Ltd. Series 2025-1A Class A2†	5.503% (3 mo. USD Term SOFR + 1.75%)	#	7/15/2038	4,000,000	4,004,752
DailyPay Securitization Trust Series 2025-1A Class A†	5.63%		6/26/2028	9,590,000	9,611,276
Dell Equipment Finance Trust Series 2026-1A Class C†	4.80%		12/22/2031	6,250,000	6,210,631
Dell Equipment Finance Trust Series 2026-1A Class D†	5.19%		11/22/2032	4,350,000	4,319,559
Driven Brands Funding LLC Series 2024-1A Class A2†	6.372%		10/20/2054	2,842,000	2,859,507
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	6,505,838	6,303,892
Elmwood CLO 29 Ltd. Series 2024-5A Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%)	#	4/20/2037	12,650,000	12,689,190
FCR Issuer LLC Series 2026-FL1 Class A†	5.244% (1 mo. USD Term SOFR + 1.50%)	#	8/19/2043	7,110,000	7,116,035
Fortress Credit BSL XVII Ltd. Series 2022-1A Class B1R†	5.402% (3 mo. USD Term SOFR + 1.65%)	#	10/23/2034	9,050,000	9,058,398
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A3†	5.32%		3/25/2060	14,225,000	14,275,917
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A3†	5.02%		6/25/2060	7,500,000	7,499,091
Hardee’s Funding LLC Series 2018-1A Class A23†	5.71%		6/20/2048	5,867,100	5,803,274

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Harvest U.S. CLO Ltd. Series 2025-3A Class B†	5.403% (3 mo. USD Term SOFR + 1.65%)	#	1/15/2038	$7,910,000	$7,939,670
HPS Loan Management Ltd. Series 2024-19A Class BR†	5.353% (3 mo. USD Term SOFR + 1.60%)	#	4/15/2037	3,000,000	3,005,739
Invesco U.S. CLO Ltd. Series 2024-3A Class BR†	5.279% (3 mo. USD Term SOFR + 1.55%)	#	7/20/2037	7,750,000	7,787,828
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	4,140,000	4,141,035
KKR CLO 15 Ltd. Series 15 Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	9,620,000	9,629,428
KKR CLO 16 Ltd. Series 16 Class A2R3†	5.329% (3 mo. USD Term SOFR + 1.60%)	#	10/20/2034	21,240,000	21,277,765
KKR CLO 54 Ltd. Series 2024-54A Class A†	5.073% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	4,000,000	4,007,108
Man U.S. CLO Ltd. Series 2021-1A Class A2R†	5.167% (3 mo. USD Term SOFR + 1.47%)	#	10/15/2038	8,590,000	8,594,200
Man U.S. CLO Ltd. Series 2021-1A Class BR†	5.297% (3 mo. USD Term SOFR + 1.60%)	#	10/15/2038	7,890,000	7,897,795
OWN Equipment Fund I LLC Series 2024-2M Class A†	5.70%		12/20/2032	6,836,762	6,801,011
OZLM XIV Ltd. Series 2015-14A Class A2R3†	5.593% (3 mo. USD Term SOFR + 1.84%)	#	1/15/2038	5,600,000	5,616,503
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A†	5.715%		1/20/2034	5,950,000	5,956,074
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	9,890,000	9,899,395
RAD CLO 27 Ltd. Series 2024-27A Class A1†	5.073% (3 mo. USD Term SOFR + 1.32%)	#	1/15/2038	8,950,000	8,967,900
Republic Finance Issuance Trust Series 2024-B Class D†	8.83%		11/20/2037	5,000,000	5,089,984
Rowe CLO Ltd. Series 2026-1A Class A2†	5.131% (3 mo. USD Term SOFR + 1.45%)	#	4/20/2039	5,000,000	4,999,020
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.119% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	10,000,000	10,005,970

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A2R†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	10/20/2037	$4,000,000	$4,001,968
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	12,500,000	12,349,182
Sierra Timeshare Receivables Funding LLC Series 2024-1A Class D†	8.02%		1/20/2043	601,596	610,561
Sierra Timeshare Receivables Funding LLC Series 2024-2A Class D†	7.48%		6/20/2041	1,450,215	1,460,713
Sierra Timeshare Receivables Funding LLC Series 2024-3A Class D†	6.93%		8/20/2041	1,718,253	1,711,478
Signal Peak CLO 5 Ltd. Series 2018-5A Class A2R2†	5.26% (3 mo. USD Term SOFR + 1.45%)	#	4/25/2037	24,000,000	24,044,544
Sound Point CLO XXXI Ltd. Series 2021-3A Class BR†	5.46% (3 mo. USD Term SOFR + 1.65%)	#	10/25/2034	10,000,000	10,008,180
Stream Innovations Issuer Trust Series 2024-1A Class A†	6.27%		7/15/2044	1,917,463	1,955,061
Stream Innovations Issuer Trust Series 2024-2A Class A†	5.21%		2/15/2045	10,661,021	10,563,025
Sycamore Tree CLO Ltd. Series 2023-3A Class BR2†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2037	6,000,000	6,009,516
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	3,022,521	3,006,481
U.S. Bank NA Series 2026-XOV1 Class C†(b)	6.802%		9/25/2033	6,750,000	6,757,425
Vibrant CLO XII Ltd. Series 2021-12A Class A2RR†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	12,940,000	12,950,831
Whitebox CLO III Ltd. Series 2021-3A Class A1R†	5.023% (3 mo. USD Term SOFR + 1.27%)	#	10/15/2035	5,225,000	5,231,693
Wind River CLO Ltd. Series 2021-4A Class AR†	4.964% (3 mo. USD Term SOFR + 1.23%)	#	1/20/2035	21,450,000	21,447,405
Total					612,610,128
Total Asset-Backed Securities (cost $723,912,787)					723,823,264

CONVERTIBLE BONDS 0.19%

Equity Real Estate 0.19%
Redfin Corp. (cost $11,830,309)	0.50%		4/1/2027	12,174,000	11,839,215

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
CORPORATE BONDS 66.27%

Aerospace/Defense 1.39%
Boeing Co.	6.858%		5/1/2054		$11,000,000	$11,792,766
Boeing Co.	8.625%		11/15/2031		14,000,000	16,057,078
Bombardier, Inc. (Canada)†(c)	6.75%		6/15/2033		9,000,000	9,303,939
Bombardier, Inc. (Canada)†(c)	7.25%		7/1/2031		9,000,000	9,418,968
Czechoslovak Group AS (Czech Republic)†(c)	6.50%		1/10/2031		25,000,000	25,441,191
Hexcel Corp.	5.875%		2/26/2035		9,591,000	9,668,883
TransDigm, Inc.†	6.125%		7/31/2034		7,143,000	7,069,603
Total						88,752,428

Agriculture 1.69%
BAT Capital Corp.	7.75%		10/19/2032		40,031,000	44,875,791
Imperial Brands Finance PLC (United Kingdom)†(c)	5.625%		7/1/2035		15,000,000	14,826,655
Imperial Brands Finance PLC (United Kingdom)†(c)	5.875%		7/1/2034		29,203,000	29,615,320
JT International Financial Services BV (Netherlands)†(c)	6.875%		10/24/2032		17,050,000	18,427,590
Total						107,745,356

Airlines 0.08%
American Airlines Pass-Through Trust Class B	5.75%		11/10/2036		5,077,000	4,986,598

Auto Manufacturers 1.01%
Ford Motor Credit Co. LLC	2.90%		2/10/2029		13,202,000	12,450,814
Ford Motor Credit Co. LLC	6.054%		11/5/2031		8,500,000	8,553,796
Ford Motor Credit Co. LLC	6.107%		8/15/2033		12,000,000	11,987,383
Ford Motor Credit Co. LLC	7.35%		11/4/2027		17,000,000	17,430,947
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026		10,000,000	9,990,203
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029		4,066,000	4,017,362
Total						64,430,505

Banks 8.88%
ABN AMRO Bank NV (Netherlands)†(c)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037		8,600,000	7,644,640
AIB Group PLC (Ireland)†(c)	5.871% (SOFR + 1.91%)	#	3/28/2035		5,276,000	5,378,278
Banco de Credito del Peru SA (Peru)†(c)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037		12,000,000	11,955,000
Barclays PLC (United Kingdom)(c)	9.625% (5 yr. USD SOFR ICE Swap + 5.78%)	#	–	(d)	10,000,000	11,056,000

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028		$4,419,000	$4,506,710
Citigroup, Inc.	5.827% (SOFR + 2.06%)	#	2/13/2035		15,000,000	14,969,635
Citigroup, Inc.	6.174% (SOFR + 2.66%)	#	5/25/2034		13,454,000	13,787,154
Citigroup, Inc.	6.625% (5 yr. CMT + 3.00%)	#	–	(d)	9,103,000	9,237,524
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032		8,267,000	8,371,120
Citizens Financial Group, Inc.	6.645% (SOFR + 2.33%)	#	4/25/2035		22,278,000	23,452,004
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035		10,200,000	9,936,001
First Citizens BancShares, Inc.	6.254% (5 yr. CMT + 1.97%)	#	3/12/2040		30,000,000	29,024,730
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032		18,105,000	15,807,047
Goldman Sachs Group, Inc.	5.016% (SOFR + 1.42%)	#	10/23/2035		25,000,000	24,009,319
Goldman Sachs Group, Inc.	5.065% (SOFR + 1.19%)	#	1/21/2037		19,544,000	18,564,576
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%)	#	4/20/2034		14,127,000	13,785,326
Goldman Sachs Group, Inc.	5.655% (SOFR + 1.45%)	#	7/21/2037		10,000,000	9,910,444
Intesa Sanpaolo SpA (Italy)†(c)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032		24,031,000	22,522,123
Intesa Sanpaolo SpA (Italy)†(c)(e)	8.248% (1 yr. CMT + 4.40%)	#	11/21/2033		7,000,000	7,954,303
JPMorgan Chase & Co.	4.898% (SOFR + 1.07%)	#	1/22/2037		25,000,000	23,780,517
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037		15,805,000	15,169,099
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036		6,850,000	6,819,900
KeyCorp	5.00% (3 mo. USD Term SOFR + 3.87%)	#	–	(d)	7,306,000	7,308,762
Macquarie Bank Ltd. (Australia)†(c)	5.819% (1 yr. CMT + 1.35%)	#	6/10/2037		20,000,000	19,528,364
Morgan Stanley	5.073% (SOFR + 1.18%)	#	1/30/2037		34,919,000	33,303,321

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035		$20,492,000	$20,186,719
Morgan Stanley	6.342% (SOFR + 2.56%)	#	10/18/2033		32,500,000	34,097,376
PNC Financial Services Group, Inc.	5.401% (SOFR + 1.60%)	#	7/23/2035		6,740,000	6,678,609
PNC Financial Services Group, Inc.	6.875% (SOFR + 2.28%)	#	10/20/2034		10,000,000	10,826,437
Texas Capital Bancshares, Inc.	5.301% (SOFR + 1.94%)	#	2/27/2032		13,000,000	12,706,714
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034		11,165,000	10,826,553
UBS Group AG (Switzerland)†(c)	2.746% (1 yr. CMT + 1.10%)	#	2/11/2033		7,700,000	6,756,143
UBS Group AG (Switzerland)†(c)	5.58% (SOFR + 1.76%)	#	5/9/2036		14,443,000	14,369,169
UBS Group AG (Switzerland)†(c)	7.75% (5 yr. USD SOFR ICE Swap + 4.16%)	#	–	(d)	7,500,000	7,878,967
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033		15,478,000	14,052,930
Wells Fargo & Co.	5.211% (SOFR + 1.38%)	#	12/3/2035		30,000,000	29,379,665
Wells Fargo & Co.	6.491% (SOFR + 2.06%)	#	10/23/2034		10,000,000	10,605,664
Western Alliance Bancorp	5.918% (3 mo. USD Term SOFR + 2.25%)	#	6/15/2031		21,500,000	21,003,543
Total						567,150,386

Beverages 0.23%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033		15,104,000	14,799,243

Biotechnology 0.25%
Biocon Biologics Global PLC (United Kingdom)†(c)	6.67%		10/9/2029		16,000,000	16,096,514

Chemicals 0.85%
Celanese U.S. Holdings LLC	7.35%		11/15/2028		11,000,000	11,437,008
OCP SA (Malaysia)†(c)	7.50%		5/2/2054		15,000,000	15,634,380
SNF Group SACA (France)†(c)	5.626%		3/31/2031		27,000,000	27,119,230
Total						54,190,618

Coal 0.29%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%		6/15/2029		12,000,000	12,500,211

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Coal (continued)
Indika Energy Tbk. PT (Indonesia)(c)	8.75%		5/7/2029	$6,000,000	$6,153,024
Total					18,653,235

Commercial Services 0.17%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%		6/1/2029	2,932,000	2,929,069
Mobility Global, Inc.†	5.45%		6/15/2031	7,700,000	7,671,085
Total					10,600,154

Computers 0.17%
Apple, Inc.	2.80%		2/8/2061	20,000,000	10,799,257

Diversified Financial Services 4.77%
Aircastle Ltd./Aircastle Ireland DAC†	5.75%		10/1/2031	20,000,000	20,250,410
Atlas Warehouse Lending Co. LP†	4.95%		11/15/2030	6,954,000	6,797,364
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	11,151,000	11,406,789
Aviation Capital Group LLC†	4.875%		1/28/2033	10,000,000	9,576,188
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%		11/12/2030	20,000,000	19,424,148
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.85%		4/1/2033	6,737,000	6,439,965
Azorra Finance Ltd. (Cayman Islands)†(c)	7.75%		4/15/2030	6,000,000	6,232,656
Citadel Securities Global Holdings LLC†	6.20%		6/18/2035	27,691,000	27,834,445
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	12,315,000	12,739,350
GGAM Finance Ltd. (Ireland)†(c)	8.00%		6/15/2028	8,000,000	8,284,776
ILFC E-Capital Trust I†	6.48%	#(f)	12/21/2065	28,163,000	24,799,352
ILFC E-Capital Trust II†(e)	6.73%	#(f)	12/21/2065	4,500,000	4,065,171
Intercontinental Exchange, Inc.	5.40%		9/1/2036	4,381,000	4,360,637
Jane Street Group/JSG Finance, Inc.†	7.294%		8/13/2031	9,000,000	9,213,750
Jane Street Group/JSG Finance, Inc.†	7.686%		8/13/2033	10,000,000	10,262,500
Jefferson Capital Holdings LLC†	9.50%		2/15/2029	10,000,000	10,471,230
LPL Holdings, Inc.†	4.375%		5/15/2031	20,862,000	19,884,702
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	5.15%		3/17/2030	6,500,000	6,442,364
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.50%		3/26/2031	9,087,000	9,417,264
Muthoot Finance Ltd. (India)(c)	6.375%		4/23/2029	6,000,000	6,001,557
Navient Corp.	11.50%		3/15/2031	9,500,000	10,264,722
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	7,104,000	7,094,654
Nuveen LLC†	5.85%		4/15/2034	7,712,000	7,811,523
Osaic Holdings, Inc.†	8.00%		8/1/2033	6,001,000	6,150,113
Rocket Cos., Inc.†	6.125%		8/1/2030	10,000,000	10,138,620
Rocket Cos., Inc.†	7.125%		2/1/2032	19,000,000	19,633,137

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services (continued)
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028		$9,551,000	$9,471,273
Total						304,468,660

Electric 10.26%
AEP Texas, Inc.	5.20%		4/15/2036		28,000,000	27,030,120
AEP Transmission Co. LLC	5.25%		6/1/2036		8,740,000	8,579,373
AES Corp.	5.75%		7/15/2033		10,000,000	9,891,023
Capital Power U.S. Holdings, Inc.†	6.189%		6/1/2035		27,000,000	27,368,537
Chpe LLC†	5.10%		6/30/2033		13,000,000	12,753,815
Chpe LLC†	5.35%		6/30/2036		20,000,000	19,454,437
Comision Federal de Electricidad (Mexico)†(c)	6.045%		1/28/2034		6,228,000	6,070,743
Comision Federal de Electricidad (Mexico)(c)	6.45%		1/24/2035		10,161,000	10,101,237
Constellation Energy Generation LLC	6.25%		10/1/2039		15,209,000	15,534,475
Constellation Energy Generation LLC	6.50%		10/1/2053		8,219,000	8,471,647
COX Asset Mexico SA de CV (Mexico)†(c)	7.125%		1/8/2032		21,000,000	21,098,808
Dominion Energy, Inc.	6.875% (5 yr. CMT + 2.39%)	#	2/1/2055		4,145,000	4,219,921
Duquesne Light Holdings, Inc.†	2.775%		1/7/2032		14,581,000	12,780,231
Electricite de France SA (France)(c)	4.50%		12/4/2069		30,400,000	20,674,112
Electricite de France SA (France)(c)	4.50%		12/4/2069		5,600,000	3,808,389
Electricite de France SA (France)†(c)	9.125% (5 yr. CMT + 5.41%)	#	–	(d)	10,561,000	12,106,590
Entergy Texas, Inc.	5.20%		6/15/2036		18,945,000	18,401,697
Evergy Missouri West, Inc.†	5.25%		12/15/2035		10,445,000	10,145,263
Evergy Missouri West, Inc.†	5.65%		6/1/2034		18,499,000	18,511,246
Indianapolis Power & Light Co.†	5.70%		4/1/2054		6,551,000	6,197,625
IPALCO Enterprises, Inc.	4.25%		5/1/2030		12,282,000	11,891,333
ITC Holdings Corp.†	5.50%		4/15/2036		46,380,000	45,696,346
Kentucky Power Co.†	7.00%		11/15/2033		20,922,000	22,189,495
Kentucky Utilities Co.	5.85%		8/15/2055		8,495,000	8,173,721
Liberty Utilities Co.†	5.65%		5/15/2036		20,000,000	19,475,535
Liberty Utilities Co.†	5.869%		1/31/2034		19,283,000	19,425,971
NextEra Energy Capital Holdings, Inc.	6.625% (5 yr. CMT + 1.69%)	#	10/1/2066		12,499,000	12,195,232
NRG Energy, Inc.†	5.407%		10/15/2035		6,410,000	6,125,778
Oglethorpe Power Corp.	5.90%		2/1/2055		7,490,000	7,085,392
Oglethorpe Power Corp.	6.20%		12/1/2053		10,569,000	10,519,609
Pacific Gas & Electric Co.	5.20%		5/1/2036		25,000,000	23,596,696
Pacific Gas & Electric Co.	5.80%		5/15/2034		9,670,000	9,685,772
Pacific Gas & Electric Co.	6.15%		1/15/2033		6,680,000	6,864,647
Pacific Gas & Electric Co.	6.70%		4/1/2053		26,207,000	26,109,916

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Palomino Funding Trust I†	7.233%	5/17/2028	$9,071,000	$9,360,066
PG&E Corp.	5.25%	7/1/2030	24,000,000	23,368,591
PSEG Power LLC†	5.75%	5/15/2035	19,513,000	19,474,702
Puget Energy, Inc.	4.10%	6/15/2030	11,091,000	10,641,172
Puget Energy, Inc.	5.725%	3/15/2035	12,000,000	11,870,442
System Energy Resources, Inc.	5.30%	12/15/2034	14,000,000	13,705,899
Vistra Operations Co. LLC†	5.25%	4/30/2033	20,250,000	19,754,602
Vistra Operations Co. LLC†	5.70%	12/30/2034	19,000,000	18,750,327
Vistra Operations Co. LLC†	7.75%	10/15/2031	25,553,000	26,624,514
Total				655,785,047

Electronics 0.76%
Flex Ltd.	5.25%	1/15/2032	10,000,000	9,787,289
nVent Finance SARL (Luxembourg)(c)	2.75%	11/15/2031	3,725,000	3,283,493
nVent Finance SARL (Luxembourg)(c)	5.65%	5/15/2033	14,351,000	14,533,142
Vontier Corp.	2.95%	4/1/2031	22,868,000	20,690,973
Total				48,294,897

Engineering & Construction 0.39%
Jacobs Solutions, Inc.	5.375%	3/3/2036	8,975,000	8,600,892
Sydney Airport Finance Co. Pty. Ltd. (Australia)†(c)	5.248%	3/26/2036	16,500,000	16,033,725
Total				24,634,617

Entertainment 0.08%
Penn Entertainment, Inc.†(e)	5.625%	1/15/2027	5,000,000	5,022,645

Equity Real Estate 0.13%
Cushman & Wakefield U.S. Borrower LLC†	8.875%	9/1/2031	8,000,000	8,385,576

Food 0.68%
Conagra Brands, Inc.	5.40%	8/1/2031	4,416,000	4,403,068
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(c)	5.50%	1/15/2036	11,721,000	11,419,488
Pilgrim’s Pride Corp.	3.50%	3/1/2032	12,130,000	10,990,014
Pilgrim’s Pride Corp.	4.25%	4/15/2031	17,296,000	16,468,027
Total				43,280,597

Gas 0.48%
National Fuel Gas Co.	2.95%	3/1/2031	13,831,000	12,528,047
National Fuel Gas Co.	5.50%	5/15/2036	5,255,000	5,112,350
National Fuel Gas Co.	5.95%	3/15/2035	13,079,000	13,302,692
Total				30,943,089

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 1.50%
180 Medical, Inc.†	5.30%	10/8/2035	$9,979,000	$9,605,712
Baxter International, Inc.	2.539%	2/1/2032	13,056,000	11,224,175
Baxter International, Inc.	5.65%	12/15/2035	37,000,000	36,132,890
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	9,996,000	10,168,131
VSP Optical Group, Inc.†	5.40%	6/1/2033	8,238,000	8,155,854
VSP Optical Group, Inc.†	5.45%	12/1/2035	20,739,000	20,270,528
Total				95,557,290

Health Care-Services 3.08%
Adventist Health System	5.757%	12/1/2034	38,550,000	38,772,856
Centene Corp.	3.375%	2/15/2030	21,000,000	19,515,462
CommonSpirit Health	4.35%	11/1/2042	10,000,000	8,458,274
CommonSpirit Health	5.318%	12/1/2034	43,000,000	42,293,985
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	33,000,000	29,252,655
Icon Investments Six DAC (Ireland)†(c)	5.995%	8/13/2036	8,205,000	8,183,816
Icon Investments Six DAC (Ireland)(c)(e)	6.00%	5/8/2034	17,285,000	17,464,578
Rede D’or Finance SARL (Luxembourg)†(c)	6.55%	4/28/2036	15,000,000	14,546,250
Tenet Healthcare Corp.	6.125%	10/1/2028	5,861,000	5,869,141
Universal Health Services, Inc.	2.65%	10/15/2030	8,792,000	7,897,262
Universal Health Services, Inc.	5.50%	9/1/2031	4,235,000	4,234,943
Total				196,489,222

Home Builders 0.21%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(c)	6.25%	9/15/2027	8,000,000	8,004,308
LGI Homes, Inc.†	8.75%	12/15/2028	5,000,000	5,149,720
Total				13,154,028

Insurance 1.66%
ACE Capital Trust II	9.70%	4/1/2030	14,500,000	16,691,335
Aon Corp.	8.205%	1/1/2027	11,490,000	11,617,851
Arch Capital Group Ltd.	7.35%	5/1/2034	13,793,000	15,378,283
F&G Annuities & Life, Inc.	7.40%	1/13/2028	10,093,000	10,326,024
MetLife, Inc.†	9.25%	4/8/2068	15,000,000	17,389,920
MetLife, Inc.	10.75%	8/1/2069	11,578,000	14,842,649
MGIC Investment Corp.	5.25%	8/15/2028	13,000,000	12,972,810
Protective Life Corp.	8.45%	10/15/2039	6,001,000	7,142,161
Total				106,361,033

Internet 1.66%
Alphabet, Inc.	5.45%	8/15/2036	9,565,000	9,493,220
Amazon.com, Inc.	6.25%	7/9/2066	25,000,000	24,102,642

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Internet (continued)
Beignet Investor LLC†	6.581%	5/30/2049	$42,000,000	$40,260,224
Prosus NV (Netherlands)(c)	4.027%	8/3/2050	25,000,000	17,127,347
Rakuten Group, Inc. (Japan)†(c)	11.25%	2/15/2027	15,000,000	15,405,601
Total				106,389,034

Investment Companies 0.35%
HA Sustainable Infrastructure Capital, Inc.	6.375%	7/1/2034	22,000,000	22,165,053

Leisure Time 0.83%
Carnival Corp. Ltd.†	4.00%	8/1/2028	8,000,000	7,836,904
Carnival Corp. Ltd.†	5.75%	3/15/2030	5,000,000	5,032,440
Carnival Corp. Ltd.†	6.125%	2/15/2033	20,000,000	20,060,160
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	20,000,000	20,126,185
Total				53,055,689

Lodging 0.54%
Full House Resorts, Inc.†	8.25%	2/15/2028	10,000,000	9,476,780
Genting New York LLC/GENNY Capital, Inc.†	7.25%	10/1/2029	14,930,000	15,332,341
Las Vegas Sands Corp.	6.00%	8/15/2029	9,463,000	9,656,886
Total				34,466,007

Machinery: Construction & Mining 0.25%
Vertiv Holdings Co.	4.85%	3/15/2036	10,000,000	9,467,575
Vertiv Holdings Co.	5.80%	3/15/2056	7,000,000	6,554,077
Total				16,021,652

Machinery-Diversified 0.33%
Flowserve Corp.	2.80%	1/15/2032	4,429,000	3,891,721
Flowserve Corp.	5.70%	5/15/2036	9,000,000	8,879,900
Regal Rexnord Corp.	6.40%	4/15/2033	7,869,000	8,176,216
Total				20,947,837

Media 1.77%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	4/1/2061	6,721,000	3,762,253
Charter Communications Operating LLC/Charter Communications Operating Capital(e)	3.90%	6/1/2052	21,355,000	12,982,073
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95%	6/30/2062	15,000,000	8,525,087
Cox Communications, Inc.†	1.80%	10/1/2030	17,823,000	15,241,349
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	1,459,000	1,455,817
Discovery Communications LLC	3.95%	3/20/2028	10,671,000	10,563,223
Space Exploration Technologies Corp.†	5.35%	7/15/2031	20,258,000	19,808,626

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media (continued)
Space Exploration Technologies Corp.†	5.65%	7/15/2033	$11,334,000	$10,940,269
Space Exploration Technologies Corp.†	5.875%	7/15/2036	13,000,000	12,257,919
Space Exploration Technologies Corp.†	6.65%	7/15/2056	10,000,000	8,906,600
Time Warner Cable LLC	4.50%	9/15/2042	12,000,000	8,868,833
Total				113,312,049

Mining 1.46%
Alcoa Nederland Holding BV (Netherlands)†(c)	7.125%	3/15/2031	12,000,000	12,418,404
Alumina Pty. Ltd. (Australia)†(c)	6.375%	9/15/2032	10,000,000	10,144,490
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	2/15/2034	13,000,000	13,349,999
Glencore Funding LLC†	2.625%	9/23/2031	10,000,000	8,834,346
Glencore Funding LLC†	5.20%	7/1/2033	20,000,000	19,683,861
Minera Mexico SA de CV (Mexico)†(c)	5.625%	2/12/2032	15,000,000	15,030,000
WE Soda Investments Holding PLC (United Kingdom)†(c)	9.50%	10/6/2028	5,000,000	5,058,392
WE Soda Investments Holding PLC (United Kingdom)(c)	9.50%	10/6/2028	9,000,000	9,105,105
Total				93,624,597

Oil & Gas 5.53%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	12,000,000	12,488,556
BKV Upstream Midstream LLC†	7.50%	10/15/2030	12,000,000	12,155,536
Chord Energy Corp.†	6.00%	10/1/2030	15,000,000	15,184,590
CITGO Petroleum Corp.†	8.375%	1/15/2029	20,000,000	20,556,460
Continental Resources, Inc.	4.90%	6/1/2044	17,000,000	13,712,703
Continental Resources, Inc.†	5.75%	1/15/2031	15,739,000	15,944,781
Crescent Energy Finance LLC†	7.875%	4/15/2032	11,000,000	11,370,436
Ecopetrol SA (Colombia)(c)	8.875%	1/13/2033	9,000,000	9,750,210
Global Marine, Inc.	7.00%	6/1/2028	3,000,000	3,068,799
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%	11/1/2033	7,500,000	7,957,283
Kraken Oil & Gas Partners LLC†	7.125%	5/15/2031	6,000,000	6,028,289
Kraken Oil & Gas Partners LLC†	7.625%	8/15/2029	8,000,000	8,176,632
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.875%	12/1/2032	24,000,000	24,604,032
Matador Resources Co.†	6.00%	4/15/2034	7,000,000	6,859,165
Matador Resources Co.†	6.50%	4/15/2032	18,000,000	18,193,734
OGX Austria GmbH (Brazil)†(c)(g)	8.50%	6/1/2018	1,800,000	36
Ovintiv, Inc.	7.375%	11/1/2031	7,360,000	8,039,233
Permian Resources Operating LLC†	6.25%	2/1/2033	10,000,000	10,158,844
Permian Resources Operating LLC†	7.00%	1/15/2032	14,000,000	14,470,624

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
PRIO Luxembourg Holding SARL (Luxembourg)(c)	6.75%		10/15/2030	$6,500,000	$6,451,575
Seadrill Finance Ltd.†	6.75%		7/15/2034	8,000,000	7,846,078
SM Energy Co.†	6.625%		4/15/2034	8,333,000	8,390,531
SM Energy Co.†	6.75%		8/1/2029	6,180,000	6,323,358
SM Energy Co.†(e)	7.00%		8/1/2032	15,000,000	15,346,500
SM Energy Co.†	8.75%		7/1/2031	9,225,000	9,655,254
Tengizchevroil Finance Co. International Ltd.†	3.25%		8/15/2030	12,000,000	11,175,190
TGNR Intermediate Holdings LLC†	5.50%		10/15/2029	12,000,000	11,886,311
Transocean International Ltd.	7.50%		4/15/2031	10,000,000	10,288,600
Vermilion Energy, Inc. (Canada)†(c)	6.875%		5/1/2030	9,000,000	9,063,612
Vermilion Energy, Inc. (Canada)†(c)(e)	7.25%		2/15/2033	6,000,000	6,021,072
Viper Energy Partners LLC	5.70%		8/1/2035	24,056,000	23,985,438
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029	8,000,000	8,295,010
Total					353,448,472

Oil & Gas Services 0.15%
SESI LLC†	7.875%		9/30/2030	6,500,000	6,669,569
Weatherford International Ltd.†	8.625%		4/30/2030	3,000,000	3,037,779
Total					9,707,348

Pharmaceuticals 0.61%
Bayer U.S. Finance LLC†	5.375%		7/20/2033	5,333,000	5,269,964
Bayer U.S. Finance LLC†	6.50%		11/21/2033	17,172,000	18,035,609
CVS Pass-Through Trust	6.943%		1/10/2030	906,077	917,621
CVS Pass-Through Trust†	7.507%		1/10/2032	4,697,197	4,866,790
HLF Financing SARL LLC/Herbalife International, Inc.†	7.75%		5/1/2033	9,600,000	9,704,913
Total					38,794,897

Pipelines 3.15%
Colonial Enterprises, Inc.†	5.627%		11/15/2035	10,000,000	9,800,724
Colonial Pipeline Co.†	7.63%		4/15/2032	10,553,000	11,433,183
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	13,000,000	11,872,718
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	10,000,000	10,156,775
Eastern Gas Transmission & Storage, Inc.	4.60%		12/15/2044	5,564,000	4,642,349
Enbridge, Inc. (Canada)(c)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	22,191,000	25,041,878
Energy Transfer LP(e)	7.09% (3 mo. USD Term SOFR + 3.28%)	#	11/1/2066	7,199,000	7,180,139
Esentia Energy Development SAB de CV (Mexico)†(c)	6.125%		7/30/2033	8,544,000	8,440,618

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Pipelines (continued)
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035		$15,147,000	$15,261,352
Green Palm Bidco SARL (Luxembourg)†(c)	6.462%		6/30/2046		10,000,000	9,785,453
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035		20,000,000	19,835,107
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%		2/15/2029		1,993,000	2,056,599
NGPL PipeCo LLC†	7.768%		12/15/2037		18,975,000	21,433,239
Plains All American Pipeline LP	8.112% (3 mo. USD Term SOFR + 4.37%)	#	–	(d)	25,000,000	25,065,950
QazaqGaz NC JSC (Kazakhstan)†(c)	5.625%		5/8/2036		9,617,000	9,430,499
Transcanada Trust (Canada)(c)	5.60% (5 yr. CMT + 3.99%)	#	3/7/2082		10,293,000	10,076,649
Total						201,513,232

REITS 1.40%
Brixmor Operating Partnership LP	5.20%		4/1/2032		10,000,000	9,909,104
CFE Fibra E (Mexico)†(c)	5.875%		9/23/2040		24,286,200	23,479,898
GLP Capital LP/GLP Financing II, Inc.	5.75%		6/1/2028		9,065,000	9,155,569
Goodman U.S. Finance Eight LLC†	5.875%		4/28/2046		10,000,000	9,492,967
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%		6/15/2029		6,000,000	5,848,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%		7/15/2031		30,502,000	31,528,880
Total						89,414,891

Retail 0.31%
Ferguson Enterprises, Inc.	5.60%		8/14/2036		20,000,000	19,949,186

Semiconductors 2.64%
Broadcom, Inc.	4.80%		2/15/2036		25,000,000	22,953,825
Broadcom, Inc.	5.20%		7/15/2035		15,000,000	14,300,793
Entegris, Inc.†	4.75%		4/15/2029		12,000,000	11,827,473
Foundry JV Holdco LLC†	5.50%		1/25/2031		8,999,000	9,079,945
Foundry JV Holdco LLC†	5.875%		1/25/2034		3,423,000	3,396,894
Foundry JV Holdco LLC†	5.90%		1/25/2033		9,878,000	10,043,059
Intel Corp.	5.00%		8/15/2033		9,800,000	9,522,179
Intel Corp.	5.30%		5/15/2036		15,000,000	14,467,148
Intel Corp.	5.625%		2/10/2043		12,000,000	11,155,009
Kioxia Holdings Corp. (Japan)†(c)	6.625%		7/24/2033		15,000,000	15,503,202
Marvell Technology, Inc.	5.30%		4/15/2036		20,000,000	19,290,807
NVIDIA Corp.(e)	3.50%		4/1/2040		18,000,000	14,220,705
Skyworks Solutions, Inc.	5.75%		1/10/2032		13,000,000	12,909,980
Total						168,671,019

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.95%
Oracle Corp.	3.65%	3/25/2041	$19,197,000	$12,974,943
Oracle Corp.	3.85%	7/15/2036	19,393,000	15,408,556
Oracle Corp.	3.85%	4/1/2060	17,000,000	9,591,117
Oracle Corp.	4.70%	9/27/2034	35,000,000	30,891,986
Oracle Corp.	5.35%	5/4/2033	12,000,000	11,313,316
Oracle Corp.	5.375%	7/15/2040	15,535,000	12,937,522
Oracle Corp.	5.875%	9/26/2045	20,000,000	16,502,181
Oracle Corp.	6.125%	7/8/2039	6,618,000	6,062,198
ROBLOX Corp.†	3.875%	5/1/2030	9,467,000	8,918,029
Total				124,599,848

Telecommunications 2.65%
AT&T, Inc.	3.50%	9/15/2053	15,000,000	9,163,356
Big Sky Funding LLC†	5.75%	10/20/2035	3,352,000	3,298,787
Cipher Compute LLC†	7.125%	11/15/2030	9,000,000	9,122,791
Core Scientific Finance I LLC†	7.75%	5/15/2031	6,500,000	6,310,997
ELK Grove Village Property LLC†	7.50%	6/15/2031	6,500,000	6,263,619
Fibercop SpA (Italy)†(c)	7.721%	6/4/2038	12,500,000	13,020,163
Flash Compute LLC†	7.25%	12/31/2030	10,000,000	10,064,360
HUT 8 DC LLC†	6.192%	11/15/2042	20,000,000	19,433,076
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	28,000,000	25,351,816
Sopaipilla Investor LLC†	7.534%	11/30/2048	25,000,000	25,621,653
Stingray Compute LLC†(e)	6.00%	6/15/2031	5,000,000	4,874,849
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	16,000,000	14,697,500
WULF Compute LLC†	7.75%	10/15/2030	12,000,000	12,475,152
Zenith Arc LLC†	8.875%	8/31/2031	10,000,000	9,657,106
Total				169,355,225

Toys/Games/Hobbies 0.40%
Mattel, Inc.†	3.75%	4/1/2029	8,000,000	7,704,326
Mattel, Inc.(e)	5.00%	11/17/2030	18,202,000	17,997,312
Total				25,701,638

Transportation 0.65%
GXO Logistics, Inc.	6.50%	5/6/2034	17,862,000	18,458,248
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(c)	4.875%	4/29/2031	8,167,000	7,973,235
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%	3/22/2028	15,000,000	14,824,612
Total				41,256,095

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Trucking & Leasing 0.19%
FTAI Aviation Investors LLC†	7.00%		5/1/2031	$12,000,000	$12,364,716

Water 0.44%
Aegea Finance SARL (Luxembourg)(c)(e)	9.00%		1/20/2031	12,000,000	11,250,001
Nova Securitisation SARL (Luxembourg)†(c)	5.75%		2/3/2031	17,384,000	16,697,940
Total					27,947,941
Total Corporate Bonds (cost $4,298,682,789)					4,233,287,421

FLOATING RATE LOANS(h) 15.18%

Advertising 0.22%
Clear Channel Outdoor Holdings, Inc. 2024 Term Loan	7.801% (1 mo. USD Term SOFR + 4.00%)		8/23/2028	14,131,666	14,188,192

Aerospace & Defense 0.49%
TransDigm, Inc. 2025 Term Loan M	6.186% (1 mo. USD Term SOFR + 2.50%)		8/19/2032	27,217,163	27,336,238
TransDigm, Inc. 2026 Term Loan N	6.186% (1 mo. USD Term SOFR + 2.50%)		2/13/2033	4,244,363	4,261,595
Total					31,597,833

Aerospace/Defense 0.16%
TransDigm, Inc. 2024 Term Loan L	6.186% (1 mo. USD Term SOFR + 2.50%)		1/19/2032	9,949,367	9,990,856

Beverages 0.33%
Celsius Holdings, Inc. 2026 Term Loan B	5.753% (3 mo. USD Term SOFR + 2.00%)		4/1/2032	7,376,018	7,381,956
Pegasus BidCo BV 2026 USD Term Loan B (Netherlands)(c)	6.241% (3 mo. USD Term SOFR + 2.50%)		7/12/2032	13,572,000	13,622,895
Total					21,004,851

Biotechnology 0.46%
Grifols Worldwide Operations USA, Inc. 2026 USD Term Loan B	6.187% (6 mo. USD Term SOFR + 2.50%)		4/14/2033	19,743,434	19,827,442
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.161% (1 mo. USD Term SOFR + 1.38%)		2/4/2030	9,508,754	9,473,096
Total					29,300,538

Commercial Services 0.65%
Carrix, Inc. 2026 Delayed Draw Term Loan(i)	–	(j)	7/27/2033	1,600,000	1,601,008

See Notes to Schedule of Investments.	147

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Carrix, Inc. 2026 Term Loan B	5.81% (3 mo. USD Term SOFR + 2.00%)	7/27/2033	$8,000,000	$8,005,040
Garda World Security Corp. 2026 Term Loan B (Canada)(c)	6.513% (3 mo. USD Term SOFR + 2.75%)	2/1/2029	17,854,425	17,880,492
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%)	5/4/2028	14,053,349	14,062,695
Total				41,549,235

Cosmetics/Personal Care 0.23%
Prestige Brands, Inc. 2026 Term Loan B	5.686% (1 mo. USD Term SOFR + 2.00%)	6/13/2033	14,736,842	14,828,947

Distribution/Wholesale 0.23%
Resideo Funding, Inc. 2025 Incremental Term Loan	5.671% (3 mo. USD Term SOFR + 2.00%)	8/13/2032	14,887,500	14,965,064

Diversified Financial Services 1.52%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	28,686,155	28,791,003
Citadel Securities LP 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%)	6/10/2033	20,194,712	20,255,195
Corpay Technologies Operating Co. LLC 2025 Term Loan B	5.435% (1 mo. USD Term SOFR + 1.75%)	11/5/2032	16,583,738	16,599,907
Hudson River Trading LLC 2026 Repriced Term Loan B	6.159% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	24,476,630	24,468,430
Osaic Holdings, Inc. 2026 Term Loan B	6.232% (3 mo. USD Term SOFR + 2.50%)	7/30/2032	4,080,772	4,081,405
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(c)	5.482% (3 mo. USD Term SOFR + 1.75%)	11/5/2028	2,695,700	2,710,108
Total				96,906,048

Electric 1.44%
Cogentrix Finance Holdco I LLC Repriced Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)	2/26/2032	5,742,732	5,757,606
CPV Three Rivers LLC Term Loan B	6.482% (3 mo. USD Term SOFR + 2.75%)	4/15/2033	4,953,934	4,970,430

148	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
NRG Energy, Inc. 2024 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)		4/16/2031	$59,979,289	$60,050,664
Pathfinder Power LLC Term Loan B	–	(j)	6/22/2033	14,783,000	14,801,553
Solebury Borrower I LLC Term Loan B	6.128% (3 mo. USD Term SOFR + 2.25%)		8/4/2033	6,667,000	6,667,000
Total					92,247,253

Electrical Components & Equipment 0.14%
Belden, Inc. Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)		7/1/2033	9,130,000	9,179,439

Energy: Alternate Sources 0.09%
Jackson Generation LLC Term Loan B	6.253% (3 mo. USD Term SOFR + 2.50%)		7/8/2033	5,866,667	5,870,333

Entertainment 1.25%
DK Crown Holdings, Inc. 2026 Term Loan B	5.667% (3 mo. USD Term SOFR + 2.00%)		8/25/2033	15,059,000	15,049,588
Flutter Financing BV 2024 Term Loan B (Netherlands)(c)	5.482% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	45,637,902	44,848,823
Live Nation Entertainment, Inc. 2025 Term Loan B	5.652% (1 mo. USD Term SOFR + 2.00%)		10/21/2032	9,950,000	9,979,551
SeaWorld Parks & Entertainment, Inc. 2024 Term Loan B3	5.686% (1 mo. USD Term SOFR + 2.00%)		12/4/2031	9,923,695	9,882,314
Total					79,760,276

Gaming/Leisure 0.08%
Fertitta Entertainment LLC 2022 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		1/27/2029	4,950,478	4,967,508

Health Care Products 0.27%
Mckesson Medical-Surgical Top Holdings, Inc. Term Loan B	5.982% (3 mo. USD Term SOFR + 2.25%)		6/9/2032	5,625,000	5,653,153
Medline Borrower LP 2026 Term Loan B	5.186% (1 mo. USD Term SOFR + 1.50%)		5/30/2033	9,962,469	9,945,682
Solventum Corp. Term Loan	4.989% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	1,795,918	1,799,286
Total					17,398,121

Home Furnishings 0.13%
Somnigroup International, Inc. Term Loan B	5.65% (1 mo. USD Term SOFR + 2.00%)		10/24/2031	8,239,062	8,307,035

See Notes to Schedule of Investments.	149

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 0.10%
Delivery Hero SE 2024 USD Term Loan B (Germany)(c)	–	(j)	12/12/2029	$6,500,000	$6,585,313

Leisure Time 0.20%
Peloton Interactive, Inc. 2024 Term Loan B	9.186% (1 mo. USD Term SOFR + 5.50%)		5/30/2029	12,875,920	12,946,738

Lodging 0.24%
Four Seasons Hotels Ltd. 2026 Term Loan B (Canada)(c)	5.186% (1 mo. USD Term SOFR + 1.50%)		9/22/2032	15,000,000	15,044,250

Machinery: Diversified 0.24%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(c)	6.704% (6 mo. USD Term SOFR + 2.75%)		4/30/2030	15,461,250	15,559,120

Media 2.17%
Charter Communications Operating LLC 2023 Term Loan B4	5.725% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	27,784,980	27,534,637
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	62,900,719	61,971,361
Discovery Global Holdings, Inc. 2026 USD Term Loan B	6.186% (1 mo. USD Term SOFR + 2.50%)		6/3/2033	49,038,462	49,199,308
Total					138,705,306

Oil & Gas 0.41%
Antero Resources Corp. Term Loan	5.286% (1 mo. USD Term SOFR + 1.50%)		2/3/2029	13,053,798	13,110,908
Hilcorp Energy I LP Term Loan B	5.409% (1 mo. USD Term SOFR + 1.75%)		2/11/2030	13,307,474	13,324,108
Total					26,435,016

Pharmaceuticals 0.77%
Elanco Animal Health, Inc. 2025 Term Loan B	5.456% (1 mo. USD Term SOFR + 1.75%)		10/31/2032	17,910,000	17,934,626
Organon & Co. 2024 USD Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)		5/19/2031	31,114,551	31,143,643
Total					49,078,269

150	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 0.93%
Buckeye Partners LP 2025 Term Loan B7	5.436% (1 mo. USD Term SOFR + 1.75%)	11/22/2032	$14,862,550	$14,922,372
Colossus Acquireco LLC 2026 Term Loan B	5.37% (3 mo. USD Term SOFR + 1.75%)	1/31/2033	24,875,000	24,825,375
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)	5/25/2029	1,437,559	1,438,910
Venture Global Plaquemines LNG LLC Base Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)	5/25/2029	18,191,585	18,211,504
Total				59,398,161

Real Estate Investment Trusts 0.35%
Iron Mountain, Inc. 2023 Term Loan B	5.686% (1 mo. USD Term SOFR + 2.00%)	1/31/2031	12,386,959	12,391,666
Starwood Property Trust, Inc. 2026 Term Loan B	5.686% (1 mo. USD Term SOFR + 2.00%)	9/24/2032	9,925,125	9,930,087
Total				22,321,753

Regional 0.16%
Seminole Tribe of Florida 2026 Term Loan A	4.936% (1 mo. USD Term SOFR + 1.25%)	5/8/2031	10,000,000	10,000,000

Retail 0.92%
7-Eleven, Inc. Term Loan (2028)	4.957% (3 mo. USD Term SOFR + 1.20%)	12/11/2028	19,000,000	18,988,125
Lowes Cos., Inc. Delayed Draw Term Loan	4.761% (3 mo. USD Term SOFR + 1.00%)	9/15/2028	20,000,000	19,888,000
Raising Cane’s Restaurants LLC 2025 Term Loan B	5.686% (1 mo. USD Term SOFR + 2.00%)	11/3/2032	13,964,163	13,874,723
Raising Cane’s Restaurants LLC 2026 Term Loan B	5.651% (1 mo. USD Term SOFR + 2.00%)	6/6/2033	5,833,000	5,803,835
Total				58,554,683

Software 0.03%
RealPage, Inc. 1st Lien Term Loan	6.994% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	546,510	539,280
VCI Asset Holdings 3 LLC Fixed Term Loan	6.875%	4/24/2031	1,361,350	1,344,333	(k)
Total				1,883,613

See Notes to Schedule of Investments.	151

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 0.13%
Iridium Satellite LLC 2024 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)	9/20/2030	$8,000,000	$8,014,000

Transportation 0.32%
Genesee & Wyoming, Inc. 2024 Term Loan	5.482% (3 mo. USD Term SOFR + 1.75%)	4/10/2031	20,203,433	20,203,838

Utilities 0.52%
Long Ridge Energy LLC Term Loan B	8.232% (3 mo. USD Term SOFR + 4.50%)	2/19/2032	9,974,747	9,997,240
Potomac Energy Center LLC 2026 Term Loan B	6.573% (3 mo. USD Term SOFR + 2.75%)	8/5/2032	8,216,320	8,277,943
Talen Energy Supply LLC 2023 Term Loan B	5.479% (3 mo. USD Term SOFR + 1.75%)	11/25/2032	14,961,440	14,936,454
Total				33,211,637
Total Floating Rate Loans (cost $970,517,492)				970,003,226

FOREIGN GOVERNMENT OBLIGATIONS(c) 1.84%

Bermuda 0.09%
Bermuda Government International Bonds	2.375%	8/20/2030	6,347,000	5,736,736

Dominican Republic 0.10%
Dominican Republic International Bonds	8.625%	4/20/2027	6,183,334	6,326,323

Italy 0.22%
Republic of Italy Government International Bonds†	6.00%	7/14/2056	14,345,000	13,760,440

Mexico 0.62%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	30,000,000	29,992,500
Mexico Government International Bonds	5.625%	2/9/2034	10,000,000	9,713,000
Total				39,705,500

Romania 0.39%
Romania Government International Bonds†	5.75%	9/16/2030	25,000,000	24,984,756

Trinidad And Tobago 0.19%
Trinidad & Tobago Government International Bonds†	6.20%	7/16/2038	12,512,000	12,374,368

Turkey 0.23%
Turkiye Ihracat Kredi Bankasi AS†	6.125%	5/2/2029	15,000,000	14,831,050
Total Foreign Government Obligations (cost $118,682,503)				117,719,173

152	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Government National Mortgage Association Series 2013-48 Class IO(l) (Cost $59,390)	0.378%	#(m)	7/16/2054	$3,644,015	$40,034

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.14%
Federal National Mortgage Association	4.862% (30 day USD SOFR Average + 2.34%)	#	7/1/2053	10,007,152	10,009,550
Federal National Mortgage Association	5.74% (30 day USD SOFR Average + 2.34%)	#	7/1/2054	6,111,209	6,199,554
Government National Mortgage Association	7.00%		1/20/2055	11,007,429	11,378,701
Uniform Mortgage-Backed Security(n)	5.00%		TBA	94,911,000	94,367,586
Uniform Mortgage-Backed Security(n)	5.50%		TBA	191,490,000	189,284,209
Uniform Mortgage-Backed Security(n)	6.00%		TBA	79,804,000	80,764,972
Total Government Sponsored Enterprises Pass-Throughs (cost $393,219,760)					392,004,572

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.41%
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	9,570,000	9,627,014
BX Trust Series 2025-VOLT Class B†	5.739% (1 mo. USD Term SOFR + 2.10%)	#	12/15/2044	10,000,000	9,989,045
GS Mortgage Securities Trust Series 2015-GS1 Class XB(l)	0.25%	#(m)	11/10/2048	26,600,388	1,870
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(l)	0.723%	#(m)	8/5/2034	16,028,000	1,755
JP Morgan Mortgage Trust Series 2021-6 Class A3†	2.50%	#(m)	10/25/2051	13,527,077	10,983,614
Morgan Stanley Residential Mortgage Loan Trust Series 2021-3 Class A4†	2.50%	#(m)	6/25/2051	8,649,390	7,686,291
NYC Commercial Mortgage Trust Series 2026-1PARK Class A†	4.889% (1 mo. USD Term SOFR + 1.25%)	#	2/15/2043	14,120,000	14,120,686
PSA Trust Series 2026-STOR Class B†	5.856%	#(m)	8/15/2031	5,150,000	5,159,913
PSMC Trust Series 2021-2 Class A3†	2.50%	#(m)	5/25/2051	27,557,573	24,549,688
RCKT Mortgage Trust Series 2022-1 Class A5†	2.50%	#(m)	1/25/2052	9,312,891	8,168,342
Total Non-Agency Commercial Mortgage-Backed Securities (cost $92,140,356)					90,288,218

U.S. TREASURY OBLIGATIONS 1.75%
U.S. Treasury Bonds (cost $112,270,255)	5.00%		5/15/2046	115,160,000	111,786,171
Total Long-Term Investments (cost $6,721,315,641)					6,650,791,294

See Notes to Schedule of Investments.	153

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.33%

REPURCHASE AGREEMENTS 0.88%
Repurchase Agreement dated 8/31/2026, 3.580% due 9/1/2026 with Barclays Capital, Inc. collateralized by $38,622,200 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $33,351,020; proceeds: $32,687,250 (cost $32,684,000)	$32,684,000	$32,684,000
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $24,305,500 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $23,842,470; proceeds: $23,376,915 (cost $23,374,804)	23,374,804	23,374,804
Total Repurchase Agreements (cost $56,058,804)		56,058,804

TIME DEPOSITS 0.04%
CitiBank N.A.(o) (cost $2,903,624)	2,903,624	2,903,624

	Shares

MONEY MARKET FUNDS 0.41%
Fidelity Government Portfolio(o) (cost $26,132,613)	26,132,613	26,132,613
Total Short-Term Investments (cost $85,095,041)		85,095,041
Total Investments in Securities 105.44% (cost $6,806,410,682)		6,735,886,335
Less Unfunded Loan Commitments (0.03%) (cost $1,600,000)		(1,601,008)
Net Investments in Securities 105.41% (cost $6,804,810,682)		6,734,285,327
Other Assets and Liabilities – Net (5.41)%		(345,771,327)
Net Assets 100.00%		$6,388,514,000

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $3,073,184,794, which represents 48.10% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(b)	Securities purchased on a when-issued basis.
(c)	Foreign security traded in U.S. dollars.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(g)	Defaulted.

154	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

(h)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(i)	Security partially/fully unfunded.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Generally accepted accounting principles in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(o)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S41	5.00%	12/20/2028	$76,630,000	$4,250,078	$466,177	$4,716,255
CDX.NA.HY.S42	5.00%	6/20/2029	58,800,000	3,253,098	835,998	4,089,096
CDX.NA.HY.S43	5.00%	12/20/2029	130,950,000	8,007,097	1,954,463	9,961,560
CDX.NA.IG.S44	1.00%	6/20/2030	100,000,000	1,723,710	299,988	2,023,698
CDX.NA.IG.S45	1.00%	12/20/2030	120,000,000	2,169,528	372,568	2,542,096
Oracle Corp.	1.00%	12/20/2027	10,000,000	41,450	(23,499)	17,951
Total				$19,444,961	$3,905,695	$23,350,656

Referenced Indexes/Issuers(1)	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	1.00%	12/20/2030	$3,099,000	$(46,035)	$(53,707)	$(99,742)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $3,929,194. Total unrealized depreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $77,206.

See Notes to Schedule of Investments.	155

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

Total Return Swap Contracts at August 31, 2026:

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation	Value
Citibank	IBOXX	12-Month USD SOFR Index	175,442	Long	11/20/2026	$100,000,000	$–	$612,289	$612,289

Swap Counterparty	Referenced Index*	Referenced Spread	Units	Position	Termination Date	Notional Amount	Upfront Payment Paid/ (Received) Net of Amortization	Unrealized Depreciation	Value
Citibank	IBOXX	12-Month USD SOFR Index	172,715	Long	1/27/2027	$100,000,000	$–	$(951,660)	$(951,660)
Morgan Stanley	IBOXX	12-Month USD SOFR Index	164,539	Long	9/10/2026	100,000,000	–	(5,640,386)	(5,640,386)
Total						$200,000,000	$–	$(6,592,046)	$(6,592,046)

SOFR	Secured Overnight Financing Rate.
*	iBoxx Leveraged Loan Index.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	December 2026	682	Long	$75,177,473	$74,625,719	$(551,754)
U.S. 2-Year Treasury Note	December 2026	3,457	Long	711,284,889	709,495,238	(1,789,651)
U.S. 5-Year Treasury Note	December 2026	3,476	Long	369,081,017	367,424,063	(1,656,954)
U.S. Ultra Treasury Bond	December 2026	3,498	Long	387,999,108	384,889,313	(3,109,795)
Total Unrealized Depreciation on Futures Contracts						$(7,108,154)

156	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INCOME FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$17,000,203	$12,511,250	$29,511,453
Remaining Industries	–	694,311,811	–	694,311,811
Convertible Bonds	–	11,839,215	–	11,839,215
Corporate Bonds	–	4,233,287,421	–	4,233,287,421
Floating Rate Loans
Software	–	539,280	1,344,333	1,883,613
Remaining Industries	–	968,119,613	–	968,119,613
Less Unfunded Loan Commitments	–	(1,601,008)	–	(1,601,008)
Foreign Government Obligations	–	117,719,173	–	117,719,173
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	40,034	–	40,034
Government Sponsored Enterprises
Pass-Throughs	–	392,004,572	–	392,004,572
Non-Agency Commercial
Mortgage-Backed Securities	–	90,288,218	–	90,288,218
U.S. Treasury Obligations	–	111,786,171	–	111,786,171
Short-Term Investments
Repurchase Agreements	–	56,058,804	–	56,058,804
Time Deposits	–	2,903,624	–	2,903,624
Money Market Funds	26,132,613	–	–	26,132,613
Total	$26,132,613	$6,694,297,131	$13,855,583	$6,734,285,327
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$23,350,656	$–	$23,350,656
Liabilities	–	(99,742)	–	(99,742)
Total Return Swap Contracts
Assets	–	612,289	–	612,289
Liabilities	–	(6,592,046)	–	(6,592,046)
Futures Contracts
Assets	–	–	–	–
Liabilities	(7,108,154)	–	–	(7,108,154)
Total	$(7,108,154)	$17,271,157	$–	$10,163,003

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.	157

Schedule of Investments (unaudited)(concluded)

INCOME FUND August 31, 2026

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

158	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.66%

ASSET-BACKED SECURITIES 20.78%

Automobiles 7.07%
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	$600,000	$604,459
AutoNation Finance Trust Series 2026-N1A Class A2†	4.48%		2/15/2029	480,000	479,679
AutoNation Finance Trust Series 2026-N1A Class A3†	4.63%		12/16/2030	300,000	299,223
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	2,300,000	2,306,172
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	385,000	380,348
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,375,000	1,383,823
Carvana Auto Receivables Trust Series 2026-P3 Class A3	4.76%		8/11/2031	1,530,000	1,527,076
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	2,485,000	2,495,500
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%		2/15/2028	161,805	162,032
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	2,370,000	2,383,539
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,875,000	1,876,949
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%		6/15/2029	608,128	611,590
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	470,086	471,775
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	685,000	695,686
Exeter Automobile Receivables Trust Series 2026-3A Class A3	4.47%		7/15/2030	605,000	604,153
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	1,765,000	1,722,267
Ford Credit Auto Owner Trust Series 2026-2 Class A†	4.86%	(a)	2/15/2039	900,000	897,809
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	2,975,000	2,961,376
GLS Auto Receivables Issuer Trust Series 2026-2A Class A3†	4.33%		11/15/2029	245,000	244,345
GLS Auto Receivables Issuer Trust Series 2026-3A Class A3†	4.60%		3/15/2030	1,000,000	999,415
GM Financial Automobile Leasing Trust Series 2025-2 Class C	5.04%		10/22/2029	1,403,000	1,407,096

See Notes to Schedule of Investments.	159

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A4	5.71%		2/16/2029	$1,795,000	$1,812,806
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%		6/21/2028	330,240	331,993
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	367,287	369,960
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	363,203	364,231
Huntington Bank RVM Credit-Linked Notes Series 2026-RVM1 Class B1†	5.612%		8/20/2048	655,000	654,088
Hyundai Auto Receivables Trust Series 2025-A Class C	4.76%		6/15/2032	1,825,000	1,820,188
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.837% (30 day USD SOFR Average + 2.20%)	#	10/15/2029	700,000	705,994
M&T Bank Auto Receivables Trust Series 2026-1A Class A3†	4.66%		6/16/2031	635,000	634,938
M&T Bank RV Trust Series 2026-1A Class A†	4.35%		1/15/2046	325,143	317,399
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	1,004,095	1,005,630
NextGear Floorplan Master Owner Trust Series 2025-1A Class A†	4.55%		2/15/2030	1,980,000	1,977,383
Nissan Auto Lease Trust Series 2025-B Class C	4.81%		11/15/2029	1,180,000	1,179,080
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%		3/15/2029	525,000	520,082
Octane Receivables Trust Series 2024-2A Class A2†	5.80%		7/20/2032	139,849	140,353
Octane Receivables Trust Series 2024-3A Class A2†	4.94%		5/20/2030	195,344	195,790
Octane Recievables Trust Series 2026-RVM1 Class A†	4.92%		6/20/2047	315,000	315,178
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	759,747	761,608
Santander Drive Auto Receivables Trust Series 2023-3 Class C	5.77%		11/15/2030	1,077,080	1,086,909
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	1,552,347	1,560,396
Santander Drive Auto Receivables Trust Series 2023-5 Class C	6.43%		2/18/2031	1,239,000	1,261,748
Santander Drive Auto Receivables Trust Series 2023-6 Class B	5.98%		4/16/2029	1,593,875	1,602,338
Santander Drive Auto Receivables Trust Series 2023-6 Class C	6.40%		3/17/2031	400,000	407,698
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	1,235,000	1,246,653

160	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	$691,188	$693,575
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	565,000	566,171
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	935,000	932,695
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	815,000	809,698
SFS Auto Receivables Securitization Trust Series 2024-2A Class A4†	5.26%	8/20/2030	3,663,000	3,695,713
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A†	4.77%	8/20/2031	1,550,000	1,551,528
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A4†	4.50%	3/20/2029	540,000	539,940
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3†	4.35%	11/20/2029	610,000	606,663
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A†	4.58%	4/25/2039	865,000	856,672
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%	12/25/2046	1,418,094	1,393,250
Volkswagen Credit Auto Master Trust Series 2026-1A Class A†	4.71%	5/20/2031	850,000	850,594
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%	7/16/2035	1,845,000	1,842,519
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	1,000,000	1,007,652
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	855,000	864,134
Westlake Automobile Receivables Trust Series 2026-2A Class A3†	4.35%	4/15/2030	530,000	528,389
Westlake Automobile Receivables Trust Series 2026-3A Class A3†	4.64%	3/15/2030	680,000	679,907
Wolrd Omni Select Auto Trust Series 2026-A Class A3	4.73%	5/17/2032	680,000	678,133
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	948,810	954,668
Total				63,838,656

Credit Card 0.80%
Capital One Multi-Asset Execution Trust Series 2026-A1 Class A	4.48%	7/15/2031	3,270,000	3,263,731
First National Master Note Trust Series 2026-1 Class A	4.61%	5/15/2031	825,000	821,250

See Notes to Schedule of Investments.	161

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card (continued)
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	$1,600,000	$1,601,440	(b)
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	1,560,000	1,556,467
Total					7,242,888

Other 12.60%
Acore Issuer LLC Series 2026-FL1 Class A†	5.103% (1 mo. USD Term SOFR + 1.45%)	#	8/20/2043	560,000	560,000
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	830,000	830,776
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,165,000	1,155,293
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	1,185,000	1,177,292
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	785,000	779,027
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.229% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2036	2,000,000	2,002,670
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.949% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	1,540,000	1,540,618
Apex Credit CLO Ltd. Series 2024-2A Class A†	5.33% (3 mo. USD Term SOFR + 1.52%)	#	7/25/2037	530,000	530,387
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	155,883	141,575
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.007% (1 mo. USD Term SOFR + 1.35%)	#	1/20/2043	1,660,000	1,664,767
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	540,000	541,869
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	200,000	200,313
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	2,150,000	2,151,767
ARES LXIV CLO Ltd. Series 2022-64AR Class AR2†(c)	4.89% (3 mo. USD Term SOFR + 1.20%)	#	10/22/2039	1,880,000	1,880,479
Atlas Senior Loan Fund XXIII Ltd. Series 2024-23A Class A1R†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	7/20/2037	610,000	611,283
BAR Issuer LLC Series 2026-FL1 Class A†	5.253% (1 mo. USD Term SOFR + 1.60%)	#	8/20/2043	1,060,000	1,063,647

162	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	$1,310,000	$1,310,732
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class A†	5.243% (30 day USD SOFR Average + 1.60%)	#	9/25/2034	1,370,000	1,382,644
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class B†	5.543% (30 day USD SOFR Average + 1.90%)	#	9/25/2034	1,895,000	1,912,858
BDS LLC Series 2025-FL15 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	1,030,000	1,032,695
BDS LLC Series 2025-FL16 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	6/19/2043	750,000	751,044
BDS LLC Series 2026-FL17 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	5/19/2043	520,000	520,660
Birch Grove CLO Ltd. Series 19A Class A1R3†	4.937% (3 mo. USD Term SOFR + 1.22%)	#	7/17/2037	1,720,000	1,722,150
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.983% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	2,000,000	2,000,016
BlueMountain CLO XXIX Ltd. Series 2020-29A Class AR2†	4.86% (3 mo. USD Term SOFR + 1.05%)	#	7/25/2034	2,230,000	2,231,037
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	920,000	922,300
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	1,270,000	1,272,603
BSPDF Issuer LLC Series 2026-FL5 Class A†	5.10% (1 mo. USD Term SOFR + 1.30%)	#	2/18/2044	580,000	580,490
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.025% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	930,000	932,355
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.783% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	2,250,000	2,251,748
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.839% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	1,680,000	1,682,769
CarVal CLO XI C Ltd. Series 2024-3A Class A1†	5.119% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	1,720,000	1,722,279
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.824% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	603,811	605,218
CIFC Funding Ltd. Series 2017-5AR Class AR2†(c)	–	(d)	7/17/2037	950,000	950,238
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.829% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	1,546,039	1,545,336

See Notes to Schedule of Investments.	163

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Crown City CLO IV Series 2022-4A Class A1R2†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2037	$1,600,000	$1,602,826
Crown City CLO V Series 2023-5A Class A1R2†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2037	1,190,000	1,191,184
Dell Equipment Finance Trust Series 2025-1 Class C†	5.25%		2/24/2031	1,590,000	1,598,415
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	1,250,000	1,259,276
Dell Equipment Finance Trust Series 2026-1A Class A3†	4.32%		12/22/2031	180,000	179,118
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.023% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	1,810,000	1,811,546
Dryden 42 Senior Loan Fund Series 2016-42A Class A1R3†	4.943% (3 mo. USD Term SOFR + 1.19%)	#	7/15/2037	1,230,000	1,231,510
Eaton Vance CLO Ltd. Series 2019-1A Class AR3†	5.003% (3 mo. USD Term SOFR + 1.25%)	#	7/15/2037	830,000	830,671
Empower CLO Ltd. Series 2024-1A Class A1R†	5.09% (3 mo. USD Term SOFR + 1.28%)	#	4/25/2037	2,970,000	2,975,138
Empower CLO Ltd. Series 2024-2AR Class A1R†(c)	–	(d)	7/15/2037	1,620,000	1,620,413
FCR Issuer LLC Series 2026-FL1 Class A†	5.244% (1 mo. USD Term SOFR + 1.50%)	#	8/19/2043	1,060,000	1,060,900
Fortress Credit BSL XIII Ltd. Series 2021-2A Class AR†	4.692% (3 mo. USD Term SOFR + 1.00%)	#	7/20/2034	920,000	920,859
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.032% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	700,000	700,682
INCREF LLC Series 2026-FL3 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	1/19/2044	1,060,000	1,061,320
Katayma CLO II Ltd. Series 2024-2A Class A1R†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/20/2037	850,000	850,422
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	820,000	820,205
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†	5.053% (3 mo. USD Term SOFR + 1.32%)	#	4/22/2037	820,000	823,673
KKR CLO 15 Ltd. Series 15 Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	1,630,000	1,631,597

164	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
KKR CLO 40 Ltd. Series 40A Class AR†	5.029% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	$2,189,721	$2,190,800
Lendmark Funding Trust Series 2021-1A Class B†	2.47%		11/20/2031	4,700,000	4,540,896
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	635,000	628,983
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,655,000	1,659,532
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.09% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	1,600,000	1,601,120
Madison Park Funding XXXI Ltd. Series 2018-31AR Class A1A3†(c)	–	(d)	7/23/2037	880,000	880,224
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	1,460,000	1,435,731
MF1 LLC Series 2026-FL22 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	11/18/2043	1,450,000	1,454,305
MF1 Ltd. Series 2021-FL7 Class A†	4.833% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	35,467	35,498
Nassau Ltd. Series 2020-1A Class A1RR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	1/15/2035	1,300,000	1,300,099
Navesink CLO 3 Ltd. Series 2025-3A Class A1R†	4.836% (3 mo. USD Term SOFR + 1.15%)	#	7/15/2037	1,760,000	1,762,024
NGC Ltd. Series 2024-1A Class A1R†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2037	1,950,000	1,950,936
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.903% (3 mo. USD Term SOFR + 1.15%)	#	4/15/2035	1,000,000	1,001,151
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.719% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	1,930,000	1,932,275
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	2,282,000	2,259,288
PFP Ltd. Series 2025-12 Class A†	5.128% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	1,420,000	1,427,626
PFP Ltd. Series 2026-13 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	910,000	914,944
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	1,300,000	1,301,235
Post CLO Ltd. Series 2022-1A Class AR†	4.829% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2035	2,750,000	2,753,539
Regatta XI Funding Ltd. Series 2018-1A Class AR2†	4.98% (3 mo. USD Term SOFR + 1.23%)	#	7/17/2037	1,290,000	1,290,984
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.119% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	2,160,000	2,161,290

See Notes to Schedule of Investments.	165

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	$444,231	$447,168
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	1,070,000	1,055,438
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R2†	5.04% (3 mo. USD Term SOFR + 1.23%)	#	4/25/2037	1,750,000	1,752,733
Trinitas CLO XVI Ltd. Series 2021-16AR Class B1R2†(c)	–	(d)	7/20/2034	460,000	460,230
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.079% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	1,700,000	1,701,877
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	385,589	383,543
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.839% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	2,000,000	2,001,586
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	1,935,000	1,938,308
Vibrant CLO XR Ltd. Series 2018-10RA Class A1R†	4.969% (3 mo. USD Term SOFR + 1.24%)	#	4/20/2036	320,000	320,246
Voya CLO Ltd. Series 2013-3A Class A2RR†	5.69% (3 mo. USD Term SOFR + 1.96%)	#	10/18/2031	193,205	193,559
Wellfleet CLO Ltd. Series 2022-1AR Class A1R2†(c)	–	(d)	7/15/2037	1,730,000	1,730,432
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	2,189,279	2,185,316
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.328% (3 mo. USD Term SOFR + 1.49%)	#	7/28/2037	680,000	680,690
Total					113,664,296

Student Loan 0.31%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	1,406,908	1,272,845
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	281,594	276,393
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	1,273,409	1,212,283
Total					2,761,521
Total Asset-Backed Securities (cost $187,784,254)					187,507,361

CONVERTIBLE BONDS 0.04%

Equity Real Estate 0.04%
Redfin Corp. (cost $399,403)	0.50%		4/1/2027	411,000	399,697

166	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 45.04%

Advertising 0.14%
Clear Channel Outdoor Holdings, Inc.†	7.50%		6/1/2029	$1,204,000	$1,207,103
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	76,000	76,138
Total					1,283,241

Aerospace/Defense 0.47%
ATI, Inc.	7.25%		8/15/2030	614,000	636,999
Czechoslovak Group AS (Czech Republic)†(e)	6.50%		1/10/2031	1,325,000	1,348,383
Hexcel Corp.	4.90%		5/15/2031	765,000	751,517
TransDigm, Inc.†	6.75%		8/15/2028	1,500,000	1,511,403
Total					4,248,302

Agriculture 0.31%
Darling Ingredients, Inc.†	5.25%		4/15/2027	894,000	894,728
Imperial Brands Finance PLC (United Kingdom)†(e)	4.875%		2/7/2032	771,000	754,396
Japan Tobacco, Inc. (Japan)†(e)	5.25%		6/15/2030	1,102,000	1,112,698
Total					2,761,822

Airlines 0.05%
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	456,921	461,156

Auto Manufacturers 1.73%
Ford Motor Credit Co. LLC	4.125%		8/17/2027	1,154,000	1,147,357
Ford Motor Credit Co. LLC	5.125%		11/5/2026	2,471,000	2,473,564
Ford Motor Credit Co. LLC	5.303%		9/6/2029	912,000	909,406
Ford Motor Credit Co. LLC	5.431%		8/13/2029	1,030,000	1,030,006
Ford Motor Credit Co. LLC	5.80%		3/8/2029	1,229,000	1,239,183
Ford Motor Credit Co. LLC	5.85%		5/17/2027	823,000	828,267
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,185,000	1,215,040
General Motors Financial Co., Inc.	4.943% (SOFR + 1.29%)	#	1/7/2030	415,000	418,959
General Motors Financial Co., Inc.	5.55%		7/15/2029	963,000	976,680
Hyundai Capital America†	5.30%		1/8/2029	584,000	587,481
Hyundai Capital America†	6.10%		9/21/2028	1,497,000	1,529,185
Hyundai Capital America†	6.50%		1/16/2029	411,000	424,194
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	2,075,000	2,072,967
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	200,000	200,186
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	544,000	537,493
Total					15,589,968

See Notes to Schedule of Investments.	167

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks 6.01%
Banco Internacional del Peru SAA Interbank (Peru)†(e)	4.80%		7/15/2031	$442,000	$431,648
Bank Hapoalim BM (Israel)(e)	4.722%		7/14/2029	820,000	805,894
Bank Leumi Le-Israel BM (Israel)(e)	5.343%		6/29/2029	730,000	733,806
Bank of Ireland Group PLC (Ireland)†(e)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	1,533,000	1,529,888
Bank of Ireland Group PLC (Ireland)†(e)	4.997% (SOFR + 1.16%)	#	11/12/2032	1,451,000	1,427,185
Barclays PLC (United Kingdom)(e)	4.836%		5/9/2028	1,142,000	1,140,063
Barclays PLC (United Kingdom)(e)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	951,000	978,081
BNP Paribas SA (France)†(e)	2.591% (SOFR + 1.23%)	#	1/20/2028	1,034,000	1,025,643
BNP Paribas SA (France)†(e)	5.283% (SOFR + 1.28%)	#	11/19/2030	273,000	273,685
Citigroup, Inc.	3.07% (SOFR + 1.28%)	#	2/24/2028	902,000	895,770
Citigroup, Inc.	4.503% (SOFR + 1.17%)	#	9/11/2031	843,000	822,665
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	1,282,000	1,288,266
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	629,000	629,405
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	1,325,000	1,348,741
Danske Bank AS (Denmark)†(e)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	605,000	597,394
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%)	#	12/1/2032	563,000	559,009
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	1,410,000	1,389,528
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	554,000	554,281
First-Citizens Bank & Trust Co.	5.097% (SOFR + 1.15%)	#	7/13/2029	1,024,000	1,021,980
Freedom Mortgage Corp.†	6.625%		1/15/2027	1,930,000	1,935,047
Goldman Sachs Bank USA	4.656% (SOFR + 0.72%)	#	6/3/2029	2,262,000	2,255,301
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	872,000	864,390
Goldman Sachs Group, Inc.	3.814% (3 mo. USD Term SOFR + 1.42%)	#	4/23/2029	241,000	237,222

168	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%)	#	10/21/2031	$1,488,000	$1,439,003
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%)	#	1/21/2032	1,077,000	1,043,533
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	581,000	582,290
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	293,000	293,291
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	697,000	697,569
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%)	#	4/25/2030	965,000	981,043
HDFC Bank Ltd. (India)†(e)	5.159%		8/26/2029	688,000	685,780
HSBC Holdings PLC (United Kingdom)(e)	4.899% (SOFR + 1.03%)	#	3/3/2029	729,000	730,208
Intesa Sanpaolo SpA (Italy)†(e)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032	1,510,000	1,415,189
Intesa Sanpaolo SpA (Italy)†(e)	5.00% (1 yr. CMT + 0.80%)	#	6/29/2030	460,000	457,565
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%)	#	2/24/2028	246,000	244,199
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	1,166,000	1,158,051
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%)	#	5/6/2030	215,000	208,350
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	417,000	415,753
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%)	#	4/26/2028	283,000	282,494
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%)	#	4/23/2030	1,105,000	1,090,399
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	500,000	501,625
Macquarie Bank Ltd. (Australia)†(e)	3.624%		6/3/2030	418,000	394,426
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	909,000	894,107
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	1,228,000	1,188,198
Morgan Stanley	4.493% (SOFR + 0.95%)	#	1/16/2032	1,120,000	1,085,783
Morgan Stanley	4.555% (SOFR + 0.96%)	#	4/10/2030	1,465,000	1,448,632

See Notes to Schedule of Investments.	169

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	4.708% (SOFR + 1.20%)	#	3/12/2032	$1,087,000	$1,061,314
Morgan Stanley	4.868% (SOFR + 0.85%)	#	7/12/2029	585,000	585,147
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	476,000	476,722
Morgan Stanley	5.173% (SOFR + 1.45%)	#	1/16/2030	1,600,000	1,607,832
Morgan Stanley	5.656% (SOFR + 1.26%)	#	4/18/2030	725,000	736,193
Morgan Stanley Bank NA	4.788% (SOFR + 0.97%)	#	5/10/2030	253,000	251,787
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	1,272,000	1,253,014
NatWest Group PLC (United Kingdom)(e)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	205,000	204,797
Santander U.K. Group Holdings PLC (United Kingdom)(e)	4.32% (SOFR + 1.07%)	#	9/22/2029	429,000	423,614
Standard Chartered PLC (United Kingdom)†(e)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	545,000	535,767
Standard Chartered PLC (United Kingdom)†(e)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	613,000	616,972
Toronto-Dominion Bank (Canada)(e)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	2,479,000	2,477,926
Truist Financial Corp.	4.957% (SOFR + 0.88%)	#	7/23/2030	389,000	387,882
UBS Group AG (Switzerland)†(e)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	769,000	777,182
UniCredit SpA (Italy)†(e)	5.861% (5 yr. USD ICE Swap + 3.70%)	#	6/19/2032	726,000	728,578
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	1,025,000	1,032,210
Westpac Banking Corp. (Australia)(e)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	1,073,000	1,072,208
Total					54,211,525

Beverages 0.21%
Bacardi Ltd./Bacardi-Martini BV†	5.25%		1/15/2029	1,208,000	1,212,113
Bacardi-Martini BV (Netherlands)†(e)	5.55%		2/1/2030	692,000	698,590
Total					1,910,703

170	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.13%
Illumina, Inc.	4.75%	12/12/2030	$964,000	$948,356
Vylor, Inc.†	5.125%	8/15/2031	266,000	265,300
Total				1,213,656

Building Materials 0.10%
Griffon Corp.	5.75%	3/1/2028	853,000	854,414

Chemicals 0.46%
Celanese U.S. Holdings LLC	7.165%	7/15/2027	467,000	474,792
Ma’aden Sukuk Ltd. (Cayman Islands)†(e)	5.25%	2/13/2030	416,000	415,681
Methanex Corp. (Canada)(e)	5.125%	10/15/2027	390,000	390,048
SNF Group SACA (France)†(e)	3.375%	3/15/2030	1,775,000	1,662,188
SNF Group SACA (France)†(e)	5.626%	3/31/2031	1,190,000	1,195,255
Total				4,137,964

Coal 0.05%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	428,000	445,841

Commercial Services 1.22%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	802,000	801,198
Ashtead Capital, Inc.†	4.25%	11/1/2029	200,000	194,677
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	269,000	269,680
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.75%	7/15/2027	258,000	258,799
EquipmentShare.com, Inc.†	9.00%	5/15/2028	748,000	764,651
GEO Group, Inc.	8.625%	4/15/2029	950,000	988,400
Global Payments, Inc.	4.50%	11/15/2028	1,835,000	1,809,913
Mobility Global, Inc.†	5.05%	6/15/2029	560,000	556,933
Mobility Global, Inc.†	5.45%	6/15/2031	930,000	926,508
Quanta Services, Inc.	2.90%	10/1/2030	2,425,000	2,225,951
Quanta Services, Inc.	4.50%	1/15/2031	194,000	188,917
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	916,000	909,805
Sunbelt Rentals Holdings, Inc.†	4.95%	8/12/2030	235,000	232,765
Triton Container International Ltd.†	3.15%	6/15/2031	1,000,000	893,682
Total				11,021,879

Computers 0.02%
Seagate Data Storage Technology Pte. Ltd. (Singapore)(e)	9.625%	12/1/2032	166,000	182,823

See Notes to Schedule of Investments.	171

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services 4.03%
Aercap Funding DAC (Ireland)(e)	4.875%	7/7/2031	$526,000	$516,476
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	1,839,000	1,815,768
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	5/15/2031	370,000	363,918
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	466,000	465,113
Aretec Group, Inc.†	7.50%	4/1/2029	830,000	830,430
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	2,382,000	2,349,347
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	464,000	469,089
Aviation Capital Group LLC†	4.25%	4/30/2029	253,000	248,036
Aviation Capital Group LLC†	5.375%	7/15/2029	1,641,000	1,651,583
Avilease Capital Ltd. (Cayman Islands)†(e)	4.75%	11/12/2030	861,000	836,210
Avilease Capital Ltd. (Cayman Islands)†(e)	5.50%	6/30/2031	317,000	315,528
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.95%	1/15/2028	562,000	562,958
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.375%	5/30/2030	1,736,000	1,740,283
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	3/1/2029	1,074,000	1,088,930
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.75%	11/15/2029	1,880,000	1,907,876
Avolon Holdings Funding Ltd. (Ireland)†(e)	6.375%	5/4/2028	3,000,000	3,065,442
Azorra Finance Ltd. (Cayman Islands)†(e)	7.75%	4/15/2030	800,000	831,021
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	1,509,000	1,513,372
Equitable America Global Funding†	3.95%	9/15/2027	791,000	786,275
Freedom Mortgage Holdings LLC†	9.25%	2/1/2029	138,000	142,755
GGAM Finance Ltd. (Ireland)†(e)	8.00%	6/15/2028	825,000	854,368
Intercontinental Exchange, Inc.	4.90%	9/1/2031	555,000	552,560
LPL Holdings, Inc.†	4.00%	3/15/2029	1,478,000	1,434,413
LPL Holdings, Inc.	5.20%	3/15/2030	61,000	60,894
LPL Holdings, Inc.	5.70%	5/20/2027	334,000	336,487
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	5.15%	3/17/2030	1,034,000	1,024,832
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.40%	3/26/2029	1,197,000	1,229,428
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(e)	6.50%	3/26/2031	325,000	336,812
Midcap Financial Issuer Trust†	6.50%	5/1/2028	750,000	752,066
Navient Corp.	5.00%	3/15/2027	165,000	164,662
OneMain Finance Corp.	6.625%	1/15/2028	732,000	739,407
Rocket Cos., Inc.†	6.125%	8/1/2030	1,389,000	1,408,254
Rocket Cos., Inc.†	6.50%	8/1/2029	1,480,000	1,505,225
Stellantis Financial Services U.S. Corp.†	4.95%	9/15/2028	569,000	564,250
Sumisho Air Lease Corp.†	4.85%	3/24/2031	1,717,000	1,680,863
Sumisho Air Lease Corp.	5.10%	3/1/2029	321,000	321,649

172	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Synchrony Financial	5.019% (SOFR + 1.40%)	#	7/29/2029	$417,000	$415,891
United Wholesale Mortgage LLC†	5.75%		6/15/2027	1,516,000	1,515,426
Total					36,397,897

Electric 3.98%
AES Corp.†	3.95%		7/15/2030	927,000	881,601
AES Corp.	5.20%		7/15/2029	2,045,000	2,046,126
Alexander Funding Trust II†	7.467%		7/31/2028	1,185,000	1,231,785
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	2,174,000	2,177,958
Chpe LLC†	4.875%		6/30/2031	2,580,000	2,543,745
Cleveland Electric Illuminating Co.†	5.00%		2/15/2030	240,000	239,782
Comision Federal de Electricidad (Mexico)(e)	5.70%		1/24/2030	800,000	801,829
Constellation Energy Generation LLC	4.625%		2/1/2029	1,069,000	1,058,071
Constellation Energy Generation LLC	5.00%		2/1/2031	1,681,000	1,665,781
Enel Americas SA (Chile)(e)	4.00%		10/25/2026	800,000	798,828
ENEL Finance International NV (Netherlands)†(e)	4.375%		9/30/2030	910,000	885,443
ENEL Finance International NV (Netherlands)†(e)	4.625%		7/13/2029	773,000	765,762
ENEL Finance International NV (Netherlands)†(e)	5.125%		6/26/2029	858,000	863,608
Interstate Power & Light Co.	5.10%		9/30/2031	396,000	394,758
ITC Holdings Corp.†	4.875%		4/15/2031	1,611,000	1,589,684
Liberty Utilities Co.†	5.10%		5/15/2031	1,930,000	1,904,599
Liberty Utilities Co.†	5.577%		1/31/2029	678,000	686,423
Niagara Mohawk Power Corp.†	4.647%		10/3/2030	495,000	486,263
NRG Energy, Inc.†	4.734%		10/15/2030	1,889,000	1,843,909
NRG Energy, Inc.†	4.955%		4/30/2031	229,000	222,839
NRG Energy, Inc.	5.75%		1/15/2028	175,000	175,082
NRG Energy, Inc.†	5.75%		7/15/2029	365,000	364,573
Pacific Gas & Electric Co.	5.00%		6/4/2028	466,000	467,424
PG&E Corp.	5.00%		7/1/2028	800,000	788,460
PG&E Corp.	5.25%		7/1/2030	302,000	294,055
PSEG Power LLC†	5.20%		5/15/2030	426,000	426,652
Vistra Operations Co. LLC†	3.70%		1/30/2027	259,000	258,057
Vistra Operations Co. LLC†	4.30%		10/15/2028	587,000	578,056
Vistra Operations Co. LLC†	4.375%		5/1/2029	1,397,000	1,366,920
Vistra Operations Co. LLC†	4.55%		10/30/2028	346,000	342,289
Vistra Operations Co. LLC†	4.70%		1/31/2031	801,000	777,691
Vistra Operations Co. LLC†	5.00%		4/30/2031	768,000	753,408
Vistra Operations Co. LLC†	6.875%		4/15/2032	2,582,000	2,665,998
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,402,000	3,544,656
Total					35,892,115

See Notes to Schedule of Investments.	173

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electronics 0.09%
TD SYNNEX Corp.	4.30%	1/17/2029	$499,000	$490,298
Vontier Corp.	2.95%	4/1/2031	304,000	275,059
Total				765,357

Engineering & Construction 0.31%
Delhi International Airport Ltd. (India)(e)	6.125%	10/31/2026	540,000	540,943
Jacobs Solutions, Inc.	4.75%	3/3/2031	1,050,000	1,025,627
MasTec, Inc.†	4.50%	8/15/2028	1,275,000	1,260,171
Total				2,826,741

Entertainment 0.53%
Churchill Downs, Inc.†	4.75%	1/15/2028	840,000	834,612
Flutter Treasury DAC (Ireland)†(e)	5.875%	6/4/2031	1,570,000	1,543,918
Flutter Treasury DAC (Ireland)†(e)	6.375%	4/29/2029	1,161,000	1,175,948
Penn Entertainment, Inc.†	5.625%	1/15/2027	1,250,000	1,255,661
Total				4,810,139

Environmental Control 0.15%
Madison IAQ LLC†	4.125%	6/30/2028	1,387,000	1,367,928

Food 0.26%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	976,000	983,206
Conagra Brands, Inc.	7.00%	10/1/2028	173,000	179,593
Pilgrim’s Pride Corp.	4.25%	4/15/2031	1,197,000	1,139,698
Total				2,302,497

Forest Products & Paper 0.06%
Inversiones CMPC SA (Chile)(e)	3.85%	1/13/2030	610,000	565,536

Gas 0.25%
National Fuel Gas Co.	4.75%	5/15/2029	330,000	327,387
National Fuel Gas Co.	5.05%	10/15/2031	962,000	946,460
National Fuel Gas Co.	5.50%	3/15/2030	578,000	583,340
Snam SpA (Italy)†(e)	5.00%	5/28/2030	427,000	425,281
Total				2,282,468

Health Care-Products 1.21%
180 Medical, Inc.†	3.875%	10/15/2029	2,454,000	2,372,940
Baxter International, Inc.	2.272%	12/1/2028	426,000	401,626
Baxter International, Inc.	2.539%	2/1/2032	1,048,000	900,960
Baxter International, Inc.	4.45%	2/15/2029	203,000	200,314
Baxter International, Inc.	4.90%	12/15/2030	1,167,000	1,146,509
Dentsply Sirona, Inc.	3.25%	6/1/2030	2,470,000	2,284,341

174	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products (continued)
Medline Borrower LP†	3.875%	4/1/2029	$1,665,000	$1,613,292
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.00%	6/15/2031	689,000	679,085
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	1,275,000	1,296,955
Total				10,896,022

Health Care-Services 1.75%
Adventist Health System	4.742%	12/1/2030	1,934,000	1,898,016
Centene Corp.	2.45%	7/15/2028	1,030,000	981,703
Centene Corp.	3.00%	10/15/2030	837,000	755,375
Centene Corp.	4.25%	12/15/2027	1,168,000	1,161,848
CommonSpirit Health	4.352%	9/1/2030	795,000	771,215
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	173,000	171,723
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	448,000	394,396
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	1,000,000	886,444
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	490,000	473,104
Icon Investments Six DAC (Ireland)†(e)	5.064%	8/13/2029	309,000	308,446
Icon Investments Six DAC (Ireland)†(e)	5.421%	8/13/2031	794,000	790,216
Icon Investments Six DAC (Ireland)(e)	5.849%	5/8/2029	2,195,000	2,234,091
IQVIA, Inc.†	5.00%	5/15/2027	325,000	325,101
IQVIA, Inc.	5.70%	5/15/2028	200,000	202,458
IQVIA, Inc.	6.25%	2/1/2029	647,000	664,625
Rede D’or Finance SARL (Luxembourg)(e)	4.95%	1/17/2028	775,000	767,427
Tenet Healthcare Corp.	6.125%	10/1/2028	1,820,000	1,822,528
Universal Health Services, Inc.	2.65%	10/15/2030	240,000	215,576
Universal Health Services, Inc.	4.625%	10/15/2029	413,000	406,390
Universal Health Services, Inc.	5.50%	9/1/2031	595,000	594,992
Total				15,825,674

Home Builders 0.09%
LGI Homes, Inc.†	8.75%	12/15/2028	800,000	823,955

Home Furnishings 0.10%
Leggett & Platt, Inc.	3.50%	11/15/2027	900,000	883,300

Insurance 1.70%
Aon Corp.	8.205%	1/1/2027	1,183,000	1,196,163
Athene Global Funding†	1.985%	8/19/2028	1,807,000	1,703,244
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,277,000	1,280,458
Brighthouse Financial Global Funding†	5.65%	6/10/2029	1,324,000	1,331,310
CNO Global Funding†	4.375%	9/8/2028	424,000	419,031
CNO Global Funding†	4.70%	12/11/2030	542,000	527,718
CNO Global Funding†	4.875%	12/10/2027	545,000	544,956

See Notes to Schedule of Investments.	175

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
CNO Global Funding†	4.95%	9/9/2029	$301,000	$299,887
Equitable Financial Life Global Funding†	5.45%	3/3/2028	1,989,000	2,006,229
F&G Annuities & Life, Inc.	7.40%	1/13/2028	1,120,000	1,145,858
F&G Global Funding†	4.65%	9/8/2028	462,000	456,151
F&G Global Funding†	5.875%	6/10/2027	472,000	476,037
Jackson National Life Global Funding†	4.55%	9/9/2030	723,000	703,839
Jackson National Life Global Funding†	4.60%	10/1/2029	449,000	442,335
Jackson National Life Global Funding†	5.35%	1/13/2030	269,000	269,332
MGIC Investment Corp.	5.25%	8/15/2028	750,000	748,431
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	347,000	338,367
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	420,000	419,190
NMI Holdings, Inc.	6.00%	8/15/2029	273,000	277,040
Protective Life Global Funding†	5.763%	7/5/2030	195,000	199,638
USI, Inc.†	7.50%	1/15/2032	567,000	591,875
Total				15,377,089

Internet 0.63%
Rakuten Group, Inc. (Japan)†(e)	11.25%	2/15/2027	2,025,000	2,079,756
Uber Technologies, Inc.†	4.50%	8/15/2029	3,271,000	3,226,504
VeriSign, Inc.	5.10%	7/15/2031	399,000	395,838
Total				5,702,098

Investment Companies 0.28%
Blackstone Private Credit Fund	2.625%	12/15/2026	1,097,000	1,090,163
Blackstone Secured Lending Fund	2.125%	2/15/2027	390,000	384,909
HAT Holdings I LLC/HAT Holdings II LLC†	3.75%	9/15/2030	1,100,000	1,022,306
Total				2,497,378

Leisure Time 0.80%
Carnival Corp. Ltd.†	4.00%	8/1/2028	3,748,000	3,671,589
Carnival Corp. Ltd.†	5.125%	5/1/2029	1,196,000	1,190,512
Carnival Corp. Ltd.†	5.75%	3/15/2030	430,000	432,790
Carnival Corp. Ltd.†	5.875%	6/15/2031	219,000	219,883
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	628,000	628,779
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	1,115,000	1,116,958
Total				7,260,511

Lodging 0.20%
Las Vegas Sands Corp.	5.90%	6/1/2027	86,000	86,700
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028	840,000	837,069
Studio City Finance Ltd.	6.50%	1/15/2028	871,000	870,278
Total				1,794,047

176	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Construction & Mining 0.15%
Vertiv Group Corp.†	4.125%	11/15/2028	$1,354,000	$1,342,427

Machinery-Diversified 0.04%
TK Elevator U.S. Newco, Inc.†	5.25%	7/15/2027	398,000	398,123

Media 1.21%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	893,000	892,353
Comcast Corp.	3.40%	4/1/2030	279,000	263,653
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	450,000	449,018
Discovery Communications LLC	3.95%	3/20/2028	678,000	671,152
Discovery Global Holdings, Inc.	3.755%	3/15/2027	729,000	726,226
Discovery Global Holdings, Inc.	4.054%	3/15/2029	1,865,000	1,847,581
Paramount Global	2.90%	1/15/2027	508,000	503,853
Paramount Global	3.375%	2/15/2028	866,000	847,052
Paramount Global	3.70%	6/1/2028	232,000	226,057
Paramount Global	4.20%	6/1/2029	258,000	247,527
Space Exploration Technologies Corp.†	5.35%	7/15/2031	3,343,000	3,268,844
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(e)	5.50%	3/1/2028	1,004,796	990,416
Total				10,933,732

Mining 0.52%
Anglo American Capital PLC (United Kingdom)†(e)	4.625%	3/19/2031	647,000	631,351
Corp. Nacional del Cobre de Chile (Chile)(e)	3.625%	8/1/2027	800,000	791,895
First Quantum Minerals Ltd. (Canada)†(e)	8.625%	6/1/2031	665,000	692,545
Freeport-McMoRan, Inc.	5.25%	9/1/2029	587,000	588,972
Glencore Funding LLC†	5.186%	4/1/2030	1,007,000	1,008,389
Glencore Funding LLC†	6.375%	10/6/2030	897,000	936,035
Total				4,649,187

Miscellaneous Manufacturing 0.13%
Trinity Industries, Inc.†	7.75%	7/15/2028	1,157,000	1,183,309

Oil & Gas 5.49%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	2,525,000	2,627,800
Antero Resources Corp.†	5.375%	3/1/2030	962,000	962,263
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	420,000	420,249
Chord Energy Corp.†	6.00%	10/1/2030	791,000	800,734
CITGO Petroleum Corp.†	8.375%	1/15/2029	2,930,000	3,011,522
Continental Resources, Inc.†	2.268%	11/15/2026	4,431,000	4,412,219

See Notes to Schedule of Investments.	177

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Continental Resources, Inc.	4.375%	1/15/2028	$1,204,000	$1,195,274
Continental Resources, Inc.†	5.75%	1/15/2031	2,510,000	2,542,817
Devon Energy Corp.	5.875%	6/15/2028	4,163,000	4,157,356
Ecopetrol SA (Colombia)(e)	8.625%	1/19/2029	2,117,000	2,246,562
EQT Corp.	7.50%	6/1/2030	327,000	349,790
Expand Energy Corp.	5.375%	2/1/2029	583,000	583,108
Expand Energy Corp.	5.375%	3/15/2030	1,090,000	1,094,153
Gulfport Energy Operating Corp.†	6.75%	9/1/2029	1,133,000	1,155,321
Helmerich & Payne, Inc.	4.65%	12/1/2027	599,000	597,899
HF Sinclair Corp.	5.00%	2/1/2028	1,500,000	1,497,455
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,120,000	1,124,276
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	4/15/2030	270,000	269,888
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,022,000	1,028,515
Medco Laurel Tree Pte. Ltd. (Singapore)(e)	6.95%	11/12/2028	848,000	850,650
Noble Finance II LLC†	8.00%	4/15/2030	860,000	889,696
Occidental Petroleum Corp.	7.50%	5/1/2031	195,000	213,313
Occidental Petroleum Corp.	8.875%	7/15/2030	1,181,000	1,316,246
OGX Austria GmbH (Brazil)†(e)(f)	8.50%	6/1/2018	225,000	5
Permian Resources Operating LLC†	5.875%	7/1/2029	1,676,000	1,678,724
Permian Resources Operating LLC†	7.00%	1/15/2032	2,107,000	2,177,829
Petrobras Global Finance BV (Netherlands)(e)	5.125%	9/10/2030	1,339,000	1,317,241
Petroleos Mexicanos (Mexico)(e)	8.75%	6/2/2029	574,247	615,759
SM Energy Co.	6.50%	7/15/2028	814,000	816,216
SM Energy Co.	6.625%	1/15/2027	390,000	390,878
SM Energy Co.†	6.75%	8/1/2029	1,174,000	1,201,233
SM Energy Co.†	8.375%	7/1/2028	1,523,000	1,559,174
SM Energy Co.†	8.75%	7/1/2031	975,000	1,020,474
Sunoco LP†	5.875%	7/15/2027	390,000	391,052
Sunoco LP†	7.00%	5/1/2029	884,000	907,515
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	850,000	867,826
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	400,000	372,506
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	1,250,000	1,238,157
Transocean Aquila Ltd.†	8.00%	9/30/2028	840,000	857,879
Viper Energy Partners LLC	4.90%	8/1/2030	497,000	492,022
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	297,000	307,952
Total				49,559,548

Oil & Gas Services 0.13%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	741,000	779,348
Weatherford International Ltd.†	8.625%	4/30/2030	390,000	394,911
Total				1,174,259

178	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	$333,000	$333,832

Pharmaceuticals 0.76%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	504,000	497,434
Bayer U.S. Finance LLC†	6.375%	11/21/2030	3,600,000	3,748,572
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	1,210,000	1,198,426
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(e)	3.15%	10/1/2026	1,441,000	1,439,063
Total				6,883,495

Pipelines 2.93%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	1,400,000	1,402,926
Buckeye Partners LP	3.95%	12/1/2026	1,136,000	1,132,872
Buckeye Partners LP†	6.875%	7/1/2029	380,000	389,561
Cheniere Energy Partners LP	4.00%	3/1/2031	330,000	314,915
Colonial Enterprises, Inc.†	3.25%	5/15/2030	2,100,000	1,953,325
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	966,000	1,001,669
DT Midstream, Inc.†	4.125%	6/15/2029	1,892,000	1,848,468
Energy Transfer LP†	6.00%	2/1/2029	2,946,000	2,961,419
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	1,495,000	1,540,463
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%	4/15/2030	360,000	376,261
Hess Midstream Operations LP†	5.125%	6/15/2028	240,000	239,522
Hess Midstream Operations LP†	5.875%	3/1/2028	662,000	669,549
Kinetik Holdings LP†	6.625%	12/15/2028	1,560,000	1,588,735
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%	2/15/2029	114,000	117,638
NGPL PipeCo LLC†	3.25%	7/15/2031	413,000	376,189
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	756,000	756,981
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	916,000	911,813
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	1,500,000	1,500,594
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	865,000	853,826
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	2,079,000	2,091,359
Western Midstream Operating LP	6.35%	1/15/2029	1,688,000	1,739,397
Western Midstream Operating LP†	7.25%	4/1/2030	1,875,000	1,960,926
Whistler Pipeline LLC†	5.40%	9/30/2029	690,000	696,341
Total				26,424,749

See Notes to Schedule of Investments.	179

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
REITS 2.04%
EPR Properties	3.75%	8/15/2029	$323,000	$310,387
EPR Properties	4.75%	12/15/2026	3,360,000	3,360,117
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	557,000	543,106
Iron Mountain, Inc.†	4.875%	9/15/2027	858,000	856,023
Iron Mountain, Inc.†	5.25%	3/15/2028	362,000	361,191
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	544,000	543,198
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	2,704,000	2,635,712
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	456,000	471,352
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	300,000	300,429
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	866,000	835,444
SBA Communications Corp.	4.875%	1/15/2030	588,000	583,150
SBA Communications Corp.	5.15%	7/15/2031	780,000	774,238
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	2,599,000	2,588,391
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	2,638,000	2,556,740
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	840,000	820,612
WEA Finance LLC†	2.875%	1/15/2027	592,000	588,335
WEA Finance LLC†	3.50%	6/15/2029	312,000	299,840
Total				18,428,265

Retail 0.12%
7-Eleven, Inc.†	1.80%	2/10/2031	670,000	580,510
Dick’s Sporting Goods, Inc.	4.00%	10/1/2029	539,000	523,136
Total				1,103,646

Semiconductors 1.16%
Entegris, Inc.†	4.75%	4/15/2029	1,315,000	1,296,094
Foundry JV Holdco LLC†	5.50%	1/25/2031	1,158,000	1,168,416
Foundry JV Holdco LLC†	5.90%	1/25/2030	3,352,000	3,426,597
Foundry JV Holdco LLC†	6.15%	1/25/2032	771,000	795,077
Intel Corp.	2.45%	11/15/2029	377,000	348,663
Intel Corp.	4.65%	6/1/2031	1,145,000	1,117,300
Kioxia Holdings Corp. (Japan)†(e)	6.25%	7/24/2030	386,000	394,811
Microchip Technology, Inc.	5.05%	3/15/2029	567,000	568,842
Microchip Technology, Inc.	5.05%	2/15/2030	498,000	495,618
Skyworks Solutions, Inc.	5.00%	8/10/2028	867,000	866,798
Total				10,478,216

180	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.14%
MSCI, Inc.†	3.625%	9/1/2030	$356,000	$333,844
MSCI, Inc.†	4.00%	11/15/2029	883,000	851,334
Oracle Corp.	2.95%	4/1/2030	664,000	601,742
Oracle Corp.	4.45%	9/26/2030	2,748,000	2,602,119
Oracle Corp.	4.55%	2/4/2029	2,692,000	2,631,593
Oracle Corp.	4.95%	2/4/2031	1,410,000	1,351,640
ROBLOX Corp.†	3.875%	5/1/2030	767,000	722,523
SS&C Technologies, Inc.†	5.50%	9/30/2027	1,175,000	1,176,058
Total				10,270,853

Telecommunications 0.52%
AT&T Mobility LLC	7.125%	12/15/2031	1,475,000	1,566,123
Big Sky Funding LLC†	5.75%	10/20/2035	463,000	455,650
NTT Finance Corp. (Japan)†(e)	4.828%	11/1/2029	775,000	770,589
Telefonica Europe BV (Netherlands)(e)	8.25%	9/15/2030	514,000	569,930
Viasat, Inc.†	5.625%	4/15/2027	1,304,000	1,305,629
Total				4,667,921

Toys/Games/Hobbies 0.26%
Hasbro, Inc.	3.90%	11/19/2029	535,000	517,463
Mattel, Inc.†	3.75%	4/1/2029	179,000	172,384
Mattel, Inc.	5.00%	11/17/2030	1,041,000	1,029,294
Mattel, Inc.†	5.875%	12/15/2027	609,000	609,044
Total				2,328,185

Transportation 0.63%
GXO Logistics, Inc.	2.65%	7/15/2031	196,000	173,223
GXO Logistics, Inc.	6.25%	5/6/2029	1,116,000	1,146,340
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(e)	4.875%	4/29/2031	478,000	466,659
Pacific National Finance Pty. Ltd. (Australia)(e)	4.75%	3/22/2028	1,400,000	1,383,631
Rumo Luxembourg SARL (Luxembourg)(e)	5.25%	1/10/2028	400,000	394,246
XPO, Inc.†	6.25%	6/1/2028	2,136,000	2,155,508
Total				5,719,607

Trucking & Leasing 0.32%
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.90%	10/10/2030	290,000	284,967
FTAI Aviation Investors LLC†	5.50%	5/1/2028	2,190,000	2,186,199
SMBC Aviation Capital Finance DAC (Ireland)†(e)	4.95%	7/23/2029	399,000	397,816
Total				2,868,982

See Notes to Schedule of Investments.	181

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Water 0.13%
Nova Securitisation SARL (Luxembourg)†(e)	5.75%	2/3/2031	$1,220,000	$1,171,853
Total Corporate Bonds (cost $408,351,715)				406,514,235

FLOATING RATE LOANS(g) 2.88%

Aerospace & Defense 0.17%
TransDigm, Inc. 2025 Term Loan K	5.936% (1 mo. USD Term SOFR + 2.25%)	3/22/2030	1,496,231	1,501,318

Airlines 0.05%
American Airlines, Inc. 2025 Term Loan	5.979% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	430,849	431,417

Biotechnology 0.17%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.161% (1 mo. USD Term SOFR + 1.38%)	2/4/2030	1,558,606	1,552,761

Chemicals 0.03%
Element Solutions, Inc. 2026 Term Loan B	5.436% (1 mo. USD Term SOFR + 1.75%)	12/18/2030	231,602	232,264

Commercial Services 0.22%
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%)	5/4/2028	1,941,068	1,942,358

Diversified Financial Services 0.16%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	1,481,203	1,486,617

Electronics 0.19%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.517% (1 mo. USD Term SOFR + 0.88%)	8/22/2028	1,432,000	1,427,525
Honeywell International, Inc. Term Loan A1	4.561% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	312,500	312,500
Total				1,740,025

Leisure Time 0.10%
GBT U.S. III LLC 2026 Term Loan B	5.81% (3 mo. USD Term SOFR + 2.00%)	7/25/2031	897,721	897,722

182	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Machinery: Diversified 0.15%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(e)	6.704% (6 mo. USD Term SOFR + 2.75%)	4/30/2030	$1,346,625	$1,355,149

Media 0.43%
Charter Communications Operating LLC 2023 Term Loan B4	5.725% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	2,380,125	2,358,680
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	1,548,067	1,525,194
Total				3,883,874

Miscellaneous Manufacture 0.17%
ITT, Inc. Delayed Draw Term Loan	4.81% (1 mo. USD Term SOFR + 1.13%)	2/18/2028	1,563,826	1,560,894

Oil & Gas 0.16%
Hilcorp Energy I LP Term Loan B	5.409% (1 mo. USD Term SOFR + 1.75%)	2/11/2030	1,447,280	1,449,089

Pharmaceuticals 0.26%
Organon & Co. 2024 USD Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)	5/19/2031	2,330,000	2,332,179

Retail 0.61%
7-Eleven, Inc. Term Loan (2028)	4.957% (3 mo. USD Term SOFR + 1.20%)	12/11/2028	2,550,000	2,548,406
Lowes Cos., Inc. Delayed Draw Term Loan	4.761% (3 mo. USD Term SOFR + 1.00%)	9/15/2028	3,000,000	2,983,200
Total				5,531,606

Software 0.01%
RealPage, Inc. 1st Lien Term Loan	6.994% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	56,092	55,350
Total Floating Rate Loans (cost $26,034,183)				25,952,623

FOREIGN GOVERNMENT OBLIGATIONS(e) 1.83%

Colombia 0.22%
Colombia Government International Bonds	5.375%	1/21/2029	1,964,000	1,960,661

Dominican Republic 0.18%
Dominican Republic International Bonds	5.50%	2/22/2029	670,000	672,010
Dominican Republic International Bonds	5.95%	1/25/2027	648,000	652,536

See Notes to Schedule of Investments.	183

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Dominican Republic (continued)
Dominican Republic International Bonds	8.625%		4/20/2027	$298,000	$304,891
Total					1,629,437

Guatemala 0.04%
Guatemala Government Bonds	4.875%		2/13/2028	400,000	398,894

Kazakhstan 0.14%
Development Bank of Kazakhstan JSC	5.50%		4/15/2027	1,250,000	1,257,658

Mexico 0.46%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	4,129,000	4,127,968

Romania 0.59%
Romania Government International Bonds	5.25%		11/25/2027	2,046,000	2,045,853
Romania Government International Bonds†	5.75%		9/16/2030	936,000	935,429
Romania Government International Bonds†	5.875%		1/30/2029	1,046,000	1,053,907
Romania Government International Bonds	6.625%		2/17/2028	1,260,000	1,284,367
Total					5,319,556

Turkey 0.20%
Turkiye Government International Bonds	4.875%		10/9/2026	600,000	599,611
Turkiye Government International Bonds	8.60%		9/24/2027	400,000	412,135
Turkiye Ihracat Kredi Bankasi AS†	6.125%		5/2/2029	800,000	790,989
Total					1,802,735
Total Foreign Government Obligations (cost $16,513,635)					16,496,909

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(h)	0.275%	#(i)	11/25/2026	11,460,393	1,874
Government National Mortgage Association Series 2013-193 Class IO(h)	0.121%	#(i)	1/16/2055	12,326	21
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	9,843	9,705
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $11,614)					11,600

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.10%
Federal Home Loan Mortgage Corp.	4.855% (30 day USD SOFR Average + 2.14%)	#	10/1/2055	369,968	367,678
Federal Home Loan Mortgage Corp.	4.885% (30 day USD SOFR Average + 2.12%)	#	3/1/2056	1,178,632	1,166,887
Federal Home Loan Mortgage Corp.	4.998% (30 day USD SOFR Average + 2.24%)	#	9/1/2055	342,292	340,316
Federal Home Loan Mortgage Corp.	5.359% (30 day USD SOFR Average + 2.18%)	#	8/1/2055	292,951	294,689

184	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	5.426% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	$432,709	$433,031
Federal Home Loan Mortgage Corp.	5.501% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	795,884	802,907
Federal Home Loan Mortgage Corp.	5.617% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	441,167	445,544
Federal Home Loan Mortgage Corp.	5.841% (30 day USD SOFR Average + 2.12%)	#	5/1/2055	536,267	543,340
Federal Home Loan Mortgage Corp.	5.998% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	279,612	284,417
Federal National Mortgage Association	4.54% (30 day USD SOFR Average + 2.25%)	#	4/1/2056	650,197	643,271
Federal National Mortgage Association	4.59% (30 day USD SOFR Average + 2.08%)	#	4/1/2056	651,705	645,448
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%)	#	3/1/2056	2,222,703	2,204,780
Federal National Mortgage Association	5.459% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	152,219	153,218
Federal National Mortgage Association	5.508% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	102,580	103,897
Federal National Mortgage Association	5.719% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	679,392	688,234
Federal National Mortgage Association	5.833% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	157,411	159,975
Federal National Mortgage Association	5.964% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	2,138,884	2,176,766
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	5,726,363	5,935,567
Uniform Mortgage-Backed Security(j)	4.50%		TBA	1,506,000	1,468,783
Uniform Mortgage-Backed Security(j)	5.00%		TBA	14,451,000	14,368,261
Uniform Mortgage-Backed Security(j)	5.50%		TBA	8,249,000	8,322,861
Uniform Mortgage-Backed Security(j)	6.00%		TBA	4,387,000	4,479,960
Total Government Sponsored Enterprises Pass-Throughs (cost $46,280,353)					46,029,830

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.53%
ALA Trust Series 2025-OANA Class A†	5.382% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	550,000	553,499
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.389% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	260,000	260,779
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	3/15/2038	680,000	682,585

See Notes to Schedule of Investments.	185

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	$266,463	$262,318
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	1,000,000	937,218
Bank5 Series 2023-5YR2 Class A3	6.656%	#(i)	7/15/2056	1,731,000	1,771,966
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	1,170,000	1,192,983
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	830,000	844,934
Bank5 Series 2026-5YR24 Class A3	5.832%		8/15/2031	340,000	348,915
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	1,560,000	1,402,801
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	1,188,058	1,176,401
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	970,000	991,090
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(i)	2/15/2051	360,000	354,592
Benchmark Mortgage Trust Series 2018-B7 Class A4	4.51%	#(i)	5/15/2053	1,525,000	1,506,293
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	560,000	537,606
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(i)	11/15/2057	750,000	765,766
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	1,210,000	1,230,348
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	1,690,000	1,719,565
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(i)	5/15/2056	1,100,000	1,128,354
Benchmark Mortgage Trust Series 2024-V8 Class A3	6.189%	#(i)	7/15/2057	460,000	471,818
Benchmark Mortgage Trust Series 2025-V18 Class A3	5.184%		10/15/2058	1,890,000	1,891,754
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.127%		3/15/2059	2,540,000	2,535,429
Benchmark Mortgage Trust Series 2026-V23 Class A3	5.853%		8/28/2059	390,000	400,021
BMO Mortgage Trust Series 2023-5C2 Class A2	6.673%		11/15/2056	500,000	511,398
BMO Mortgage Trust Series 2023-5C2 Class A3	7.296%	#(i)	11/15/2056	800,000	827,571
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(i)	12/15/2057	750,000	759,135
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	1,770,000	1,795,282
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	920,000	918,251
BWAY Mortgage Trust Series 2013-1515 Class XB†(h)	0.534%	#(i)	3/10/2033	47,800,000	311,833
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.019% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	381,274	382,438
BX Trust Series 2024-CNYN Class A†	5.081% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	368,987	369,982

186	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust Series 2025-ARIA Class A†	5.199%	#(i)	12/13/2042	$870,000	$861,490
BX Trust Series 2025-ROIC Class A†	4.783% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	472,338	471,911
BX Trust Series 2025-TAIL Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	560,000	561,689
BX Trust Series 2025-VOLT Class A†	5.339% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	1,470,000	1,468,777
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(h)	0.905%	#(i)	11/10/2049	495,434	5
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.752%	#(i)	12/10/2054	2,915,915	29
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(h)	0.008%	#(i)	6/10/2048	1,066,110	20
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4	4.009%		3/10/2051	1,020,000	1,007,748
COMM Mortgage Trust Series 2012-CR4 Class XA(h)	1.289%	#(i)	10/15/2045	861,123	22,032
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(h)	1.527%	#(i)	8/10/2049	192,977	2
CONE Trust Series 2024-DFW1 Class A†	5.281% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	650,000	647,765
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(h)	0.686%	#(i)	9/15/2037	39,135,267	279,625
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(h)	0.857%	#(i)	11/15/2049	323,354	3
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	950,000	878,468
CSMC Trust Series 2016-NXSR Class XB(h)	0.479%	#(i)	12/15/2049	20,135,000	201
DBC Mortgage Trust Series 2025-DBC Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	410,000	411,021
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	2,190,000	2,161,828
DBWF Mortgage Trust Series 2016-85T Class XA†(h)	0.116%	#(i)	12/10/2036	61,529,000	3,692
EQT Trust Series 2026-IND1 Class A†	4.839% (1 mo. USD Term SOFR + 1.20%)	#	7/15/2041	1,140,000	1,142,861
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	5/25/2042	390,000	401,459
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	1,530,000	1,563,731

See Notes to Schedule of Investments.	187

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.643% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	$425,642	$427,293
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class A1†	5.493% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	254,679	255,511
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.993% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	218,485	218,748
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	1,148,555	1,152,730
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.693% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	308,000	307,740
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	505,036	505,110
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	315,000	315,136
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.793% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	133,149	133,159
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.793% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	405,541	405,570
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.593% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	619,744	618,816
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.743% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	234,685	234,676

188	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R02 Class 1A1†	4.643% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	$284,033	$284,114
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.643% (30 day USD SOFR Average + 1.00%)	#	7/25/2045	258,622	258,264
GS Mortgage Securities Trust Series 2017-GS7 Class A4	3.43%		8/10/2050	3,130,000	3,092,508
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	300,000	282,317
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(i)	1/13/2040	810,000	817,280
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	5,000,000	944,947
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(h)	0.503%	#(i)	6/10/2027	2,906,000	1,453
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(h)	0.16%	#(i)	6/10/2027	1,292,000	1
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(h)	0.772%	#(i)	12/15/2049	2,016,923	20
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(h)	1.146%	#(i)	9/15/2050	5,266,243	22,369
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XA†(h)	0.639%	#(i)	7/5/2031	129,394,000	18,982
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class XB†(h)	0.308%	#(i)	7/5/2031	50,413,000	3,690
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XBFX†(h)	0.555%	#(i)	7/5/2033	95,152,000	793,924
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-COR5 Class A4	3.386%		6/13/2052	2,060,000	1,966,828
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(h)	0.846%	#(i)	11/15/2047	310,422	3
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.529% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	670,000	671,278
LBA Trust Series 2024-7IND Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	390,606	391,482
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	1,320,000	1,321,251

See Notes to Schedule of Investments.	189

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	$1,140,000	$1,157,001
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(h)	1.268%	#(i)	11/15/2049	1,353,548	14
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(i)	9/24/2057	2,546,523	2,500,859
PSA Trust Series 2026-STOR Class A†	5.554%	#(i)	8/15/2031	660,000	661,360
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	1,030,000	1,034,183
SCG Trust Series 2025-SNIP Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	9/15/2042	900,000	904,744
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(i)	2/25/2050	12,660	12,216
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	910,000	903,798
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	80,000	74,499
Wells Fargo Commercial Mortgage Trust Series 2016-LC24 Class XB(h)	0.998%	#(i)	10/15/2049	3,141,476	31
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	150,000	144,995
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,080,000	1,100,320
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	2,160,000	2,219,375
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,030,000	1,047,213
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(h)	0.815%	#(i)	8/15/2047	7,667,635	23,945
Total Non-Agency Commercial Mortgage-Backed Securities (cost $71,034,758)					67,957,035

U.S. TREASURY OBLIGATIONS 16.46%
U.S. Treasury Inflation-Indexed Bonds(k)	0.125%		2/15/2051	9,621,300	4,835,564
U.S. Treasury Inflation-Indexed Notes(k)	0.125%		4/15/2027	16,560,740	16,301,444
U.S. Treasury Inflation-Indexed Notes(k)	1.25%		4/15/2028	50,107,050	49,263,057
U.S. Treasury Inflation-Indexed Notes(k)	1.625%		4/15/2030	32,525,200	31,946,905
U.S. Treasury Inflation-Indexed Notes(k)	1.875%		7/15/2035	4,576,660	4,404,966
U.S. Treasury Inflation-Indexed Notes(k)	1.875%		1/15/2036	25,696,750	24,534,468
U.S. Treasury Notes	4.125%		5/31/2031	17,501,000	17,228,230
Total U.S. Treasury Obligations (cost $151,363,901)					148,514,634
Total Long-Term Investments (cost $907,773,816)					899,383,924

190	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Investments	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.28%

REPURCHASE AGREEMENTS 0.28%
Repurchase Agreement dated 8/31/2026, 3.580% due 9/1/2026 with Barclays Capital, Inc. collateralized by $1,813,900 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $1,566,327; proceeds: $1,535,153 (cost $1,535,000)	$1,535,000	$1,535,000
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $884,300 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $1,029,821; proceeds: $1,009,655 (cost $1,009,564)	1,009,564	1,009,564
Total Repurchase Agreements (cost $2,544,564)		2,544,564
Total Investments in Securities 99.94% (cost $910,318,380)		901,928,488
Other Assets and Liabilities – Net 0.06%		580,703
Net Assets 100.00%		$902,509,191

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $432,171,181, which represents 47.89% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Securities purchased on a when-issued basis.
(d)	Interest rate to be determined.
(e)	Foreign security traded in U.S. dollars.
(f)	Defaulted.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(h)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.

See Notes to Schedule of Investments.	191

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.IG.S41	1.00%	12/20/2028	$6,540,000	$27,967	$80,310	$108,277
CDX.NA.IG.S42	1.00%	6/20/2029	12,718,000	171,386	61,117	232,503
CDX.NA.IG.S43	1.00%	12/20/2029	7,500,000	122,755	23,417	146,172
Oracle Corp.	1.00%	12/20/2027	1,725,000	8,649	(5,552)	3,097
Total				$330,757	$159,292	$490,049

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
Oracle Corp.	1.00%	12/20/2030	$402,000	$(5,978)	$(6,960)	$(12,938)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $164,844. Total unrealized depreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $12,512.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
12-Month USD SOFR Index	3.844%	8/6/2027	$20,000,000	$ –	$(52,251)	$(52,251)

SOFR	Secured Overnight Financing Rate.

192	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
1.976%	CPI Urban Consumer NSA	12/2/2028	$10,000,000	$1,666,280
2.107%	CPI Urban Consumer NSA	2/21/2031	5,000,000	773,480
2.113%	CPI Urban Consumer NSA	12/29/2027	5,000,000	765,170
2.164%	CPI Urban Consumer NSA	12/22/2026	20,000,000	210,642
2.269%	CPI Urban Consumer NSA	10/30/2030	10,000,000	1,312,431
2.285%	CPI Urban Consumer NSA	5/31/2028	10,000,000	1,290,095
2.310%	CPI Urban Consumer NSA	6/1/2028	10,000,000	1,263,832
2.341%	CPI Urban Consumer NSA	8/27/2028	10,000,000	1,199,249
2.345%	CPI Urban Consumer NSA	8/14/2028	10,000,000	1,193,404
2.353%	CPI Urban Consumer NSA	6/6/2028	10,000,000	1,213,422
2.370%	CPI Urban Consumer NSA	4/18/2030	25,000,000	2,929,331
2.375%	CPI Urban Consumer NSA	8/9/2028	10,000,000	1,159,603
2.380%	CPI Urban Consumer NSA	7/6/2028	10,000,000	1,170,230
2.384%	CPI Urban Consumer NSA	10/1/2028	10,000,000	1,160,350
2.390%	CPI Urban Consumer NSA	8/3/2028	10,000,000	1,141,604
2.393%	CPI Urban Consumer NSA	5/11/2028	10,000,000	1,151,598
2.396%	CPI Urban Consumer NSA	10/9/2028	10,000,000	1,149,680
2.406%	CPI Urban Consumer NSA	1/16/2031	22,000,000	237,283	(1)
2.408%	CPI Urban Consumer NSA	5/21/2028	5,000,000	572,032
2.409%	CPI Urban Consumer NSA	12/24/2029	15,000,000	236,270
2.439%	CPI Urban Consumer NSA	12/10/2034	8,000,000	108,173
2.446%	CPI Urban Consumer NSA	5/29/2045	5,700,000	13,901
2.465%	CPI Urban Consumer NSA	11/30/2031	5,000,000	175,554
2.470%	CPI Urban Consumer NSA	6/9/2035	11,000,000	93,260
2.493%	CPI Urban Consumer NSA	6/28/2030	25,000,000	2,674,830
2.505%	CPI Urban Consumer NSA	12/4/2027	25,000,000	147,228
2.505%	CPI Urban Consumer NSA	12/7/2031	5,000,000	126,929
2.510%	CPI Urban Consumer NSA	6/30/2030	20,000,000	2,097,340
2.545%	CPI Urban Consumer NSA	7/14/2033	9,500,000	47,138
2.602%	CPI Urban Consumer NSA	2/4/2028	25,000,000	188,762
2.605%	CPI Urban Consumer NSA	9/19/2028	60,000,000	600,617
2.638%	CPI Urban Consumer NSA	11/15/2051	19,000,000	89,566	(2)
2.692%	CPI Urban Consumer NSA	4/4/2028	20,000,000	23,733
2.850%	CPI Urban Consumer NSA	10/28/2027	30,000,000	182,795
2.870%	CPI Urban Consumer NSA	4/4/2027	20,000,000	11,554
2.897%	CPI Urban Consumer NSA	10/2/2027	20,000,000	10,163
Total				$28,387,529

See Notes to Schedule of Investments.	193

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
2.960%	CPI Urban Consumer NSA	9/8/2027	$20,000,000		$(8,704)
2.940%	CPI Urban Consumer NSA	3/23/2028	27,000,000	(15,160	)(3)
2.864%	CPI Urban Consumer NSA	3/22/2032	8,000,000	(510,517	)(4)
2.859%	CPI Urban Consumer NSA	5/5/2029	25,000,000		(73,125)
2.750%	CPI Urban Consumer NSA	3/30/2032	6,000,000		(203,004)
2.706%	CPI Urban Consumer NSA	5/5/2031	15,000,000		(37,449)
2.698%	CPI Urban Consumer NSA	5/22/2031	19,000,000		(100,930)
2.665%	CPI Urban Consumer NSA	3/9/2052	22,000,000	(297,895	)(5)
2.551%	CPI Urban Consumer NSA	6/8/2032	10,000,000		(22,102)
2.539%	CPI Urban Consumer NSA	7/14/2040	5,000,000		(14,178)
2.504%	CPI Urban Consumer NSA	6/15/2032	10,000,000		(7,686)
2.474%	CPI Urban Consumer NSA	7/26/2044	8,200,000		(3,432)
2.426%	CPI Urban Consumer NSA	8/4/2031	40,000,000	(80,442	)(6)
2.405%	CPI Urban Consumer NSA	7/10/2028	28,000,000		(66,014)
2.380%	CPI Urban Consumer NSA	8/27/2056	3,000,000		(7,286)
2.183%	CPI Urban Consumer NSA	6/26/2027	40,000,000		(2,386)
1.948%	CPI Urban Consumer NSA	7/17/2027	30,000,000		(13,160)
Total					$(1,463,470)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.
(1)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $218,001, which includes upfront payment of $19,282. Upfront payments paid (received) are presented net of amortization.
(2)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $64,462, which includes upfront payment of $25,104. Upfront payments paid (received) are presented net of amortization.
(3)	Unrealized appreciation on Centrally Cleared CPI Swap Contract is $40,906, which includes upfront payment of $(56,066). Upfront payments paid (received) are presented net of amortization.
(4)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(138,164), which includes upfront payment of $(372,353). Upfront payments paid (received) are presented net of amortization.
(5)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(870,113), which includes upfront payment of $572,218. Upfront payments paid (received) are presented net of amortization.
(6)	Unrealized depreciation on Centrally Cleared CPI Swap Contract is $(52,148), which includes upfront payment of $(28,294). Upfront payments paid (received) are presented net of amortization.

194	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INFLATION FOCUSED FUND August 31, 2026

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.213%	CPI Urban Consumer NSA	10/25/2032	$5,000,000	$738,343
Bank of America	2.298%	CPI Urban Consumer NSA	4/5/2029	5,000,000	634,474
Bank of America	2.301%	CPI Urban Consumer NSA	3/28/2029	5,000,000	633,445
Bank of America	2.348%	CPI Urban Consumer NSA	3/10/2032	5,000,000	603,252
Bank of America	2.398%	CPI Urban Consumer NSA	2/12/2033	5,000,000	560,013
Barclays Bank PLC	2.410%	CPI Urban Consumer NSA	2/1/2032	10,000,000	1,123,524
Total Unrealized Appreciation on CPI OTC Swap Contracts					$4,293,051

Consumer Price Index (“CPI”) OTC Swap Contracts at August 31, 2026:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
Deutsche Bank AG	3.010%	CPI Urban Consumer NSA	2/15/2033	$15,000,000	$(1,381,751)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2026	303	Short	$(33,316,973)	$(33,154,828)	$162,145

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	1,438	Long	$295,865,372	$295,127,033	$(738,339)
U.S. 5-Year Treasury Note	December 2026	1,324	Long	140,640,255	139,950,937	(689,318)
U.S. Long Bond	December 2026	30	Short	(3,256,819)	(3,258,750)	(1,931)
U.S. Ultra Treasury Bond	December 2026	21	Short	(2,299,407)	(2,310,656)	(11,249)
Total Unrealized Depreciation on Futures Contracts						$(1,440,837)

See Notes to Schedule of Investments.	195

Schedule of Investments (unaudited)(concluded)

INFLATION FOCUSED FUND August 31, 2026

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$5,641,448	$1,601,440	$7,242,888
Remaining Industries	–	180,264,473	–	180,264,473
Convertible Bonds	–	399,697	–	399,697
Corporate Bonds	–	406,514,235	–	406,514,235
Floating Rate Loans	–	25,952,623	–	25,952,623
Foreign Government Obligations	–	16,496,909	–	16,496,909
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	11,600	–	11,600
Government Sponsored Enterprises Pass-Throughs	–	46,029,830	–	46,029,830
Non-Agency Commercial Mortgage-Backed Securities	–	67,957,035	–	67,957,035
U.S. Treasury Obligations	–	148,514,634	–	148,514,634
Short-Term Investments
Repurchase Agreements	–	2,544,564	–	2,544,564
Total	$–	$900,327,048	$1,601,440	$901,928,488
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$490,049	$–	$490,049
Liabilities	–	(12,938)	–	(12,938)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(52,251)	–	(52,251)
Centrally Cleared CPI Swap Contracts
Assets	–	28,387,529	–	28,387,529
Liabilities	–	(1,463,470)	–	(1,463,470)
OTC CPI Swap Contracts
Assets	–	4,293,051	–	4,293,051
Liabilities	–	(1,381,751)	–	(1,381,751)
Futures Contracts
Assets	162,145	–	–	162,145
Liabilities	(1,440,837)	–	–	(1,440,837)
Total	$(1,278,692)	$30,260,219	$–	$28,981,527

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

196	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.98%

INVESTMENTS IN AFFILIATED FUNDS(a) 99.98%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	7,869,675	$178,405,530
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	33,022,871	298,856,983
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	17,511,492	219,419,001
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	10,139,623	279,955,001
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	14,801,766	263,471,440
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	4,395,493	262,498,827
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	18,042,545	112,946,332
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	4,803,250	101,492,672
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	7,629,740	93,540,608
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	8,307,821	79,838,161
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	3,587,548	35,911,351
Lord Abbett Securities Trust-Value Opportunities Fund-Class I(b)(l)	2,394,153	51,450,350
Lord Abbett Private Credit Fund(m)(n)(o)	1,997,762	49,544,501
Total Investments in Affiliated Funds (cost $1,700,893,826)		2,027,330,757

	Principal Amount
SHORT-TERM INVESTMENTS 0.08%

REPURCHASE AGREEMENTS 0.08%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $1,694,500 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $1,662,228; proceeds: $1,629,753 (cost $1,629,606)	$1,629,606	1,629,606
Total Investments in Securities 100.06% (cost $1,702,523,432)		2,028,960,363
Other Assets and Liabilities – Net (0.06)%		(1,140,603)
Net Assets 100.00%		$2,027,819,760

*	Non-income producing security.
(a)	See Note 5.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is long-term capital appreciation.
(m)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.

See Notes to Schedule of Investments.	197

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET BALANCED OPPORTUNITY FUND August 31, 2026

(n)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $49,544,501 or 2.44% of net assets.
(o)	Fund is a business development company under the Investment Company Act of 1940.

The following is a summary of the inputs used as of  August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$1,977,786,256	$49,544,501	$–	$2,027,330,757
Short-Term Investments
Repurchase Agreements	–	1,629,606	–	1,629,606
Total	$1,977,786,256	$51,174,107	$–	$2,028,960,363

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

198	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MULTI-ASSET INCOME FUND August 31, 2026

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.94%

INVESTMENTS IN AFFILIATED FUNDS(a) 99.94%
Lord Abbett Affiliated Fund, Inc.-Class I(b)(c)	1,602,371	$36,325,751
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I(b)(d)	24,923,563	225,558,247
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I(b)(d)	9,185,090	115,089,185
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I(b)(e)	2,392,061	66,044,810
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I(b)(c)	3,857,240	68,658,883
Lord Abbett Securities Trust-Growth Leaders Fund-Class I*(b)(f)	969,126	57,876,203
Lord Abbett Investment Trust-High Yield Fund-Class I(b)(g)	10,391,902	65,053,305
Lord Abbett Securities Trust-International Equity Fund-Class I(b)(h)	1,907,584	40,307,246
Lord Abbett Securities Trust-International Value Fund-Class I(b)(i)	2,653,108	32,527,099
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(b)(j)	3,220,466	30,948,678
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I(b)(k)	1,264,349	12,656,130
Lord Abbett Private Credit Fund(l)(m)(n)	874,021	21,675,706
Total Investments in Affiliated Funds (cost $703,801,337)		772,721,243
Total Investments in Securities 99.94% (cost $703,801,337)		772,721,243
Other Assets and Liabilities – Net 0.06%		501,647
Net Assets 100.00%		$773,222,890

*	Non-income producing security.
(a)	See Note 5.
(b)	These investments offer daily redemptions.
(c)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(d)	Fund investment objective is to seek income and capital appreciation to produce a high total return.
(e)	Fund investment objective is to seek current income and capital appreciation.
(f)	Fund investment objective is to seek capital appreciation.
(g)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.
(j)	Fund investment objective is to seek a high level of income consistent with preservation of capital.
(k)	Fund investment objective is to seek current income consistent with the preservation of capital.
(l)	Fund investment objective is to generate current income and, to a lesser extent, long-term capital appreciation.
(m)	Restricted securities (including private placement) – investments in securities not registered under the Securities Act of 1933 (excluding 144A issues). At August 31, 2026, the value of restricted securities (excluding 144A issues) amounted to $21,675,706 or 2.80% of net assets.
(n)	Fund is a business development company under the Investment Company Act of 1940.

See Notes to Schedule of Investments.	199

Schedule of Investments (unaudited)(concluded)

MULTI-ASSET INCOME FUND August 31, 2026

The following is a summary of the inputs used as of  August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Investments in Affiliated Funds	$751,045,537	$21,675,706	$–	$772,721,243
Total	$751,045,537	$21,675,706	$–	$772,721,243

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each investment in Affiliated Funds. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

200	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.74%

ASSET-BACKED SECURITIES 24.55%

Automobiles 9.82%
Ally Bank Auto Credit-Linked Notes Series 2024-A Class B†	5.827%		5/17/2032	$691,827	$698,746
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	861,080	859,717
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	287,417	287,947
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	388,361	389,702
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class C†	5.143% (30 day USD SOFR Average + 1.50%)	#	12/26/2031	834,276	835,674
CarMax Auto Owner Trust Series 2023-1 Class B	4.98%		1/16/2029	1,310,000	1,313,515
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%		11/15/2028	850,000	853,756
CarMax Auto Owner Trust Series 2023-2 Class D	6.55%		10/15/2029	1,213,000	1,225,314
CarMax Select Receivables Trust Series 2026-B Class A3	4.64%		12/16/2030	795,000	794,170
Carvana Auto Receivables Trust Series 2023-P3 Class A4†	5.71%		7/10/2029	1,062,000	1,072,694
Carvana Auto Receivables Trust Series 2023-P4 Class A3†	6.16%		10/10/2028	393,432	394,558
Carvana Auto Receivables Trust Series 2024-P1 Class A4†	5.08%		3/11/2030	1,110,000	1,117,123
Carvana Auto Receivables Trust Series 2026-P3 Class A3	4.76%		8/11/2031	1,070,000	1,067,955
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	1,010,338	1,014,377
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	11,982	11,990
Citizens Auto Receivables Trust Series 2023-1 Class A4†	5.78%		10/15/2030	1,200,000	1,205,071
Citizens Auto Receivables Trust Series 2023-2 Class A4†	5.74%		10/15/2030	1,145,000	1,151,541
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	850,000	852,665
CPS Auto Receivables Trust Series 2024-D Class C†	4.76%		1/15/2031	1,510,000	1,511,570
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	1,545,000	1,538,924

See Notes to Schedule of Investments.	201

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2023-1A Class D	6.69%	6/15/2029	$617,858	$621,375
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	719,231	721,815
Fifth Third Auto Trust Series 2023-1 Class A4	5.52%	2/17/2031	1,565,000	1,574,643
Ford Credit Auto Owner Trust Series 2022-D Class C	6.46%	5/15/2030	2,260,000	2,261,819
Ford Credit Auto Owner Trust Series 2023-B Class C	5.71%	12/15/2030	1,275,000	1,284,954
GM Financial Automobile Leasing Trust Series 2026-1 Class A4	3.98%	1/22/2030	1,165,000	1,153,381
GM Financial Automobile Leasing Trust Series 2026-3 Class A4	4.62%	7/22/2030	2,330,000	2,326,712
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	557,270	560,187
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class B	5.28%	10/16/2029	1,357,000	1,367,983
Hyundai Auto Receivables Trust Series 2023-C Class A4	5.55%	12/17/2029	1,020,000	1,029,937
Hyundai Auto Receivables Trust Series 2023-C Class B	6.01%	12/17/2029	710,000	722,317
Hyundai Auto Receivables Trust Series 2024-B Class C	5.29%	10/15/2031	1,670,000	1,685,702
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	44,010	44,032
LAD Auto Receivables Trust Series 2026-2A Class A3†	4.33%	8/15/2031	1,730,000	1,715,270
LAD Select Auto Receivables Trust Series 2026-A Class A2†	4.59%	4/16/2029	1,980,000	1,980,198
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	617,235	621,674
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A4	6.01%	1/15/2031	1,500,000	1,525,327
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	625,380	626,335
Octane Receivables Trust Series 2023-1A Class C†	6.37%	9/20/2029	961,119	965,279
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	666,912	668,433
Santander Bank Auto Credit-Linked Notes Series 2023-A Class A2†	6.026%	6/15/2033	966,052	974,899
Santander Bank Auto Credit-Linked Notes Series 2026-A Class B†	4.806%	7/17/2034	1,290,000	1,284,599

202	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2023-1 Class C	5.09%		5/15/2030	$1,486,816	$1,490,459
Santander Drive Auto Receivables Trust Series 2023-5 Class B	6.16%		12/17/2029	1,250,879	1,257,364
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	1,240,000	1,246,038
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%		7/16/2029	1,967,993	1,975,913
SCCU Auto Receivables Trust Series 2023-1A Class A4†	5.70%		8/15/2029	1,475,000	1,485,995
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A†	4.77%		8/20/2031	1,080,000	1,081,064
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%		12/25/2046	1,173,150	1,152,598
Western Funding Auto Loan Trust Series 2025-1 Class A†	4.75%		7/16/2035	1,585,000	1,582,869
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	1,580,000	1,592,091
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%		2/15/2029	1,468,089	1,473,795
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%		10/15/2029	2,200,000	2,227,392
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%		3/15/2030	811,092	812,679
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	570,000	570,603
Total					61,862,740

Credit Card 0.65%
Robinhood Credit Card Trust Series 2026-1A Class A†	4.80%		7/21/2031	1,355,000	1,352,498
Synchrony Card Funding LLC Series 2026-A1 Class A	4.18%		3/15/2032	1,067,000	1,054,402
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	1,665,000	1,661,229
Total					4,068,129

Other 14.07%
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	640,000	640,598
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	1,535,000	1,522,210
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	980,000	973,625
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	505,630	508,156

See Notes to Schedule of Investments.	203

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.949% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	$3,100,000	$3,101,243
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	1,050,000	1,053,633
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	200,000	200,313
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	1,640,000	1,641,348
ARES LXIV CLO Ltd. Series 2022-64AR Class AR2†(a)	4.89% (3 mo. USD Term SOFR + 1.20%)	#	10/22/2039	1,310,000	1,310,334
Atlantic Avenue Ltd. Series 2024-3A Class A†	4.989% (3 mo. USD Term SOFR + 1.26%)	#	1/20/2035	1,880,000	1,881,199
Atlas Senior Loan Fund XXIII Ltd. Series 2024-23A Class A1R†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	7/20/2037	500,000	501,052
BAR Issuer LLC Series 2026-FL1 Class A†	5.253% (1 mo. USD Term SOFR + 1.60%)	#	8/20/2043	880,000	883,028
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	1,480,000	1,480,827
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.923% (3 mo. USD Term SOFR + 1.17%)	#	10/15/2038	3,060,000	3,062,069
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.983% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	800,000	800,006
BlueMountain CLO XXIX Ltd. Series 2020-29A Class AR2†	4.86% (3 mo. USD Term SOFR + 1.05%)	#	7/25/2034	3,250,000	3,251,511
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.025% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	1,290,000	1,293,266
CarVal CLO XI C Ltd. Series 2024-3A Class A1†	5.119% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	1,210,000	1,211,603
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.824% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	1,272,590	1,275,553
CQS U.S. CLO Ltd. Series 2023-3A Class A1R†	5.18% (3 mo. USD Term SOFR + 1.37%)	#	1/25/2037	3,250,000	3,253,845

204	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Crown City CLO IV Series 2022-4A Class A1R2†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2037	$1,230,000	$1,232,172
Dell Equipment Finance Trust Series 2025-1 Class D†	5.64%		8/22/2031	875,000	881,493
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.023% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	2,040,000	2,041,742
Dryden 42 Senior Loan Fund Series 2016-42A Class A1R3†	4.943% (3 mo. USD Term SOFR + 1.19%)	#	7/15/2037	920,000	921,130
Eaton Vance CLO Ltd. Series 2019-1A Class AR3†	5.003% (3 mo. USD Term SOFR + 1.25%)	#	7/15/2037	640,000	640,518
Empower CLO Ltd. Series 2024-1A Class A1R†	5.09% (3 mo. USD Term SOFR + 1.28%)	#	4/25/2037	3,250,000	3,255,622
Empower CLO Ltd. Series 2024-2AR Class A1R†(a)	–	(b)	7/15/2037	1,130,000	1,130,288
Gracie Point International Funding LLC Series 2025-1A Class A†	5.121% (30 day USD SOFR Average + 1.50%)	#	8/15/2028	1,065,000	1,066,441
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	1,210,000	1,206,397
HPEFS Equipment Trust Series 2023-2A Class D†	6.97%		7/21/2031	267,045	267,779
Katayma CLO II Ltd. Series 2024-2A Class A1R†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/20/2037	550,000	550,273
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	2,300,000	2,300,575
KKR CLO 40 Ltd. Series 40A Class AR†	5.029% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	229,050	229,163
LCM 33 Ltd. Series 33A Class AR†	4.909% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	1,450,000	1,450,629
LCM 34 Ltd. Series 34A Class A1R†	4.909% (3 mo. USD Term SOFR + 1.18%)	#	10/20/2034	1,820,000	1,821,587
LCM 39 Ltd. Series 39A Class A2R2†	5.053% (3 mo. USD Term SOFR + 1.30%)	#	10/15/2034	537,500	536,708
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	505,000	500,215
M&T Equipment Notes Series 2024-1A Class A4†	4.94%		8/18/2031	1,520,000	1,524,162
Marble Point CLO XXIII Ltd. Series 2021-4A Class A1R†	4.893% (3 mo. USD Term SOFR + 1.16%)	#	1/22/2035	300,000	300,301

See Notes to Schedule of Investments.	205

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Mariner Finance Issuance Trust Series 2024-AA Class B†	5.68%		9/22/2036	$1,245,000	$1,251,595
Nassau Ltd. Series 2020-1A Class A1RR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	1/15/2035	2,521,515	2,521,707
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A Class AR†	4.952% (3 mo. USD Term SOFR + 1.20%)	#	4/23/2038	1,620,000	1,625,691
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	321,143	321,471
Oaktree CLO Ltd. Series 2019-4A Class AR3†	4.959% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2037	1,380,000	1,380,943
OneMain Financial Issuance Trust Series 2023-1A Class A†	5.50%		6/14/2038	1,955,000	1,979,821
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	50,557	50,571
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	961,418	963,901
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	1,765,000	1,759,962
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	1,615,000	1,599,363
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	1,010,000	1,010,960
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	658,731	660,616
Post Road Equipment Finance LLC Series 2026-1A Class B†	4.91%		2/15/2033	2,510,000	2,484,671
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	1,336,625	1,345,462
Sixth Street CLO XXIV Ltd. Series 2024-24A Class A1R†	4.992% (3 mo. USD Term SOFR + 1.24%)	#	4/23/2037	1,000,000	1,003,172
Sound Point CLO XXIX Ltd. Series 2021-1A Class B1R†	5.41% (3 mo. USD Term SOFR + 1.60%)	#	4/25/2034	580,000	580,922
Sound Point CLO XXXI Ltd. Series 2021-3A Class AR†	4.88% (3 mo. USD Term SOFR + 1.07%)	#	10/25/2034	1,630,000	1,631,014
Sycamore Tree CLO Ltd. Series 2023-3A Class A1R2†	4.989% (3 mo. USD Term SOFR + 1.26%)	#	4/20/2037	2,250,000	2,254,055
Trimaran CAVU Ltd. Series 2021-2A Class AR†	4.83% (3 mo. USD Term SOFR + 1.02%)	#	10/25/2034	1,000,000	1,000,658
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.079% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	1,570,000	1,571,733

206	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	$310,959	$309,309
Verdant Receivables LLC Series 2024-1A Class C†	6.25%		12/12/2031	1,190,000	1,210,355
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	757,384	758,882
VFI ABS LLC Series 2025-1A Class A†	4.78%		6/24/2030	931,451	932,258
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.879% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	337,941	338,083
Voya CLO Ltd. Series 2015-3A Class A3R4†	5.125% (3 mo. USD Term SOFR + 1.45%)	#	10/20/2031	1,890,000	1,890,001
Wind River CLO Ltd. Series 2022-1A Class ARR†	4.879% (3 mo. USD Term SOFR + 1.15%)	#	7/20/2035	1,360,000	1,361,100
Wind River CLO Ltd. Series 2024-1A Class AR†	5.059% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2037	1,300,000	1,302,768
Wingspire Equipment Finance LLC Series 2025-1A Class A2†	4.33%		9/20/2033	1,777,072	1,773,855
Total					88,577,513

Student Loan 0.01%
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	98,962	89,802
Total Asset-Backed Securities (cost $154,967,482)					154,598,184

CORPORATE BONDS 39.52%

Aerospace/Defense 0.08%
Spirit AeroSystems, Inc.	4.60%		6/15/2028	507,000	505,568

Agriculture 0.23%
Imperial Brands Finance PLC (United Kingdom)†(c)	4.875%		2/7/2032	560,000	547,940
Japan Tobacco, Inc. (Japan)†(c)	5.25%		6/15/2030	870,000	878,446
Total					1,426,386

Airlines 0.32%
Air Canada Pass-Through Trust Class A (Canada)†(c)	3.60%		9/15/2028	858,211	852,565
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	1,158,325	1,169,060
Total					2,021,625

Auto Manufacturers 0.55%
Ford Holdings LLC	9.30%		3/1/2030	652,000	722,676
Ford Motor Credit Co. LLC	5.431%		8/13/2029	715,000	715,005

See Notes to Schedule of Investments.	207

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	5.85%		5/17/2027	$449,000	$451,873
Ford Motor Credit Co. LLC	7.35%		11/4/2027	1,549,000	1,588,267
Total					3,477,821

Banks 8.57%
ABN AMRO Bank NV (Netherlands)†(c)	6.339% (1 yr. CMT + 1.65%)	#	9/18/2027	300,000	300,198
AIB Group PLC (Ireland)†(c)	6.608% (SOFR + 2.33%)	#	9/13/2029	269,000	277,400
Bank of Ireland Group PLC (Ireland)†(c)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	702,000	700,575
Barclays PLC (United Kingdom)(c)	6.496% (SOFR + 1.88%)	#	9/13/2027	1,512,000	1,513,019
BNP Paribas SA (France)†(c)	5.125% (1 yr. CMT + 1.45%)	#	1/13/2029	259,000	260,029
BNP Paribas SA (France)†(c)	5.283% (SOFR + 1.28%)	#	11/19/2030	224,000	224,562
Citigroup, Inc.	4.643% (SOFR + 1.14%)	#	5/7/2028	1,101,000	1,101,181
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	385,000	384,994
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	556,000	565,962
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	1,645,000	1,621,115
First-Citizens Bank & Trust Co.	5.097% (SOFR + 1.15%)	#	7/13/2029	795,000	793,432
Goldman Sachs Bank USA	4.656% (SOFR + 0.72%)	#	6/3/2029	1,715,000	1,709,921
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	3,003,000	2,976,791
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%)	#	1/21/2029	1,616,000	1,602,028
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	3,231,000	3,234,204
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	2,087,000	2,088,703
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%)	#	4/25/2030	294,000	298,888
HSBC Holdings PLC (United Kingdom)(c)	4.899% (SOFR + 1.03%)	#	3/3/2029	549,000	549,910
Intesa Sanpaolo SpA (Italy)†(c)	5.00% (1 yr. CMT + 0.80%)	#	6/29/2030	340,000	338,200

208	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%)	#	2/24/2028	$2,504,000	$2,485,672
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	962,000	955,442
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%)	#	5/6/2030	178,000	172,495
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%)	#	4/26/2028	234,000	233,582
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%)	#	4/23/2030	885,000	873,306
JPMorgan Chase & Co.	5.012% (SOFR + 1.31%)	#	1/23/2030	2,147,000	2,153,149
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%)	#	4/22/2030	167,000	169,620
Macquarie Group Ltd. (Australia)†(c)(d)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	754,000	744,370
Morgan Stanley	4.133% (SOFR + 0.91%)	#	10/18/2029	396,000	389,747
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	750,000	737,712
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	394,000	381,230
Morgan Stanley	4.555% (SOFR + 0.96%)	#	4/10/2030	1,170,000	1,156,928
Morgan Stanley	4.708% (SOFR + 1.20%)	#	3/12/2032	2,246,000	2,192,927
Morgan Stanley	4.868% (SOFR + 0.85%)	#	7/12/2029	420,000	420,106
Morgan Stanley	4.994% (SOFR + 1.38%)	#	4/12/2029	549,000	550,883
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	2,500,000	2,503,792
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	5,196,000	5,250,583
Santander U.K. Group Holdings PLC (United Kingdom)(c)	4.32% (SOFR + 1.07%)	#	9/22/2029	348,000	343,631
Santander U.K. Group Holdings PLC (United Kingdom)(c)	6.534% (SOFR + 2.60%)	#	1/10/2029	391,000	399,172
Standard Chartered PLC (United Kingdom)†(c)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	448,000	440,410

See Notes to Schedule of Investments.	209

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Standard Chartered PLC (United Kingdom)†(c)	5.688% (1 yr. CMT + 1.05%)	#	5/14/2028	$332,000	$334,151
Standard Chartered PLC (United Kingdom)†(c)	6.75% (1 yr. CMT + 1.85%)	#	2/8/2028	335,000	337,930
Toronto-Dominion Bank (Canada)(c)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	3,274,000	3,272,581
Truist Financial Corp.	4.957% (SOFR + 0.88%)	#	7/23/2030	279,000	278,198
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	3,131,000	3,153,023
Westpac Banking Corp. (Australia)(c)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	800,000	799,409
Zions Bancorp NA	4.483% (SOFR + 1.06%)	#	2/9/2029	1,879,000	1,861,147
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	856,000	853,060
Total					53,985,368

Beverages 0.18%
Bacardi Ltd.†	4.70%		5/15/2028	1,153,000	1,147,499

Biotechnology 0.15%
Illumina, Inc.	4.65%		9/9/2026	305,000	305,019
Illumina, Inc.	4.75%		12/12/2030	470,000	462,373
Vylor, Inc.†	5.125%		8/15/2031	185,000	184,513
Total					951,905

Chemicals 0.20%
SNF Group SACA (France)†(c)	3.375%		3/15/2030	1,325,000	1,240,788

Commercial Services 0.78%
Global Payments, Inc.	2.15%		1/15/2027	941,000	932,800
Global Payments, Inc.	4.50%		11/15/2028	681,000	671,690
Global Payments, Inc.	4.875%		11/15/2030	251,000	244,393
Quanta Services, Inc.	2.90%		10/1/2030	1,690,000	1,551,281
Rentokil Terminix Funding LLC†	5.00%		4/28/2030	1,500,000	1,489,856
Total					4,890,020

Diversified Financial Services 3.55%
Aercap Funding DAC (Ireland)(c)	4.875%		7/7/2031	382,000	375,084
Aircastle Ltd.†	6.50%		7/18/2028	727,000	746,204
Aircastle Ltd./Aircastle Ireland DAC†	5.00%		9/15/2030	573,000	565,761
Atlas Warehouse Lending Co. LP†	4.625%		11/15/2028	1,454,000	1,434,068
Atlas Warehouse Lending Co. LP†	6.25%		1/15/2030	2,122,000	2,170,676

210	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Aviation Capital Group LLC†	1.95%	9/20/2026	$1,852,000	$1,849,641
Aviation Capital Group LLC†	3.50%	11/1/2027	578,000	569,131
Aviation Capital Group LLC†	4.25%	4/30/2029	208,000	203,919
Avilease Capital Ltd. (Cayman Islands)†(c)	4.75%	11/12/2030	739,000	717,722
Avilease Capital Ltd. (Cayman Islands)†(c)	5.50%	6/30/2031	225,000	223,955
Avolon Holdings Funding Ltd. (Ireland)†(c)	2.75%	2/21/2028	80,000	77,540
Avolon Holdings Funding Ltd. (Ireland)†(c)	4.20%	4/15/2029	297,000	290,162
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	3/1/2029	326,000	330,532
Avolon Holdings Funding Ltd. (Ireland)†(c)	5.75%	11/15/2029	464,000	470,880
Avolon Holdings Funding Ltd. (Ireland)†(c)	6.375%	5/4/2028	759,000	775,557
Citadel Securities Global Holdings LLC†	5.50%	6/18/2030	1,272,000	1,275,685
Intercontinental Exchange, Inc.	4.90%	9/1/2031	385,000	383,307
LPL Holdings, Inc.†	4.625%	11/15/2027	1,869,000	1,856,957
LPL Holdings, Inc.	4.90%	4/3/2028	263,000	262,855
LPL Holdings, Inc.	5.70%	5/20/2027	182,000	183,355
LPL Holdings, Inc.	6.75%	11/17/2028	222,000	229,891
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(c)	6.40%	3/26/2029	1,439,000	1,477,984
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	976,000	974,716
Stellantis Financial Services U.S. Corp.†	4.95%	9/15/2028	814,000	807,205
Sumisho Air Lease Corp.†	4.85%	3/24/2031	589,000	576,604
Sumisho Air Lease Corp.	5.30%	2/1/2028	1,278,000	1,285,529
Sumisho Air Lease Corp.	5.85%	12/15/2027	2,200,000	2,229,022
Total				22,343,942

Electric 5.07%
Alexander Funding Trust II†	7.467%	7/31/2028	900,000	935,533
Capital Power U.S. Holdings, Inc.†	5.257%	6/1/2028	2,144,000	2,147,904
Chpe LLC†	4.875%	6/30/2031	1,905,000	1,878,230
Cleco Corporate Holdings LLC	3.375%	9/15/2029	1,040,000	979,646
Cleveland Electric Illuminating Co.†	5.00%	2/15/2030	165,000	164,850
Constellation Energy Generation LLC	4.625%	2/1/2029	2,166,000	2,143,855
Constellation Energy Generation LLC	5.00%	2/1/2031	2,638,000	2,614,116
Duquesne Light Holdings, Inc.†	3.616%	8/1/2027	1,006,000	995,782
ENEL Finance International NV (Netherlands)†(c)	4.375%	9/30/2030	730,000	710,301
ENEL Finance International NV (Netherlands)†(c)	4.625%	7/13/2029	563,000	557,728
Evergy Missouri West, Inc.†	5.15%	12/15/2027	1,553,000	1,561,310
Interstate Power & Light Co.	5.10%	9/30/2031	277,000	276,132
ITC Holdings Corp.†	4.875%	4/15/2031	1,301,000	1,283,786
ITC Holdings Corp.†	4.95%	9/22/2027	307,000	307,944

See Notes to Schedule of Investments.	211

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Jersey Central Power & Light Co.	4.60%	1/15/2030	$927,000	$915,505
Liberty Utilities Co.†	5.10%	5/15/2031	1,294,000	1,276,970
Liberty Utilities Co.†	5.577%	1/31/2029	423,000	428,255
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	398,000	390,975
NorthWestern Corp.†	5.073%	3/21/2030	1,848,000	1,851,167
NRG Energy, Inc.†	2.45%	12/2/2027	1,100,000	1,068,515
NRG Energy, Inc.†	4.45%	6/15/2029	1,712,000	1,676,164
Pacific Gas & Electric Co.	4.55%	7/1/2030	617,428	602,051
Pacific Gas & Electric Co.	5.00%	6/4/2028	250,000	250,764
Pacific Gas & Electric Co.	6.10%	1/15/2029	1,536,000	1,571,699
PSEG Power LLC†	5.20%	5/15/2030	331,000	331,507
Vistra Operations Co. LLC†	3.70%	1/30/2027	304,000	302,893
Vistra Operations Co. LLC†	4.30%	10/15/2028	1,300,000	1,280,191
Vistra Operations Co. LLC†	4.375%	5/1/2029	1,282,000	1,254,396
Vistra Operations Co. LLC†	4.55%	10/30/2028	654,000	646,985
Vistra Operations Co. LLC†	4.70%	1/31/2031	656,000	636,910
Vistra Operations Co. LLC†	6.875%	4/15/2032	884,000	912,758
Total				31,954,822

Engineering & Construction 0.48%
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	1,356,000	1,392,162
Mexico City Airport Trust (Mexico)(c)	4.25%	10/31/2026	1,600,000	1,598,352
Total				2,990,514

Entertainment 0.27%
Flutter Treasury DAC (Ireland)†(c)	6.375%	4/29/2029	1,688,000	1,709,733

Food 0.22%
Conagra Brands, Inc.	4.85%	11/1/2028	1,407,000	1,401,390

Gas 0.55%
National Fuel Gas Co.	4.75%	9/1/2028	963,000	959,849
National Fuel Gas Co.	4.75%	5/15/2029	980,000	972,241
National Fuel Gas Co.	5.50%	3/15/2030	1,530,000	1,544,136
Total				3,476,226

Health Care-Products 0.51%
Baxter International, Inc.	2.272%	12/1/2028	685,000	645,807
Baxter International, Inc.	4.90%	12/15/2030	1,532,000	1,505,100
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	1,035,000	1,052,823
Total				3,203,730

212	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services 1.82%
Adventist Health System	4.742%	12/1/2030	$1,546,000	$1,517,235
Beth Israel Lahey Health, Inc.	4.717%	7/1/2030	1,344,000	1,318,141
Centene Corp.	2.45%	7/15/2028	713,000	679,567
Centene Corp.	3.00%	10/15/2030	686,000	619,101
CommonSpirit Health	4.352%	9/1/2030	3,254,000	3,156,648
Icon Investments Six DAC (Ireland)†(c)	5.064%	8/13/2029	216,000	215,613
Icon Investments Six DAC (Ireland)†(c)	5.421%	8/13/2031	555,000	552,355
Icon Investments Six DAC (Ireland)(c)	5.849%	5/8/2029	3,358,000	3,417,802
Total				11,476,462

Insurance 2.35%
AEGON Funding Co. LLC†	5.50%	4/16/2027	1,693,000	1,701,627
Aon Corp.	8.205%	1/1/2027	503,000	508,597
Assurant, Inc.	4.90%	3/27/2028	899,000	900,389
Brighthouse Financial Global Funding†(d)	2.00%	6/28/2028	2,970,000	2,800,321
Brighthouse Financial Global Funding†	5.55%	4/9/2027	1,161,000	1,164,144
CNO Global Funding†	4.375%	9/8/2028	346,000	341,945
CNO Global Funding†	4.70%	12/11/2030	980,000	954,177
CNO Global Funding†	4.875%	12/10/2027	379,000	378,969
CNO Global Funding†	5.875%	6/4/2027	681,000	687,223
Corebridge Global Funding†	5.20%	1/12/2029	171,000	171,671
Equitable Financial Life Global Funding†	5.45%	3/3/2028	339,000	341,937
F&G Global Funding†	4.65%	9/8/2028	226,000	223,139
Jackson Financial, Inc.	5.17%	6/8/2027	305,000	306,120
Jackson National Life Global Funding†	4.55%	9/9/2030	589,000	573,390
Jackson National Life Global Funding†	4.70%	6/5/2028	787,000	783,741
MGIC Investment Corp.	5.25%	8/15/2028	1,639,000	1,635,572
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	375,000	379,566
Protective Life Global Funding†(d)	5.763%	7/5/2030	923,000	944,954
Total				14,797,482

Internet 0.33%
Uber Technologies, Inc.†	4.50%	8/15/2029	2,119,000	2,090,175

Investment Companies 0.37%
Blackstone Secured Lending Fund	2.75%	9/16/2026	2,330,000	2,328,273

Leisure Time 0.79%
Carnival Corp. Ltd.†	4.00%	8/1/2028	3,399,000	3,329,705
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	1,613,000	1,615,000
Total				4,944,705

See Notes to Schedule of Investments.	213

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging 0.01%
Las Vegas Sands Corp.	5.90%	6/1/2027	$46,000	$46,374

Machinery: Construction & Mining 0.20%
Vertiv Group Corp.†	4.125%	11/15/2028	1,294,000	1,282,940

Machinery-Diversified 0.22%
Regal Rexnord Corp.	6.05%	4/15/2028	492,000	500,548
Regal Rexnord Corp.	6.30%	2/15/2030	869,000	896,026
Total				1,396,574

Media 0.54%
Comcast Corp.	3.40%	4/1/2030	199,000	188,054
Cox Communications, Inc.†	1.80%	10/1/2030	958,000	819,234
Space Exploration Technologies Corp.†	5.35%	7/15/2031	2,421,000	2,367,296
Total				3,374,584

Mining 0.58%
Anglo American Capital PLC (United Kingdom)†(c)	4.625%	3/19/2031	531,000	518,157
Corp. Nacional del Cobre de Chile (Chile)(c)	3.625%	8/1/2027	600,000	593,921
Glencore Funding LLC†	4.907%	4/1/2028	164,000	164,338
Glencore Funding LLC†	5.186%	4/1/2030	808,000	809,115
Glencore Funding LLC†	5.371%	4/4/2029	618,000	624,940
Glencore Funding LLC†	5.40%	5/8/2028	201,000	202,731
Glencore Funding LLC†	6.375%	10/6/2030	734,000	765,942
Total				3,679,144

Oil & Gas 2.40%
Antero Resources Corp.†	5.375%	3/1/2030	2,307,000	2,307,629
APA Corp.(d)	7.75%	12/15/2029	1,500,000	1,621,653
Continental Resources, Inc.†	2.268%	11/15/2026	3,000,000	2,987,284
Continental Resources, Inc.	4.375%	1/15/2028	1,237,000	1,228,034
EQT Corp.	7.50%	6/1/2030	267,000	285,608
Expand Energy Corp.	5.375%	2/1/2029	842,000	842,156
HF Sinclair Corp.	5.00%	2/1/2028	913,000	911,451
KazMunayGas National Co. JSC (Kazakhstan)(c)	4.75%	4/19/2027	1,000,000	1,000,883
Permian Resources Operating LLC†	5.875%	7/1/2029	2,533,000	2,537,117
Viper Energy Partners LLC	4.90%	8/1/2030	1,421,000	1,406,768
Total				15,128,583

Pharmaceuticals 0.75%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	410,000	404,658
Bayer U.S. Finance LLC†	6.125%	11/21/2026	2,117,000	2,121,650

214	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC†	6.375%	11/21/2030	$426,000	$443,581
CVS Pass-Through Trust	6.943%	1/10/2030	1,743,881	1,766,101
Total				4,735,990

Pipelines 0.94%
Energy Transfer LP†	6.00%	2/1/2029	2,010,000	2,020,521
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,425,000	1,410,140
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	777,000	778,008
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	690,000	681,087
Western Midstream Operating LP	6.35%	1/15/2029	1,013,000	1,043,844
Total				5,933,600

REITS 2.30%
Brixmor Operating Partnership LP	4.05%	7/1/2030	3,038,000	2,920,393
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	454,000	442,675
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	1,210,000	1,213,611
Host Hotels & Resorts LP	4.25%	12/15/2028	3,073,000	3,027,343
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	1,265,000	1,263,136
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	1,960,000	1,910,501
Prologis Targeted U.S. Logistics Fund LP†	4.25%	1/15/2031	707,000	682,055
SBA Communications Corp.	4.875%	1/15/2030	423,000	419,511
SBA Communications Corp.	5.15%	7/15/2031	560,000	555,863
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	500,000	497,959
VICI Properties LP/VICI Note Co., Inc.†	5.75%	2/1/2027	546,000	546,997
WEA Finance LLC†	2.875%	1/15/2027	483,000	480,010
WEA Finance LLC†	4.125%	9/20/2028	532,000	523,736
Total				14,483,790

Retail 0.38%
7-Eleven, Inc.†	1.80%	2/10/2031	1,342,000	1,162,752
Dick’s Sporting Goods, Inc.	4.00%	10/1/2029	1,245,000	1,208,357
Total				2,371,109

Semiconductors 1.05%
Foundry JV Holdco LLC†	5.50%	1/25/2031	275,000	277,473
Foundry JV Holdco LLC†	5.90%	1/25/2030	2,232,000	2,281,672
Intel Corp.	4.65%	6/1/2031	435,000	424,476
Intel Corp.	5.125%	2/10/2030	1,573,000	1,576,420

See Notes to Schedule of Investments.	215

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Microchip Technology, Inc.	5.05%	3/15/2029	$465,000	$466,511
NVIDIA Corp.	4.50%	6/15/2031	1,625,000	1,587,992
Total				6,614,544

Software 1.01%
Oracle Corp.	4.45%	9/26/2030	1,636,000	1,549,151
Oracle Corp.	4.55%	2/4/2029	2,695,000	2,634,526
Oracle Corp.	4.80%	8/3/2028	1,099,000	1,091,437
Oracle Corp.	4.95%	2/4/2031	1,155,000	1,107,195
Total				6,382,309

Telecommunications 0.66%
AT&T Mobility LLC	7.125%	12/15/2031	1,271,000	1,349,520
NTT Finance Corp. (Japan)†(c)	4.741%	3/31/2028	320,000	319,501
NTT Finance Corp. (Japan)†(c)	4.828%	11/1/2029	565,000	561,784
NTT Finance Corp. (Japan)†(c)	5.11%	7/2/2029	1,920,000	1,924,018
Total				4,154,823

Toys/Games/Hobbies 0.30%
Mattel, Inc.(d)	5.00%	11/17/2030	1,888,000	1,866,769

Transportation 0.76%
Pacific National Finance Pty. Ltd. (Australia)(c)	4.75%	3/22/2028	3,100,000	3,063,753
XPO, Inc.†	6.25%	6/1/2028	1,697,000	1,712,499
Total				4,776,252

Trucking & Leasing 0.05%
SMBC Aviation Capital Finance DAC (Ireland)†(c)	4.95%	7/23/2029	287,000	286,148
Total Corporate Bonds (cost $250,363,892)				248,877,967

FLOATING RATE LOANS(e) 2.12%

Aerospace/Defense 0.14%
RTX Corp. Term Loan	4.884% (1 mo. USD Term SOFR + 1.13%)	11/6/2026	900,000	900,562

Electronics 0.24%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.517% (1 mo. USD Term SOFR + 0.88%)	8/22/2028	1,178,000	1,174,319
Honeywell International, Inc. Term Loan A1	4.561% (1 mo. USD Term SOFR + 0.88%)	5/7/2027	312,500	312,500
Total				1,486,819

216	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care Products 0.09%
GE HealthCare Technologies, Inc. Term Loan	–	(b)	12/12/2028	$500,000	$500,000
Solventum Corp. Term Loan	4.989% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	99,561	99,748
Total					599,748

Media 0.38%
Charter Communications Operating LLC 2023 Term Loan B4	5.725% (3 mo. USD Term SOFR + 2.00%)		12/7/2030	564,877	559,788
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)		12/15/2031	1,866,257	1,838,683
Total					2,398,471

Pipelines 0.10%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.103% (3 mo. USD Term SOFR + 1.25%)		10/14/2026	631,000	630,558

Real Estate Investment Trusts 0.29%
Invitation Homes Operating Partnership LP 2024 Term Loan	4.503% (1 mo. USD Term SOFR + 0.85%)		9/11/2028	1,856,000	1,842,080

Regional 0.15%
Seminole Tribe of Florida 2026 Term Loan A	4.936% (1 mo. USD Term SOFR + 1.25%)		5/8/2031	950,000	950,000

Retail 0.73%
7-Eleven, Inc. Term Loan (2028)	4.957% (3 mo. USD Term SOFR + 1.20%)		12/11/2028	1,250,000	1,249,218
KFC Holding Co. 2021 Term Loan B	5.503% (1 mo. USD Term SOFR + 1.75%)		3/15/2028	1,442,083	1,447,044
Lowes Cos., Inc. Delayed Draw Term Loan	4.761% (3 mo. USD Term SOFR + 1.00%)		9/15/2028	1,895,000	1,884,388
Total					4,580,650
Total Floating Rate Loans (cost $13,440,515)					13,388,888

FOREIGN GOVERNMENT OBLIGATIONS(c) 2.05%

Bermuda 0.57%
Bermuda Government International Bonds	3.717%		1/25/2027	3,600,000	3,600,324

See Notes to Schedule of Investments.	217

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Italy 0.23%
Cassa Depositi e Prestiti SpA†	4.375%		10/1/2030	$1,470,000	$1,437,092

Japan 0.26%
Japan Bank for International Cooperation	4.625%		7/22/2027	1,608,000	1,613,198

Mexico 0.51%
Eagle Funding Luxco SARL†	5.50%		8/17/2030	3,205,000	3,204,199

Romania 0.40%
Romania Government International Bonds	5.25%		11/25/2027	2,550,000	2,549,816

Saudi Arabia 0.08%
Saudi Government International Bonds†	5.125%		1/13/2028	490,000	492,365
Total Foreign Government Obligations (cost $12,932,817)					12,896,994

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.94%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K100 Class A2 (Cost $6,008,325)	2.673%		9/25/2029	6,290,000	5,933,912

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.45%
Federal Home Loan Mortgage Corp.	4.885% (30 day USD SOFR Average + 2.12%)	#	3/1/2056	1,069,474	1,058,816
Federal Home Loan Mortgage Corp.	5.128% (30 day USD SOFR Average + 2.15%)	#	12/1/2055	1,791,893	1,789,618
Federal Home Loan Mortgage Corp.	5.359% (30 day USD SOFR Average + 2.18%)	#	8/1/2055	236,894	238,299
Federal Home Loan Mortgage Corp.	5.426% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	350,102	350,362
Federal Home Loan Mortgage Corp.	5.501% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	643,944	649,627
Federal Home Loan Mortgage Corp.	5.617% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	356,945	360,486
Federal Home Loan Mortgage Corp.	5.841% (30 day USD SOFR Average + 2.12%)	#	5/1/2055	433,890	439,613
Federal Home Loan Mortgage Corp.	5.998% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	226,232	230,120
Federal Home Loan Mortgage Corp.	6.355% (30 day USD SOFR Average + 2.10%)	#	9/1/2055	423,456	434,350
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%)	#	3/1/2056	1,780,450	1,766,094
Federal National Mortgage Association	5.042% (30 day USD SOFR Average + 2.08%)	#	12/1/2055	1,820,633	1,815,887

218	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.459% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	$123,246	$124,056
Federal National Mortgage Association	5.508% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	82,997	84,062
Federal National Mortgage Association	5.719% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	549,692	556,846
Federal National Mortgage Association	5.833% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	127,360	129,435
Federal National Mortgage Association	5.964% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	1,731,781	1,762,452
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	4,676,115	4,847,120
Uniform Mortgage-Backed Security(f)	5.00%		TBA	4,998,000	4,969,383
Uniform Mortgage-Backed Security(f)	5.50%		TBA	3,700,000	3,733,128
Uniform Mortgage-Backed Security(f)	6.00%		TBA	2,609,000	2,664,288
Total Government Sponsored Enterprises Pass-Throughs (cost $28,212,859)					28,004,042

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.09%
Bank Series 2017-BNK7 Class A4	3.175%		9/15/2060	1,267,634	1,250,373
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	2,480,000	2,524,621
Bank5 Series 2025-5YR14 Class A3	5.646%		4/15/2058	2,940,000	2,984,826
Bank5 Series 2026-5YR24 Class A3	5.832%		8/15/2031	240,000	246,293
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	1,331,188	1,363,678
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	220,951	211,324
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	1,050,000	1,072,829
BBCMS Mortgage Trust Series 2025-5C34 Class A3	5.659%		5/15/2058	1,040,000	1,057,419
Benchmark Mortgage Trust Series 2018-B7 Class A4	4.51%	#(g)	5/15/2053	1,060,000	1,046,997
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	186,246	168,203
Benchmark Mortgage Trust Series 2021-B28 Class A2	1.786%		8/15/2054	393,229	392,375
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	890,000	905,570
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	1,430,000	1,446,259
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	2,040,000	2,071,706
Benchmark Mortgage Trust Series 2026-V23 Class A3	5.853%		8/28/2059	270,000	276,937

See Notes to Schedule of Investments.	219

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	$940,000	$953,427
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4	4.009%		3/10/2051	710,000	701,472
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	690,000	638,045
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	1,510,000	1,490,575
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R04 Class 2A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	7/25/2046	668,889	668,803
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	20,282	20,255
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	1,150,000	1,137,885
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	2,010,000	1,891,524
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	1,280,000	1,281,213
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	1,990,000	2,019,677
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	1,600,000	1,630,104
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	1,250,000	1,284,361
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	1,316,000	1,337,993
Total Non-Agency Commercial Mortgage-Backed Securities (cost $32,478,898)					32,074,744

U.S. TREASURY OBLIGATIONS 22.02%
U.S. Treasury Inflation-Indexed Notes(h)	0.125%		4/15/2027	13,041,583	12,837,387
U.S. Treasury Notes	3.50%		10/15/2028	24,609,000	24,184,110
U.S. Treasury Notes	3.50%		12/15/2028	30,999,000	30,417,769
U.S. Treasury Notes	3.75%		4/30/2028	10,783,000	10,684,858
U.S. Treasury Notes	4.00%		2/29/2028	27,328,000	27,207,906
U.S. Treasury Notes	4.625%		4/30/2029	33,174,000	33,370,323
Total U.S. Treasury Obligations (cost $139,340,616)					138,702,353
Total Long-Term Investments (cost $637,745,404)					634,477,084

220	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 1.89%

COMMERCIAL PAPER 0.57%

Pipelines 0.57%
NGPL PipeCo LLC† (cost $3,583,000)	4.107%	9/1/2026	$3,583,000	$3,583,000

REPURCHASE AGREEMENTS 1.03%
Repurchase Agreement dated 8/31/2026, 3.580% due 9/1/2026 with Barclays Capital, Inc. collateralized by $4,622,800 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $3,991,837; proceeds: $3,912,389 (cost $3,912,000)			3,912,000	3,912,000
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $2,642,600 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $2,592,296; proceeds: $2,541,602 (cost $2,541,373)			2,541,373	2,541,373
Total Repurchase Agreements (cost $6,453,373)				6,453,373

TIME DEPOSITS 0.03%
CitiBank N.A.(i) (cost $184,851)			184,851	184,851

			Shares
MONEY MARKET FUNDS 0.26%
Fidelity Government Portfolio(i) (cost $1,663,659)			1,663,659	1,663,659
Total Short-Term Investments (cost $11,884,883)				11,884,883
Total Investments in Securities 102.63% (cost $649,630,287)				646,361,967
Other Assets and Liabilities – Net (2.63)%				(16,574,304)
Net Assets 100.00%				$629,787,663

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
REITS	Real Estate Investment Trusts.
SOFR	Secured Overnight Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $241,143,770, which represents 38.29% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Securities purchased on a when-issued basis.
(b)	Interest rate to be determined.
(c)	Foreign security traded in U.S. dollars.
(d)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.

See Notes to Schedule of Investments.	221

Schedule of Investments (unaudited)(continued)

SHORT DURATION CORE BOND FUND August 31, 2026

(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Interest Rate Swap Contracts at August 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
12-Month USD SOFR Index	4.104%	8/25/2029	$22,400,000	$–	$(69,224)	$(69,224)
12-Month USD SOFR Index	4.094%	6/30/2028	$37,800,000	–	(76,747)	(76,747)
Total				$–	$(145,971)	$(145,971)

SOFR	Secured Overnight Financing Rate.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Depreciation
2.135%	CPI Urban Consumer NSA	6/30/2027	$6,400,000	$(2,582)
1.950%	CPI Urban Consumer NSA	7/16/2027	1,600,000	(685)
Total				$(3,267)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2026	503	Short	$(53,405,404)	$(53,168,672)	$236,732

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	497	Long	$102,208,507	$102,001,485	$(207,022)

222	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION CORE BOND FUND August 31, 2026

The following is a summary of the inputs used as of  August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$154,598,184	$–	$154,598,184
Corporate Bonds	–	248,877,967	–	248,877,967
Floating Rate Loans	–	13,388,888	–	13,388,888
Foreign Government Obligations	–	12,896,994	–	12,896,994
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	5,933,912	–	5,933,912
Government Sponsored Enterprises Pass-Throughs	–	28,004,042	–	28,004,042
Non-Agency Commercial Mortgage-Backed Securities	–	32,074,744	–	32,074,744
U.S. Treasury Obligations	–	138,702,353	–	138,702,353
Short-Term Investments
Commercial Paper	–	3,583,000	–	3,583,000
Repurchase Agreements	–	6,453,373	–	6,453,373
Time Deposits	–	184,851	–	184,851
Money Market Funds	1,663,659	–	–	1,663,659
Total	$1,663,659	$644,698,308	$–	$646,361,967
Other Financial Instruments
Centrally Cleared Interest Rate Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(145,971)	–	(145,971)
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(3,267)	–	(3,267)
Futures Contracts
Assets	236,732	–	–	236,732
Liabilities	(207,022)	–	–	(207,022)
Total	$29,710	$(149,238)	$–	$(119,528)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	223

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 101.66%

ASSET-BACKED SECURITIES 24.41%

Automobiles 6.35%
Ally Bank Auto Credit-Linked Notes Series 2025-A Class B†	4.648%		6/15/2033	$12,394,791	$12,375,160
Ally Bank Auto Credit-Linked Notes Series 2025-A Class C†	4.844%		6/15/2033	16,238,368	16,222,284
Americredit Automobile Receivables Trust Series 2023-1 Class C	5.80%		12/18/2028	27,200,000	27,402,145
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%		5/18/2028	3,076,210	3,081,890
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%		1/18/2029	17,723,359	17,784,558
AutoNation Finance Trust Series 2026-N1A Class A2†	4.48%		2/15/2029	22,910,000	22,894,673
AutoNation Finance Trust Series 2026-N1A Class A3†	4.63%		12/16/2030	14,260,000	14,223,071
Avis Budget Rental Car Funding AESOP LLC Series 2022-4A Class A†	4.77%		2/20/2029	10,765,000	10,773,140
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 Class A†	4.743% (30 day USD SOFR Average + 1.10%)	#	12/26/2031	10,698,434	10,731,161
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%		2/26/2029	11,740,491	11,792,870
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%		1/16/2029	19,939,043	20,067,656
CarMax Auto Owner Trust Series 2024-2 Class A4	5.51%		11/15/2029	24,545,000	24,870,884
CarMax Auto Owner Trust Series 2026-2 Class A3	4.22%		6/16/2031	24,500,000	24,278,714
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%		3/15/2029	29,426,117	29,413,887
CarMax Select Receivables Trust Series 2025-B Class C	4.83%		6/16/2031	15,750,000	15,656,796
CarMax Select Receivables Trust Series 2026-A Class A3	3.99%		5/17/2032	20,820,000	20,568,447
Carvana Auto Receivables Trust Series 2022-P2 Class A4	4.68%		2/10/2028	9,091,039	9,095,888
Carvana Auto Receivables Trust Series 2026-P3 Class A3	4.76%		8/11/2031	73,465,000	73,324,579
Chase Auto Owner Trust Series 2024-1A Class A3†	5.13%		5/25/2029	21,105,773	21,190,160
Chase Auto Owner Trust Series 2024-2A Class A3†	5.52%		6/25/2029	7,726,067	7,777,238

224	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Chase Auto Owner Trust Series 2024-5A Class A3†	4.18%		8/27/2029	$17,221,096	$17,201,157
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%		5/15/2036	43,249,189	43,396,639
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%		1/18/2028	699,017	699,456
Citizens Auto Receivables Trust Series 2024-2 Class A3†	5.33%		8/15/2028	37,284,618	37,398,825
Consumer Portfolio Services Auto Trust Series 2025-A Class C†	5.25%		4/15/2031	14,430,000	14,475,241
CPS Auto Receivables Trust Series 2024-A Class D†	6.13%		4/15/2030	7,883,000	7,963,176
Credit Acceptance Auto Loan Trust Series 2024-2A Class A†	5.95%		6/15/2034	32,989,411	33,163,304
Enterprise Fleet Financing LLC Series 2025-3 Class A2†	4.50%		4/20/2028	28,926,746	28,952,676
Enterprise Fleet Financing LLC Series 2025-3 Class A4†	4.64%		3/22/2032	22,748,000	22,658,534
Exeter Automobile Receivables Trust Series 2023-2A Class D	6.32%		8/15/2029	21,905,166	22,102,838
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%		5/15/2029	7,743,723	7,771,544
Exeter Automobile Receivables Trust Series 2024-2A Class D	5.92%		2/15/2030	13,428,000	13,562,865
Exeter Automobile Receivables Trust Series 2024-3A Class D	5.98%		9/16/2030	33,293,000	33,812,377
Exeter Automobile Receivables Trust Series 2024-4A Class D	5.81%		12/16/2030	14,805,000	14,977,860
Exeter Automobile Receivables Trust Series 2026-3A Class A3	4.47%		7/15/2030	30,230,000	30,187,669
Exeter Automobile Receivables Trust Series 2026-4A Class A2	4.37%		12/15/2028	9,000,000	8,998,540
Exeter Automobile Receivables Trust Series 2026-4A Class A3	4.56%		10/15/2030	12,000,000	11,990,557
Ford Credit Auto Owner Trust Series 2023-1 Class A†	4.85%		8/15/2035	47,464,000	47,663,947
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%		9/15/2028	15,896,449	15,973,153
Ford Credit Auto Owner Trust Series 2026-1 Class A†	4.32%	(a)	8/15/2038	82,616,000	80,615,776
Ford Credit Auto Owner Trust Series 2026-2 Class A†	4.86%	(a)	2/15/2039	43,360,000	43,254,436

See Notes to Schedule of Investments.	225

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2024-2A Class D†	6.19%		2/15/2030	$7,364,000	$7,466,965
GLS Auto Receivables Issuer Trust Series 2025-2A Class A3†	4.75%		1/16/2029	17,713,860	17,733,303
GLS Auto Receivables Issuer Trust Series 2025-3A Class C†	4.69%		5/15/2031	30,000,000	29,889,885
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3†	3.97%		11/15/2029	25,939,000	25,820,212
GLS Auto Receivables Issuer Trust Series 2026-2A Class A3†	4.33%		11/15/2029	12,900,000	12,865,517
GLS Auto Receivables Issuer Trust Series 2026-3A Class A3†	4.60%		3/15/2030	53,106,000	53,074,938
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A4	5.71%		2/16/2029	8,940,000	9,028,682
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%		12/27/2027	80,332,667	79,908,470
Huntington Auto Trust Series 2024-1A Class A3†	5.23%		1/16/2029	35,584,021	35,737,932
Huntington Bank Auto Credit-Linked Notes Series 2024-1 Class B1†	6.153%		5/20/2032	17,623,243	17,751,485
Huntington Bank Auto Credit-Linked Notes Series 2024-2 Class B1†	5.442%		10/20/2032	14,397,058	14,437,807
Huntington Bank RVM Credit-Linked Notes Series 2026-RVM1 Class B1†	5.612%		8/20/2048	31,430,000	31,386,231
Hyundai Auto Lease Securitization Trust Series 2025-A Class A3†	4.83%		1/18/2028	30,000,000	30,066,519
Kinetic Advantage Master Owner Trust Series 2025-1A Class A†	5.837% (30 day USD SOFR Average + 2.20%)	#	10/15/2029	37,390,000	37,710,171
LAD Auto Receivables Trust Series 2024-1A Class C†	5.64%		6/15/2029	6,745,000	6,805,410
LAD Auto Receivables Trust Series 2024-3A Class A3†	4.52%		3/15/2029	11,030,106	11,041,370
LAD Select Auto Receivables Trust Series 2026-A Class A3†	4.79%		11/15/2032	15,000,000	15,006,240
M&T Bank Auto Receivables Trust Series 2026-1A Class A3†	4.66%		6/16/2031	32,725,000	32,721,829
M&T Bank RV Trust Series 2026-1A Class A†	4.35%		1/15/2046	18,837,189	18,388,515
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%		4/20/2037	49,953,125	50,029,473
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	30,000,000	30,079,920

226	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Nissan Auto Lease Trust Series 2025-B Class A3	4.32%	11/15/2028	$53,240,000	$53,154,156
Nissan Auto Lease Trust Series 2026-A Class A3	3.87%	3/15/2029	28,635,000	28,366,733
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	6,508,019	6,526,342
Octane Receivables Trust Series 2024-2A Class A2†	5.80%	7/20/2032	8,602,551	8,633,537
Octane Receivables Trust Series 2024-3A Class A2†	4.94%	5/20/2030	10,987,260	11,012,320
Octane Recievables Trust Series 2026-RVM1 Class A†	4.92%	6/20/2047	15,827,000	15,835,958
Santander Drive Auto Receivables Trust Series 2023-4 Class B	5.77%	12/15/2028	7,978,024	8,004,571
Santander Drive Auto Receivables Trust Series 2023-6 Class C	6.40%	3/17/2031	20,935,000	21,337,894
Santander Drive Auto Receivables Trust Series 2024-2 Class B	5.78%	7/16/2029	18,071,114	18,143,841
Santander Drive Auto Receivables Trust Series 2024-2 Class D	6.28%	8/15/2031	29,155,000	29,737,502
Santander Drive Auto Receivables Trust Series 2024-3 Class B	5.55%	9/17/2029	34,274,500	34,392,898
Santander Drive Auto Receivables Trust Series 2024-4 Class B	4.93%	9/17/2029	26,660,000	26,719,409
Santander Drive Auto Receivables Trust Series 2024-5 Class A3	4.62%	11/15/2028	4,369,730	4,370,468
Santander Drive Auto Receivables Trust Series 2024-5 Class B	4.63%	8/15/2029	65,808,000	65,876,256
Santander Drive Auto Receivables Trust Series 2025-1 Class A3	4.74%	1/16/2029	18,924,619	18,937,832
Santander Drive Auto Receivables Trust Series 2025-1 Class B	4.88%	3/17/2031	31,985,000	32,051,289
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	8,889,668	8,892,120
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	67,042,000	67,040,451
Santander Drive Auto Receivables Trust Series 2025-4 Class A3	4.17%	4/15/2030	51,299,000	51,172,548
Santander Drive Auto Receivables Trust Series 2026-1 Class A3	3.93%	7/15/2030	44,821,000	44,529,404
SFS Auto Receivables Securitization Trust Series 2023-1A Class A3†	5.47%	10/20/2028	6,436,883	6,449,285
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	11,293,469	11,321,176

See Notes to Schedule of Investments.	227

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SFS Auto Receivables Securitization Trust Series 2024-3A Class A3†	4.55%	6/20/2030	$24,310,231	$24,332,606
Stellantis Financial Floorplan Master Auto Owner Trust Series 2026-1A Class A†	4.77%	8/20/2031	74,265,000	74,338,196
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A4†	4.50%	3/20/2029	28,470,000	28,466,837
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A3†	4.35%	11/20/2029	31,670,000	31,496,759
Toyota Auto Loan Extended Note Trust Series 2026-1A Class A†	4.58%	4/25/2039	46,060,000	45,616,548
U.S. Bank NA Series 2026-RVM1 Class B1†	4.959%	12/25/2046	76,327,809	74,990,645
Volkswagen Credit Auto Master Trust Series 2026-1A Class A†	4.71%	5/20/2031	50,685,000	50,720,434
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%	11/15/2028	9,545,000	9,618,043
Westlake Automobile Receivables Trust Series 2023-3A Class D†	6.47%	3/15/2029	15,098,000	15,286,666
Westlake Automobile Receivables Trust Series 2024-1A Class D†	6.02%	10/15/2029	9,340,000	9,456,291
Westlake Automobile Receivables Trust Series 2024-2A Class D†	5.91%	4/15/2030	48,660,000	49,179,845
Westlake Automobile Receivables Trust Series 2024-3A Class A3†	4.71%	4/17/2028	12,833,366	12,839,683
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	31,524,550	31,563,184
Westlake Automobile Receivables Trust Series 2025-2A Class A3†	4.51%	5/15/2029	24,020,000	24,038,001
Westlake Automobile Receivables Trust Series 2025-2A Class C†	4.85%	1/15/2031	34,030,000	34,012,410
Westlake Automobile Receivables Trust Series 2026-2A Class A3†	4.35%	4/15/2030	27,880,000	27,795,245
Westlake Automobile Receivables Trust Series 2026-3A Class A3†	4.64%	3/15/2030	32,780,000	32,775,516
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1†	4.80%	9/19/2039	35,841,569	35,947,187
Wolrd Omni Select Auto Trust Series 2026-A Class A3	4.73%	5/17/2032	26,426,000	26,353,440
World Omni Select Auto Trust Series 2023-A Class C	6.00%	1/16/2029	21,400,752	21,468,565
World Omni Select Auto Trust Series 2025-A Class A3	4.08%	8/15/2031	28,450,000	28,239,686
Total				2,758,338,422

228	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Credit Card 1.05%
Capital One Multi-Asset Execution Trust Series 2026-A1 Class A	4.48%		7/15/2031	$160,470,000	$160,162,347
Continental Finance Credit Card ABS Master Trust Series 2025-A Class A†	5.40%		12/17/2035	29,021,000	28,779,473
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	20,402,000	20,543,780
First National Master Note Trust Series 2026-1 Class A	4.61%		5/15/2031	38,780,000	38,603,745
Fortiva Retail Prime Masters Notes Business Trust Series 2025-A Class A†	6.60%		9/17/2029	92,200,000	92,282,980	(b)
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	74,930,000	74,760,306
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47%		2/15/2031	43,873,000	44,159,183
Total					459,291,814

Other 16.76%
Acore Issuer LLC Series 2026-FL1 Class A†	5.103% (1 mo. USD Term SOFR + 1.45%)	#	8/20/2043	28,120,000	28,119,997
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	38,670,000	38,706,158
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	28,762,000	28,842,744
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	64,550,000	64,012,137
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	66,075,000	65,645,195
Affirm Master Trust Series 2026-2A Class A†	4.67%		4/16/2035	43,978,000	43,643,376
Anthelion CLO Ltd. Series 2025-1A Class A1†	5.229% (3 mo. USD Term SOFR + 1.50%)	#	7/20/2036	19,500,000	19,526,032
Apex Credit CLO Ltd. Series 2018-2A Class BR3†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	10/20/2031	16,500,000	16,503,993
Apex Credit CLO Ltd. Series 2021-1A Class ANR†	4.949% (3 mo. USD Term SOFR + 1.22%)	#	7/18/2034	78,130,000	78,161,330
Apex Credit CLO Ltd. Series 2024-1A Class A1R†	5.129% (3 mo. USD Term SOFR + 1.40%)	#	4/20/2036	40,000,000	40,057,160

See Notes to Schedule of Investments.	229

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Apex Credit CLO Ltd. Series 2024-2A Class A†	5.33% (3 mo. USD Term SOFR + 1.52%)	#	7/25/2037	$30,350,000	$30,372,186
Aqua Finance Trust Series 2019-A Class A†	3.14%		7/16/2040	3,690,544	3,570,025
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	10,122,148	9,193,043
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1 Class A†	5.007% (1 mo. USD Term SOFR + 1.35%)	#	1/20/2043	42,970,000	43,093,384
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	27,400,000	27,494,814
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	6,040,000	6,049,454
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A†	5.087% (30 day USD SOFR Average + 1.45%)	#	1/15/2037	11,114,023	11,132,642
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	110,040,000	110,130,453
ARES LXIV CLO Ltd. Series 2022-64AR Class AR2†(c)	4.89% (3 mo. USD Term SOFR + 1.20%)	#	10/22/2039	90,080,000	90,102,970
ASP WHCO Partner 2 LP	6.783%	#(d)	3/29/2029	66,226,243	66,208,713
Atlas Senior Loan Fund XXIII Ltd. Series 2024-23A Class A1R†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	7/20/2037	29,390,000	29,451,807
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.835% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	8,320,000	8,328,520
BAR Issuer LLC Series 2026-FL1 Class A†	5.253% (1 mo. USD Term SOFR + 1.60%)	#	8/20/2043	56,890,000	57,085,728
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	67,790,000	67,827,895
Battalion CLO IX Ltd. Series 2015-9A Class BRR†	5.353% (3 mo. USD Term SOFR + 1.60%)	#	7/15/2031	19,561,668	19,584,516
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.905% (3 mo. USD Term SOFR + 1.13%)	#	4/24/2034	55,250,882	55,289,834
Battalion CLO XIV Ltd. Series 2019-14A Class AR2†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2035	13,639,575	13,663,526

230	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Battalion CLO XXI Ltd. Series 2021-21A Class AR†	4.903% (3 mo. USD Term SOFR + 1.15%)	#	7/15/2034	$25,513,896	$25,524,689
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class A†	5.243% (30 day USD SOFR Average + 1.60%)	#	9/25/2034	68,393,000	69,024,219
Bayview Opportunity Master Fund VII LLC Series 2026-CRD1 Class B†	5.543% (30 day USD SOFR Average + 1.90%)	#	9/25/2034	94,535,000	95,425,851
BBAM U.S. CLO III Ltd. Series 2023-3A Class A1R†	4.923% (3 mo. USD Term SOFR + 1.17%)	#	10/15/2038	25,540,000	25,557,265
BDS LLC Series 2025-FL15 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	3/19/2043	57,330,000	57,479,978
BDS LLC Series 2025-FL16 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	6/19/2043	42,710,000	42,769,444
BDS LLC Series 2026-FL17 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	5/19/2043	31,420,000	31,459,906
Birch Grove CLO Ltd. Series 19A Class A1R3†	4.937% (3 mo. USD Term SOFR + 1.22%)	#	7/17/2037	84,220,000	84,325,275
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.983% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	64,530,000	64,530,516
BlueMountain CLO XXIX Ltd. Series 2020-29A Class AR2†	4.86% (3 mo. USD Term SOFR + 1.05%)	#	7/25/2034	113,390,000	113,442,726
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	44,270,000	44,380,683
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	66,670,000	66,806,673
BSPDF Issuer LLC Series 2026-FL5 Class A†	5.10% (1 mo. USD Term SOFR + 1.30%)	#	2/18/2044	27,070,000	27,092,888
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.025% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	46,170,000	46,286,905
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.783% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	17,350,000	17,363,481
Capital Four U.S. CLO II Ltd. Series 2022-1A Class AR2†	5.109% (3 mo. USD Term SOFR + 1.38%)	#	1/20/2037	24,690,000	24,771,823

See Notes to Schedule of Investments.	231

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class A1R3†	4.819% (3 mo. USD Term SOFR + 1.09%)	#	4/20/2034	$26,019,406	$26,062,208
Carlyle U.S. CLO Ltd. Series 2017-2A Class AR3†	4.949% (3 mo. USD Term SOFR + 1.22%)	#	7/20/2037	6,830,000	6,834,399
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.89% (3 mo. USD Term SOFR + 1.08%)	#	1/25/2035	4,930,000	4,935,428
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.839% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	65,630,000	65,738,158
CarVal CLO I Ltd. Series 2018-1A Class AR†	5.023% (3 mo. USD Term SOFR + 1.23%)	#	7/16/2031	1,221,434	1,221,939
CarVal CLO III Ltd. Series 2019-2A Class BR2†	5.129% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2032	16,000,000	16,032,256
Cathedral Lake VI Ltd. Series 2021-6A Class ANR†	5.01% (3 mo. USD Term SOFR + 1.20%)	#	4/25/2034	50,187,760	50,226,354
Cedar Funding IX CLO Ltd. Series 2018-9A Class ARR†	4.959% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2037	61,390,000	61,466,737
Cherry Securitization Trust Series 2024- 1A Class A†	5.70%		4/15/2032	28,215,000	28,252,441
Cherry Securitization Trust Series 2025- 1A Class A†	6.13%		11/15/2032	46,190,000	46,495,769
CIFC Funding Ltd. Series 2017-5AR Class AR2†(c)	–	(e)	7/17/2037	45,170,000	45,181,292
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.779% (3 mo. USD Term SOFR + 1.05%)	#	1/20/2034	30,241,731	30,232,266
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.829% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	32,707,519	32,692,637
Columbia Cent CLO 32 Ltd. Series 2022-32A Class A1R2†	4.895% (3 mo. USD Term SOFR + 1.12%)	#	7/24/2034	87,201,053	87,249,363
Crown City CLO IV Series 2022-4A Class A1R2†	5.009% (3 mo. USD Term SOFR + 1.28%)	#	4/20/2037	82,530,000	82,675,748
Crown City CLO V Series 2023-5A Class A1R2†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/22/2037	60,310,000	60,370,008

232	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Dell Equipment Finance Trust Series 2026-1A Class A3†	4.32%		12/22/2031	$10,985,000	$10,931,144
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	7,643,053	7,661,333
Dryden 104 CLO Ltd. Series 2022-104A Class A1R†	5.023% (3 mo. USD Term SOFR + 1.29%)	#	8/20/2034	95,700,000	95,781,728
Dryden 42 Senior Loan Fund Series 2016-42A Class A1R3†	4.943% (3 mo. USD Term SOFR + 1.19%)	#	7/15/2037	61,470,000	61,545,485
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.799% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	23,866,670	23,886,885
Dryden 78 CLO Ltd. Series 2020-78A Class A1R2†	5.00% (3 mo. USD Term SOFR + 1.25%)	#	4/17/2037	27,100,000	27,136,341
Eaton Vance CLO Ltd. Series 2019-1A Class AR3†	5.003% (3 mo. USD Term SOFR + 1.25%)	#	7/15/2037	54,020,000	54,063,702
Empower CLO Ltd. Series 2024-1A Class A1R†	5.09% (3 mo. USD Term SOFR + 1.28%)	#	4/25/2037	39,570,000	39,638,456
Empower CLO Ltd. Series 2024-2AR Class A1R†(c)	–	(e)	7/15/2037	77,650,000	77,669,801
FCR Issuer LLC Series 2026-FL1 Class A†	5.244% (1 mo. USD Term SOFR + 1.50%)	#	8/19/2043	48,150,000	48,190,870
Fortress Credit BSL XIII Ltd. Series 2021-2A Class AR†	4.692% (3 mo. USD Term SOFR + 1.00%)	#	7/20/2034	44,620,000	44,661,675
Fortress Credit BSL XXI Ltd. Series 2024-1A Class AR†	5.155% (3 mo. USD Term SOFR + 1.38%)	#	4/24/2037	12,990,000	13,017,915
FS Rialto Issuer LLC Series 2025-FL10 Class A†	5.032% (1 mo. USD Term SOFR + 1.39%)	#	8/19/2042	37,590,000	37,626,643
INCREF LLC Series 2026-FL3 Class A†	5.047% (1 mo. USD Term SOFR + 1.40%)	#	1/19/2044	45,630,000	45,686,818
Invesco U.S. CLO Ltd. Series 2024-2A Class A1R†	4.963% (3 mo. USD Term SOFR + 1.21%)	#	7/15/2037	5,000,000	5,002,700
Katayma CLO II Ltd. Series 2024-2A Class A1R†	4.979% (3 mo. USD Term SOFR + 1.25%)	#	4/20/2037	40,100,000	40,119,890

See Notes to Schedule of Investments.	233

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Kennedy Lewis CLO 13 Ltd. Series 2023-13A Class A1R†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2038	$72,455,000	$72,473,114
Kennedy Lewis CLO 14 Ltd. Series 2024-14A Class AR†	5.053% (3 mo. USD Term SOFR + 1.32%)	#	4/22/2037	66,860,000	67,159,466
KKR CLO 15 Ltd. Series 15 Class BR2†	5.279% (3 mo. USD Term SOFR + 1.55%)	#	1/18/2032	7,890,000	7,897,732
KKR CLO 24 Ltd. Series 24 Class A1R†	5.071% (3 mo. USD Term SOFR + 1.34%)	#	4/20/2032	22,731,245	22,746,884
KKR CLO 40 Ltd. Series 40A Class AR†	5.029% (3 mo. USD Term SOFR + 1.30%)	#	10/20/2034	16,189,275	16,197,256
LCM 33 Ltd. Series 33A Class AR†	4.909% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	65,550,000	65,578,449
LCM 34 Ltd. Series 34A Class A1R†	4.909% (3 mo. USD Term SOFR + 1.18%)	#	10/20/2034	122,750,000	122,857,038
LCM 35 Ltd. Series 35A Class A1R†	4.833% (3 mo. USD Term SOFR + 1.08%)	#	10/15/2034	66,710,000	66,779,178
Lendmark Funding Trust Series 2021-2A Class A†	2.00%		4/20/2032	138,926,000	135,736,315
Lendmark Funding Trust Series 2024-1A Class A†	5.53%		6/21/2032	32,801,000	32,928,793
Lendmark Funding Trust Series 2025-1A Class A†	4.94%		9/20/2034	32,902,000	32,799,185
Lendmark Funding Trust Series 2026-1A Class A†	4.80%		11/20/2035	32,940,000	32,627,857
M&T Equipment LLC Series 2026-1A Class A3†	4.80%		11/18/2030	10,000,000	9,995,121
M&T Equipment LLC Series 2026-1A Class A4†	4.91%		7/18/2033	5,700,000	5,695,110
Madison Park Funding LII Ltd. Series 2021-52A Class AR†	4.833% (3 mo. USD Term SOFR + 1.10%)	#	1/22/2035	40,000,000	40,044,840
Madison Park Funding LVII Ltd. Series 2022-57A Class A1R†	5.09% (3 mo. USD Term SOFR + 1.28%)	#	7/27/2034	28,370,000	28,389,859
Madison Park Funding XXX Ltd. Series 2018-30A Class A1R†	5.153% (3 mo. USD Term SOFR + 1.36%)	#	7/16/2037	74,900,000	75,001,789
Madison Park Funding XXXI Ltd. Series 2018-31AR Class A1A3†(c)	–	(e)	7/23/2037	41,910,000	41,920,687
Madison Park Funding XXXII Ltd. Series 2018-32A Class A1R2†	5.093% (3 mo. USD Term SOFR + 1.36%)	#	7/22/2037	43,630,000	43,661,501

234	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Man U.S. CLO Ltd. Series 2021-1A Class A1R†	4.847% (3 mo. USD Term SOFR + 1.15%)	#	10/15/2038	$82,160,000	$82,200,258
Marble Point CLO XXIII Ltd. Series 2021-4A Class A1R†	4.893% (3 mo. USD Term SOFR + 1.16%)	#	1/22/2035	23,100,000	23,123,146
Mariner Finance Issuance Trust Series 2021-BA Class A†	2.10%		11/20/2036	69,465,000	68,310,332
MF1 LLC Series 2022-FL9 Class A†	5.797% (1 mo. USD Term SOFR + 2.15%)	#	6/19/2037	22,979,577	22,982,501
MF1 LLC Series 2026-FL22 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	11/18/2043	76,150,000	76,376,070
MF1 Ltd. Series 2021-FL7 Class A†	4.833% (1 mo. USD Term SOFR + 1.19%)	#	10/16/2036	2,734,264	2,736,686
Nassau Ltd. Series 2020-1A Class A1RR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	1/15/2035	79,460,000	79,466,039
Navesink CLO 2 Ltd. Series 2024-2A Class A1R†	4.943% (3 mo. USD Term SOFR + 1.19%)	#	1/15/2036	37,950,000	37,897,819
Navesink CLO 3 Ltd. Series 2025-3A Class A1R†	4.836% (3 mo. USD Term SOFR + 1.15%)	#	7/15/2037	84,790,000	84,887,508
Navesink CLO 4 Ltd. Series 2025-4A Class A1†	5.033% (3 mo. USD Term SOFR + 1.28%)	#	10/15/2037	131,830,000	131,895,388
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A Class AR†	4.952% (3 mo. USD Term SOFR + 1.20%)	#	4/23/2038	109,000,000	109,382,917
NGC Ltd. Series 2024-1A Class A1R†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2037	95,050,000	95,095,624
NMEF Funding LLC Series 2025-B Class A2†	4.64%		1/18/2033	21,790,026	21,812,287
Oaktree CLO Ltd. Series 2019-4A Class AR3†	4.959% (3 mo. USD Term SOFR + 1.23%)	#	7/20/2037	94,330,000	94,394,427
Octagon Investment Partners 45 Ltd. Series 2019-1A Class A1RR†	4.903% (3 mo. USD Term SOFR + 1.15%)	#	4/15/2035	13,775,000	13,790,855
OneMain Financial Issuance Trust Series 2019-2A Class A†	3.14%		10/14/2036	75,865,000	75,109,946
OneMain Financial Issuance Trust Series 2020-2A Class C†	2.76%		9/14/2035	14,375,000	13,959,338
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	14,386,482	14,139,212

See Notes to Schedule of Investments.	235

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Palmer Square CLO Ltd. Series 2024-1A Class AR†	4.993% (3 mo. USD Term SOFR + 1.24%)	#	4/15/2037	$55,360,000	$55,451,787
Park Avenue Institutional Advisers CLO Ltd. Series 2022-2A Class A1R2†	5.057% (3 mo. USD Term SOFR + 1.25%)	#	1/20/2037	86,180,000	86,286,605
PEAC Solutions Receivables LLC Series 2025-1A Class A3†	5.04%		7/20/2032	41,365,000	41,573,583
PEAC Solutions Receivables LLC Series 2026-1A Class A3†	4.39%		7/20/2033	7,500,000	7,427,381
Peebles Park CLO Ltd. Series 2024-1A Class AR†	4.954% (3 mo. USD Term SOFR + 1.22%)	#	4/21/2037	14,710,000	14,725,975
PFP Ltd. Series 2025-12 Class A†	5.128% (1 mo. USD Term SOFR + 1.49%)	#	12/18/2042	79,320,000	79,746,008
PFP Ltd. Series 2026-13 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	27,040,000	27,186,896
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	67,170,000	67,233,811
PPM CLO 2 Ltd. Series 2019-2A Class AR3†	4.943% (3 mo. USD Term SOFR + 1.15%)	#	4/16/2037	110,600,000	110,756,499
Regatta XI Funding Ltd. Series 2018-1A Class AR2†	4.98% (3 mo. USD Term SOFR + 1.23%)	#	7/17/2037	64,060,000	64,108,878
Sandstone Peak III Ltd. Series 2024-1A Class A1R†	5.11% (3 mo. USD Term SOFR + 1.30%)	#	4/25/2037	48,400,000	48,514,563
Saratoga Investment Corp. Senior Loan Fund Ltd. Series 2022-1A Class A1R†	5.119% (3 mo. USD Term SOFR + 1.39%)	#	10/20/2037	75,440,000	75,485,038
SCF Equipment Leasing LLC Series 2024-1A Class A3†	5.52%		1/20/2032	5,645,275	5,682,598
SCF Equipment Leasing LLC Series 2025-2A Class A3†	4.33%		6/20/2036	58,660,000	57,861,690
SCF Equipment Trust LLC Series 2025-1A Class A3†	5.11%		11/21/2033	34,834,000	35,028,137
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.93% (3 mo. USD Term SOFR + 1.12%)	#	10/26/2034	81,700,000	81,760,295
Signal Peak CLO 5 Ltd. Series 2018-5A Class A1R2†	5.04% (3 mo. USD Term SOFR + 1.23%)	#	4/25/2037	25,730,000	25,770,190

236	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Silver Point CLO 42 Ltd. Series 2024-42A Class A1R†	4.99% (3 mo. USD Term SOFR + 1.24%)	#	4/17/2037	$2,930,000	$2,933,466
Sixth Street CLO XXV Ltd. Series 2024-25A Class AR†	4.975% (3 mo. USD Term SOFR + 1.20%)	#	7/24/2037	64,550,000	64,751,912
Sound Point CLO XXXI Ltd. Series 2021-3A Class AR†	4.88% (3 mo. USD Term SOFR + 1.07%)	#	10/25/2034	62,160,000	62,198,664
Sycamore Tree CLO Ltd. Series 2023-3A Class A1R2†	4.989% (3 mo. USD Term SOFR + 1.26%)	#	4/20/2037	77,140,000	77,279,006
THL Credit Wind River CLO Ltd. Series 2019-3A Class AR3†	4.953% (3 mo. USD Term SOFR + 1.20%)	#	1/15/2038	117,210,000	117,250,789
Trimaran CAVU Ltd. Series 2021-2A Class AR†	4.83% (3 mo. USD Term SOFR + 1.02%)	#	10/25/2034	1,250,000	1,250,822
Trinitas CLO VII Ltd. Series 2017-7A Class A1R2†	4.87% (3 mo. USD Term SOFR + 1.06%)	#	1/25/2035	2,060,000	2,061,005
Trinitas CLO XVI Ltd. Series 2021-16A Class A1R†	4.859% (3 mo. USD Term SOFR + 1.13%)	#	7/20/2034	29,590,000	29,610,240
Trinitas CLO XVI Ltd. Series 2021-16AR Class B1R2†(c)	–	(e)	7/20/2034	22,000,000	22,011,000
Trinitas CLO XVIII Ltd. Series 2021-18A Class A1R†	4.949% (3 mo. USD Term SOFR + 1.22%)	#	1/20/2035	3,000,000	3,003,201
Trysail CLO Ltd. Series 2021-1A Class A1R†	5.079% (3 mo. USD Term SOFR + 1.35%)	#	10/20/2036	102,740,000	102,853,425
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	25,347,640	24,861,591
U.S. Bank NA Series 2025-SUP1 Class B†	5.582%		2/25/2032	20,338,791	20,230,851
Venture 42 CLO Ltd. Series 2021-42A Class A1AR†	4.803% (3 mo. USD Term SOFR + 1.05%)	#	4/15/2034	46,100,000	46,121,114
Venture 45 CLO Ltd. Series 2022-45A Class A1R†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	7/20/2035	93,400,000	93,448,848
Verizon Master Trust Series 2023-6 Class A†	5.35%		9/22/2031	40,607,000	41,193,958
Verizon Master Trust Series 2025-2 Class A†	4.94%		1/20/2033	63,000,000	63,475,366

See Notes to Schedule of Investments.	237

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Verizon Master Trust Series 2026-2 Class A1A	4.51%		6/21/2032	$47,960,000	$47,747,873
Vibrant CLO XII Ltd. Series 2021-12A Class A1A2†	4.879% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2034	22,593,747	22,603,259
Vibrant CLO XR Ltd. Series 2018-10RA Class A1R†	4.969% (3 mo. USD Term SOFR + 1.24%)	#	4/20/2036	96,140,000	96,213,836
Wellfleet CLO Ltd. Series 2021-1A Class BR†	5.379% (3 mo. USD Term SOFR + 1.65%)	#	4/20/2034	3,580,000	3,588,034
Wellfleet CLO Ltd. Series 2022-1AR Class A1R2†(c)	–	(e)	7/15/2037	82,620,000	82,640,655
Wind River CLO Ltd. Series 2022-1A Class ARR†	4.879% (3 mo. USD Term SOFR + 1.15%)	#	7/20/2035	91,260,000	91,333,829
Wind River CLO Ltd. Series 2024-1A Class AR†	5.059% (3 mo. USD Term SOFR + 1.33%)	#	4/20/2037	18,140,000	18,178,620
Zais CLO 11 Ltd. Series 2018-11A Class BR†	5.519% (3 mo. USD Term SOFR + 1.79%)	#	1/20/2032	9,893,846	9,905,650
Zais CLO 15 Ltd. Series 2020-15A Class A1RR†	5.328% (3 mo. USD Term SOFR + 1.49%)	#	7/28/2037	36,500,000	36,537,047
Zais CLO 16 Ltd. Series 2020-16A Class A1R2†	4.859% (3 mo. USD Term SOFR + 1.13%)	#	10/20/2034	60,190,000	60,077,144
Total					7,282,340,009

Student Loan 0.25%
Navient Private Education Refi Loan Trust Series 2021-CA Class A†	1.06%		10/15/2069	43,740,150	39,572,213
Navient Private Education Refi Loan Trust Series 2022-A Class A†	2.23%		7/15/2070	43,619,942	39,582,436
Navient Refinance Loan Trust Series 2026-A Class A†	4.50%		1/18/2056	15,369,983	15,086,091
Nelnet Student Loan Trust Series 2021-A Class APT1†	1.36%		4/20/2062	15,066,850	14,343,602
Total					108,584,342
Total Asset-Backed Securities (cost $10,628,416,717)					10,608,554,587

238	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
CONVERTIBLE BONDS 0.05%

Equity Real Estate 0.05%
Redfin Corp. (cost $21,876,793)	0.50%	4/1/2027	$22,512,000	$21,892,920

CORPORATE BONDS 51.41%

Advertising 0.17%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	71,739,000	71,923,886
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	4,141,000	4,148,531
Total				76,072,417

Aerospace/Defense 0.53%
Boeing Co.	5.15%	5/1/2030	20,632,000	20,697,196
Boeing Co.	8.625%	11/15/2031	16,857,000	19,333,869
Czechoslovak Group AS (Czech Republic)†(f)	6.50%	1/10/2031	71,926,000	73,195,325
Hexcel Corp.	4.90%	5/15/2031	39,607,000	38,908,913
TransDigm, Inc.†	6.75%	8/15/2028	77,749,000	78,340,048
Total				230,475,351

Agriculture 0.29%
Imperial Brands Finance PLC (United Kingdom)†(f)	4.875%	2/7/2032	38,278,000	37,453,653
Imperial Brands Finance PLC (United Kingdom)†(f)	5.50%	2/1/2030	25,219,000	25,510,145
Japan Tobacco, Inc. (Japan)†(f)	5.25%	6/15/2030	62,276,000	62,880,563
Total				125,844,361

Airlines 0.07%
United Airlines Pass-Through Trust Class AA	3.45%	6/1/2029	5,874,331	5,768,533
United Airlines Pass-Through Trust Class A	5.875%	4/15/2029	24,831,294	25,061,435
Total				30,829,968

Auto Manufacturers 1.85%
Allison Transmission, Inc.†	5.875%	6/1/2029	12,334,000	12,390,675
Ford Motor Credit Co. LLC	4.271%	1/9/2027	20,620,000	20,588,281
Ford Motor Credit Co. LLC	4.97%	4/6/2029	19,083,000	18,884,549
Ford Motor Credit Co. LLC	5.125%	11/5/2026	135,435,000	135,575,545
Ford Motor Credit Co. LLC	5.303%	9/6/2029	49,662,000	49,520,757
Ford Motor Credit Co. LLC	5.431%	8/13/2029	49,355,000	49,355,302
Ford Motor Credit Co. LLC	5.80%	3/8/2029	58,650,000	59,135,963
Ford Motor Credit Co. LLC	5.85%	5/17/2027	39,899,000	40,154,334
Ford Motor Credit Co. LLC	7.35%	11/4/2027	45,365,000	46,514,995

See Notes to Schedule of Investments.	239

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
General Motors Financial Co., Inc.	4.943% (SOFR + 1.29%)	#	1/7/2030	$23,103,000	$23,323,414
General Motors Financial Co., Inc.	5.55%		7/15/2029	47,067,000	47,735,601
General Motors Financial Co., Inc.	5.65%		1/17/2029	14,500,000	14,712,668
Hyundai Capital America†	2.00%		6/15/2028	42,180,000	40,111,831
Hyundai Capital America†	5.30%		1/8/2029	23,600,000	23,740,647
Hyundai Capital America†	6.10%		9/21/2028	35,000,000	35,752,494
Nissan Motor Acceptance Co. LLC†	1.85%		9/16/2026	106,778,000	106,673,387
Nissan Motor Acceptance Co. LLC†	6.95%		9/15/2026	52,315,000	52,363,653
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	27,688,000	27,356,792
Total					803,890,888

Auto Parts & Equipment 0.02%
ZF North America Capital, Inc.†	6.875%		4/14/2028	6,681,000	6,795,993

Banks 7.45%
AIB Group PLC (Ireland)†(f)	5.32% (SOFR + 1.65%)	#	5/15/2031	10,053,000	10,088,375
AIB Group PLC (Ireland)†(f)	6.608% (SOFR + 2.33%)	#	9/13/2029	43,907,000	45,278,148
Banco Internacional del Peru SAA Interbank (Peru)†(f)	4.80%		7/15/2031	24,683,000	24,104,924
Bank Hapoalim BM (Israel)(f)	4.722%		7/14/2029	45,000,000	44,225,879
Bank Leumi Le-Israel BM (Israel)(f)	5.343%		6/29/2029	36,280,000	36,469,145
Bank of Ireland Group PLC (Ireland)†(f)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	64,211,000	64,080,649
Bank of Ireland Group PLC (Ireland)†(f)	4.997% (SOFR + 1.16%)	#	11/12/2032	34,179,000	33,618,020
Bank of Ireland Group PLC (Ireland)†(f)	5.601% (SOFR + 1.62%)	#	3/20/2030	33,447,000	33,930,788
Barclays PLC (United Kingdom)(f)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	4,346,000	4,323,981
Barclays PLC (United Kingdom)(f)	4.836%		5/9/2028	10,192,000	10,174,716
Barclays PLC (United Kingdom)(f)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	30,351,000	31,215,285
BNP Paribas SA (France)†(f)	1.904% (SOFR + 1.61%)	#	9/30/2028	36,032,658	34,954,702
BNP Paribas SA (France)†(f)	2.591% (SOFR + 1.23%)	#	1/20/2028	150,439,000	149,223,170
BNP Paribas SA (France)†(f)	5.283% (SOFR + 1.28%)	#	11/19/2030	23,476,000	23,534,900
BPCE SA (France)†(f)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,834,000	21,760,095

240	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Capital One NA	5.974% (5 yr. USD SOFR ICE Swap + 1.73%)	#	8/9/2028	$13,956,000	$14,233,004
Citigroup, Inc.	3.07% (SOFR + 1.28%)	#	2/24/2028	48,447,000	48,112,393
Citigroup, Inc.	4.503% (SOFR + 1.17%)	#	9/11/2031	77,893,000	76,014,057
Citigroup, Inc.	4.786% (SOFR + 0.87%)	#	3/4/2029	9,020,000	9,019,858
Citigroup, Inc.	5.174% (SOFR + 1.36%)	#	2/13/2030	61,719,000	62,020,638
Citizens Financial Group, Inc.	5.253% (SOFR + 1.26%)	#	3/5/2031	36,493,000	36,516,489
Citizens Financial Group, Inc.	5.841% (SOFR + 2.01%)	#	1/23/2030	65,099,000	66,265,439
Danske Bank AS (Denmark)†(f)	4.613% (1 yr. CMT + 1.10%)	#	10/2/2030	32,816,000	32,403,457
Deutsche Bank AG	4.875% (5 yr. USD ICE Swap + 2.55%)	#	12/1/2032	27,938,000	27,739,933
First Citizens BancShares, Inc.	5.231% (SOFR + 1.41%)	#	3/12/2031	80,856,000	79,682,016
First Horizon Corp.	5.514% (SOFR + 1.77%)	#	3/7/2031	32,102,000	32,118,295
First-Citizens Bank & Trust Co.	5.097% (SOFR + 1.15%)	#	7/13/2029	47,023,000	46,930,235
Freedom Mortgage Corp.†	6.625%		1/15/2027	65,526,000	65,697,351
Goldman Sachs Bank USA	4.656% (SOFR + 0.72%)	#	6/3/2029	32,370,000	32,274,133
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	46,616,000	46,209,155
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%)	#	1/21/2029	43,135,000	42,762,063
Goldman Sachs Group, Inc.	4.223% (3 mo. USD Term SOFR + 1.56%)	#	5/1/2029	87,177,000	86,338,503
Goldman Sachs Group, Inc.	4.369% (SOFR + 1.06%)	#	10/21/2031	26,115,000	25,255,091
Goldman Sachs Group, Inc.	4.516% (SOFR + 0.96%)	#	1/21/2032	58,587,000	56,766,431
Goldman Sachs Group, Inc.	5.207% (SOFR + 1.08%)	#	1/28/2031	16,537,000	16,553,399
Goldman Sachs Group, Inc.	5.218% (SOFR + 1.58%)	#	4/23/2031	39,256,000	39,288,033
Goldman Sachs Group, Inc.	5.727% (SOFR + 1.27%)	#	4/25/2030	52,714,000	53,590,344

See Notes to Schedule of Investments.	241

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HDFC Bank Ltd. (India)†(f)	5.159%		8/26/2029	$32,837,000	$32,731,061
Intesa Sanpaolo SpA (Italy)†(f)	4.198% (1 yr. CMT + 2.60%)	#	6/1/2032	79,368,000	74,384,579
Intesa Sanpaolo SpA (Italy)†(f)	5.00% (1 yr. CMT + 0.80%)	#	6/29/2030	22,000,000	21,883,538
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%)	#	2/24/2028	13,267,000	13,169,892
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	72,094,000	71,602,519
JPMorgan Chase & Co.	3.702% (3 mo. USD Term SOFR + 1.42%)	#	5/6/2030	11,651,000	11,290,658
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	22,404,000	22,336,989
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%)	#	4/26/2028	15,209,000	15,181,826
JPMorgan Chase & Co.	4.408% (SOFR + 0.82%)	#	4/23/2030	57,650,000	56,888,218
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	14,499,000	14,534,414
JPMorgan Chase & Co.	5.14% (SOFR + 1.01%)	#	1/24/2031	25,634,000	25,717,322
JPMorgan Chase & Co.	5.581% (SOFR + 1.16%)	#	4/22/2030	10,881,000	11,051,730
Macquarie Bank Ltd. (Australia)†(f)	3.624%		6/3/2030	23,243,000	21,932,167
Macquarie Group Ltd. (Australia)†(f)(g)	3.763% (3 mo. USD Term SOFR + 1.63%)	#	11/28/2028	38,587,000	38,094,158
Morgan Stanley	4.238% (SOFR + 0.80%)	#	1/9/2030	49,786,000	48,970,305
Morgan Stanley	4.356% (SOFR + 1.07%)	#	10/22/2031	66,813,000	64,647,455
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	5,565,000	5,497,318
Morgan Stanley	4.493% (SOFR + 0.95%)	#	1/16/2032	59,981,000	58,148,552
Morgan Stanley	4.555% (SOFR + 0.96%)	#	4/10/2030	76,245,000	75,393,134
Morgan Stanley	4.708% (SOFR + 1.20%)	#	3/12/2032	80,841,000	78,930,744
Morgan Stanley	4.868% (SOFR + 0.85%)	#	7/12/2029	28,740,000	28,747,233
Morgan Stanley	5.042% (SOFR + 1.22%)	#	7/19/2030	24,450,000	24,487,085

242	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley	5.449% (SOFR + 1.63%)	#	7/20/2029	$40,373,000	$40,797,112
Morgan Stanley	5.656% (SOFR + 1.26%)	#	4/18/2030	39,731,000	40,344,382
Morgan Stanley Private Bank NA	4.734% (SOFR + 1.08%)	#	7/18/2031	15,064,000	14,839,158
NatWest Group PLC (United Kingdom)(f)	4.964% (1 yr. CMT + 1.22%)	#	8/15/2030	12,929,000	12,916,166
Popular, Inc.	7.25%		3/13/2028	9,948,000	10,210,926
Santander U.K. Group Holdings PLC (United Kingdom)(f)	2.469% (SOFR + 1.22%)	#	1/11/2028	37,697,000	37,390,175
Santander U.K. Group Holdings PLC (United Kingdom)(f)	4.32% (SOFR + 1.07%)	#	9/22/2029	23,807,000	23,508,089
Santander U.K. Group Holdings PLC (United Kingdom)(f)	6.534% (SOFR + 2.60%)	#	1/10/2029	90,734,000	92,630,329
Standard Chartered PLC (United Kingdom)†(f)	4.299% (1 yr. CMT + 0.77%)	#	1/13/2030	29,863,000	29,357,095
Toronto-Dominion Bank (Canada)(f)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	135,124,000	135,065,452
Truist Financial Corp.	4.957% (SOFR + 0.88%)	#	7/23/2030	19,130,000	19,075,021
U.S. Bancorp	5.046% (SOFR + 1.06%)	#	2/12/2031	61,893,000	61,826,452
UBS Group AG (Switzerland)†(f)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	27,115,000	26,811,972
UBS Group AG (Switzerland)†(f)	5.428% (1 yr. CMT + 1.52%)	#	2/8/2030	31,428,000	31,762,379
UniCredit SpA (Italy)†(f)	5.861% (5 yr. USD ICE Swap + 3.70%)	#	6/19/2032	76,557,000	76,828,891
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	104,988,000	105,726,471
Westpac Banking Corp. (Australia)(f)	4.322% (5 yr. USD SOFR ICE Swap + 2.24%)	#	11/23/2031	78,778,000	78,719,857
Zions Bancorp NA	4.483% (SOFR + 1.06%)	#	2/9/2029	19,940,000	19,750,540
Total					3,235,954,458

See Notes to Schedule of Investments.	243

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Beverages 0.23%
Bacardi Ltd.†	4.70%	5/15/2028	$19,219,000	$19,127,301
Bacardi-Martini BV (Netherlands)†(f)	5.55%	2/1/2030	52,497,000	52,996,928
Keurig Dr. Pepper, Inc.	4.35%	5/15/2028	26,106,000	25,903,033
Total				98,027,262

Biotechnology 0.19%
Illumina, Inc.	2.55%	3/23/2031	7,648,000	6,835,012
Illumina, Inc.	4.75%	12/12/2030	53,233,000	52,369,115
Royalty Pharma PLC	2.20%	9/2/2030	10,419,000	9,358,338
Vylor, Inc.†	5.125%	8/15/2031	12,721,000	12,687,552
Total				81,250,017

Building Materials 0.20%
Griffon Corp.	5.75%	3/1/2028	49,788,000	49,870,548
Smyrna Ready Mix Concrete LLC†	6.00%	11/1/2028	36,744,000	36,781,566
Total				86,652,114

Chemicals 0.52%
Celanese U.S. Holdings LLC	7.165%	7/15/2027	25,212,000	25,632,687
Celanese U.S. Holdings LLC	7.35%	11/15/2028	3,000,000	3,119,184
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%	6/15/2028	19,147,000	19,179,397
Equate Petrochemical Co. KSCC (Kuwait)(f)	4.25%	11/3/2026	11,980,000	11,958,722
Equate Petrochemical Co. KSCC (Kuwait)(f)	4.25%	11/3/2026	2,445,000	2,440,657
Ma’aden Sukuk Ltd. (Cayman Islands)†(f)	5.25%	2/13/2030	22,470,000	22,452,745
Methanex Corp. (Canada)(f)	5.125%	10/15/2027	2,864,000	2,864,351
SNF Group SACA (France)†(f)	3.375%	3/15/2030	75,208,000	70,428,095
SNF Group SACA (France)†(f)	5.626%	3/31/2031	69,537,000	69,844,072
Total				227,919,910

Coal 0.03%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	8.625%	6/15/2029	10,860,000	11,312,691

Commercial Services 1.04%
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	19,790,000	19,770,216
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(g)	5.75%	7/15/2027	17,447,000	17,491,111
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†(g)	5.75%	7/15/2027	14,092,000	14,135,615
EquipmentShare.com, Inc.†	9.00%	5/15/2028	33,518,000	34,264,111
GEO Group, Inc.	8.625%	4/15/2029	54,087,000	56,273,251

244	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Global Payments, Inc.	4.50%	11/15/2028	$45,868,000	$45,240,930
Global Payments, Inc.	4.875%	11/15/2030	38,100,000	37,097,091
Mobility Global, Inc.†	5.05%	6/15/2029	28,315,000	28,159,948
Mobility Global, Inc.†	5.45%	6/15/2031	47,616,000	47,437,195
Quanta Services, Inc.	2.90%	10/1/2030	39,760,000	36,496,415
Quanta Services, Inc.	4.50%	1/15/2031	18,922,000	18,426,235
Rentokil Terminix Funding LLC†	5.00%	4/28/2030	51,503,000	51,154,695
Sunbelt Rentals Holdings, Inc.†	4.95%	8/12/2030	11,555,000	11,445,118
Triton Container International Ltd.†	3.15%	6/15/2031	38,542,000	34,444,309
Total				451,836,240

Computers 0.02%
Seagate Data Storage Technology Pte. Ltd. (Singapore)(f)	9.625%	12/1/2032	7,970,000	8,777,720

Distribution/Wholesale 0.05%
RB Global Holdings, Inc.†	6.75%	3/15/2028	20,000,000	20,199,580

Diversified Financial Services 4.69%
Aercap Funding DAC (Ireland)(f)	4.875%	7/7/2031	26,132,000	25,658,859
Aircastle Ltd.†	5.95%	2/15/2029	36,782,000	37,518,527
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	9/15/2030	26,594,000	26,258,032
Aircastle Ltd./Aircastle Ireland DAC†	5.00%	5/15/2031	19,240,000	18,923,757
Aircastle Ltd./Aircastle Ireland DAC†	5.25%	3/15/2030	41,856,000	41,776,301
Aretec Group, Inc.†	7.50%	4/1/2029	5,895,000	5,898,057
Atlas Warehouse Lending Co. LP†	4.625%	11/15/2028	71,399,000	70,420,236
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	5,057,000	4,943,093
Atlas Warehouse Lending Co. LP†	6.05%	1/15/2028	32,247,000	32,600,687
Atlas Warehouse Lending Co. LP†	6.25%	1/15/2030	26,312,000	26,915,561
Aviation Capital Group LLC†	4.25%	4/30/2029	13,906,000	13,633,154
Aviation Capital Group LLC†	5.375%	7/15/2029	21,957,000	22,098,605
Aviation Capital Group LLC†	6.25%	4/15/2028	30,432,000	30,989,876
Avilease Capital Ltd. (Cayman Islands)†(f)	4.75%	11/12/2030	47,515,000	46,146,921
Avilease Capital Ltd. (Cayman Islands)†(f)	5.50%	6/30/2031	15,748,000	15,674,848
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.528%	11/18/2027	14,789,000	14,391,866
Avolon Holdings Funding Ltd. (Ireland)†(f)	2.75%	2/21/2028	46,867,000	45,425,589
Avolon Holdings Funding Ltd. (Ireland)†(f)	3.25%	2/15/2027	21,656,000	21,534,952
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.20%	4/15/2029	19,600,000	19,148,712
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.95%	1/15/2028	32,146,000	32,200,795
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.375%	5/30/2030	24,923,000	24,984,496
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.75%	3/1/2029	97,127,000	98,477,145
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.75%	11/15/2029	99,502,000	100,977,380

See Notes to Schedule of Investments.	245

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (Ireland)†(f)	6.375%		5/4/2028	$15,827,000	$16,172,251
Azorra Finance Ltd. (Cayman Islands)†(f)	7.75%		4/15/2030	53,710,000	55,792,659
Citadel Securities Global Holdings LLC†	5.50%		6/18/2030	83,232,000	83,473,127
Freedom Mortgage Holdings LLC†	9.25%		2/1/2029	24,866,000	25,722,833
GGAM Finance Ltd. (Ireland)†(f)	8.00%		6/15/2028	10,754,000	11,136,810
Intercontinental Exchange, Inc.	4.90%		9/1/2031	26,450,000	26,333,726
Jane Street Group/JSG Finance, Inc.†	7.294%		8/13/2031	90,000,000	92,137,498
Jefferson Capital Holdings LLC†	9.50%		2/15/2029	5,600,000	5,863,889
LPL Holdings, Inc.†	4.00%		3/15/2029	88,110,000	85,511,597
LPL Holdings, Inc.†	4.625%		11/15/2027	13,040,000	12,955,980
LPL Holdings, Inc.	4.90%		4/3/2028	19,338,000	19,327,365
LPL Holdings, Inc.	5.15%		6/15/2030	28,602,000	28,454,579
LPL Holdings, Inc.	5.20%		3/15/2030	12,243,000	12,221,759
LPL Holdings, Inc.	5.70%		5/20/2027	16,168,000	16,288,375
LPL Holdings, Inc.	6.75%		11/17/2028	45,532,000	47,150,439
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	5.15%		3/17/2030	25,854,000	25,624,752
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	6.40%		3/26/2029	78,398,000	80,521,909
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(f)	6.50%		3/26/2031	17,797,000	18,443,825
Midcap Financial Issuer Trust†	6.50%		5/1/2028	57,008,000	57,165,017
Nationstar Mortgage Holdings LLC†(g)	6.50%		8/1/2029	7,690,000	7,632,325
Navient Corp.	4.875%		3/15/2028	6,285,000	6,215,186
Navient Corp.	5.00%		3/15/2027	40,300,000	40,217,546
OneMain Finance Corp.	6.625%		1/15/2028	65,460,000	66,122,390
Rocket Cos., Inc.†	6.125%		8/1/2030	92,092,000	93,368,579
Rocket Cos., Inc.†	6.50%		8/1/2029	55,458,000	56,403,226
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031	14,622,000	13,652,380
Stellantis Financial Services U.S. Corp.†	4.95%		9/15/2028	51,432,000	51,002,671
Sumisho Air Lease Corp.	4.625%		10/1/2028	5,598,000	5,577,813
Sumisho Air Lease Corp.†	4.85%		3/24/2031	38,567,000	37,755,305
Sumisho Air Lease Corp.	5.10%		3/1/2029	41,885,000	41,969,719
Synchrony Financial	5.019% (SOFR + 1.40%)	#	7/29/2029	43,107,000	42,992,379
United Wholesale Mortgage LLC†	5.75%		6/15/2027	76,062,000	76,033,203
Total					2,035,838,561

Electric 4.65%
AES Corp.†	3.95%		7/15/2030	24,500,000	23,300,139
AES Corp.	5.45%		6/1/2028	61,750,000	62,230,277

246	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Alexander Funding Trust II†	7.467%	7/31/2028	$59,372,000	$61,716,041
Ausgrid Finance Pty. Ltd. (Australia)†(f)	4.35%	8/1/2028	12,691,000	12,574,895
Capital Power U.S. Holdings, Inc.†	5.257%	6/1/2028	90,154,000	90,318,141
Chpe LLC†	4.875%	6/30/2031	134,254,000	132,367,414
Cleveland Electric Illuminating Co.†	5.00%	2/15/2030	11,525,000	11,514,550
Comision Federal de Electricidad (Mexico)(f)	3.348%	2/9/2031	26,076,000	23,611,377
Comision Federal de Electricidad (Mexico)†(f)	4.688%	5/15/2029	11,739,000	11,535,395
Comision Federal de Electricidad (Mexico)(f)(g)	5.70%	1/24/2030	40,350,000	40,442,269
Constellation Energy Generation LLC	4.625%	2/1/2029	63,547,000	62,897,308
Constellation Energy Generation LLC	5.00%	2/1/2031	100,351,000	99,442,435
ENEL Finance International NV (Netherlands)†(f)	4.375%	9/30/2030	46,998,000	45,729,746
ENEL Finance International NV (Netherlands)†(f)	4.625%	7/13/2029	38,368,000	38,008,743
ENEL Finance International NV (Netherlands)†(f)	5.125%	6/26/2029	42,961,000	43,241,794
Interstate Power & Light Co.	5.10%	9/30/2031	19,011,000	18,951,395
ITC Holdings Corp.†	4.875%	4/15/2031	85,174,000	84,047,013
ITC Holdings Corp.†	4.95%	9/22/2027	25,656,000	25,734,917
Jersey Central Power & Light Co.	4.60%	1/15/2030	9,119,000	9,005,922
Liberty Utilities Co.†	5.10%	5/15/2031	101,020,000	99,690,481
Liberty Utilities Co.†	5.577%	1/31/2029	51,528,000	52,168,127
Niagara Mohawk Power Corp.†	4.647%	10/3/2030	27,528,000	27,042,103
NRG Energy, Inc.†	4.45%	6/15/2029	10,924,000	10,695,335
NRG Energy, Inc.†	4.734%	10/15/2030	99,925,000	97,539,750
NRG Energy, Inc.†	4.955%	4/30/2031	11,943,000	11,621,679
NRG Energy, Inc.	5.75%	1/15/2028	8,778,000	8,782,134
NRG Energy, Inc.†	5.75%	7/15/2029	13,865,000	13,848,784
Pacific Gas & Electric Co.	4.55%	7/1/2030	40,354,447	39,349,440
Pacific Gas & Electric Co.	5.00%	6/4/2028	25,926,000	26,005,227
Pacific Gas & Electric Co.	6.10%	1/15/2029	13,753,000	14,072,645
Palomino Funding Trust I†	7.233%	5/17/2028	29,716,000	30,662,961
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	3.875%	7/17/2029	2,600,000	2,503,567
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	4.125%	5/15/2027	3,000,000	2,988,276
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(f)	5.45%	5/21/2028	35,945,000	36,078,248

See Notes to Schedule of Investments.	247

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
PG&E Corp.	5.00%	7/1/2028	$16,882,000	$16,638,482
PG&E Corp.	5.25%	7/1/2030	41,230,000	40,145,292
PSEG Power LLC†	5.20%	5/15/2030	23,768,000	23,804,374
Vistra Operations Co. LLC†	3.70%	1/30/2027	39,766,000	39,621,252
Vistra Operations Co. LLC†	4.30%	10/15/2028	102,143,000	100,586,586
Vistra Operations Co. LLC†	4.375%	5/1/2029	73,805,000	72,215,831
Vistra Operations Co. LLC†	4.55%	10/30/2028	18,159,000	17,964,209
Vistra Operations Co. LLC†	4.70%	1/31/2031	42,911,000	41,662,294
Vistra Operations Co. LLC†	5.00%	4/30/2031	40,239,000	39,474,465
Vistra Operations Co. LLC†	6.875%	4/15/2032	84,135,000	86,872,080
Vistra Operations Co. LLC†	7.75%	10/15/2031	163,587,000	170,446,694
Total				2,019,150,087

Electronics 0.10%
TD SYNNEX Corp.	4.30%	1/17/2029	27,774,000	27,289,655
Vontier Corp.	2.95%	4/1/2031	16,690,000	15,101,116
Total				42,390,771

Engineering & Construction 0.48%
Delhi International Airport Ltd. (India)(f)	6.125%	10/31/2026	32,065,000	32,120,989
Jacobs Engineering Group, Inc.	6.35%	8/18/2028	51,794,000	53,175,245
Jacobs Solutions, Inc.	4.75%	3/3/2031	57,274,000	55,944,548
MasTec, Inc.†	4.50%	8/15/2028	56,222,000	55,568,092
MasTec, Inc.	5.90%	6/15/2029	9,765,000	9,957,457
Total				206,766,331

Entertainment 0.71%
Churchill Downs, Inc.†	4.75%	1/15/2028	17,000,000	16,890,959
Churchill Downs, Inc.†	5.50%	4/1/2027	69,697,000	69,893,545
Flutter Treasury DAC (Ireland)†(f)	5.875%	6/4/2031	59,216,000	58,232,245
Flutter Treasury DAC (Ireland)†(f)	6.375%	4/29/2029	66,919,000	67,780,582
Live Nation Entertainment, Inc.†	6.50%	5/15/2027	31,801,000	31,857,351
Penn Entertainment, Inc.†	5.625%	1/15/2027	65,087,000	65,381,779
Total				310,036,461

Environmental Control 0.18%
Madison IAQ LLC†	4.125%	6/30/2028	80,884,000	79,771,829

Food 0.54%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	3.50%	3/15/2029	4,230,000	4,022,279
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	6.50%	2/15/2028	88,174,000	88,824,989

248	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
Conagra Brands, Inc.	4.85%	11/1/2028	$93,876,000	$93,501,673
Conagra Brands, Inc.	7.00%	10/1/2028	9,511,000	9,873,461
Pilgrim’s Pride Corp.	4.25%	4/15/2031	41,413,000	39,430,527
Total				235,652,929

Forest Products & Paper 0.02%
Inversiones CMPC SA (Chile)(f)(g)	3.85%	1/13/2030	9,922,000	9,198,774

Gas 0.44%
National Fuel Gas Co.	4.75%	9/1/2028	24,935,000	24,853,426
National Fuel Gas Co.	4.75%	5/15/2029	16,545,000	16,414,003
National Fuel Gas Co.	5.05%	10/15/2031	57,205,000	56,280,906
National Fuel Gas Co.	5.50%	3/15/2030	33,891,000	34,204,123
Snam SpA (Italy)†(f)	5.00%	5/28/2030	23,780,000	23,684,255
Southwest Gas Corp.	5.80%	12/1/2027	34,622,000	35,117,126
Total				190,553,839

Health Care-Products 1.12%
180 Medical, Inc.†	3.875%	10/15/2029	81,107,000	78,427,882
Baxter International, Inc.	2.272%	12/1/2028	23,459,000	22,116,765
Baxter International, Inc.	2.539%	2/1/2032	52,661,000	45,272,388
Baxter International, Inc.	4.45%	2/15/2029	11,161,000	11,013,301
Baxter International, Inc.	4.90%	12/15/2030	83,763,000	82,292,242
Dentsply Sirona, Inc.(g)	3.25%	6/1/2030	66,224,000	61,246,226
Medline Borrower LP†	3.875%	4/1/2029	85,958,000	83,288,506
Medline Borrower LP/Medline Co-Issuer, Inc.†	5.00%	6/15/2031	35,961,000	35,443,493
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	66,589,000	67,735,663
Total				486,836,466

Health Care-Services 1.68%
Adventist Health System	4.742%	12/1/2030	24,079,000	23,630,989
Centene Corp.	2.45%	7/15/2028	66,477,000	63,359,880
Centene Corp.	3.00%	10/15/2030	45,546,000	41,104,309
Centene Corp.	4.25%	12/15/2027	59,969,000	59,653,119
CommonSpirit Health	4.352%	9/1/2030	39,003,000	37,836,122
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%	12/1/2026	9,688,000	9,616,492
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	27,776,000	24,452,550
Fresenius Medical Care U.S. Finance III, Inc.†	3.00%	12/1/2031	16,134,000	14,301,889
Fresenius Medical Care U.S. Finance III, Inc.†	3.75%	6/15/2029	41,602,000	40,167,523
Health Care Service Corp. A Mutual Legal Reserve Co.†	5.20%	6/15/2029	19,924,000	20,025,044

See Notes to Schedule of Investments.	249

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Services (continued)
Icon Investments Six DAC (Ireland)†(f)	5.064%	8/13/2029	$14,583,000	$14,556,877
Icon Investments Six DAC (Ireland)†(f)	5.421%	8/13/2031	38,212,000	38,029,878
Icon Investments Six DAC (Ireland)(f)	5.849%	5/8/2029	83,813,000	85,305,619
IQVIA, Inc.†	5.00%	5/15/2027	1,618,000	1,618,501
IQVIA, Inc.	5.70%	5/15/2028	10,509,000	10,638,156
IQVIA, Inc.	6.25%	2/1/2029	46,216,000	47,474,970
Ochsner LSU Health System of North Louisiana	2.51%	5/15/2031	18,102,000	15,408,782
Rede D’or Finance SARL (Luxembourg)(f)(g)	4.95%	1/17/2028	12,094,000	11,975,824
Tenet Healthcare Corp.	6.125%	10/1/2028	103,479,000	103,622,732
Universal Health Services, Inc.	2.65%	10/15/2030	16,512,000	14,831,618
Universal Health Services, Inc.	4.625%	10/15/2029	22,611,000	22,249,091
Universal Health Services, Inc.	5.50%	9/1/2031	28,550,000	28,549,613
Total				728,409,578

Home Builders 0.17%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC (Canada)†(f)	6.25%	9/15/2027	38,167,000	38,187,553
Dream Finders Homes, Inc.†	8.25%	8/15/2028	6,150,000	6,273,147
LGI Homes, Inc.†	8.75%	12/15/2028	27,558,000	28,383,197
Total				72,843,897

Home Furnishings 0.05%
Leggett & Platt, Inc.	3.50%	11/15/2027	23,750,000	23,309,310

Insurance 2.10%
AEGON Funding Co. LLC†	5.50%	4/16/2027	26,703,000	26,839,076
Aon Corp.	8.205%	1/1/2027	71,754,000	72,552,420
Athene Global Funding†	1.985%	8/19/2028	10,704,000	10,089,388
Brighthouse Financial Global Funding†	5.55%	4/9/2027	59,746,000	59,907,782
Brighthouse Financial Global Funding†	5.65%	6/10/2029	65,138,000	65,497,615
CNO Global Funding†	4.375%	9/8/2028	23,490,000	23,214,717
CNO Global Funding†	4.70%	12/11/2030	35,713,000	34,771,959
CNO Global Funding†	4.875%	12/10/2027	31,500,000	31,497,450
CNO Global Funding†	4.95%	9/9/2029	16,244,000	16,183,910
CNO Global Funding†	5.875%	6/4/2027	60,042,000	60,590,685
Corebridge Global Funding†	5.20%	1/12/2029	9,432,000	9,469,024
Equitable Financial Life Global Funding†	5.45%	3/3/2028	47,266,000	47,675,435
F&G Annuities & Life, Inc.	7.40%	1/13/2028	39,860,000	40,780,274
F&G Global Funding†	2.00%	9/20/2028	16,130,000	15,089,872
F&G Global Funding†	4.65%	9/8/2028	25,467,000	25,144,567
F&G Global Funding†	5.875%	6/10/2027	20,918,000	21,096,924

250	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Insurance (continued)
Jackson Financial, Inc.	5.17%	6/8/2027	$25,281,000	$25,373,850
Jackson National Life Global Funding†	4.55%	9/9/2030	43,272,000	42,125,197
Jackson National Life Global Funding†	4.60%	10/1/2029	24,478,000	24,114,644
Jackson National Life Global Funding†	4.70%	6/5/2028	56,094,000	55,861,684
Jackson National Life Global Funding†	5.35%	1/13/2030	16,847,000	16,867,772
MGIC Investment Corp.	5.25%	8/15/2028	57,122,000	57,002,529
Mutual of Omaha Cos Global Funding†	4.546%	1/13/2031	19,888,000	19,393,191
Mutual of Omaha Cos Global Funding†	5.00%	4/1/2030	23,772,000	23,726,142
Mutual of Omaha Cos Global Funding†	5.45%	12/12/2028	37,111,000	37,562,814
NMI Holdings, Inc.	6.00%	8/15/2029	12,397,000	12,580,476
Protective Life Global Funding†(g)	5.763%	7/5/2030	10,043,000	10,281,882
USI, Inc.†	7.50%	1/15/2032	27,089,000	28,277,417
Total				913,568,696

Internet 0.77%
Rakuten Group, Inc. (Japan)†(f)	11.25%	2/15/2027	110,519,000	113,507,441
Uber Technologies, Inc.†	4.50%	8/15/2029	204,914,000	202,126,514
VeriSign, Inc.	5.10%	7/15/2031	19,925,000	19,767,098
Total				335,401,053

Investment Companies 0.32%
Blackstone Private Credit Fund	2.625%	12/15/2026	56,920,000	56,565,255
Blackstone Secured Lending Fund	2.125%	2/15/2027	22,196,000	21,906,239
HA Sustainable Infrastructure Capital, Inc.	6.15%	1/15/2031	41,500,000	42,214,532
HAT Holdings I LLC/HAT Holdings II LLC†(g)	3.75%	9/15/2030	21,771,000	20,233,299
Total				140,919,325

Leisure Time 1.17%
Carnival Corp. Ltd.†	4.00%	8/1/2028	211,017,000	206,714,996
Carnival Corp. Ltd.†	5.125%	5/1/2029	18,693,000	18,607,224
Carnival Corp. Ltd.†	5.75%	3/15/2030	62,318,000	62,722,319
Carnival Corp. Ltd.†	5.875%	6/15/2031	10,559,000	10,601,553
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	64,443,000	64,522,927
Royal Caribbean Cruises Ltd.†	5.50%	4/1/2028	69,488,000	70,029,536
Royal Caribbean Cruises Ltd.†	5.625%	9/30/2031	59,715,000	59,819,855
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	9,000,000	9,268,233
Viking Ocean Cruises Ship VII Ltd.†	5.625%	2/15/2029	7,900,000	7,919,209
Total				510,205,852

Lodging 0.16%
Las Vegas Sands Corp.	5.90%	6/1/2027	4,138,000	4,171,699
Melco Resorts Finance Ltd. (Hong Kong)(f)	5.625%	7/17/2027	6,880,000	6,881,241

See Notes to Schedule of Investments.	251

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Lodging (continued)
Melco Resorts Finance Ltd. (Hong Kong)†(f)	5.75%	7/21/2028	$31,956,000	$31,844,504
Studio City Finance Ltd.	6.50%	1/15/2028	28,329,000	28,305,511
Total				71,202,955

Machinery: Construction & Mining 0.15%
Vertiv Group Corp.†	4.125%	11/15/2028	67,185,000	66,610,750

Machinery-Diversified 0.47%
Maxim Crane Works Holdings Capital LLC†	11.50%	9/1/2028	5,188,000	5,403,655
Regal Rexnord Corp.	6.05%	4/15/2028	133,775,000	136,099,263
Regal Rexnord Corp.	6.30%	2/15/2030	40,521,000	41,781,181
TK Elevator U.S. Newco, Inc.†(g)	5.25%	7/15/2027	19,745,000	19,751,117
Total				203,035,216

Media 1.22%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	34,558,000	34,532,970
Comcast Corp.	3.40%	4/1/2030	13,421,000	12,682,745
Directv Financing LLC/Directv Financing Co-Obligor, Inc.†	5.875%	8/15/2027	18,625,000	18,584,370
Discovery Communications LLC	3.95%	3/20/2028	50,921,000	50,406,698
Discovery Global Holdings, Inc.	3.755%	3/15/2027	50,470,000	50,277,962
Discovery Global Holdings, Inc.	4.054%	3/15/2029	34,733,000	34,408,594
Fox Corp.	4.709%	1/25/2029	34,686,000	34,532,967
Paramount Global	2.90%	1/15/2027	37,664,000	37,356,565
Paramount Global	3.375%	2/15/2028	47,485,000	46,446,012
Paramount Global	3.70%	6/1/2028	12,863,000	12,533,493
Paramount Global	4.20%	6/1/2029	14,221,000	13,643,716
Paramount Global	7.875%	7/30/2030	10,983,000	11,559,769
Space Exploration Technologies Corp.†	5.35%	7/15/2031	167,812,000	164,089,502
Telenet Finance Luxembourg Notes SARL (Luxembourg)†(f)	5.50%	3/1/2028	8,205,834	8,088,395
Total				529,143,758

Mining 1.26%
Anglo American Capital PLC (United Kingdom)†(f)	4.50%	3/15/2028	41,549,000	41,369,692
Anglo American Capital PLC (United Kingdom)†(f)	4.625%	3/19/2031	34,554,000	33,718,229
Anglo American Capital PLC (United Kingdom)†(f)	4.75%	4/10/2027	22,530,000	22,550,801
First Quantum Minerals Ltd. (Canada)†(f)	8.625%	6/1/2031	87,622,000	91,251,421
Freeport Indonesia PT (Indonesia)(f)	4.763%	4/14/2027	55,227,000	55,304,318

252	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Mining (continued)
Freeport-McMoRan, Inc.	5.25%	9/1/2029	$30,556,000	$30,658,627
Glencore Funding LLC†	5.186%	4/1/2030	56,057,000	56,134,331
Glencore Funding LLC†	5.371%	4/4/2029	120,235,000	121,585,261
Glencore Funding LLC†	5.40%	5/8/2028	13,575,000	13,691,932
Glencore Funding LLC†	6.125%	10/6/2028	31,335,000	32,073,361
Glencore Funding LLC†	6.375%	10/6/2030	47,698,000	49,773,705
Total				548,111,678

Miscellaneous Manufacturing 0.09%
Hillenbrand, Inc.(g)	6.25%	2/15/2029	14,343,000	14,243,681
Trinity Industries, Inc.†	7.75%	7/15/2028	22,823,000	23,341,972
Total				37,585,653

Oil & Gas 5.61%
Aethon United BR LP/Aethon United Finance Corp.†	7.50%	10/1/2029	130,688,000	136,008,700
Antero Resources Corp.†	5.375%	3/1/2030	49,566,000	49,579,522
APA Corp.	7.75%	12/15/2029	10,941,000	11,828,335
Ascent Resources Utica Holdings LLC/ARU Finance Corp.†	5.875%	6/30/2029	10,000,000	10,005,930
Chord Energy Corp.†	6.00%	10/1/2030	47,547,000	48,132,113
CITGO Petroleum Corp.†	8.375%	1/15/2029	145,257,000	149,298,485
Continental Resources, Inc.†	2.268%	11/15/2026	156,101,000	155,439,338
Continental Resources, Inc.	4.375%	1/15/2028	96,791,000	96,089,458
Continental Resources, Inc.†	5.75%	1/15/2031	103,608,000	104,962,632
Crescent Energy Finance LLC†(g)	9.75%	10/15/2030	31,594,000	33,279,856
Devon Energy Corp.	5.25%	10/15/2027	78,874,000	78,877,050
Devon Energy Corp.	5.875%	6/15/2028	27,374,000	27,336,887
Ecopetrol SA (Colombia)(f)(g)	8.625%	1/19/2029	117,323,000	124,503,239
EQT Corp.	7.50%	6/1/2030	18,148,000	19,412,812
Expand Energy Corp.	5.375%	2/1/2029	66,228,000	66,240,293
Expand Energy Corp.	5.375%	3/15/2030	57,948,000	58,168,805
Helmerich & Payne, Inc.	4.65%	12/1/2027	32,608,000	32,548,082
HF Sinclair Corp.	5.00%	2/1/2028	52,437,000	52,348,044
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	50,746,000	50,939,748
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	4/15/2030	13,000,000	12,994,587
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	57,903,000	58,272,132
Medco Laurel Tree Pte. Ltd. (Singapore)(f)	6.95%	11/12/2028	28,851,000	28,941,170
Noble Finance II LLC†	8.00%	4/15/2030	46,541,000	48,148,061
Occidental Petroleum Corp.	7.50%	5/1/2031	10,764,000	11,774,890
Occidental Petroleum Corp.	8.875%	7/15/2030	66,468,000	74,079,782
OGX Austria GmbH (Brazil)†(f)(h)	8.50%	6/1/2018	31,150,000	623

See Notes to Schedule of Investments.	253

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Permian Resources Operating LLC†	5.875%	7/1/2029	$118,755,000	$118,947,996
Permian Resources Operating LLC†	7.00%	1/15/2032	157,037,000	162,315,956
Petrobras Global Finance BV (Netherlands)(f)	5.125%	9/10/2030	73,647,000	72,450,236
Petroleos Mexicanos (Mexico)(f)	8.75%	6/2/2029	28,214,563	30,254,194
Precision Drilling Corp. (Canada)†(f)	6.875%	1/15/2029	13,705,000	13,793,055
SM Energy Co.	6.50%	7/15/2028	43,016,000	43,133,090
SM Energy Co.	6.625%	1/15/2027	35,520,000	35,599,920
SM Energy Co.†	6.75%	8/1/2029	22,949,000	23,481,348
SM Energy Co.†(g)	8.375%	7/1/2028	151,446,000	155,043,145
SM Energy Co.†	8.625%	11/1/2030	5,321,000	5,592,653
SM Energy Co.†	8.75%	7/1/2031	29,678,000	31,062,182
Sunoco LP†	5.875%	7/15/2027	7,026,000	7,044,956
Sunoco LP†	7.00%	5/1/2029	51,952,000	53,333,923
Sunoco LP/Sunoco Finance Corp.	5.875%	3/15/2028	12,920,000	12,950,595
Sunoco LP/Sunoco Finance Corp.†	7.00%	9/15/2028	36,105,000	36,862,194
Tengizchevroil Finance Co. International Ltd.†	3.25%	8/15/2030	21,325,000	19,859,244
Tengizchevroil Finance Co. International Ltd.	3.25%	8/15/2030	800,000	745,013
TGNR Intermediate Holdings LLC†	5.50%	10/15/2029	42,785,000	42,379,651
Viper Energy Partners LLC	4.90%	8/1/2030	29,881,000	29,581,717
Wildfire Intermediate Holdings LLC†	7.50%	10/15/2029	3,225,000	3,343,926
Total				2,436,985,568

Oil & Gas Services 0.08%
Helix Energy Solutions Group, Inc.†	9.75%	3/1/2029	8,342,000	8,773,707
USA Compression Partners LP/USA Compression Finance Corp.†	7.125%	3/15/2029	17,924,000	18,370,935
Weatherford International Ltd.†	8.625%	4/30/2030	6,476,000	6,557,552
Total				33,702,194

Packaging & Containers 0.04%
Mauser Packaging Solutions Holding Co.†	7.875%	4/15/2027	16,460,000	16,501,150

Pharmaceuticals 0.87%
Bayer U.S. Finance II LLC†	4.375%	12/15/2028	48,539,000	47,906,656
Bayer U.S. Finance LLC†	6.125%	11/21/2026	43,020,000	43,114,496
Bayer U.S. Finance LLC†	6.25%	1/21/2029	78,064,000	80,246,337
Bayer U.S. Finance LLC†	6.375%	11/21/2030	55,234,000	57,513,506
Organon & Co./Organon Foreign Debt Co-Issuer BV†	4.125%	4/30/2028	67,152,000	66,509,699
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(f)	3.15%	10/1/2026	84,961,000	84,846,774
Total				380,137,468

254	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines 2.93%
Antero Midstream Partners LP/Antero Midstream Finance Corp.†	5.375%	6/15/2029	$59,412,000	$59,536,165
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	7.00%	7/15/2029	10,000,000	10,297,250
Buckeye Partners LP	3.95%	12/1/2026	54,145,000	53,995,901
Buckeye Partners LP†	6.875%	7/1/2029	12,925,000	13,250,193
Cheniere Energy Partners LP	4.00%	3/1/2031	17,503,000	16,702,911
Cheniere Energy, Inc.	4.625%	10/15/2028	24,151,000	24,024,405
Colonial Enterprises, Inc.†	3.25%	5/15/2030	41,867,000	38,942,786
Colonial Pipeline Co.†	8.375%	11/1/2030	17,225,000	18,757,271
Delek Logistics Partners LP/Delek Logistics Finance Corp.†	8.625%	3/15/2029	53,629,000	55,609,251
DT Midstream, Inc.†	4.125%	6/15/2029	117,148,000	114,452,600
DT Midstream, Inc.†	4.375%	6/15/2031	19,576,000	18,724,130
Energy Transfer LP†	6.00%	2/1/2029	100,151,000	100,675,189
Energy Transfer LP†	7.375%	2/1/2031	57,777,000	59,294,990
Genesis Energy LP/Genesis Energy Finance Corp.	8.25%	1/15/2029	55,745,000	57,440,205
Genesis Energy LP/Genesis Energy Finance Corp.	8.875%	4/15/2030	16,876,000	17,638,272
Hess Midstream Operations LP†	5.125%	6/15/2028	23,355,000	23,308,524
Hess Midstream Operations LP†	5.875%	3/1/2028	16,595,000	16,784,233
Kinetik Holdings LP†	6.625%	12/15/2028	71,760,000	73,081,819
NGL Energy Operating LLC/NGL Energy Finance Corp.†	8.125%	2/15/2029	5,492,000	5,667,255
NGPL PipeCo LLC†	3.25%	7/15/2031	30,000,000	27,326,050
South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	60,284,000	60,362,215
South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	48,388,000	48,166,846
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	5.50%	1/15/2028	15,572,000	15,578,167
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.†	7.375%	2/15/2029	54,382,000	55,910,569
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.875%	2/1/2031	44,995,000	44,413,774
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%	1/15/2028	45,699,000	45,681,993
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50%	3/1/2030	16,871,000	16,971,290
Western Midstream Operating LP	4.75%	8/15/2028	22,221,000	22,197,496
Western Midstream Operating LP	6.35%	1/15/2029	14,522,000	14,964,171

See Notes to Schedule of Investments.	255

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Pipelines (continued)
Western Midstream Operating LP†	7.25%	4/1/2030	$102,730,000	$107,437,808
Whistler Pipeline LLC†	5.40%	9/30/2029	36,122,000	36,453,950
Total				1,273,647,679

Real Estate 0.11%
Cushman & Wakefield U.S. Borrower LLC†(g)	6.75%	5/15/2028	3,081,000	3,087,301
Newmark Group, Inc.	7.50%	1/12/2029	45,000,000	46,834,650
Total				49,921,951

REITS 1.65%
EPR Properties	3.75%	8/15/2029	17,714,000	17,022,272
EPR Properties	4.75%	12/15/2026	28,430,000	28,430,994
Equinix Europe 2 Financing Corp. LLC	4.60%	11/15/2030	30,603,000	29,839,600
GLP Capital LP/GLP Financing II, Inc.	5.30%	1/15/2029	15,722,000	15,768,924
Iron Mountain, Inc.†	4.875%	9/15/2027	9,242,000	9,220,706
Iron Mountain, Inc.†	5.25%	3/15/2028	74,653,000	74,486,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%	2/1/2027	79,765,000	79,647,474
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029	89,058,000	86,808,885
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	7.00%	7/15/2031	42,354,000	43,779,890
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	26,035,000	26,072,212
SBA Communications Corp.	4.875%	1/15/2030	28,347,000	28,113,188
SBA Communications Corp.	5.15%	7/15/2031	38,000,000	37,719,305
VICI Properties LP/VICI Note Co., Inc.†	3.75%	2/15/2027	77,290,000	76,974,515
VICI Properties LP/VICI Note Co., Inc.†	3.875%	2/15/2029	73,692,000	71,422,006
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029	45,804,000	44,746,774
WEA Finance LLC†	2.875%	1/15/2027	32,652,000	32,449,860
WEA Finance LLC†	3.50%	6/15/2029	17,144,000	16,475,830
Total				718,978,563

Retail 0.14%
7-Eleven, Inc.†	1.80%	2/10/2031	35,381,000	30,655,239
Dick’s Sporting Goods, Inc.	4.00%	10/1/2029	31,205,000	30,286,577
Total				60,941,816

Semiconductors 1.31%
Entegris, Inc.†	4.75%	4/15/2029	91,909,000	90,587,601
Foundry JV Holdco LLC†	5.50%	1/25/2031	73,734,000	74,397,226
Foundry JV Holdco LLC†	5.90%	1/25/2030	140,444,000	143,569,498

256	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Semiconductors (continued)
Foundry JV Holdco LLC†	6.15%	1/25/2032	$38,841,000	$40,053,952
Intel Corp.	2.45%	11/15/2029	20,548,000	19,003,503
Intel Corp.	4.65%	6/1/2031	61,654,000	60,162,436
Kioxia Holdings Corp. (Japan)†(f)	6.25%	7/24/2030	39,027,000	39,917,831
Microchip Technology, Inc.	5.05%	3/15/2029	31,579,000	31,681,611
Microchip Technology, Inc.	5.05%	2/15/2030	28,770,000	28,632,365
Skyworks Solutions, Inc.	5.00%	8/10/2028	41,441,000	41,431,367
Total				569,437,390

Software 1.45%
Activision Blizzard, Inc.	1.35%	9/15/2030	15,003,000	12,570,978
Fiserv, Inc.	5.45%	3/2/2028	23,314,000	23,488,101
MSCI, Inc.†	3.625%	9/1/2030	29,788,000	27,934,113
MSCI, Inc.†	4.00%	11/15/2029	48,874,000	47,121,311
Oracle Corp.	2.95%	4/1/2030	19,665,000	17,821,161
Oracle Corp.	4.45%	9/26/2030	151,652,000	143,601,346
Oracle Corp.	4.55%	2/4/2029	121,869,000	119,134,325
Oracle Corp.	4.95%	2/4/2031	76,933,000	73,748,755
ROBLOX Corp.†	3.875%	5/1/2030	70,246,000	66,172,582
SS&C Technologies, Inc.†	5.50%	9/30/2027	97,527,000	97,614,774
Total				629,207,446

Telecommunications 0.42%
Big Sky Funding LLC†	5.75%	10/20/2035	22,172,000	21,820,020
NTT Finance Corp. (Japan)†(f)	4.741%	3/31/2028	22,220,000	22,185,318
NTT Finance Corp. (Japan)†(f)	4.828%	11/1/2029	39,165,000	38,942,096
Sprint Capital Corp.	6.875%	11/15/2028	64,546,000	67,274,360
Telefonica Europe BV (Netherlands)(f)	8.25%	9/15/2030	28,043,000	31,094,419
Total				181,316,213

Toys/Games/Hobbies 0.67%
Hasbro, Inc.	3.90%	11/19/2029	114,845,000	111,080,442
Mattel, Inc.†	3.75%	4/1/2029	67,697,000	65,194,976
Mattel, Inc.(g)	5.00%	11/17/2030	57,249,000	56,605,214
Mattel, Inc.†	5.875%	12/15/2027	57,906,000	57,910,217
Total				290,790,849

Transportation 0.48%
GXO Logistics, Inc.	2.65%	7/15/2031	9,432,000	8,335,902
GXO Logistics, Inc.	6.25%	5/6/2029	72,957,000	74,940,439
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan)†(f)	4.875%	4/29/2031	28,869,000	28,184,072

See Notes to Schedule of Investments.	257

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Transportation (continued)
Pacific National Finance Pty. Ltd. (Australia)(f)	4.75%	3/22/2028	$57,070,000	$56,402,707
Rumo Luxembourg SARL (Luxembourg)(f)	5.25%	1/10/2028	13,281,000	13,089,953
XPO, Inc.†	6.25%	6/1/2028	29,090,000	29,355,679
Total				210,308,752

Trucking & Leasing 0.33%
Avolon Holdings Funding Ltd. (Ireland)†(f)	4.90%	10/10/2030	13,910,000	13,668,603
FTAI Aviation Investors LLC†	5.50%	5/1/2028	110,160,000	109,968,795
SMBC Aviation Capital Finance DAC (Ireland)†(f)	4.95%	7/23/2029	19,614,000	19,555,794
Total				143,193,192

Water 0.12%
Nova Securitisation SARL (Luxembourg)†(f)	5.75%	2/3/2031	55,211,000	53,032,098
Total Corporate Bonds (cost $22,420,339,104)				22,340,485,068

FLOATING RATE LOANS(i) 5.95%

Aerospace & Defense 0.17%
TransDigm, Inc. 2025 Term Loan K	5.936% (1 mo. USD Term SOFR + 2.25%)	3/22/2030	73,043,759	73,292,108

Aerospace/Defense 0.09%
RTX Corp. Term Loan	4.884% (1 mo. USD Term SOFR + 1.13%)	11/6/2026	39,600,000	39,624,750

Airlines 0.09%
American Airlines, Inc. 2025 Term Loan	5.979% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	37,231,134	37,280,279

Biotechnology 0.23%
RPI Intermediate Finance Partnership LP 2025 Term Loan	5.161% (1 mo. USD Term SOFR + 1.38%)	2/4/2030	99,067,956	98,696,451

Chemicals 0.03%
Element Solutions, Inc. 2026 Term Loan B	5.436% (1 mo. USD Term SOFR + 1.75%)	12/18/2030	1,106,573	1,109,733
TPC Group, Inc. 2024 Term Loan B	9.418% (3 mo. USD Term SOFR + 5.75%)	12/16/2031	13,500,000	13,539,420
Total				14,649,153

258	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Commercial Services 0.22%
Mavis Tire Express Services Corp. 2025 Repriced Term Loan	6.669% (6 mo. USD Term SOFR + 3.00%)		5/4/2028	$93,618,071	$93,680,327

Diversified Financial Services 0.17%
Air Lease Corp. 1st Lien Term Loan	5.006% (1 mo. USD Term SOFR + 1.20%)		11/24/2026	17,323,200	17,344,854
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)		6/24/2030	40,499,573	40,647,599
GC Ferry Acquisition I, Inc. Delayed Draw Term Loan(j)	–	(e)	8/16/2032	265,237	266,596
GC Ferry Acquisition I, Inc. Term Loan	–	(e)	8/16/2032	1,545,763	1,553,685
Setanta Aircraft Leasing DAC 2024 Term Loan B (Ireland)(f)	5.482% (3 mo. USD Term SOFR + 1.75%)		11/5/2028	13,721,355	13,794,696
Total					73,607,430

Electric 0.12%
Cleco Power LLC Term Loan	5.188% (1 mo. USD Term SOFR + 1.50%)		4/24/2028	23,150,000	23,121,062
NRG Energy, Inc. 2024 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)		4/16/2031	26,979,000	27,011,105
Total					50,132,167

Electronics 0.22%
Amphenol Corp. 3 Year Delayed Draw Term Loan	4.517% (1 mo. USD Term SOFR + 0.88%)		8/22/2028	78,113,000	77,868,897
Honeywell International, Inc. Term Loan A1	4.561% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	19,218,750	19,218,750
Total					97,087,647

Entertainment 0.03%
Flutter Financing BV 2024 Term Loan B (Netherlands)(f)	5.482% (3 mo. USD Term SOFR + 1.75%)		11/30/2030	14,961,637	14,702,950

Food Service 0.16%
Aramark Services, Inc. 2025 Repriced Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)		4/6/2028	35,339,843	35,445,862

See Notes to Schedule of Investments.	259

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Food Service (continued)
Aramark Services, Inc. 2025 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)		6/22/2030	$36,034,989	$36,185,255
Total					71,631,117

Gaming/Leisure 0.05%
Fertitta Entertainment LLC 2022 Term Loan B	6.936% (1 mo. USD Term SOFR + 3.25%)		1/27/2029	21,786,044	21,860,988

Health Care Products 0.15%
Augusta SpinCo Corp. Tranche 2 Term Loan	–	(e)	1/7/2028	24,245,778	24,260,931
GE HealthCare Technologies, Inc. Term Loan	–	(e)	12/12/2028	25,639,917	25,639,917
Solventum Corp. Term Loan	4.989% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	14,514,163	14,541,377
Total					64,442,225

Health Care Services 0.04%
DaVita, Inc. 2025 Term Loan B	5.436% (1 mo. USD Term SOFR + 1.75%)		5/9/2031	16,824,383	16,825,645

Internet 0.11%
Delivery Hero SE 2024 USD Term Loan B (Germany)(f)	–	(e)	12/12/2029	45,114,429	45,706,556

Leisure Time 0.32%
GBT U.S. III LLC 2026 Term Loan B	5.81% (3 mo. USD Term SOFR + 2.00%)		7/25/2031	50,469,904	50,469,904
Peloton Interactive, Inc. 2024 Term Loan B	9.186% (1 mo. USD Term SOFR + 5.50%)		5/30/2029	86,158,987	86,632,861
Total					137,102,765

Lodging 0.05%
Hilton Grand Vacations Borrower LLC 2024 Term Loan A	5.336% (1 mo. USD Term SOFR + 1.65%)		1/10/2028	20,000,000	19,937,500

Machinery: Diversified 0.19%
TK Elevator Midco GmbH 2026 USD Term Loan B (Germany)(f)	6.704% (6 mo. USD Term SOFR + 2.75%)		4/30/2030	84,020,528	84,552,378

260	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Media 0.50%
Charter Communications Operating LLC 2023 Term Loan B4	5.725% (3 mo. USD Term SOFR + 2.00%)	12/7/2030	$147,876,318	$146,543,952
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	71,779,164	70,718,627
Total				217,262,579

Miscellaneous Manufacture 0.17%
ITT, Inc. Delayed Draw Term Loan	4.81% (1 mo. USD Term SOFR + 1.13%)	2/18/2028	74,281,739	74,142,461

Oil & Gas 0.35%
Antero Resources Corp. Term Loan	5.286% (1 mo. USD Term SOFR + 1.50%)	2/3/2029	86,234,177	86,611,452
Hilcorp Energy I LP Term Loan B	5.409% (1 mo. USD Term SOFR + 1.75%)	2/11/2030	67,110,186	67,194,073
Total				153,805,525

Pharmaceuticals 0.29%
Organon & Co. 2024 USD Term Loan	5.936% (1 mo. USD Term SOFR + 2.25%)	5/19/2031	127,763,733	127,883,192

Pipelines 0.40%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.103% (3 mo. USD Term SOFR + 1.25%)	10/14/2026	42,544,000	42,514,219
Venture Global Plaquemines LNG LLC 2024 Contingency Reserve Delayed Draw Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)	5/25/2029	9,873,939	9,883,221
Venture Global Plaquemines LNG LLC Base Term Loan	5.911% (1 mo. USD Term SOFR + 2.23%)	5/25/2029	121,044,101	121,176,644
Total				173,574,084

Real Estate Investment Trusts 0.37%
Host Hotels & Resorts LP 2023 Term Loan A2	4.586% (1 mo. USD Term SOFR + 0.90%)	1/4/2028	33,002,333	32,837,322
Invitation Homes Operating Partnership LP 2024 Term Loan	4.503% (1 mo. USD Term SOFR + 0.85%)	9/11/2028	128,573,933	127,609,628
Total				160,446,950

See Notes to Schedule of Investments.	261

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Regional 0.14%
Seminole Tribe of Florida 2026 Term Loan A	4.936% (1 mo. USD Term SOFR + 1.25%)	5/8/2031	$62,750,000	$62,750,000

Retail 0.85%
7-Eleven, Inc. Term Loan (2028)	4.957% (3 mo. USD Term SOFR + 1.20%)	12/11/2028	124,500,000	124,422,188
KFC Holding Co. 2021 Term Loan B	5.503% (1 mo. USD Term SOFR + 1.75%)	3/15/2028	68,041,322	68,275,384
Lowes Cos., Inc. Delayed Draw Term Loan	4.761% (3 mo. USD Term SOFR + 1.00%)	9/15/2028	178,308,000	177,309,475
Total				370,007,047

Software 0.01%
RealPage, Inc. 1st Lien Term Loan	6.994% (3 mo. USD Term SOFR + 3.00%)	4/24/2028	3,781,892	3,731,858

Telecommunications 0.30%
AT&T, Inc. 2025 Delayed Draw Term Loan (11500mm)	4.79% (3 mo. USD Term SOFR + 1.05%)	7/28/2028	83,160,000	83,263,950
Iridium Satellite LLC 2024 Term Loan B	5.936% (1 mo. USD Term SOFR + 2.25%)	9/20/2030	46,887,960	46,970,014
Total				130,233,964

Utilities 0.13%
Lightning Power LLC Term Loan B	5.436% (1 mo. USD Term SOFR + 1.75%)	8/18/2031	23,866,765	23,934,667
Long Ridge Energy LLC Term Loan B	8.232% (3 mo. USD Term SOFR + 4.50%)	2/19/2032	32,283,195	32,355,993
Total				56,290,660
Total Floating Rate Loans (cost $2,590,518,705)				2,584,940,756

FOREIGN GOVERNMENT OBLIGATIONS(f) 2.34%

Bermuda 0.02%
Bermuda Government International Bonds	2.375%	8/20/2030	5,577,000	5,040,771
Bermuda Government International Bonds(g)	3.717%	1/25/2027	4,750,000	4,750,428
Total				9,791,199

262	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Colombia 0.26%
Colombia Government International Bonds	5.375%	1/21/2029	$111,983,000	$111,792,629

Dominican Republic 0.31%
Dominican Republic International Bonds	5.50%	2/22/2029	50,952,000	51,104,856
Dominican Republic International Bonds	5.95%	1/25/2027	70,763,000	71,258,341
Dominican Republic International Bonds	6.00%	7/19/2028	6,550,000	6,631,875
Dominican Republic International Bonds	8.625%	4/20/2027	7,483,333	7,656,386
Total				136,651,458

Guatemala 0.07%
Guatemala Government Bonds	4.875%	2/13/2028	29,952,000	29,869,183

Hungary 0.12%
Hungary Government International Bonds	6.125%	5/22/2028	20,000,000	20,399,272
Hungary Government International Bonds	6.125%	5/22/2028	30,099,000	30,699,884
Total				51,099,156

Kazakhstan 0.02%
Development Bank of Kazakhstan JSC†	5.25%	10/23/2029	6,184,000	6,208,430
Development Bank of Kazakhstan JSC	5.50%	4/15/2027	3,700,000	3,722,667
Total				9,931,097

Mexico 0.53%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	228,793,000	228,735,802

Romania 0.66%
Romania Government International Bonds	3.00%	2/27/2027	6,776,000	6,711,286
Romania Government International Bonds	5.25%	11/25/2027	59,756,000	59,751,698
Romania Government International Bonds†	5.75%	9/16/2030	71,968,000	71,924,118
Romania Government International Bonds†	5.875%	1/30/2029	128,392,000	129,362,574
Romania Government International Bonds	6.625%	2/17/2028	20,094,000	20,482,594
Total				288,232,270

Serbia 0.10%
Serbia International Bonds	6.25%	5/26/2028	40,674,000	41,394,594

Turkey 0.25%
Turkiye Government International Bonds	4.875%	10/9/2026	35,780,000	35,756,818
Turkiye Government International Bonds	6.00%	3/25/2027	13,500,000	13,553,824
Turkiye Government International Bonds	8.60%	9/24/2027	20,900,000	21,534,027
Turkiye Ihracat Kredi Bankasi AS†	6.125%	5/2/2029	39,700,000	39,252,845
Total				110,097,514
Total Foreign Government Obligations (cost $1,019,977,197)				1,017,594,902

See Notes to Schedule of Investments.	263

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.00%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K061 Class X1(k)	0.275%	#(l)	11/25/2026	$425,499,059	$69,569
Government National Mortgage Association Series 2013-193 Class IO(k)	0.121%	#(l)	1/16/2055	452,657	780
Government National Mortgage Association Series 2014-78 Class IO(k)	Zero Coupon	#(l)	3/16/2056	5,099,095	51
Government National Mortgage Association Series 2015-19 Class AD	2.90%		10/16/2055	974,518	960,766
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,089,705)					1,031,166

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.55%
Federal Home Loan Mortgage Corp.	4.692% (30 day USD SOFR Average + 2.21%)	#	2/1/2056	30,060,725	29,812,102
Federal Home Loan Mortgage Corp.	4.855% (30 day USD SOFR Average + 2.14%)	#	10/1/2055	19,281,796	19,162,399
Federal Home Loan Mortgage Corp.	4.998% (30 day USD SOFR Average + 2.24%)	#	9/1/2055	17,839,343	17,736,360
Federal Home Loan Mortgage Corp.	5.359% (30 day USD SOFR Average + 2.18%)	#	8/1/2055	16,229,609	16,325,861
Federal Home Loan Mortgage Corp.	5.426% (30 day USD SOFR Average + 2.08%)	#	10/1/2055	23,977,113	23,994,968
Federal Home Loan Mortgage Corp.	5.501% (30 day USD SOFR Average + 2.29%)	#	7/1/2055	44,101,258	44,490,424
Federal Home Loan Mortgage Corp.	5.617% (30 day USD SOFR Average + 2.13%)	#	8/1/2055	24,445,771	24,688,287
Federal Home Loan Mortgage Corp.	5.841% (30 day USD SOFR Average + 2.12%)	#	5/1/2055	29,715,415	30,107,360
Federal Home Loan Mortgage Corp.	5.998% (30 day USD SOFR Average + 2.32%)	#	8/1/2054	15,493,742	15,760,019
Federal Home Loan Mortgage Corp.	6.355% (30 day USD SOFR Average + 2.10%)	#	9/1/2055	29,085,247	29,833,501
Federal National Mortgage Association	4.54% (30 day USD SOFR Average + 2.25%)	#	4/1/2056	33,886,537	33,525,570
Federal National Mortgage Association	4.59% (30 day USD SOFR Average + 2.08%)	#	4/1/2056	33,965,133	33,639,011
Federal National Mortgage Association	4.879% (30 day USD SOFR Average + 2.16%)	#	3/1/2056	115,853,739	114,919,557
Federal National Mortgage Association	5.459% (30 day USD SOFR Average + 2.03%)	#	10/1/2055	8,429,708	8,485,064
Federal National Mortgage Association	5.508% (30 day USD SOFR Average + 2.11%)	#	10/1/2053	5,684,109	5,757,090
Federal National Mortgage Association	5.719% (30 day USD SOFR Average + 2.20%)	#	8/1/2055	37,646,228	38,136,179

264	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.833% (30 day USD SOFR Average + 2.13%)	#	2/1/2054	$8,722,410	$8,864,500
Federal National Mortgage Association	5.964% (30 day USD SOFR Average + 2.16%)	#	9/1/2055	118,449,165	120,547,020
Government National Mortgage Association	5.50% (1 yr. CMT + 1.50%)	#	8/20/2056	21,989,279	22,210,743
Government National Mortgage Association	7.00%		4/20/2054 - 1/20/2055	309,737,533	321,062,080
Uniform Mortgage-Backed Security(m)	4.50%		TBA	207,948,000	202,810,573
Uniform Mortgage-Backed Security(m)	5.00%		TBA	865,644,000	860,687,744
Uniform Mortgage-Backed Security(m)	5.50%		TBA	241,012,000	243,170,001
Uniform Mortgage-Backed Security(m)	6.00%		TBA	144,518,000	147,580,709
Total Government Sponsored Enterprises Pass-Throughs (cost $2,426,456,467)					2,413,307,122

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.91%
1211 Avenue of the Americas Trust Series 2015-1211 Class XA†(k)	0.38%	#(l)	8/10/2035	214,200,000	2,142
ALA Trust Series 2025-OANA Class A†	5.382% (1 mo. USD Term SOFR + 1.74%)	#	6/15/2040	26,630,000	26,799,425
ARDN Mortgage Trust Series 2025-ARCP Class A†	5.389% (1 mo. USD Term SOFR + 1.75%)	#	6/15/2035	16,370,000	16,419,036
ARES Commercial Mortgage Trust Series 2026-AZURE Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	3/15/2038	36,740,000	36,879,667
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	9,726,824	9,670,083
Bank Series 2017-BNK8 Class A3	3.229%		11/15/2050	6,149,156	6,053,484
Bank Series 2018-BN12 Class A2	4.074%		5/15/2061	24,784,111	24,715,228
Bank Series 2019-BN18 Class A4	3.584%		5/15/2062	12,577,767	12,015,906
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	37,163,000	34,829,818
Bank5 Series 2023-5YR2 Class A3	6.656%	#(l)	7/15/2056	36,589,000	37,454,915
Bank5 Series 2024-5YR11 Class A3	5.893%		11/15/2057	67,163,564	68,482,905
Bank5 Series 2024-5YR8 Class A3	5.884%		8/15/2057	119,825,000	121,980,939
Bank5 Series 2026-5YR24 Class A3	5.832%		8/15/2031	16,260,000	16,686,340
Bank5 Trust Series 2024-5YR6 Class A3	6.225%		5/15/2057	22,916,283	23,475,605
BBCMS Mortgage Trust Series 2020-C7 Class A2	2.021%		4/15/2053	11,710,377	11,200,180
BBCMS Mortgage Trust Series 2020-C7 Class A5	2.037%		4/15/2053	17,121,000	15,395,736
BBCMS Mortgage Trust Series 2024-5C29 Class A2	4.738%		9/15/2057	63,660,097	63,035,483

See Notes to Schedule of Investments.	265

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	$31,800,000	$32,491,405
Benchmark Mortgage Trust Series 2018-B2 Class A5	3.882%	#(l)	2/15/2051	30,550,000	30,091,044
Benchmark Mortgage Trust Series 2018-B3 Class A5	4.025%		4/10/2051	11,344,000	11,179,494
Benchmark Mortgage Trust Series 2018-B5 Class A4	4.208%		7/15/2051	8,558,800	8,422,127
Benchmark Mortgage Trust Series 2018-B7 Class A4	4.51%	#(l)	5/15/2053	17,251,068	17,039,447
Benchmark Mortgage Trust Series 2019-B11 Class A5	3.542%		5/15/2052	7,900,000	7,584,090
Benchmark Mortgage Trust Series 2019-B15 Class A5	2.928%		12/15/2072	21,432,000	19,870,863
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.016%		3/15/2052	38,049,000	37,024,059
Benchmark Mortgage Trust Series 2020-B22 Class A5	1.973%		1/15/2054	27,364,000	23,889,152
Benchmark Mortgage Trust Series 2021-B23 Class A2	1.62%		2/15/2054	24,169,627	21,828,066
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(l)	11/15/2057	10,920,000	11,149,560
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	59,080,000	60,073,513
Benchmark Mortgage Trust Series 2024-V6 Class A3	5.926%		3/15/2057	93,740,000	95,379,888
Benchmark Mortgage Trust Series 2024-V7 Class A3	6.228%	#(l)	5/15/2056	64,728,000	66,396,455
Benchmark Mortgage Trust Series 2024-V8 Class A3	6.189%	#(l)	7/15/2057	23,987,000	24,603,272
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	100,594,199	101,737,935
Benchmark Mortgage Trust Series 2025-V14 Class A4	5.66%		4/15/2057	42,626,000	43,288,510
Benchmark Mortgage Trust Series 2026-V21 Class A3	5.127%		3/15/2059	93,740,000	93,571,305
Benchmark Mortgage Trust Series 2026-V23 Class A3	5.853%		8/28/2059	18,500,000	18,975,341
BMO Mortgage Trust Series 2023-5C2 Class A2	6.673%		11/15/2056	24,450,000	25,007,387
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	25,230,000	25,666,640

266	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(l)	12/15/2057	$57,700,000	$58,402,763
BMO Mortgage Trust Series 2025-5C11 Class A3	5.669%		7/15/2058	84,780,000	85,990,981
BMO Mortgage Trust Series 2025-5C12 Class A3	5.18%		10/15/2058	56,127,000	56,020,286
BMO Mortgage Trust Series 2026-5C14 Class A3	5.209%		3/15/2059	20,590,000	20,543,800
BWAY Mortgage Trust Series 2013-1515 Class XB†(k)	0.534%	#(l)	3/10/2033	103,040,000	672,202
BX Commercial Mortgage Trust Series 2025-BCAT Class A†	5.019% (1 mo. USD Term SOFR + 1.38%)	#	8/15/2042	21,111,058	21,175,519
BX Trust Series 2024-CNYN Class A†	5.081% (1 mo. USD Term SOFR + 1.44%)	#	4/15/2041	26,695,226	26,767,196
BX Trust Series 2025-ARIA Class A†	5.199%	#(l)	12/13/2042	41,830,000	41,420,848
BX Trust Series 2025-ROIC Class A†	4.783% (1 mo. USD Term SOFR + 1.14%)	#	3/15/2030	28,643,912	28,618,027
BX Trust Series 2025-TAIL Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	6/15/2035	31,330,000	31,424,479
BX Trust Series 2025-VOLT Class A†	5.339% (1 mo. USD Term SOFR + 1.70%)	#	12/15/2044	82,860,000	82,791,085
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A4	3.523%		5/15/2052	19,100,000	18,436,044
CD Mortgage Trust Series 2017-CD5 Class A4	3.431%		8/15/2050	14,700,703	14,512,155
CFCRE Commercial Mortgage Trust Series 2016-C6 Class XA(k)	0.905%	#(l)	11/10/2049	27,867,707	279
CFCRE Commercial Mortgage Trust Series 2016-C7 Class XA(k)	0.752%	#(l)	12/10/2054	115,793,358	1,158
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3	3.197%		8/15/2050	5,371,303	5,306,599
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class XB†(k)	0.063%	#(l)	9/10/2045	63,614,405	10,076
Citigroup Commercial Mortgage Trust Series 2015-GC31 Class XA(k)	0.008%	#(l)	6/10/2048	43,962,429	818
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class XA(k)	1.048%	#(l)	2/10/2049	12,465,383	125
Citigroup Commercial Mortgage Trust Series 2019-C7 Class A4	3.102%		12/15/2072	26,770,000	25,220,973
COMM Mortgage Trust Series 2012-CR4 Class XA(k)	1.289%	#(l)	10/15/2045	40,900,034	1,046,415
COMM Mortgage Trust Series 2014-UBS5 Class XA(k)	0.694%	#(l)	9/10/2047	7,666,352	77

See Notes to Schedule of Investments.	267

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates Series 2016-CD1 Class XA(k)	1.527%	#(l)	8/10/2049	$24,113,956	$241
CONE Trust Series 2024-DFW1 Class A†	5.281% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	32,000,000	31,889,962
Credit Suisse Mortgage Capital Certificates Trust Series 2014-USA Class X1†(k)	0.686%	#(l)	9/15/2037	113,021,624	807,551
CSAIL Commercial Mortgage Trust Series 2016-C6 Class XA(k)	1.533%	#(l)	1/15/2049	2,011,681	20
CSAIL Commercial Mortgage Trust Series 2016-C7 Class XA(k)	0.857%	#(l)	11/15/2049	15,945,051	159
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class A5	3.458%	#(l)	11/15/2050	15,800,000	15,422,963
CSAIL Commercial Mortgage Trust Series 2020-C19 Class A2	2.32%		3/15/2053	40,920,000	37,838,851
DBC Mortgage Trust Series 2025-DBC Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	24,730,000	24,791,578
DBGS Mortgage Trust Series 2018-C1 Class A4	4.466%		10/15/2051	42,483,000	41,936,499
EQT Trust Series 2026-IND1 Class A†	4.839% (1 mo. USD Term SOFR + 1.20%)	#	7/15/2041	56,760,000	56,902,468
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA7 Class M2†	5.443% (30 day USD SOFR Average + 1.80%)	#	11/25/2041	12,659,527	12,672,969
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.143% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	27,425,000	27,567,604
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.993% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	19,000,000	19,388,026
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA4 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	5/25/2042	42,867,000	44,126,480
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA6 Class M2†	9.393% (30 day USD SOFR Average + 5.75%)	#	9/25/2042	25,645,000	26,878,063
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	74,764,000	76,412,299

268	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA1 Class M1A†	5.643% (30 day USD SOFR Average + 2.00%)	#	5/25/2043	$6,112,693	$6,136,405
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2023-HQA3 Class A1†	5.493% (30 day USD SOFR Average + 1.85%)	#	11/25/2043	3,489,108	3,500,495
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA1 Class A1†	4.993% (30 day USD SOFR Average + 1.35%)	#	2/25/2044	11,233,789	11,247,299
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	28,197,313	28,299,822
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.693% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	12,782,000	12,771,194
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	27,650,203	27,675,260
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	8,832,586	8,833,883
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	12,433,981	12,439,348
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.943% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	7,358,222	7,452,774
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03 Class 2M1†	4.793% (30 day USD SOFR Average + 1.15%)	#	3/25/2044	2,249,105	2,249,264
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06 Class 1A1†	4.793% (30 day USD SOFR Average + 1.15%)	#	9/25/2044	22,971,014	22,972,617

See Notes to Schedule of Investments.	269

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.593% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	$6,907,558	$6,897,220
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1M1†	4.743% (30 day USD SOFR Average + 1.10%)	#	1/25/2045	8,792,728	8,792,380
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R02 Class 1A1†	4.643% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	16,517,850	16,522,561
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R06 Class 1A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	9/25/2045	4,800,058	4,796,134
GS Mortgage Securities Trust Series 2012-GCJ9 Class XB†(k)	Zero Coupon	#(l)	11/10/2045	19,228,379	192
GS Mortgage Securities Trust Series 2016-GS2 Class A4	3.05%		5/10/2049	1,380,008	1,378,118
GS Mortgage Securities Trust Series 2016-GS2 Class XA(k)	1.469%	#(l)	5/10/2049	21,217,826	212
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	1,697,588	1,687,898
GS Mortgage Securities Trust Series 2017-GS8 Class A3	3.205%		11/10/2050	21,635,000	21,407,080
GS Mortgage Securities Trust Series 2018-GS9 Class A4	3.992%	#(l)	3/10/2051	26,083,452	25,766,820
GS Mortgage Securities Trust Series 2019-GC42 Class A4	3.001%		9/10/2052	32,957,000	30,948,828
GS Mortgage Securities Trust Series 2019-GSA1 Class A4	3.048%		11/10/2052	32,382,000	30,473,298
GS Mortgage Securities Trust Series 2020-GC45 Class A2	2.898%		2/13/2053	6,001,691	5,827,598
Hudson Yards Mortgage Trust Series 2025-SPRL Class A†	5.649%	#(l)	1/13/2040	46,160,000	46,574,886
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XA10†(k)	1.474%	#(l)	8/5/2034	29,502,716	5,054
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class A†	3.429%		6/10/2027	163,798,100	30,956,121
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class B†	3.771%		6/10/2027	20,772,000	763,153
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class C†	3.931%	#(l)	6/10/2027	14,352,000	188,219

270	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class D†	3.931%	#(l)	6/10/2027	$25,795,381	$193,336
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XA†(k)	0.503%	#(l)	6/10/2027	102,274,000	51,137
JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class XB†(k)	0.16%	#(l)	6/10/2027	45,476,000	45
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class XA(k)	0.772%	#(l)	12/15/2049	85,065,644	851
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP7 Class XA(k)	1.146%	#(l)	9/15/2050	185,291,612	787,063
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX†(k)	1.295%	#(l)	7/5/2033	155,900,000	1,793,304
JP Morgan Mortgage Trust Series 2025-NQM5 Class A1FC†	4.787%	(a)	5/25/2066	46,735,844	46,239,668
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	46,856,604	46,244,375
JPMBB Commercial Mortgage Securities Trust Series 2014-C24 Class XA(k)	0.846%	#(l)	11/15/2047	11,811,946	118
JPMBB Commercial Mortgage Securities Trust Series 2014-C25 Class XA(k)	0.533%	#(l)	11/15/2047	23,488,307	87,480
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class XA(k)	0.014%	#(l)	7/15/2048	10,422,822	104
Key Commercial Mortgage Securities Trust Series 2019-S2 Class X†(k)	1.52%	#(l)	6/15/2052	82,288,268	2,275,619
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.529% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	34,670,000	34,736,130
LBA Trust Series 2024-7IND Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	10/15/2041	21,092,706	21,140,038
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	48,000,000	48,045,480
Morgan Stanley BAML Trust Series 2025-5C1 Class A3	5.635%		3/15/2058	63,980,000	64,934,146
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class XB†(k)	0.13%	#(l)	5/15/2046	53,680,894	3,247
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class XA(k)	1.268%	#(l)	11/15/2049	75,936,464	759
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	2,405,993	2,399,153

See Notes to Schedule of Investments.	271

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust Series 2019-L2 Class A4	4.071%		3/15/2052	$12,535,000	$12,163,155
Morgan Stanley Capital I Trust Series 2024-NSTB Class A†	3.90%	#(l)	9/24/2057	68,288,858	67,064,309
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	37,562,479	37,095,146
Morgan Stanley Residential Mortgage Loan Trust Series 2026-NQM3 Class A1FC†	5.134%	(a)	3/25/2071	10,012,867	9,921,543
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(a)	2/25/2061	18,716,887	18,503,896
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	11,649,338	11,551,117
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(a)	10/25/2065	49,536,839	49,107,003
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	79,255,571	78,662,692
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	14,500,681	14,416,880
PSA Trust Series 2026-STOR Class A†	5.554%	#(l)	8/15/2031	32,150,000	32,216,255
ReadyCap Commercial Mortgage Trust Series 2019-6 Class A†	2.833%		10/25/2052	939,221	937,721
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	48,040,000	48,235,100
SCG Trust Series 2025-SNIP Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	9/15/2042	50,050,000	50,313,824
SG Residential Mortgage Trust Series 2026-3 Class A1FC†	5.078%	(a)	4/25/2066	20,631,226	20,451,344
SHOW Trust Series 2022-BIZ Class A†	6.631% (1 mo. USD Term SOFR + 2.98%)	#	1/15/2027	186,000,000	65,100,000
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(l)	2/25/2050	748,084	721,804
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	53,180,000	52,817,541
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	2,728,038	2,713,145
UBS Commercial Mortgage Trust Series 2017-C5 Class A4	3.212%		11/15/2050	4,702,484	4,633,818
UBS Commercial Mortgage Trust Series 2017-C6 Class A4	3.32%		12/15/2050	4,549,865	4,495,359
UBS Commercial Mortgage Trust Series 2017-C6 Class XA(k)	1.358%	#(l)	12/15/2050	192,073,336	1,713,717
UBS Commercial Mortgage Trust Series 2017-C7 Class A3	3.418%		12/15/2050	3,595,228	3,545,456
UBS Commercial Mortgage Trust Series 2019-C18 Class A4	3.035%		12/15/2052	4,580,000	4,265,054
Verus Securitization Trust Series 2025-12 Class A1FC†	4.858%	(a)	12/25/2070	16,976,699	16,825,944

272	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	$21,058,990	$20,833,206
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	34,183,409	33,639,749
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	20,035,090	19,852,100
Verus Securitization Trust Series 2026-4 Class A1FC†	4.998%	(a)	4/25/2071	31,824,204	31,552,288
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	9,886,208	9,836,098
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	3,773,795	3,713,917
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A4	3.466%		5/15/2052	12,631,926	12,225,260
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class A5	3.729%		5/15/2052	10,770,000	10,410,654
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3	5.928%		7/15/2057	76,860,000	78,306,129
Wells Fargo Commercial Mortgage Trust Series 2025-5C3 Class A3	6.096%		1/15/2058	101,100,000	103,879,077
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	56,430,000	57,373,058
WFRBS Commercial Mortgage Trust Series 2014-C21 Class XB(k)	0.815%	#(l)	8/15/2047	39,548,895	123,507
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XA(k)	0.556%	#(l)	9/15/2057	318,061	3
WFRBS Commercial Mortgage Trust Series 2014-C22 Class XB(k)	0.50%	#(l)	9/15/2057	37,769,102	102,823
Total Non-Agency Commercial Mortgage-Backed Securities (cost $4,214,018,814)					3,870,179,961

U.S. TREASURY OBLIGATIONS 3.04%
U.S. Treasury Notes	3.50%		12/15/2028	428,431,000	420,397,919
U.S. Treasury Notes	4.125%		6/30/2028	901,506,000	898,213,393
Total U.S. Treasury Obligations (cost $1,329,978,057)					1,318,611,312
Total Long-Term Investments (cost $44,652,671,559)					44,176,597,794

SHORT-TERM INVESTMENTS 1.45%

U.S. TREASURY OBLIGATIONS 0.35%
U.S. Treasury Bills (Cost $153,772,380)	Zero Coupon		10/20/2026	154,556,000	153,774,220

See Notes to Schedule of Investments.	273

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Investments	Principal Amount	Fair Value
REPURCHASE AGREEMENTS 0.90%
Repurchase Agreement dated 8/31/2026, 3.580% due 9/1/2026 with Barclays Capital, Inc. collateralized by $455,699,900 of U.S. Treasury Bond at 3.875% due 5/15/2043; value: $393,506,122; proceeds: $385,674,349 (cost $385,636,000)	$385,636,000	$385,636,000
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $4,590,800 of U.S. Treasury Inflation Indexed Note at 0.125% due 4/15/2027; value: $5,346,193; proceeds: $5,241,644 (cost $5,241,171)	5,241,171	5,241,171
Total Repurchase Agreements (cost $390,877,171)		390,877,171

TIME DEPOSITS 0.02%
CitiBank N.A.(n) (cost $8,410,875)	8,410,875	8,410,875

	Shares
MONEY MARKET FUNDS 0.18%
Fidelity Government Portfolio(n) (cost $75,697,875)	75,697,875	75,697,875
Total Short-Term Investments (cost $628,758,301)		628,760,141
Total Investments in Securities 103.11% (cost $45,281,429,860)		44,805,357,935
Less Unfunded Loan Commitments (0.00%) (cost $266,895)		(266,596)
Net Investments in Securities 103.11% (cost $45,281,162,965)		44,805,091,339
Other Assets and Liabilities – Net (3.11)%		(1,352,054,773)
Net Assets 100.00%		$43,453,036,566

CMT	Constant Maturity Rate.
ICE	Intercontinental Exchange.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $24,510,919,771, which represents 56.41% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Level 3 Investment as described in Note 2(a) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(c)	Securities purchased on a when-issued basis.
(d)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(e)	Interest rate to be determined.

274	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

(f)	Foreign security traded in U.S. dollars.
(g)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(h)	Defaulted.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(j)	Security partially/fully unfunded.
(k)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(n)	Security was purchased with the cash collateral from loaned securities.

Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2026(1):

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
CDX.NA.HY.S41	5.00%	12/20/2028	$100,860,600	$ 5,932,120	$275,427	$6,207,547
CDX.NA.IG.S41	1.00%	12/20/2028	216,728,000	926,817	2,661,366	3,588,183
CDX.NA.IG.S42	1.00%	6/20/2029	461,620,000	7,167,508	1,271,566	8,439,074
CDX.NA.IG.S43	1.00%	12/20/2029	633,895,000	9,773,097	2,581,288	12,354,385
Oracle Corp.	1.00%	12/20/2027	94,275,000	473,853	(304,621)	169,232
Total				$24,273,395	$6,485,026	$30,758,421

Referenced Indexes/Issuers	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Value
Oracle Corp.	1.00%	12/20/2030	$22,303,000	$ (331,885)	$(385,942)	$(717,827)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $6,789,647. Total unrealized depreciation on Centrally Cleared Credit Default Swap Contracts on Indexes/Issuers amounted to $690,563.

See Notes to Schedule of Investments.	275

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Centrally Cleared Interest Rate Swap Contracts at August 31, 2026:

Periodic Payments to be Made By The Fund (Quarterly)	Periodic Payments to be Received By The Fund (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)	Value
12-Month USD SOFR Index	4.104%	8/25/2029	$1,543,900,000	$–	$(4,771,192)	$(4,771,192)
12-Month USD SOFR Index	4.094%	6/30/2028	2,606,500,000	–	(5,292,133)	(5,292,133)
Total				$–	$(10,063,325)	$(10,063,325)

SOFR	Secured Overnight Financing Rate.

Centrally Cleared Consumer Price Index (“CPI”) Swap Contracts at August 31, 2026:

Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/ Unrealized Depreciation
2.135%	CPI Urban Consumer NSA	6/30/2027	$436,500,000	$(176,097)
1.950%	CPI Urban Consumer NSA	7/16/2027	109,000,000	(46,684)
Total				$(222,781)

CPI	Consumer Price Index: Rate fluctuates based on CPI.
NSA	Non-seasonally adjusted.

Credit Default Swap Contracts on Indexes/Issuers - Sell Protection at August 31, 2026(1):

Referenced Indexes/ Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Credit Default Swap Agreements Payable at Fair Value
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$1,947,382	$(17,019)	$(210,070)	$(227,089)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	973,691	(13,892)	(99,652)	(113,544)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	486,845	(5,064)	(51,708)	(56,772)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	973,691	(16,306)	(97,238)	(113,544)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	486,845	(6,668)	(50,104)	(56,772)
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	973,691	(9,853)	(103,692)	(113,545)

276	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

Referenced Indexes/ Issuers*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Upfront Payments Paid/ (Received) Net of Amortization	Unrealized Appreciation/ (Depreciation)(2)	Credit Default Swap Agreements Payable at Fair Value
Markit CMBX.NA.AA.6	Citibank	1.500%	5/11/2063	$973,691	$(10,128)	$(103,416)	$(113,544)
Markit CMBX.NA.AA.6	Morgan Stanley	1.500%	5/11/2063	2,921,072	(22,339)	(318,295)	(340,634)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	3,985,965	(50,124)	(224,235)	(274,359)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	2,847,118	(41,289)	(154,682)	(195,971)
Markit CMBX.NA.AA.7	Credit Suisse International	1.500%	1/17/2047	2,277,695	(29,181)	(127,596)	(156,777)
Total					$(221,863)	$(1,540,688)	$(1,762,551)

*	The Referenced Index is for the Credit Default Swap Contracts on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap contracts agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap contracts and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap contracts less the recovery value of the referenced obligation or underlying securities.
(2)	Total unrealized appreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $0. Total unrealized depreciation on Credit Default Swap Contracts on Indexes/Issuers amounted to $1,540,688.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2026	40,814	Short	$(4,333,721,433)	$(4,314,167,344)	$19,554,089

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	66,804	Long	$13,741,860,435	$13,710,477,254	$(31,383,181)

See Notes to Schedule of Investments.	277

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND August 31, 2026

The following is a summary of the inputs used as of  August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Credit Card	$–	$367,008,834	$92,282,980	$459,291,814
Remaining Industries	–	10,149,262,773	–	10,149,262,773
Convertible Bonds	–	21,892,920	–	21,892,920
Corporate Bonds	–	22,340,485,068	–	22,340,485,068
Floating Rate Loans	–	2,584,940,756	–	2,584,940,756
Less Unfunded Loan Commitments	–	(266,596)	–	(266,596)
Foreign Government Obligations	–	1,017,594,902	–	1,017,594,902
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	1,031,166	–	1,031,166
Government Sponsored Enterprises Pass-Throughs	–	2,413,307,122	–	2,413,307,122
Non-Agency Commercial Mortgage-Backed Securities	–	3,870,179,961	–	3,870,179,961
U.S. Treasury Obligations	–	1,318,611,312	–	1,318,611,312
Short-Term Investments
U.S. Treasury Obligations	–	153,774,220	–	153,774,220
Repurchase Agreements	–	390,877,171	–	390,877,171
Time Deposits	–	8,410,875	–	8,410,875
Money Market Funds	75,697,875	–	–	75,697,875
Total	$75,697,875	$44,637,110,484	$92,282,980	$44,805,091,339
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$30,758,421	$–	$30,758,421
Liabilities	–	(717,827)	–	(717,827)
Centrally Cleared Interest Rate Swap Contracts
Assets	–	–	–	–
Liabilities	–	(10,063,325)	–	(10,063,325)
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(222,781)	–	(222,781)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(1,762,551)	–	(1,762,551)
Futures Contracts
Assets	19,554,089	–	–	19,554,089
Liabilities	(31,383,181)	–	–	(31,383,181)
Total	$(11,829,092)	$17,991,937	$–	$6,162,845

278	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND August 31, 2026

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	279

Schedule of Investments (unaudited)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
LONG-TERM INVESTMENTS 115.62%

ASSET-BACKED SECURITIES 16.37%

Automobiles 7.44%
AmeriCredit Automobile Receivables Trust Series 2022-2 Class C	5.32%	4/18/2028	$1,826,462	$1,830,083
Bank of America Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	3,231,838	3,245,721
Bridgecrest Lending Auto Securitization Trust Series 2025-2 Class A3	4.78%	12/15/2028	2,190,604	2,193,054
CarMax Auto Owner Trust Series 2023-2 Class A4	5.01%	11/15/2028	900,000	903,077
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	4,254,633	4,270,592
CarMax Select Receivables Trust Series 2026-B Class B	4.88%	10/15/2032	4,920,000	4,917,869
Carvana Auto Receivables Trust Series 2026-P3 Class A4	5.00%	8/10/2032	12,030,000	12,010,699
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	1,646,754	1,649,064
Citizens Auto Receivables Trust Series 2024-2 Class A4†	5.26%	4/15/2031	8,970,000	9,034,772
CPS Auto Receivables Trust Series 2022-B Class E†	7.14%	10/15/2029	5,592,747	5,619,600
CPS Auto Receivables Trust Series 2026-B Class B†	4.59%	12/16/2030	6,000,000	5,973,281
CPS Auto Receivables Trust Series 2026-B Class C†	4.93%	7/15/2032	4,510,000	4,486,419
CPS Auto Receivables Trust Series 2026-C Class B†	4.84%	2/18/2031	5,800,000	5,794,825
Drive Auto Receivables Trust Series 2025-2 Class A3	4.14%	9/15/2032	6,400,000	6,393,673
Enterprise Fleet Financing LLC Series 2023-1 Class A3†	5.42%	10/22/2029	4,052,445	4,061,615
Enterprise Fleet Financing LLC Series 2024-1 Class A3†	5.16%	9/20/2030	3,580,000	3,602,644
Exeter Automobile Receivables Trust Series 2023-1A Class E†	12.07%	9/16/2030	4,450,000	4,826,988
Exeter Automobile Receivables Trust Series 2023-4A Class D	6.95%	12/17/2029	3,853,890	3,900,392
Exeter Automobile Receivables Trust Series 2024-2A Class C	5.74%	5/15/2029	3,908,763	3,922,806
Exeter Automobile Receivables Trust Series 2024-4A Class C	5.48%	8/15/2030	3,905,000	3,924,715

280	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Exeter Automobile Receivables Trust Series 2024-5A Class C	4.64%		1/15/2030	$5,860,000	$5,862,398
Exeter Automobile Receivables Trust Series 2025-3A Class B	4.86%		2/15/2030	4,270,000	4,280,567
Exeter Automobile Receivables Trust Series 2026-4A Class B	4.87%		6/16/2031	4,025,000	4,024,415
Ford Credit Auto Owner Trust Series 2023-2 Class A†	5.28%		2/15/2036	5,320,000	5,380,398
Ford Credit Auto Owner Trust Series 2023-C Class A4	5.49%		5/15/2029	3,000,000	3,027,373
Ford Credit Auto Owner Trust Series 2026-2 Class A†	4.86%	(a)	2/15/2039	7,740,000	7,721,156
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1†	5.29%		4/15/2029	18,100,000	18,204,448
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%		6/17/2030	2,099,387	2,110,241
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%		10/20/2027	2,281,686	2,282,038
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class B	6.16%		4/16/2029	3,790,000	3,837,775
GM Financial Revolving Receivables Trust Series 2022-1 Class A†	5.91%		10/11/2035	7,790,000	7,917,384
Hertz Vehicle Financing III LP Series 2021-2A Class A†	1.68%		12/27/2027	4,044,000	4,022,646
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%		8/15/2028	4,758,522	4,777,880
Huntington Auto Trust Series 2024-1A Class A3†	5.23%		1/16/2029	4,166,398	4,184,419
Hyundai Auto Lease Securitization Trust Series 2025-B Class B†	4.94%		8/15/2029	4,175,000	4,189,083
LAD Select Auto Receivables Trust Series 2026-A Class B†	5.00%		11/15/2032	2,710,000	2,706,524
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%		3/15/2028	9,040,000	9,064,083
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%		3/15/2028	851,582	853,980
OneMain Direct Auto Receivables Trust Series 2023-1A Class A†	5.41%		11/14/2029	3,481,597	3,496,367
Santander Drive Auto Receivables Trust Series 2024-1 Class C	5.45%		3/15/2030	7,800,000	7,837,978
Santander Drive Auto Receivables Trust Series 2024-2 Class C	5.84%		6/17/2030	5,741,000	5,795,169
Santander Drive Auto Receivables Trust Series 2025-2 Class B	4.87%		5/15/2031	5,755,000	5,774,628

See Notes to Schedule of Investments.	281

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Automobiles (continued)
Santander Drive Auto Receivables Trust Series 2025-4 Class C	4.52%		1/15/2032	$11,795,000	$11,707,969
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%		2/22/2028	3,982,018	3,989,952
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%		8/15/2028	85,634	85,678
Westlake Automobile Receivables Trust Series 2023-1A Class D†	6.79%		11/15/2028	2,860,000	2,881,886
Westlake Automobile Receivables Trust Series 2024-2A Class C†	5.68%		3/15/2030	8,735,000	8,791,177
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%		6/15/2029	8,055,000	8,044,351
World Omni Auto Receivables Trust Series 2024-B Class A3	5.27%		9/17/2029	8,047,680	8,085,462
World Omni Automobile Lease Securitization Trust Series 2025-A Class B	4.68%		5/15/2030	8,110,000	8,118,579
World Omni Select Auto Trust Series 2024-A Class A3	4.98%		2/15/2030	2,586,384	2,591,073
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%		5/15/2030	2,868,252	2,864,787
Total					267,073,753

Credit Card 0.85%
First National Master Note Trust Series 2024-1 Class A	5.34%		5/15/2030	6,740,000	6,786,838
First National Master Note Trust Series 2025-1 Class A	4.85%		2/15/2030	4,770,000	4,787,405
Synchrony Card Issuance Trust Series 2026-A2 Class A	4.69%		7/15/2032	6,270,000	6,255,800
WF Card Issuance Trust Series 2024-A1 Class A	4.94%		2/15/2029	4,745,000	4,762,186
World Financial Network Credit Card Master Note Trust Series 2024-B Class A	4.62%		5/15/2031	7,895,000	7,902,567
Total					30,494,796

Other 8.08%
ACREC LLC Series 2026-FL5 Class A†	4.997% (1 mo. USD Term SOFR + 1.35%)	#	7/18/2043	3,920,000	3,923,665
Affirm Master Trust Series 2025-3A Class A†	4.45%		10/16/2034	5,670,000	5,622,755
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	6,275,000	6,234,182
AMMC CLO 23 Ltd. Series 2020-23A Class BR3†	5.50% (3 mo. USD Term SOFR + 1.75%)	#	7/17/2038	8,000,000	8,042,376

282	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL1 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	9/20/2043	$3,970,000	$3,983,738
Arbor Realty Commercial Real Estate Notes LLC Series 2026-FL2 Class A†	5.153% (1 mo. USD Term SOFR + 1.50%)	#	4/20/2044	370,000	370,579
ARES Loan Funding V Ltd. Series 2024-ALF5A Class A1R†	5.03% (3 mo. USD Term SOFR + 1.22%)	#	7/25/2037	9,050,000	9,057,439
Avant Loans Funding Trust Series 2024-REV1 Class A†	5.92%		10/15/2033	7,100,000	7,108,687
Ballyrock CLO 22 Ltd. Series 2024-22A Class A2R†	5.125% (3 mo. USD Term SOFR + 1.50%)	#	7/15/2039	6,020,000	6,039,360
Barings CLO Ltd. Series 2024-2AR Class A2R†(b)	–	(c)	7/15/2037	3,310,000	3,310,828
Barrow Hanley CLO III Ltd. Series 2024-3A Class AR†	4.999% (3 mo. USD Term SOFR + 1.27%)	#	4/20/2038	6,900,000	6,903,857
BlueMountain CLO XXIX Ltd. Series 2020-29A Class BR2†	5.36% (3 mo. USD Term SOFR + 1.55%)	#	7/25/2034	8,500,000	8,508,730
BSPDF Issuer LLC Series 2026-FL3 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	9/18/2043	3,360,000	3,368,401
BSPDF Issuer LLC Series 2026-FL4 Class A†	5.089% (1 mo. USD Term SOFR + 1.45%)	#	11/18/2043	5,560,000	5,571,398
BSPDF Issuer LLC Series 2026-FL5 Class A†	5.10% (1 mo. USD Term SOFR + 1.30%)	#	2/18/2044	2,250,000	2,251,902
BSPRT Issuer LLC Series 2025-FL12 Class A†	5.025% (1 mo. USD Term SOFR + 1.39%)	#	1/17/2043	3,900,000	3,909,875
Cajun Global LLC Series 2025-2A Class A2†	5.912%		11/20/2055	3,050,000	3,032,460
Cherry Securitization Trust Series 2025-1A Class A†	6.13%		11/15/2032	5,285,000	5,319,986
DLLAD LLC Series 2023-1A Class A4†	4.80%		6/20/2030	10,535,000	10,559,885
Driven Brands Funding LLC Series 2025-1A Class A2†	5.296%		10/20/2055	3,076,750	2,981,246
FCR Issuer LLC Series 2026-FL1 Class A†	5.244% (1 mo. USD Term SOFR + 1.50%)	#	8/19/2043	4,000,000	4,003,395
GreenSky Home Improvement Issuer Trust Series 2026-REV1 Class A†	4.93%		5/15/2041	7,805,000	7,781,761
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	3,047,998	3,024,846
Lendmark Funding Trust Series 2021-1A Class A†	1.90%		11/20/2031	5,467,384	5,395,792
MF1 LLC Series 2026-FL22 Class A†	5.039% (1 mo. USD Term SOFR + 1.40%)	#	11/18/2043	9,080,000	9,106,956

See Notes to Schedule of Investments.	283

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Mountain Point CLO 2 Ltd. Series 2026-2A Class A1†(b)	–	(c)	10/23/2039	$11,240,000	$11,242,866
Neuberger Berman Loan Advisers CLO 34 Ltd. Series 2019-34A Class A1R2†	5.029% (3 mo. USD Term SOFR + 1.30%)	#	7/20/2039	8,390,000	8,410,438
Neuberger Berman Loan Advisers CLO 54 Ltd. Series 2024-54A Class AR†	4.952% (3 mo. USD Term SOFR + 1.20%)	#	4/23/2038	9,000,000	9,031,617
OCP CLO Ltd. Series 2024-33A Class A2R†	5.097% (3 mo. USD Term SOFR + 1.40%)	#	7/20/2039	5,340,000	5,342,296
OHA Loan Funding Ltd. Series LF16-1A Class A2R3†	5.124% (3 mo. USD Term SOFR + 1.41%)	#	8/28/2039	3,370,000	3,370,859
Orion CLO Ltd. Series 2026-7A Class A1†	4.906% (3 mo. USD Term SOFR + 1.15%)	#	4/20/2039	8,300,000	8,303,785
Palmer Square CLO Ltd. Series 2026-3A Class A†(b)	–	(c)	10/20/2038	9,910,000	9,912,527
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	8,050,000	8,124,443
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	375,077	375,180
PFP Ltd. Series 2026-13 Class A†	5.139% (1 mo. USD Term SOFR + 1.50%)	#	8/18/2043	5,830,000	5,861,672
PFP Ltd. Series 2026-14 Class A†	4.959% (1 mo. USD Term SOFR + 1.32%)	#	12/18/2043	5,580,000	5,585,301
Post Road Equipment Finance LLC Series 2026-1A Class A2†	4.47%		1/18/2033	12,215,000	12,171,847
Regatta XXVIII Funding Ltd. Series 2024-2A Class A2R†	5.045% (3 mo. USD Term SOFR + 1.40%)	#	7/25/2039	2,570,000	2,571,103
Romark CLO - IV Ltd. Series 2021-4A Class A2AR†	5.398% (3 mo. USD Term SOFR + 1.65%)	#	7/10/2034	1,000,000	1,002,123
RR 47 Ltd. Series 2026-47A Class A1AR†	4.961% (3 mo. USD Term SOFR + 1.25%)	#	10/15/2041	6,880,000	6,881,754
SEB Funding LLC Series 2026-1A Class A2†	6.665%		1/30/2056	7,180,000	7,093,370
T-Mobile U.S. Trust Series 2024-2A Class A†	4.25%		5/21/2029	6,895,000	6,895,092
T-Mobile U.S. Trust Series 2026-2A Class A†	4.74%		3/20/2031	7,140,000	7,149,993
U.S. Bank C&I Credit-Linked Notes Series 2025-SUP2 Class B1†	4.818%		9/25/2032	2,215,467	2,172,985
Verdant Receivables LLC Series 2025-1A Class A3†	4.96%		5/12/2033	6,161,000	6,171,534
Verizon Master Trust Series 2024-3 Class A1A	5.34%		4/22/2030	9,824,000	9,888,483

284	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Other (continued)
Verizon Master Trust Series 2024-6 Class A1A	4.17%		8/20/2030	$6,376,000	$6,360,405
Verizon Master Trust Series 2025-3 Class A1A	4.51%		3/20/2030	3,421,000	3,425,980
Voya CLO Ltd. Series 2024-4A Class A2R†	5.122% (3 mo. USD Term SOFR + 1.43%)	#	7/20/2039	3,590,000	3,591,770
Warwick Capital CLO 5 Ltd. Series 2024-5A Class A2†	5.329% (3 mo. USD Term SOFR + 1.60%)	#	1/20/2038	3,550,000	3,551,338
Total					289,902,860
Total Asset-Backed Securities (cost $588,242,344)					587,471,409

CORPORATE BONDS 41.50%

Aerospace/Defense 0.67%
ATI, Inc.	5.875%		6/15/2033	1,314,000	1,326,736
ATI, Inc.	7.25%		8/15/2030	3,331,000	3,455,771
Hexcel Corp.	5.875%		2/26/2035	3,528,000	3,556,649
Howmet Aerospace, Inc.	3.75%		3/3/2028	4,075,000	4,022,474
Northrop Grumman Corp.	3.25%		1/15/2028	7,706,000	7,570,303
TransDigm, Inc.†	6.75%		1/31/2034	3,906,000	3,970,254
Total					23,902,187

Agriculture 0.44%
Altria Group, Inc.	4.875%		2/4/2028	10,253,000	10,286,159
Imperial Brands Finance PLC (United Kingdom)†(d)	5.875%		7/1/2034	5,261,000	5,335,281
Total					15,621,440

Airlines 0.10%
United Airlines Holdings, Inc.	4.875%		3/1/2029	3,691,000	3,646,030

Auto Manufacturers 1.01%
Ford Motor Co.	9.625%		4/22/2030	4,800,000	5,400,231
Ford Motor Credit Co. LLC	5.303%		9/6/2029	1,761,000	1,755,992
Ford Motor Credit Co. LLC	7.20%		6/10/2030	4,809,000	5,041,703
Hyundai Capital America†	4.90%		6/23/2028	7,616,000	7,616,900
JB Poindexter & Co., Inc.†	8.75%		12/15/2031	5,620,000	5,808,293
Nissan Motor Acceptance Co. LLC†	7.05%		9/15/2028	5,256,000	5,369,904
Stellantis Financial Services U.S. Corp.†	5.40%		6/15/2029	2,281,000	2,253,714
Toyota Motor Credit Corp.	4.55%		9/20/2027	2,894,000	2,898,568
Total					36,145,305

Auto Parts & Equipment 0.21%
Clarios Global LP/Clarios U.S. Finance Co.†	6.75%		9/15/2032	3,578,000	3,647,252
ZF North America Capital, Inc.†	6.75%		4/23/2030	3,692,000	3,723,194
Total					7,370,446

See Notes to Schedule of Investments.	285

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks 7.50%
ABN AMRO Bank NV (Netherlands)†(d)	3.324% (5 yr. CMT + 1.90%)	#	3/13/2037	$5,400,000	$4,800,123
Banco de Credito del Peru SA (Peru)†(d)	5.65% (5 yr. CMT + 1.96%)	#	1/15/2037	5,418,000	5,397,682
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	17,835,000	17,015,494
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	10,476,000	10,386,553
Bank of America Corp.	3.97% (3 mo. USD Term SOFR + 1.33%)	#	3/5/2029	5,597,000	5,531,855
Cassa Depositi e Prestiti SpA (Italy)(d)	4.375%		10/1/2030	9,297,000	9,088,872
Citigroup, Inc.	3.98% (3 mo. USD Term SOFR + 1.60%)	#	3/20/2030	13,725,000	13,407,154
Citizens Financial Group, Inc.	5.718% (SOFR + 1.91%)	#	7/23/2032	11,157,000	11,297,519
First Citizens BancShares, Inc.	5.60% (5 yr. CMT + 1.85%)	#	9/5/2035	7,467,000	7,273,737
Goldman Sachs Group, Inc.	2.383% (SOFR + 1.25%)	#	7/21/2032	15,596,000	13,616,499
Goldman Sachs Group, Inc.	4.153% (SOFR + 0.90%)	#	10/21/2029	6,178,000	6,081,092
Goldman Sachs Group, Inc.	5.094% (SOFR + 1.34%)	#	4/20/2034	4,044,000	3,946,192
JPMorgan Chase & Co.	2.069% (SOFR + 1.02%)	#	6/1/2029	5,163,000	4,931,737
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	9,410,000	9,345,850
JPMorgan Chase & Co.	5.148% (SOFR + 1.26%)	#	4/23/2037	3,597,000	3,480,946
JPMorgan Chase & Co.	5.193% (SOFR + 1.30%)	#	2/5/2037	9,181,000	8,811,610
JPMorgan Chase & Co.	5.294% (SOFR + 1.46%)	#	7/22/2035	6,535,000	6,466,077
JPMorgan Chase & Co.	5.576% (SOFR + 1.64%)	#	7/23/2036	4,289,000	4,270,153
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 mo. USD Term SOFR + 1.99%)	#	3/27/2029	9,640,000	9,609,998
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	6,778,000	5,880,805
Morgan Stanley	4.431% (3 mo. USD Term SOFR + 1.89%)	#	1/23/2030	15,460,000	15,271,974
Morgan Stanley	5.25% (SOFR + 1.87%)	#	4/21/2034	2,479,000	2,449,251

286	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Banks (continued)
Morgan Stanley	5.296% (SOFR + 1.41%)	#	4/10/2037	$3,639,000	$3,521,038
Morgan Stanley	5.297% (SOFR + 2.62%)	#	4/20/2037	4,900,000	4,802,962
Morgan Stanley	5.32% (SOFR + 1.56%)	#	7/19/2035	7,000,000	6,895,717
Morgan Stanley	5.424% (SOFR + 1.88%)	#	7/21/2034	5,095,000	5,072,592
Morgan Stanley	5.605% (SOFR + 1.43%)	#	7/17/2037	2,304,000	2,282,033
PNC Financial Services Group, Inc.	5.676% (SOFR + 1.90%)	#	1/22/2035	6,982,000	7,058,682
U.S. Bancorp	4.839% (SOFR + 1.60%)	#	2/1/2034	7,299,000	7,077,744
UBS Group AG (Switzerland)†(d)	4.988% (1 yr. CMT + 2.40%)	#	8/5/2033	5,333,000	5,230,441
UBS Group AG (Switzerland)†(d)	6.327% (1 yr. CMT + 1.60%)	#	12/22/2027	2,685,000	2,698,782
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	20,155,000	19,827,929
Wells Fargo & Co.	3.35% (SOFR + 1.50%)	#	3/2/2033	7,066,000	6,415,428
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	10,914,000	10,837,834
Westpac Banking Corp. (Australia)(d)	3.371%		6/7/2027	9,038,000	8,974,377
Total					269,056,732

Beverages 0.11%
Bacardi Ltd./Bacardi-Martini BV†	5.40%		6/15/2033	3,849,000	3,771,338

Biotechnology 0.46%
Amgen, Inc.	5.15%		3/2/2028	12,176,000	12,253,283
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050	7,332,000	4,270,366
Total					16,523,649

Building Materials 0.19%
EMRLD Borrower LP/Emerald Co-Issuer, Inc.†	6.75%		7/15/2031	3,504,000	3,613,357
Smyrna Ready Mix Concrete LLC†	6.00%		11/1/2028	3,346,000	3,349,421
Total					6,962,778

Chemicals 0.26%
Celanese U.S. Holdings LLC	7.00%		2/15/2031	5,645,000	5,805,482
Rain Carbon, Inc.†(e)	12.25%		9/1/2029	3,350,000	3,564,681
Total					9,370,163

See Notes to Schedule of Investments.	287

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Coal 0.10%
SunCoke Energy, Inc.†	4.875%	6/30/2029	$3,791,000	$3,666,630

Commercial Services 0.66%
Allied Universal Holdco LLC†	7.875%	2/15/2031	3,427,000	3,565,883
Carrix, Inc.†	6.125%	8/1/2033	5,303,000	5,311,720
CompoSecure Holdings LLC†	5.625%	2/1/2033	2,297,000	2,226,643
EquipmentShare.com, Inc.†	9.00%	5/15/2028	3,332,000	3,406,170
Global Payments, Inc.	2.90%	11/15/2031	6,512,000	5,696,613
Herc Holdings, Inc.†(e)	7.25%	6/15/2033	3,231,000	3,344,134
Total				23,551,163

Computers 0.14%
Gartner, Inc.†	4.50%	7/1/2028	5,011,000	4,933,276

Cosmetics/Personal Care 0.14%
Opal Bidco SAS (France)†(d)	6.50%	3/31/2032	5,151,000	5,202,948

Diversified Financial Services 2.31%
Aircastle Ltd.†	2.85%	1/26/2028	6,919,000	6,727,082
Aircastle Ltd.†	6.50%	7/18/2028	5,000,000	5,132,075
Atlas Warehouse Lending Co. LP†	4.95%	11/15/2030	4,471,000	4,370,293
Aviation Capital Group LLC†	4.875%	1/28/2033	2,364,000	2,263,811
Aviation Capital Group LLC†	6.375%	7/15/2030	7,653,000	7,933,662
Avilease Capital Ltd. (Cayman Islands)†(d)	5.50%	6/30/2031	5,408,000	5,382,879
Avolon Holdings Funding Ltd. (Ireland)†(d)	5.375%	5/30/2030	5,464,000	5,477,482
Avolon Holdings Funding Ltd. (Ireland)†(d)	6.375%	5/4/2028	2,776,000	2,836,556
Citadel Securities Global Holdings LLC†	6.20%	6/18/2035	9,401,000	9,449,699
Freedom Mortgage Holdings LLC†	8.00%	2/1/2032	3,611,000	3,570,765
LPL Holdings, Inc.†	4.00%	3/15/2029	8,718,000	8,460,902
LPL Holdings, Inc.	5.75%	6/15/2035	4,272,000	4,207,271
Muthoot Finance Ltd. (India)(d)	6.375%	4/23/2029	5,400,000	5,401,401
Navient Corp.	9.375%	7/25/2030	1,552,000	1,632,662
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	4,745,000	4,738,758
OneMain Finance Corp.	7.50%	5/15/2031	5,268,000	5,412,649
Total				82,997,947

Electric 4.39%
AES Corp.†	3.95%	7/15/2030	7,000,000	6,657,183
Capital Power U.S. Holdings, Inc.†	6.189%	6/1/2035	6,961,000	7,056,014
Chpe LLC†	5.10%	6/30/2033	5,454,000	5,350,716
Chpe LLC†	5.35%	6/30/2036	4,290,000	4,172,977
Comision Federal de Electricidad (Mexico)†(d)	6.045%	1/28/2034	1,971,000	1,921,232

288	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Electric (continued)
Comision Federal de Electricidad (Mexico)(d)	6.45%		1/24/2035	$3,671,000	$3,649,409
Constellation Energy Generation LLC	5.00%		2/1/2031	8,504,000	8,427,006
COX Asset Mexico SA de CV (Mexico)†(d)	7.75%		5/8/2036	3,548,000	3,577,803
Electricite de France SA (France)(d)	4.50%		12/4/2069	4,800,000	3,264,333
ENEL Finance International NV (Netherlands)†(d)	5.125%		6/26/2029	4,918,000	4,950,144
Entergy Louisiana LLC	4.90%		4/15/2036	1,868,000	1,777,365
Entergy Louisiana LLC	5.15%		9/15/2034	6,455,000	6,360,839
FirstEnergy Transmission LLC	5.00%		1/15/2035	2,600,000	2,513,710
Florida Power & Light Co.	5.60%		2/15/2066	3,855,000	3,520,519
Florida Power & Light Co.	5.80%		3/15/2065	2,308,000	2,176,906
Indiana Michigan Power Co.	5.60%		3/15/2056	1,673,000	1,557,667
Indianapolis Power & Light Co.†	5.65%		12/1/2032	5,745,000	5,870,296
ITC Holdings Corp.†	5.50%		4/15/2036	3,565,000	3,512,451
Jersey Central Power & Light Co.	5.10%		1/15/2035	2,005,000	1,961,825
Narragansett Electric Co.†	5.35%		5/1/2034	5,383,000	5,333,105
NRG Energy, Inc.†	4.45%		6/15/2029	3,410,000	3,338,621
NRG Energy, Inc.†	5.407%		10/15/2035	4,191,000	4,005,169
NRG Energy, Inc.†	6.00%		2/1/2033	3,701,000	3,685,781
Pacific Gas & Electric Co.	5.20%		5/1/2036	3,049,000	2,877,853
Pacific Gas & Electric Co.	5.80%		5/15/2034	8,904,000	8,918,523
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(d)	4.125%		5/15/2027	7,717,000	7,686,843
PG&E Corp.	6.85% (5 yr. CMT + 3.23%)	#	9/15/2056	1,951,000	1,912,894
PSEG Power LLC†	5.75%		5/15/2035	5,523,000	5,512,160
Talen Energy Supply LLC†	6.25%		2/1/2034	4,338,000	4,261,736
Virginia Electric & Power Co.	4.95%		3/15/2036	1,884,000	1,792,948
Virginia Electric & Power Co.	5.05%		8/15/2034	10,375,000	10,127,524
Vistra Operations Co. LLC†	5.70%		12/30/2034	13,060,000	12,888,382
Vistra Operations Co. LLC†	7.75%		10/15/2031	3,381,000	3,522,775
VoltaGrid LLC†	7.375%		11/1/2030	3,491,000	3,514,554
Total					157,657,263

Electronics 0.71%
Flex Ltd.	5.25%		1/15/2032	2,235,000	2,187,459
Flex Ltd.	5.375%		11/13/2035	3,614,000	3,419,620
nVent Finance SARL (Luxembourg)(d)	4.55%		4/15/2028	13,974,000	13,902,687
Vontier Corp.	2.95%		4/1/2031	6,599,000	5,970,777
Total					25,480,543

See Notes to Schedule of Investments.	289

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Engineering & Construction 0.36%
MasTec, Inc.†	4.50%	8/15/2028	$7,539,000	$7,451,315
Weekley Homes LLC/Weekley Finance Corp.†	4.875%	9/15/2028	5,381,000	5,311,573
Total				12,762,888

Entertainment 0.27%
Flutter Treasury DAC (Ireland)†(d)(e)	5.875%	6/4/2031	6,007,000	5,907,206
Pioneer Opco LLC†	7.00%	5/15/2033	3,538,000	3,603,974
Total				9,511,180

Equity Real Estate 0.20%
Kennedy-Wilson, Inc.†	7.00%	6/1/2031	7,107,000	7,276,921

Food 0.40%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(d)	5.50%	1/15/2036	5,515,000	5,373,132
Pilgrim’s Pride Corp.	3.50%	3/1/2032	4,910,000	4,448,555
Smithfield Foods, Inc.†	2.625%	9/13/2031	5,214,000	4,588,542
Total				14,410,229

Gas 0.63%
CenterPoint Energy Resources Corp.	4.40%	7/1/2032	7,179,000	6,900,703
National Fuel Gas Co.	5.50%	5/15/2036	2,948,000	2,867,975
National Fuel Gas Co.	5.95%	3/15/2035	7,020,000	7,140,064
NiSource, Inc.	5.30%	5/18/2036	1,318,000	1,284,158
Piedmont Natural Gas Co., Inc.	3.50%	6/1/2029	4,673,000	4,516,605
Total				22,709,505

Health Care-Products 0.91%
180 Medical, Inc.†	5.30%	10/8/2035	6,029,000	5,803,471
Baxter International, Inc.(e)	2.539%	2/1/2032	11,870,000	10,204,577
Baxter International, Inc.	5.65%	12/15/2035	8,140,000	7,949,236
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%	4/1/2029	3,234,000	3,289,690
VSP Optical Group, Inc.†	5.40%	6/1/2033	1,821,000	1,802,842
VSP Optical Group, Inc.†	5.45%	12/1/2035	3,757,000	3,672,133
Total				32,721,949

Health Care-Services 1.21%
Centene Corp.	2.45%	7/15/2028	8,616,000	8,211,994
CommonSpirit Health	5.318%	12/1/2034	3,531,000	3,473,025
Fresenius Medical Care U.S. Finance III, Inc.†	2.375%	2/16/2031	6,487,000	5,710,818
Icon Investments Six DAC (Ireland)†(d)	5.995%	8/13/2036	3,361,000	3,352,323
Icon Investments Six DAC (Ireland)(d)	6.00%	5/8/2034	5,739,000	5,798,624
Molina Healthcare, Inc.†	4.375%	6/15/2028	3,393,000	3,348,311

290	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Health Care-Services (continued)
UnitedHealth Group, Inc.	3.45%		1/15/2027	$3,938,000	$3,928,104
Universal Health Services, Inc.	2.65%		10/15/2030	7,940,000	7,131,967
Universal Health Services, Inc.	5.50%		9/1/2031	2,380,000	2,379,968
Total					43,335,134

Home Furnishings 0.16%
Whirlpool Corp.	6.125%		6/15/2030	5,961,000	5,605,587

Insurance 1.06%
Arch Capital Group Ltd.	5.95%		6/15/2056	2,291,000	2,223,795
Brighthouse Financial Global Funding†	5.65%		6/10/2029	6,880,000	6,917,983
Brown & Brown, Inc.	2.375%		3/15/2031	8,083,000	7,127,754
CNO Global Funding†	5.875%		6/4/2027	6,107,000	6,162,808
Jackson National Life Global Funding†	4.60%		10/1/2029	6,031,000	5,941,475
Jones Deslauriers Insurance Management, Inc. (Canada)†(d)	8.50%		3/15/2030	3,380,000	3,485,145
New York Life Global Funding†	4.55%		1/28/2033	6,595,000	6,344,738
Total					38,203,698

Internet 1.77%
Alphabet, Inc.	5.45%		8/15/2036	5,237,000	5,197,699
Alphabet, Inc.	6.375%		8/15/2056	3,042,000	3,062,960
Amazon.com, Inc.	5.80%		3/13/2056	7,277,000	6,716,950
Beignet Investor LLC†	6.581%		5/30/2049	17,820,000	17,081,838
Prosus NV (Netherlands)(d)	4.027%		8/3/2050	5,100,000	3,493,979
Tencent Holdings Ltd. (China)†(d)	5.00%		6/16/2036	4,680,000	4,569,981
Uber Technologies, Inc.†	4.50%		8/15/2029	14,787,000	14,585,849
Weibo Corp. (China)(d)(e)	3.375%		7/8/2030	9,398,000	8,755,554
Total					63,464,810

Investment Companies 0.10%
HA Sustainable Infrastructure Capital, Inc.†	5.95%		7/15/2033	2,022,000	1,999,132
HA Sustainable Infrastructure Capital, Inc.	6.375%		7/1/2034	1,678,000	1,690,589
Total					3,689,721

Iron-Steel 0.18%
Commercial Metals Co.†	5.75%		11/15/2033	3,874,000	3,815,231
Vale Overseas Ltd. (Brazil)†(d)	6.00% (5 yr. CMT + 2.43%)	#	2/25/2056	2,578,000	2,556,474
Total					6,371,705

See Notes to Schedule of Investments.	291

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Leisure Time 0.41%
Carnival Corp. Ltd.†(e)	6.125%	2/15/2033	$5,637,000	$5,653,956
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027	4,069,000	4,074,047
Royal Caribbean Cruises Ltd.†	6.00%	2/1/2033	5,056,000	5,087,899
Total				14,815,902

Lodging 0.41%
Hilton Domestic Operating Co., Inc.†	5.50%	3/31/2034	5,541,000	5,457,497
MGM China Holdings Ltd. (Macau)(d)	4.75%	2/1/2027	3,760,000	3,754,812
Wynn Macau Ltd. (Macau)†(d)	6.75%	2/15/2034	5,512,000	5,461,717
Total				14,674,026

Machinery: Construction & Mining 0.10%
Solaris Energy Infrastructure LLC†	6.375%	5/15/2031	3,572,000	3,547,605

Machinery-Diversified 0.39%
Flowserve Corp.	2.80%	1/15/2032	5,066,000	4,451,447
Flowserve Corp.	5.70%	5/15/2036	4,057,000	4,002,862
Regal Rexnord Corp.	6.40%	4/15/2033	5,250,000	5,454,967
Total				13,909,276

Media 1.26%
CCO Holdings LLC/CCO Holdings Capital Corp.†(e)	4.75%	2/1/2032	3,975,000	3,564,351
Cox Communications, Inc.†	1.80%	10/1/2030	4,770,000	4,079,068
Cox Communications, Inc.†	2.60%	6/15/2031	3,101,000	2,677,615
Directv Financing LLC†	8.875%	2/1/2030	3,986,000	4,082,841
Discovery Global Holdings, Inc.	5.05%	3/15/2042	5,028,000	3,668,328
Paramount Global	3.375%	2/15/2028	6,766,000	6,617,958
Space Exploration Technologies Corp.†	5.35%	7/15/2031	6,174,000	6,037,045
Space Exploration Technologies Corp.†	5.65%	7/15/2033	5,798,000	5,596,584
Space Exploration Technologies Corp.†	5.875%	7/15/2036	5,746,000	5,418,000
Univision Communications, Inc.†	8.50%	7/31/2031	3,535,000	3,565,214
Total				45,307,004

Mining 0.86%
Corp. Nacional del Cobre de Chile (Chile)†(d)	6.33%	1/13/2035	6,719,000	6,926,617
Freeport Indonesia PT (Indonesia)(d)	6.20%	4/14/2052	3,515,000	3,332,580
Glencore Funding LLC†	5.371%	4/4/2029	5,934,000	6,000,640
Glencore Funding LLC†	6.375%	10/6/2030	3,016,000	3,147,249
Ivanhoe Mines Ltd. (Canada)†(d)	7.875%	1/23/2030	3,511,000	3,540,837
Navoi Mining & Metallurgical Co. (Uzbekistan)†(d)	6.75%	5/14/2030	4,255,000	4,393,779
Novelis Corp.†	6.875%	1/30/2030	3,483,000	3,580,454
Total				30,922,156

292	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Miscellaneous Manufacturing 0.21%
LSB Industries, Inc.†	6.25%		10/15/2028	$3,787,000	$3,781,789
Parker-Hannifin Corp.	4.25%		9/15/2027	3,877,000	3,870,536
Total					7,652,325

Oil & Gas 1.90%
Antero Resources Corp.†	5.375%		3/1/2030	7,670,000	7,672,092
Caturus Energy LLC†	8.50%		2/15/2030	5,398,000	5,636,009
Continental Resources, Inc.†	5.75%		1/15/2031	6,850,000	6,939,561
Crescent Energy Finance LLC†	7.375%		1/15/2033	3,477,000	3,552,795
EQT Corp.	7.00%		2/1/2030	3,309,000	3,499,363
Expand Energy Corp.	5.375%		3/15/2030	1,993,000	2,000,594
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.375%		11/1/2033	3,447,000	3,657,167
Nabors Industries, Inc.†(e)	8.875%		8/15/2031	3,628,000	3,797,892
OGX Austria GmbH (Brazil)†(d)(f)	8.50%		6/1/2018	1,730,000	35
Permian Resources Operating LLC†	7.00%		1/15/2032	5,080,000	5,250,769
Petroleos Mexicanos (Mexico)(d)	6.70%		2/16/2032	9,219,000	9,273,245
SM Energy Co.†	6.75%		8/1/2029	3,539,000	3,621,094
Transocean International Ltd.†	7.875%		10/15/2032	3,795,000	3,986,758
Viper Energy Partners LLC	5.70%		8/1/2035	3,701,000	3,690,144
Wildfire Intermediate Holdings LLC†	7.50%		10/15/2029	5,223,000	5,415,604
Total					67,993,122

Oil & Gas Services 0.21%
Kodiak Gas Services LLC†	6.50%		10/1/2033	3,699,000	3,736,127
WBI Operating LLC†	6.25%		10/15/2030	3,881,000	3,903,172
Total					7,639,299

Packaging & Containers 0.10%
Clydesdale Acquisition Holdings, Inc.†	6.75%		4/15/2032	3,575,000	3,493,476

Pharmaceuticals 1.15%
AbbVie, Inc.	4.80%		3/15/2027	6,764,000	6,780,347
Bayer Corp.†	6.65%		2/15/2028	3,872,000	3,968,693
Bayer U.S. Finance LLC†	5.375%		7/20/2033	2,182,000	2,156,209
Bayer U.S. Finance LLC†	6.375%		11/21/2030	10,643,000	11,082,236
Bayer U.S. Finance LLC†	6.50%		11/21/2033	2,444,000	2,566,913
CVS Health Corp.	7.00% (5 yr. CMT + 2.89%)	#	3/10/2055	3,662,000	3,782,419
EMD Finance LLC†	4.125%		8/15/2028	1,963,000	1,941,489
Pfizer Investment Enterprises Pte. Ltd. (Singapore)(d)	4.45%		5/19/2028	6,798,000	6,783,360
Teva Pharmaceutical Finance Netherlands III BV (Netherlands)(d)	3.15%		10/1/2026	2,186,000	2,183,061
Total					41,244,727

See Notes to Schedule of Investments.	293

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
Pipelines 2.09%
Colonial Enterprises, Inc.†	5.627%		11/15/2035	$5,696,000	$5,582,493
Columbia Pipelines Holding Co. LLC†	4.999%		11/17/2032	8,967,000	8,733,306
Columbia Pipelines Holding Co. LLC†	5.097%		10/1/2031	2,622,000	2,595,995
DT Midstream, Inc.†	4.125%		6/15/2029	7,288,000	7,120,314
Eastern Energy Gas Holdings LLC	5.65%		10/15/2054	2,814,000	2,569,987
Eastern Energy Gas Holdings LLC	5.80%		1/15/2035	4,957,000	5,034,713
Enbridge, Inc. (Canada)(d)	8.50% (5 yr. CMT + 4.43%)	#	1/15/2084	7,804,000	8,806,580
Esentia Energy Development SAB de CV (Mexico)†(d)	6.50%		7/30/2038	6,645,000	6,455,618
Florida Gas Transmission Co. LLC†	5.75%		7/15/2035	7,555,000	7,612,037
Gulfstream Natural Gas System LLC†	5.60%		7/23/2035	7,107,000	7,048,405
NGPL PipeCo LLC†	5.60%		8/15/2036	3,129,000	3,047,229
QazaqGaz NC JSC (Kazakhstan)†(d)	5.625%		5/8/2036	3,606,000	3,536,069
Venture Global Plaquemines LNG LLC†	7.50%		5/1/2033	6,375,000	6,928,235
Total					75,070,981

REITS 1.30%
Brandywine Operating Partnership LP	4.55%		10/1/2029	3,922,000	3,703,945
Brixmor Operating Partnership LP	5.375%		6/15/2036	3,639,000	3,544,926
Crown Castle, Inc.	3.30%		7/1/2030	7,054,000	6,578,319
EPR Properties	4.95%		4/15/2028	3,475,000	3,469,808
Goodman U.S. Finance Seven LLC†	5.25%		4/28/2036	5,871,000	5,637,032
Iron Mountain Information Management Services, Inc.†	5.00%		7/15/2032	3,813,000	3,639,786
Millrose Properties, Inc.†	6.375%		8/1/2030	4,202,000	4,264,148
SBA Communications Corp.	4.875%		1/15/2030	5,801,000	5,753,152
VICI Properties LP/VICI Note Co., Inc.†	4.625%		12/1/2029	4,895,000	4,782,016
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	5,410,000	5,419,883
Total					46,793,015

Retail 0.19%
Advance Auto Parts, Inc.†	7.00%		8/1/2030	3,138,000	3,210,267
QXO Building Products, Inc.†	6.75%		4/30/2032	3,456,000	3,537,610
Total					6,747,877

Semiconductors 1.53%
Broadcom, Inc.	4.80%		2/15/2036	5,004,000	4,594,438
Foundry JV Holdco LLC†	5.50%		1/25/2031	5,842,000	5,894,548
Foundry JV Holdco LLC†	5.875%		1/25/2034	4,038,000	4,007,204
Foundry JV Holdco LLC†	5.90%		1/25/2033	2,218,000	2,255,062

294	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
Semiconductors (continued)
Foundry JV Holdco LLC†	6.15%	1/25/2032	$3,419,000	$3,525,771
Intel Corp.	4.10%	5/19/2046	3,904,000	2,874,517
Kioxia Holdings Corp. (Japan)†(d)	6.25%	7/24/2030	4,530,000	4,633,402
Kioxia Holdings Corp. (Japan)†(d)	6.625%	7/24/2033	6,396,000	6,610,565
Marvell Technology, Inc.	5.30%	4/15/2036	7,199,000	6,943,726
NVIDIA Corp.(e)	4.95%	6/15/2036	8,629,000	8,206,177
Skyworks Solutions, Inc.	5.75%	1/10/2032	5,457,000	5,419,213
Total				54,964,623

Software 0.53%
Oracle Corp.	5.375%	7/15/2040	4,241,000	3,531,898
Oracle Corp.	5.95%	9/26/2055	9,983,000	7,935,955
Oracle Corp.	6.55%	2/4/2046	5,339,000	4,773,186
Oracle Corp.	6.85%	2/4/2066	3,051,000	2,680,657
Total				18,921,696

Telecommunications 1.37%
Cipher Compute LLC†	7.125%	11/15/2030	3,786,000	3,837,654
Core Scientific Finance I LLC†	7.75%	5/15/2031	6,979,000	6,776,069
ELK Grove Village Property LLC†(e)	7.50%	6/15/2031	5,423,000	5,225,786
Level 3 Financing, Inc.†	8.50%	1/15/2036	7,050,519	7,378,481
NTT Finance Corp. (Japan)†(d)	5.11%	7/2/2029	3,697,000	3,704,736
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC†	5.70%	4/15/2036	9,113,000	8,251,111
Sopaipilla Investor LLC†	7.534%	11/30/2048	10,400,000	10,658,607
SV RNO Property Owner 1 LLC†	5.875%	3/1/2031	3,709,000	3,407,064
Total				49,239,508

Transportation 0.52%
GXO Logistics, Inc.	6.50%	5/6/2034	9,266,000	9,575,307
Rand Parent LLC†	8.50%	2/15/2030	3,274,000	3,379,665
Watco Cos. LLC/Watco Finance Corp.†	7.125%	8/1/2032	5,496,000	5,667,608
Total				18,622,580

Trucking & Leasing 0.13%
SMBC Aviation Capital Finance DAC (Ireland)†(d)	5.20%	7/23/2031	4,617,000	4,590,507

Water 0.19%
Nova Securitisation SARL (Luxembourg)†(d)	5.75%	2/3/2031	7,110,000	6,829,404
Total Corporate Bonds (cost $1,508,296,090)				1,488,902,274

See Notes to Schedule of Investments.	295

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FLOATING RATE LOANS(g) 1.77%

Aerospace & Defense 0.09%
TransDigm, Inc. 2026 Term Loan N	6.186% (1 mo. USD Term SOFR + 2.50%)	2/13/2033	$3,079,282	$3,091,784

Airlines 0.10%
American Airlines, Inc. 2025 Term Loan	5.979% (3 mo. USD Term SOFR + 2.25%)	4/20/2028	3,590,722	3,595,461

Diversified Financial Services 0.61%
Avolon TLB Borrower 1 U.S. LLC 2023 Term Loan B6	5.403% (1 mo. USD Term SOFR + 1.75%)	6/24/2030	10,235,111	10,272,520
Citadel Securities LP 2026 Term Loan B	5.661% (3 mo. USD Term SOFR + 2.00%)	6/10/2033	4,306,487	4,319,386
Hudson River Trading LLC 2026 Repriced Term Loan B	6.159% (1 mo. USD Term SOFR + 2.50%)	3/18/2030	7,228,182	7,225,760
Total				21,817,666

Electric 0.22%
NRG Energy, Inc. 2024 Term Loan	5.436% (1 mo. USD Term SOFR + 1.75%)	4/16/2031	8,080,073	8,089,689

Entertainment 0.21%
Flutter Financing BV 2024 Term Loan B (Netherlands)(d)	5.482% (3 mo. USD Term SOFR + 1.75%)	11/30/2030	7,775,642	7,641,201

Environmental Control 0.15%
Clean Harbors, Inc. 2025 Term Loan	5.186% (1 mo. USD Term SOFR + 1.50%)	10/8/2032	5,299,370	5,333,021

Media 0.15%
Charter Communications Operating LLC 2024 Term Loan B5	5.975% (3 mo. USD Term SOFR + 2.25%)	12/15/2031	5,428,223	5,348,021

Pipelines 0.16%
Colossus Acquireco LLC 2026 Term Loan B	5.37% (3 mo. USD Term SOFR + 1.75%)	1/31/2033	5,654,585	5,643,304

Retail 0.08%
Raising Cane’s Restaurants LLC 2026 Term Loan B	5.651% (1 mo. USD Term SOFR + 2.00%)	6/6/2033	3,017,000	3,001,915
Total Floating Rate Loans (cost $63,702,942)				63,562,062

296	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount‡	Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(d) 2.27%

Canada 0.16%
Province of Quebec	4.625%	6/3/2036	$5,865,000	$5,688,983

France 0.25%
Caisse d’Amortissement de la Dette Sociale	4.00%	2/12/2031	9,100,000	8,823,411

Hungary 0.25%
Hungary Government International Bonds	5.25%	6/16/2029	1,100,000	1,106,434
Hungary Government International Bonds	5.375%	9/26/2030	7,700,000	7,773,572
Total				8,880,006

Italy 0.18%
Republic of Italy Government International Bonds†	6.00%	7/14/2056	6,552,000	6,285,006

Japan 0.40%
Development Bank of Japan, Inc.†	4.375%	8/28/2029	5,586,000	5,553,799
Japan Finance Organization for Municipalities	4.125%	4/2/2031	9,122,000	8,894,205
Total				14,448,004

Mexico 0.39%
Eagle Funding Luxco SARL†	5.50%	8/17/2030	14,121,000	14,117,470

Panama 0.22%
Panama Government International Bonds	5.227%	2/23/2034	8,242,000	7,977,844

Romania 0.22%
Romania Government International Bonds†	5.75%	7/4/2036	2,640,000	2,488,438
Romania Government International Bonds†	6.625%	5/16/2036	5,534,000	5,544,930
Total				8,033,368

Uzbekistan 0.20%
Republic of Uzbekistan International Bonds	5.375%	2/20/2029	921,000	921,739
Republic of Uzbekistan International Bonds	7.85%	10/12/2028	5,892,000	6,194,605
Total				7,116,344
Total Foreign Government Obligations (cost $82,393,810)				81,370,436

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.01%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K140 Class A2	2.25%	1/25/2032	10,710,000	9,426,441
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K143 Class A2	2.35%	3/25/2032	11,190,000	9,868,884

See Notes to Schedule of Investments.	297

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K146 Class A2	2.92%		6/25/2032	$9,590,000	$8,682,180
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153 Class A2	3.82%	#(h)	12/25/2032	9,360,000	8,841,112
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154 Class A2	4.35%	#(h)	1/25/2033	5,170,000	5,022,060
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-161 Class A2	4.90%	#(h)	10/25/2033	5,520,000	5,511,851
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG07 Class A2	3.123%	#(h)	8/25/2032	13,216,000	12,109,382
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KG08 Class A2	4.134%	#(h)	5/25/2033	12,960,000	12,440,656
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $72,578,139)					71,902,566

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 26.17%
Federal Home Loan Mortgage Corp.	2.00%		9/1/2050	8,297,613	6,561,081
Federal Home Loan Mortgage Corp.	2.50%		4/1/2052	20,515,023	16,990,490
Federal Home Loan Mortgage Corp.	3.50%		1/1/2035 - 9/1/2051	21,078,256	19,005,064
Federal Home Loan Mortgage Corp.	5.00%		7/1/2052 - 11/1/2054	17,987,975	17,597,467
Federal Home Loan Mortgage Corp.	5.424% (30 day USD SOFR Average + 2.35%)	#	9/1/2055	6,540,312	6,576,409
Federal Home Loan Mortgage Corp.	5.50%		7/1/2054 - 10/1/2054	17,075,739	17,167,751
Federal Home Loan Mortgage Corp.	6.00%		12/1/2053 - 3/1/2056	32,916,055	33,568,658
Federal National Mortgage Association	2.50%		8/1/2050 - 3/1/2052	59,491,869	49,379,371
Federal National Mortgage Association	3.00%		4/1/2051	16,486,234	14,228,273
Federal National Mortgage Association	3.50%		9/1/2051 - 6/1/2052	11,732,980	10,524,247
Federal National Mortgage Association	4.00%		8/1/2052 - 12/1/2053	20,655,036	18,983,270
Federal National Mortgage Association	5.00%		7/1/2052 - 1/1/2053	18,062,846	17,696,262

298	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Association	5.461% (30 day USD SOFR Average + 2.31%)	#	10/1/2055	$23,494,542	$23,709,444
Federal National Mortgage Association	5.50%		10/1/2054	13,260,894	13,347,552
Federal National Mortgage Association	6.00%		10/1/2054 - 1/1/2055	7,387,100	7,612,721
Federal National Mortgage Association	6.053% (30 day USD SOFR Average + 2.33%)	#	5/1/2055	8,317,952	8,486,129
Federal National Mortgage Association	6.236% (30 day USD SOFR Average + 2.11%)	#	11/1/2054	13,891,308	14,197,918
Government National Mortgage Association(i)	2.00%		TBA	8,873,000	7,114,725
Government National Mortgage Association(i)	2.50%		TBA	27,120,000	22,654,770
Government National Mortgage Association(i)	3.00%		TBA	69,052,000	59,966,888
Government National Mortgage Association(i)	4.50%		TBA	43,238,000	40,451,674
Government National Mortgage Association(i)	5.00%		TBA	36,685,000	35,483,175
Government National Mortgage Association(i)	5.50%		TBA	2,016,000	1,999,066
Government National Mortgage Association(i)	6.00%		TBA	30,957,613	31,504,276
Uniform Mortgage-Backed Security(i)	2.00%		TBA	24,293,000	18,943,614
Uniform Mortgage-Backed Security(i)	2.50%		TBA	35,111,000	28,629,087
Uniform Mortgage-Backed Security(i)	3.00%		TBA	21,248,000	18,111,243
Uniform Mortgage-Backed Security(i)	3.50%		TBA	3,314,000	2,936,126
Uniform Mortgage-Backed Security(i)	4.50%		TBA	64,158,000	62,355,680
Uniform Mortgage-Backed Security(i)	5.00%		TBA	90,655,000	88,969,234
Uniform Mortgage-Backed Security(i)	5.50%		TBA	164,305,000	163,021,509
Uniform Mortgage-Backed Security(i)	6.00%		TBA	44,051,000	44,610,957
Uniform Mortgage-Backed Security(i)	6.50%		TBA	9,100,000	9,378,048
Uniform Mortgage-Backed Security(i)	7.00%		TBA	6,968,000	7,289,753
Total Government Sponsored Enterprises Pass-Throughs (cost $950,042,570)					939,051,932

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.17%
Bank Series 2019-BN21 Class A5	2.851%		10/17/2052	5,340,000	5,004,742
Bank5 Series 2026-5YR24 Class A3	5.832%		8/15/2031	1,350,000	1,385,397
Bayview Opportunity Master Fund VI Trust Series 2021-6 Class A2†	2.50%	#(h)	10/25/2051	6,495,722	5,221,819
BBCMS Mortgage Trust Series 2023-C21 Class A5	6.00%	#(h)	9/15/2056	6,900,000	7,157,422
BBCMS Mortgage Trust Series 2025-5C33 Class A4	5.839%		3/15/2058	3,120,000	3,187,836
Benchmark Mortgage Trust Series 2024-V11 Class A3	5.909%	#(h)	11/15/2057	4,980,000	5,084,690
Benchmark Mortgage Trust Series 2024-V12 Class A3	5.739%		12/15/2057	4,160,000	4,229,956

See Notes to Schedule of Investments.	299

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust Series 2024-V9 Class A3	5.602%		8/15/2057	$4,910,000	$4,965,826
Benchmark Mortgage Trust Series 2026-V23 Class A3	5.853%		8/28/2059	1,540,000	1,579,569
BMO Mortgage Trust Series 2023-C5 Class A4	5.494%		6/15/2056	4,770,000	4,798,418
BMO Mortgage Trust Series 2024-5C5 Class A3	5.857%		2/15/2057	5,940,000	6,042,800
BMO Mortgage Trust Series 2024-5C8 Class A3	5.625%	#(h)	12/15/2057	14,630,000	14,808,188
BX Commercial Mortgage Trust Series 2026-CSMO Class B†	5.339% (1 mo. USD Term SOFR + 1.70%)	#	2/15/2043	3,580,000	3,610,984
BX Trust Series 2025-ARIA Class A†	5.199%	#(h)	12/13/2042	5,610,000	5,555,127
BX Trust Series 2025-ROIC Class B†	5.033% (1 mo. USD Term SOFR + 1.39%)	#	3/15/2030	6,391,019	6,382,554
BX Trust Series 2025-VOLT Class D†	6.389% (1 mo. USD Term SOFR + 2.75%)	#	12/15/2044	4,590,000	4,589,510
CIM Trust Series 2021-INV1 Class A2†	2.50%	#(h)	7/1/2051	8,892,564	7,153,934
CIM Trust Series 2021-J1 Class A1†	2.50%	#(h)	3/25/2051	7,335,815	5,926,452
CIM Trust Series 2021-J3 Class A1†	2.50%	#(h)	6/25/2051	11,546,941	9,289,339
Citigroup Mortgage Loan Trust, Inc. Series 2022-INV1 Class A3B†	3.00%	#(h)	11/27/2051	1,865,291	1,561,868
CONE Trust Series 2024-DFW1 Class A†	5.281% (1 mo. USD Term SOFR + 1.64%)	#	8/15/2041	3,880,000	3,866,658
CSAIL Commercial Mortgage Trust Series 2019-C15 Class A4	4.053%		3/15/2052	6,097,846	5,941,428
DBC Mortgage Trust Series 2025-DBC Class A†	4.989% (1 mo. USD Term SOFR + 1.35%)	#	11/15/2042	3,900,000	3,909,711
Ellington Financial Mortgage Trust Series 2025-INV2 Class A1†	5.387%	(a)	5/26/2070	3,942,710	3,921,149
ESTN Trust Series 2026-TOWN Class A†	5.538%	#(h)	5/12/2046	5,230,000	5,177,076
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA1 Class M2†	6.143% (30 day USD SOFR Average + 2.50%)	#	1/25/2042	4,080,000	4,101,215
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA2 Class M2†	7.393% (30 day USD SOFR Average + 3.75%)	#	2/25/2042	1,700,000	1,722,203
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.993% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	1,714,000	1,749,004
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1 Class M2†	8.893% (30 day USD SOFR Average + 5.25%)	#	3/25/2042	4,120,000	4,210,832

300	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01 Class 1M2†	5.193% (30 day USD SOFR Average + 1.55%)	#	10/25/2041	$1,251,473	$1,251,577
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03 Class 2M2†	7.543% (30 day USD SOFR Average + 3.90%)	#	4/25/2043	3,663,524	3,804,900
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R04 Class 1M1†	5.943% (30 day USD SOFR Average + 2.30%)	#	5/25/2043	2,713,827	2,748,699
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R04 Class 2A1†	4.543% (30 day USD SOFR Average + 0.90%)	#	7/25/2046	7,169,295	7,168,370
Federal National Mortgage Association-ACES Series 2025-M4 Class A2	4.389%		8/25/2035	12,070,000	11,574,611
Flagstar Mortgage Trust Series 2021-12 Class A2†	2.50%	#(h)	11/25/2051	3,070,848	2,482,101
GCAT Trust Series 2022-INV1 Class A1†	3.00%	#(h)	12/25/2051	9,135,947	7,672,623
GS Mortgage-Backed Securities Trust Series 2021-MM1 Class A2†	2.50%	#(h)	4/25/2052	11,104,945	8,961,520
GS Mortgage-Backed Securities Trust Series 2021-PJ2 Class A2†	2.50%	#(h)	7/25/2051	5,956,753	4,814,715
GS Mortgage-Backed Securities Trust Series 2021-PJ9 Class A2†	2.50%	#(h)	2/26/2052	3,319,079	2,674,457
GS Mortgage-Backed Securities Trust Series 2022-PJ6 Class A4†	3.00%	#(h)	1/25/2053	9,691,926	8,151,161
Hudsons Bay Simon JV Trust Series 2015-HB10 Class XB10†(j)	0.723%	#(h)	8/5/2034	19,156,000	2,098
JP Morgan Mortgage Trust Series 2021-13 Class A3†	2.50%	#(h)	4/25/2052	4,869,643	3,936,027
JP Morgan Mortgage Trust Series 2021-14 Class A3†	2.50%	#(h)	5/25/2052	687,626	556,205
JP Morgan Mortgage Trust Series 2021-15 Class A2†	3.00%	#(h)	6/25/2052	5,895,834	4,963,258
JP Morgan Mortgage Trust Series 2021-4 Class A3†	2.50%	#(h)	8/25/2051	5,146,974	4,166,355
JP Morgan Mortgage Trust Series 2021-8 Class A3†	2.50%	#(h)	12/25/2051	6,021,764	4,867,263
JP Morgan Mortgage Trust Series 2021-INV8 Class A2†	3.00%	#(h)	5/25/2052	5,671,276	4,748,741

See Notes to Schedule of Investments.	301

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust Series 2022-1 Class A2†	3.00%	#(h)	7/25/2052	$3,825,193	$3,212,504
JP Morgan Mortgage Trust Series 2022-1 Class A3†	2.50%	#(h)	7/25/2052	871,922	701,448
JP Morgan Mortgage Trust Series 2022-3 Class A2†	3.00%	#(h)	8/25/2052	11,323,769	9,538,279
JP Morgan Mortgage Trust Series 2022-INV1 Class A3†	3.00%	#(h)	3/25/2052	9,642,731	8,074,167
JP Morgan Mortgage Trust Series 2022-INV3 Class A3B†	3.00%	#(h)	9/25/2052	5,580,471	4,711,148
JP Morgan Mortgage Trust Series 2025-DSC1 Class A1†	5.577%	#(h)	9/25/2065	6,738,069	6,714,536
JP Morgan Mortgage Trust Series 2025-VIS3 Class A1†	5.062%	#(h)	2/25/2066	3,443,425	3,398,313
JP Morgan Mortgage Trust Series 2026-NQM1 Class A1FC†	4.601%	(a)	6/25/2066	3,897,164	3,846,244
JP Morgan Mortgage Trust Series 2026-NQM2 Class A1FC†	5.05%	(a)	9/25/2066	5,349,428	5,301,695
KIND Commercial Mortgage Trust Series 2024-1 Class A†	5.529% (1 mo. USD Term SOFR + 1.89%)	#	8/15/2041	2,550,000	2,554,864
LoanCore Issuer Ltd. Series 2025-CRE8 Class A†	5.024% (1 mo. USD Term SOFR + 1.39%)	#	8/17/2042	6,190,000	6,195,865
Morgan Stanley Residential Mortgage Loan Trust Series 2025-DSC2 Class A1†	5.443%	#(h)	7/25/2070	6,924,212	6,892,028
Morgan Stanley Residential Mortgage Loan Trust Series 2026-DSC1 Class A1FC†	4.617%	(a)	1/25/2071	3,189,860	3,150,173
NYC Commercial Mortgage Trust Series 2026-1PARK Class C†	5.489% (1 mo. USD Term SOFR + 1.85%)	#	2/15/2043	2,520,000	2,526,366
NYMT Loan Trust Series 2025-INV2 Class A1†	5.00%	#(h)	10/25/2060	7,066,077	6,979,577
NYMT Loan Trust Series 2026-INV1 Class A1FC†	4.614%	(a)	2/25/2061	1,602,523	1,584,286
OBX Trust Series 2025-NQM16 Class A1†	4.905%	#(h)	8/25/2065	2,519,310	2,488,678
OBX Trust Series 2025-NQM17 Class A1FC†	4.848%	(a)	8/25/2065	4,018,168	3,984,289
OBX Trust Series 2026-NQM6 Class A1FC†	5.063%	(a)	4/26/2066	6,878,461	6,827,006
OBX Trust Series 2026-NQM7 Class A1FC†	5.22%	(a)	4/25/2066	3,261,332	3,242,485
PSA Trust Series 2026-STOR Class A†	5.554%	#(h)	8/15/2031	3,050,000	3,056,285
Rate Mortgage Trust Series 2021-HB1 Class A1†	2.50%	#(h)	12/25/2051	6,967,317	5,622,491
RCKT Mortgage Trust Series 2021-4 Class A1†	2.50%	#(h)	9/25/2051	6,798,986	5,529,413
ROCK Trust Series 2024-CNTR Class A†	5.388%		11/13/2041	4,580,000	4,598,600
Starwood Mortgage Residential Trust Series 2020-1 Class A1†	2.275%	#(h)	2/25/2050	54,173	52,270

302	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount‡	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
SWCH Commercial Mortgage Trust Series 2025-DATA Class A†	5.082% (1 mo. USD Term SOFR + 1.44%)	#	2/15/2042	$9,040,000	$8,978,386
TEXAS Commercial Mortgage Trust Series 2025-TWR Class B†	5.232% (1 mo. USD Term SOFR + 1.59%)	#	4/15/2042	6,660,000	6,672,511
Verus Securitization Trust Series 2025-9 Class A1†	4.935%	#(h)	10/27/2070	2,648,787	2,615,535
Verus Securitization Trust Series 2026-1 Class A1FC†	4.743%	(a)	1/25/2071	1,805,056	1,785,703
Verus Securitization Trust Series 2026-2 Class A1FC†	4.507%	(a)	2/25/2071	2,877,096	2,831,338
Verus Securitization Trust Series 2026-3 Class A1FC†	4.927%	(a)	3/25/2071	4,279,646	4,240,557
Verus Securitization Trust Series 2026-R3 Class A1FC†	5.19%	(a)	2/27/2068	841,933	837,666
Wells Fargo Commercial Mortgage Trust Series 2019-C51 Class A3	3.055%		6/15/2052	6,138,436	5,845,301
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class A4	2.658%		11/15/2054	6,270,000	5,536,342
Wells Fargo Commercial Mortgage Trust Series 2022-C62 Class A4	4.00%	#(h)	4/15/2055	5,620,000	5,251,808
Wells Fargo Commercial Mortgage Trust Series 2025-5C4 Class A3	5.673%		5/15/2058	8,250,000	8,387,874
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class A5	5.292%		10/15/2058	9,590,000	9,521,881
Wells Fargo Mortgage-Backed Securities Trust Series 2022-2 Class A2†	2.50%	#(h)	12/25/2051	927,370	748,416
Total Non-Agency Commercial Mortgage-Backed Securities (cost $407,539,546)					400,716,716

U.S. TREASURY OBLIGATIONS 14.36%
U.S. Treasury Bonds	4.75%		2/15/2045	62,864,000	59,343,862
U.S. Treasury Bonds	4.75%		11/15/2053	116,255,000	107,499,545
U.S. Treasury Bonds	4.75%		5/15/2055	87,073,000	80,552,729
U.S. Treasury Bonds	4.75%		2/15/2056	55,265,000	51,180,571
U.S. Treasury Bonds	4.875%		8/15/2045	71,381,000	68,313,848
U.S. Treasury Bonds	5.00%		5/15/2046	91,250,000	88,576,660
U.S. Treasury Inflation-Indexed Notes(k)	0.125%		4/15/2027	36,670,210	36,096,054
U.S. Treasury Notes	4.125%		5/31/2031	24,069,000	23,693,862
Total U.S. Treasury Obligations (cost $535,772,506)					515,257,131
Total Long-Term Investments (cost $4,208,567,947)					4,148,234,526

See Notes to Schedule of Investments.	303

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

Investments	Principal Amount‡	Fair Value
SHORT-TERM INVESTMENTS 2.27%

REPURCHASE AGREEMENTS 1.53%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $27,960,300 of U.S. Treasury Bill at 0.000% due 2/25/2027; value: $27,427,581; proceeds: $26,892,146 (cost $26,889,719)	$26,889,719	$26,889,719
Repurchase Agreement dated 8/31/2026, 3.670% due 9/1/2026 with JPMorgan Securities LLC collateralized by $28,681,200 of U.S. Treasury Bond at 4.375% due 5/15/2034; value: $28,571,429; proceeds: $28,002,854 (cost $28,000,000)	28,000,000	28,000,000
Total Repurchase Agreements (cost $54,889,719)		54,889,719

TIME DEPOSITS 0.07%
CitiBank N.A.(l) (cost $2,667,064)	2,667,064	2,667,064

	Shares
MONEY MARKET FUNDS 0.67%
Fidelity Government Portfolio(l) (cost $24,003,573)	24,003,573	24,003,573
Total Short-Term Investments (cost $81,560,356)		81,560,356
Total Investments in Securities 117.89% (cost $4,290,128,303)		4,229,794,882
Other Assets and Liabilities – Net (17.89)%		(641,961,171)
Net Assets 100.00%		$3,587,833,711

CMT	Constant Maturity Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
‡	Principal Amount is denominated in U.S. dollars unless otherwise noted.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $1,491,960,338, which represents 41.58% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	Step Bond – Security with a predetermined schedule of interest rate changes.
(b)	Securities purchased on a when-issued basis.
(c)	Interest rate to be determined.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(f)	Defaulted.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.

304	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND August 31, 2026

(h)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(i)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(j)	Interest-only security. The principal amount shown is a notional amount representing the outstanding principal of the underlying debt obligation(s). Holders of interest-only securities do not receive principal payments on the underlying debt obligation(s).
(k)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(l)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Ultra Treasury Note	December 2026	115	Short	$(12,661,818)	$(12,583,516)	$78,302

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	337	Long	$69,338,469	$69,163,985	$(174,484)
U.S. 5-Year Treasury Note	December 2026	690	Long	73,275,134	72,935,156	(339,978)
Total Unrealized Depreciation on Futures Contracts						$(514,462)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$587,471,409	$–	$587,471,409
Corporate Bonds	–	1,488,902,274	–	1,488,902,274
Floating Rate Loans	–	63,562,062	–	63,562,062
Foreign Government Obligations	–	81,370,436	–	81,370,436
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	71,902,566	–	71,902,566
Government Sponsored Enterprises Pass-Throughs	–	939,051,932	–	939,051,932
Non-Agency Commercial Mortgage-Backed Securities	–	400,716,716	–	400,716,716
U.S. Treasury Obligations	–	515,257,131	–	515,257,131
Short-Term Investments
Repurchase Agreements	–	54,889,719	–	54,889,719
Time Deposits	–	2,667,064	–	2,667,064
Money Market Funds	24,003,573	–	–	24,003,573
Total	$24,003,573	$4,205,791,309	$–	$4,229,794,882
Other Financial Instruments
Futures Contracts
Assets	$78,302	$–	$–	$78,302
Liabilities	(514,462)	–	–	(514,462)
Total	$(436,160)	$–	$–	$(436,160)

See Notes to Schedule of Investments.	305

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND August 31, 2026

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

306	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 90.10%

ASSET-BACKED SECURITIES 26.93%

Automobiles 16.82%
Ally Auto Receivables Trust Series 2023-1 Class C†	5.96%	3/15/2029	$6,143,000	$6,209,023
Ally Bank Auto Credit-Linked Notes Series 2024-A Class A2†	5.681%	5/17/2032	5,996,991	6,061,683
American Credit Acceptance Receivables Trust Series 2026-3 Class A†	4.60%	6/10/2030	68,000,000	68,048,579
American Heritage Auto Receivables Issuer Trust Series 2026-1A Class A2†	4.49%	12/17/2029	12,650,000	12,638,728
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81%	5/18/2028	3,634,485	3,641,196
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A3	5.43%	1/18/2029	10,562,975	10,599,449
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A2†	4.03%	4/18/2029	30,000,000	29,967,816
AmeriCredit Automobile Receivables Trust Series 2026-1 Class A3†	4.15%	11/18/2032	32,154,000	31,944,086
ARI Fleet Lease Trust Series 2024-B Class A2†	5.54%	4/15/2033	4,029,795	4,041,998
AutoNation Finance Trust Series 2026-1A Class A2†	3.95%	1/11/2029	22,767,758	22,735,235
Bank of America Auto Trust Series 2023-1A Class A3†	5.53%	2/15/2028	4,813,709	4,824,524
Bank of America Auto Trust Series 2023-2A Class A3†	5.74%	6/15/2028	23,209,453	23,303,344
BMW Vehicle Owner Trust Series 2024-A Class A3	5.18%	2/26/2029	9,485,136	9,527,453
Bank of America Auto Trust Series 2024-1A Class A3†	5.35%	11/15/2028	3,077,418	3,090,638
Bridgecrest Lending Auto Securitization Trust Series 2026-3 Class A2	4.46%	2/15/2029	19,000,000	19,005,782
CarMax Auto Owner Trust Series 2023-2 Class A3	5.05%	1/18/2028	4,257,974	4,262,295
CarMax Auto Owner Trust Series 2023-2 Class B	5.18%	11/15/2028	1,865,000	1,873,241
CarMax Auto Owner Trust Series 2023-3 Class A3	5.28%	5/15/2028	9,196,795	9,220,958
CarMax Auto Owner Trust Series 2023-4 Class A3	6.00%	7/17/2028	39,658,165	39,883,332
CarMax Auto Owner Trust Series 2023-4 Class A4	5.96%	5/15/2029	7,102,000	7,194,161

See Notes to Schedule of Investments.	307

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
CarMax Auto Owner Trust Series 2024-2 Class A3	5.50%	1/16/2029	$9,387,688	$9,448,241
CarMax Auto Owner Trust Series 2025-1 Class A2A	4.63%	3/15/2028	1,475,276	1,475,455
CarMax Auto Owner Trust Series 2025-3 Class A2A	4.42%	8/15/2028	14,643,592	14,652,370
CarMax Auto Owner Trust Series 2026-1 Class A2A	3.87%	4/16/2029	4,168,361	4,160,388
CarMax Auto Owner Trust Series 2026-2 Class A2A	4.11%	8/15/2029	21,000,000	20,958,080
CarMax Auto Owner Trust Series 2026-3 Class A2	4.36%	10/15/2029	25,000,000	25,002,510
CarMax Select Receivables Trust Series 2024-A Class A3	5.40%	11/15/2028	11,211,560	11,253,612
CarMax Select Receivables Trust Series 2025-B Class A2	4.19%	3/15/2029	9,642,551	9,638,544
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03%	12/17/2029	25,433,785	25,375,340
Carvana Auto Receivables Trust Series 2022-P2 Class C	5.44%	5/10/2028	14,500,000	14,581,177
Carvana Auto Receivables Trust Series 2023-P5 Class A3†	5.62%	1/10/2029	2,151,636	2,158,508
Chesapeake Funding II LLC Series 2024-1A Class A1†	5.52%	5/15/2036	9,049,204	9,080,056
Citizens Auto Receivables Trust Series 2023-1 Class A3†	5.84%	1/18/2028	322,098	322,300
Citizens Auto Receivables Trust Series 2023-2 Class A3†	5.83%	2/15/2028	6,492,690	6,501,798
CPS Auto Receivables Trust Series 2026-A Class A†	4.19%	12/17/2029	3,073,576	3,069,872
CPS Auto Receivables Trust Series 2026-C Class A†	4.52%	4/15/2030	24,918,099	24,918,181
Drive Auto Receivables Trust Series 2024-1 Class C	5.43%	11/17/2031	17,750,000	17,897,801
Enterprise Fleet Financing LLC Series 2023-2 Class A3†	5.50%	4/22/2030	15,002,000	15,071,441
Enterprise Fleet Financing LLC Series 2024-1 Class A2†	5.23%	3/20/2030	12,261,601	12,295,721
Enterprise Fleet Financing LLC Series 2025-1 Class A2†	4.65%	10/20/2027	9,171,746	9,183,291
Enterprise Fleet Financing LLC Series 2025-2 Class A2†	4.51%	2/22/2028	34,865,855	34,901,230

308	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Enterprise Fleet Financing LLC Series 2026-2 Class A2†	4.33%	2/20/2029	$21,500,000	$21,449,888
Enterprise Fleet Financing LLC Series 2026-3 Class A2†	4.50%	5/21/2029	20,000,000	19,977,530
Exeter Automobile Receivables Trust Series 2024-5A Class B	4.48%	4/16/2029	4,660,605	4,662,745
Exeter Automobile Receivables Trust Series 2025-2A Class A3	4.74%	1/16/2029	3,725,337	3,727,286
Exeter Automobile Receivables Trust Series 2025-5A Class A3	4.24%	11/15/2029	8,880,000	8,870,373
Exeter Automobile Receivables Trust Series 2026-1A Class A3	4.03%	3/15/2030	22,100,000	22,012,888
Exeter Automobile Receivables Trust Series 2026-3A Class A2	4.36%	12/15/2028	31,000,000	31,010,397
Fifth Third Auto Trust Series 2023-1 Class A3	5.53%	8/15/2028	19,657,572	19,727,765
First Investors Auto Owner Trust Series 2025-1A Class A2†	4.31%	12/15/2028	24,366,829	24,377,428
First Investors Auto Owner Trust Series 2026-1A Class A2†	4.31%	7/16/2029	62,700,000	62,688,451
First Investors Auto Owner Trust Series 2026-1A Class A3†	4.50%	5/15/2031	8,700,000	8,664,260
Ford Credit Auto Lease Trust Series 2024-B Class A3	4.99%	12/15/2027	7,785,353	7,795,565
Ford Credit Auto Lease Trust Series 2026-A Class A3	4.00%	7/15/2029	36,660,000	36,402,625
Ford Credit Auto Owner Trust Series 2022-1 Class A†	3.88%	11/15/2034	3,290,000	3,279,663
Ford Credit Auto Owner Trust Series 2023-C Class A3	5.53%	9/15/2028	18,901,185	18,992,387
Ford Credit Auto Owner Trust Series 2023-C Class B	5.93%	8/15/2029	11,010,000	11,140,750
Ford Credit Auto Owner Trust Series 2023-C Class C	6.37%	5/15/2031	15,250,000	15,503,726
Ford Credit Auto Owner Trust Series 2024-A Class A3	5.09%	12/15/2028	11,632,970	11,677,913
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1†	5.29%	4/15/2029	16,350,000	16,444,349
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1†	4.30%	9/15/2029	37,050,000	36,988,942
GLS Auto Receivables Issuer Trust Series 2022-2A Class D†	6.15%	4/17/2028	1,014,583	1,017,484
GLS Auto Receivables Issuer Trust Series 2025-1A Class B†	4.98%	7/16/2029	15,300,000	15,341,512

See Notes to Schedule of Investments.	309

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
GLS Auto Receivables Issuer Trust Series 2025-3A Class A2†	4.52%	7/17/2028	$3,371,710	$3,372,699
GLS Auto Receivables Issuer Trust Series 2025-3A Class A3†	4.44%	3/15/2029	9,850,000	9,855,453
GLS Auto Receivables Issuer Trust Series 2026-1A Class A2†	4.04%	11/15/2028	24,118,771	24,100,289
GLS Auto Receivables Issuer Trust Series 2026-2A Class A2†	4.25%	4/16/2029	32,000,000	31,981,357
GLS Auto Receivables Issuer Trust Series 2026-3A Class A2†	4.47%	3/15/2029	58,000,000	57,993,927
GLS Auto Select Receivables Issuer Trust Series 2026-3A Class A2†	4.69%	10/15/2032	10,000,000	9,995,557
GLS Auto Select Receivables Trust Series 2024-2A Class A2†	5.58%	6/17/2030	2,246,258	2,257,872
GLS Auto Select Receivables Trust Series 2024-3A Class A2†	5.59%	10/15/2029	8,307,007	8,353,906
GM Financial Automobile Leasing Trust Series 2024-2 Class B	5.56%	5/22/2028	14,760,000	14,777,467
GM Financial Automobile Leasing Trust Series 2024-3 Class A3	4.21%	10/20/2027	13,575,159	13,577,250
GM Financial Automobile Leasing Trust Series 2024-3 Class B	4.49%	10/20/2028	7,750,000	7,755,251
GM Financial Automobile Leasing Trust Series 2026-3 Class A3	4.53%	7/20/2029	26,000,000	25,967,490
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3	5.45%	6/16/2028	8,597,343	8,621,394
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A4	5.34%	12/18/2028	20,820,000	20,950,675
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3	5.78%	8/16/2028	21,592,956	21,706,000
GM Financial Consumer Automobile Receivables Trust Series 2024-2 Class A3	5.10%	3/16/2029	1,549,609	1,555,919
GM Financial Consumer Automobile Receivables Trust Series 2024-3 Class A3	5.13%	4/16/2029	7,464,175	7,493,805
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1†	4.73%	11/15/2029	21,050,000	21,105,109
Honda Auto Receivables Owner Trust Series 2023-3 Class A3	5.41%	2/18/2028	2,661,401	2,668,260
Honda Auto Receivables Owner Trust Series 2023-3 Class A4	5.30%	12/18/2029	10,743,000	10,779,947
Honda Auto Receivables Owner Trust Series 2023-4 Class A3	5.67%	6/21/2028	32,496,962	32,669,450

310	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Honda Auto Receivables Owner Trust Series 2024-1 Class A3	5.21%	8/15/2028	$5,914,336	$5,938,395
Honda Auto Receivables Owner Trust Series 2024-1 Class A4	5.17%	5/15/2030	34,000,000	34,219,028
Honda Auto Receivables Owner Trust Series 2024-2 Class A3	5.27%	11/20/2028	43,843,135	44,057,716
Honda Auto Receivables Owner Trust Series 2024-2 Class A4	5.21%	7/18/2030	37,000,000	37,291,394
Honda Auto Receivables Owner Trust Series 2024-3 Class A3	4.57%	3/21/2029	21,908,314	21,947,228
Honda Auto Receivables Owner Trust Series 2026-3 Class A2A	4.30%	4/18/2029	27,000,000	26,974,331
Huntington Auto Trust Series 2024-1A Class A3†	5.23%	1/16/2029	1,277,601	1,283,127
Hyundai Auto Lease Securitization Trust Series 2025-B Class A3†	4.53%	4/17/2028	50,000,000	50,055,250
Hyundai Auto Lease Securitization Trust Series 2025-C Class A3†	4.36%	7/17/2028	73,957,000	73,916,553
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3†	3.97%	12/15/2028	49,000,000	48,651,968
Hyundai Auto Lease Securitization Trust Series 2026-C Class A2A†	4.43%	12/15/2028	10,000,000	9,997,592
Hyundai Auto Receivables Trust Series 2022-C Class A4	5.52%	10/16/2028	8,666,179	8,679,314
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48%	7/17/2028	1,093,531	1,093,782
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48%	4/17/2028	1,856,889	1,861,443
Hyundai Auto Receivables Trust Series 2023-B Class A4	5.31%	8/15/2029	13,500,000	13,576,588
Hyundai Auto Receivables Trust Series 2023-C Class A3	5.54%	10/16/2028	21,303,435	21,400,170
Hyundai Auto Receivables Trust Series 2023-C Class A4	5.55%	12/17/2029	20,000,000	20,194,838
LAD Auto Receivables Trust Series 2024-2A Class A3†	5.61%	8/15/2028	170,786	170,871
LAD Auto Receivables Trust Series 2026-1A Class A2†	3.75%	5/15/2029	25,095,362	25,029,152
LAD Auto Receivables Trust Series 2026-2A Class A2†	4.17%	8/15/2029	31,030,000	30,998,685
LAD Select Auto Receivables Trust Series 2026-A Class A2†	4.59%	4/16/2029	10,000,000	10,001,000

See Notes to Schedule of Investments.	311

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
M&T Bank Auto Receivables Trust Series 2025-1A Class A2A†	4.63%	5/15/2028	$1,726,351	$1,727,202
M&T Bank Auto Receivables Trust Series 2026-1A Class A2†	4.33%	7/16/2029	28,000,000	27,998,300
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3	5.32%	1/18/2028	5,391,629	5,405,371
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3	4.23%	2/15/2028	11,199,983	11,202,292
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93%	1/15/2030	25,500,000	25,269,279
Mercedes-Benz Auto Receivables Trust Series 2023-2 Class A3	5.95%	11/15/2028	8,412,589	8,473,094
Merchants Fleet Funding LLC Series 2024-1A Class A†	5.82%	4/20/2037	17,515,610	17,542,381
Nissan Auto Lease Trust Series 2025-A Class A3	4.75%	3/15/2028	71,482,000	71,672,428
Nissan Auto Lease Trust Series 2025-B Class A2A	4.44%	3/15/2028	20,048,263	20,065,852
Nissan Auto Lease Trust Series 2026-B Class A2A	4.44%	4/16/2029	17,000,000	17,000,600
Nissan Auto Receivables Owner Trust Series 2023-A Class A4	4.85%	6/17/2030	7,005,000	7,024,656
Nissan Auto Receivables Owner Trust Series 2023-B Class A3	5.93%	3/15/2028	3,848,890	3,859,726
Nissan Auto Receivables Owner Trust Series 2024-A Class A3	5.28%	12/15/2028	21,176,320	21,265,320
Octane Receivables Trust Series 2024-1A Class A2†	5.68%	5/20/2030	4,571,910	4,584,028
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3†	5.79%	1/22/2029	2,512,570	2,520,054
Santander Drive Auto Receivables Trust Series 2022-4 Class C	5.00%	11/15/2029	8,442,289	8,453,010
Santander Drive Auto Receivables Trust Series 2025-1 Class C	5.04%	3/17/2031	4,619,000	4,633,503
Santander Drive Auto Receivables Trust Series 2025-3 Class A2	4.63%	10/16/2028	9,465,308	9,467,918
Santander Drive Auto Receivables Trust Series 2025-3 Class A3	4.38%	1/15/2030	40,455,000	40,454,065
Santander Drive Auto Receivables Trust Series 2025-4 Class A2	4.28%	1/15/2029	18,123,892	18,128,767
Santander Drive Auto Receivables Trust Series 2026-1 Class A2	4.04%	3/15/2029	19,334,237	19,319,949
SBNA Auto Lease Trust Series 2025-A Class A3†	4.83%	4/20/2028	12,748,329	12,768,706

312	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
SBNA Auto Receivables Trust Series 2024-A Class A4†	5.21%	4/16/2029	$7,751,913	$7,767,513
SCCU Auto Receivables Trust Series 2025-1A Class A2†	4.67%	11/15/2028	6,570,148	6,577,913
SFS Auto Receivables Securitization Trust Series 2023-1A Class A4†	5.47%	12/20/2029	11,002,000	11,064,670
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3†	4.95%	5/21/2029	7,280,013	7,297,874
SFS Auto Receivables Securitization Trust Series 2024-1A Class B†	5.38%	1/21/2031	6,865,000	6,925,353
SFS Auto Receivables Securitization Trust Series 2026-1A Class A2A†	3.91%	8/20/2029	29,168,910	29,098,747
SFS Auto Receivables Securitization Trust Series 2026-2A Class A2A†	4.27%	10/22/2029	35,000,000	34,957,031
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA Class A2†	4.63%	7/20/2027	5,066,982	5,071,167
Stellantis Financial Underwritten Enhanced Lease Trust Series 2026-AA Class A2A†	4.21%	1/22/2029	36,000,000	35,912,822
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16%	4/17/2028	817,753	819,739
Toyota Auto Receivables Owner Trust Series 2023-D Class A3	5.54%	8/15/2028	19,107,300	19,202,882
Toyota Auto Receivables Owner Trust Series 2024-A Class A3	4.83%	10/16/2028	7,518,640	7,539,438
Toyota Auto Receivables Owner Trust Series 2024-C Class A3	4.88%	3/15/2029	25,984,474	26,067,879
Toyota Lease Owner Trust Series 2025-A Class A3†	4.75%	2/22/2028	24,224,347	24,272,611
USB Auto Owner Trust Series 2025-1A Class A2†	4.51%	6/15/2028	2,039,550	2,040,368
Volkswagen Auto Lease Trust Series 2025-A Class A3	4.50%	6/20/2028	25,305,000	25,324,728
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02%	6/20/2028	6,108,112	6,121,546
Volkswagen Auto Loan Enhanced Trust Series 2023-2 Class A3	5.48%	12/20/2028	32,763,884	32,965,926
VStrong Auto Receivables Trust Series 2023-A Class B†	7.11%	2/15/2030	13,575,189	13,718,016
Westlake Automobile Receivables Trust Series 2023-1A Class C†	5.74%	8/15/2028	52,818	52,846
Westlake Automobile Receivables Trust Series 2024-1A Class C†	5.65%	2/15/2029	4,296,846	4,313,546

See Notes to Schedule of Investments.	313

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust Series 2024-2A Class B†	5.62%	3/15/2030	$22,296,011	$22,339,640
Westlake Automobile Receivables Trust Series 2025-1A Class A3†	4.75%	8/15/2028	1,167,576	1,169,007
Westlake Automobile Receivables Trust Series 2025-2A Class A2A†	4.66%	9/15/2028	15,677,578	15,691,196
Westlake Automobile Receivables Trust Series 2025-3A Class A2†	4.31%	4/17/2028	7,767,465	7,769,200
Westlake Automobile Receivables Trust Series 2025-3A Class A3†	4.22%	6/15/2029	27,000,000	26,964,306
Westlake Automobile Receivables Trust Series 2026-1A Class A2A†	4.02%	9/15/2028	21,867,610	21,853,460
Westlake Automobile Receivables Trust Series 2026-1A Class A3†	4.01%	7/16/2029	28,000,000	27,874,297
Westlake Automobile Receivables Trust Series 2026-2A Class A2A†	4.26%	6/15/2029	29,350,000	29,326,995
Westlake Automobile Receivables Trust Series 2026-3A Class A2A†	4.51%	7/16/2029	60,000,000	59,991,126
Westlake Automobile Receivables Trust Series 2026-P2 Class A2†	4.39%	12/15/2028	13,500,000	13,500,162
Westlake Automobile Receivables Trust Series 2026-P2 Class A3†	4.59%	7/15/2030	10,500,000	10,490,911
World Omni Auto Receivables Trust Series 2023-A Class A4	4.66%	5/15/2029	1,940,000	1,942,931
World Omni Auto Receivables Trust Series 2023-D Class A3	5.79%	2/15/2029	32,895,103	33,098,184
World Omni Auto Receivables Trust Series 2024-A Class A3	4.86%	3/15/2029	22,069,779	22,128,481
World Omni Select Auto Trust Series 2025-A Class A2A	4.14%	5/15/2030	10,697,070	10,684,147
World Omni Select Auto Trust Series 2026-A Class A2A	4.52%	7/15/2030	23,000,000	22,977,110
Total				2,810,401,135

Credit Card 1.54%
American Express Credit Account Master Trust Series 2024-3 Class A	4.65%	7/15/2029	77,509,000	77,762,656
BA Credit Card Trust Series 2024-A1 Class A	4.93%	5/15/2029	60,085,000	60,373,522
Evergreen Credit Card Trust Series 2024-CRT4 Class B†	5.25%	10/15/2028	15,187,000	15,202,548
First National Master Notes Trust Series 2023-2 Class A	5.77%	9/15/2029	84,587,000	84,632,339
Synchrony Card Funding LLC Series 2024-A2 Class A	4.93%	7/15/2030	20,000,000	20,090,276
Total				258,061,341

314	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other 8.57%
37 Capital CLO 4 Ltd. Series 2023-2A Class AR†	4.843% (3 mo. USD Term SOFR + 1.09%)	#	4/15/2035	$10,300,000	$10,306,829
Affirm Master Trust Series 2025-1A Class A†	4.99%		2/15/2033	18,510,000	18,561,963
Affirm Master Trust Series 2025-2A Class A†	4.67%		7/15/2033	4,403,000	4,407,139
Affirm Master Trust Series 2026-1A Class A†	4.37%		2/15/2034	24,405,000	24,246,250
Affirm Master Trust Series 2026-3A Class A†	4.78%		8/15/2034	25,000,000	24,955,153
Amur Equipment Finance Receivables XIII LLC Series 2024-1A Class A2†	5.38%		1/21/2031	11,803,804	11,862,768
Apex Credit CLO Ltd. Series 2018-2A Class AR3†	4.679% (3 mo. USD Term SOFR + 0.95%)	#	10/20/2031	1,306,686	1,306,135
Apex Credit CLO Ltd. Series 2020-1A Class A1R3†	4.889% (3 mo. USD Term SOFR + 1.16%)	#	4/20/2035	15,000,000	15,012,525
Aqua Finance Trust Series 2021-A Class A†	1.54%		7/17/2046	2,818,805	2,560,069
Bain Capital Credit CLO Ltd. Series 2021-2A Class A1R2†	4.763% (3 mo. USD Term SOFR + 0.97%)	#	7/16/2034	39,800,000	39,809,950
Bain Capital Credit CLO Ltd. Series 2021-3A Class AR†	4.835% (3 mo. USD Term SOFR + 1.06%)	#	7/24/2034	10,680,000	10,690,936
Battalion CLO XI Ltd. Series 2017-11A Class AR2†	4.905% (3 mo. USD Term SOFR + 1.13%)	#	4/24/2034	20,495,219	20,509,668
Battalion CLO XIV Ltd. Series 2019-14A Class AR2†	4.869% (3 mo. USD Term SOFR + 1.14%)	#	1/20/2035	5,207,838	5,216,983
Battalion CLO XXI Ltd. Series 2021-21A Class AR†	4.903% (3 mo. USD Term SOFR + 1.15%)	#	7/15/2034	9,987,824	9,992,049
Bethpage Park CLO Ltd. Series 2021-1A Class AR†	4.813% (3 mo. USD Term SOFR + 1.06%)	#	10/15/2036	6,000,000	6,007,920
Black Diamond CLO Ltd. Series 2021-1A Class A1AR†	4.983% (3 mo. USD Term SOFR + 1.25%)	#	11/22/2034	41,890,000	41,890,335
BlueMountain CLO XXIX Ltd. Series 2020-29A Class AR2†	4.86% (3 mo. USD Term SOFR + 1.05%)	#	7/25/2034	5,000,000	5,002,325
BlueMountain CLO XXVI Ltd. Series 2019-26A Class AR2†	4.779% (3 mo. USD Term SOFR + 1.05%)	#	10/20/2034	40,000,000	40,054,000

See Notes to Schedule of Investments.	315

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bowling Green Park CLO LLC Series 2019-1A Class ARR†	4.729% (3 mo. USD Term SOFR + 1.00%)	#	4/18/2035	$16,490,000	$16,500,504
Buckhorn Park CLO Ltd. Series 2019-1A Class ARR†	4.799% (3 mo. USD Term SOFR + 1.07%)	#	7/18/2034	67,340,000	67,433,737
Canyon CLO Ltd. Series 2020-2A Class AR2†	4.783% (3 mo. USD Term SOFR + 1.03%)	#	10/15/2034	42,700,000	42,733,178
Canyon CLO Ltd. Series 2021-3A Class AR†	4.843% (3 mo. USD Term SOFR + 1.09%)	#	7/15/2034	22,150,000	22,173,856
Carlyle U.S. CLO Ltd. Series 2020-2A Class A1R2†	4.89% (3 mo. USD Term SOFR + 1.08%)	#	1/25/2035	6,075,000	6,081,689
Carlyle U.S. CLO Ltd. Series 2021-9A Class AR†	4.839% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	20,000,000	20,032,960
CCG Receivables Trust Series 2023-2 Class A2†	6.28%		4/14/2032	678,119	681,845
Cedar Funding XI CLO Ltd. Series 2019-11A Class A1R2†	4.824% (3 mo. USD Term SOFR + 1.06%)	#	5/29/2032	30,497,173	30,568,201
Columbia Cent CLO 30 Ltd. Series 2020-30A Class A1R2†	4.779% (3 mo. USD Term SOFR + 1.05%)	#	1/20/2034	9,980,516	9,977,392
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1R†	4.829% (3 mo. USD Term SOFR + 1.10%)	#	4/20/2034	26,088,251	26,076,381
Dell Equipment Finance Trust Series 2024-1 Class A3†	5.39%		3/22/2030	8,608,077	8,633,266
Dell Equipment Finance Trust Series 2025-1 Class A3†	4.61%		2/24/2031	10,000,000	10,019,088
Dell Equipment Finance Trust Series 2026-1A Class A2†	4.24%		7/24/2028	17,000,000	16,978,213
DLLAD LLC Series 2025-1A Class A2†	4.46%		11/20/2028	17,919,580	17,926,135
DLLMT LLC Series 2024-1A Class A3†	4.84%		8/21/2028	38,591,937	38,684,237
DLLMT LLC Series 2026-1A Class A2†	4.03%		7/20/2028	25,425,000	25,376,248
Dryden 43 Senior Loan Fund Series 2016-43A Class AR3†	4.799% (3 mo. USD Term SOFR + 1.07%)	#	4/20/2034	32,896,785	32,924,648
Flatiron RR CLO 22 LLC Series 2021-2A Class AR†	4.663% (3 mo. USD Term SOFR + 0.91%)	#	10/15/2034	13,300,000	13,299,242

316	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Fortress Credit BSL XIII Ltd. Series 2021-2A Class AR†	4.692% (3 mo. USD Term SOFR + 1.00%)	#	7/20/2034	$17,340,600	$17,356,796
FS Rialto Issuer Ltd. Series 2021-FL2 Class A†	5.224% (1 mo. USD Term SOFR + 1.58%)	#	5/16/2038	1,476,055	1,476,221
GreatAmerica Leasing Receivables Funding LLC Series 2025-1 Class A2†	4.52%		10/15/2027	8,350,980	8,360,987
GreatAmerica Leasing Receivables Funding LLC Series 2026-1 Class A2†	4.47%		1/16/2029	25,100,000	25,095,643
GreenSky Home Improvement Issuer Trust Series 2025-1A Class A2†	5.12%		3/25/2060	468,039	468,973
GreenSky Home Improvement Issuer Trust Series 2025-2A Class A2†	4.93%		6/25/2060	2,344,659	2,348,034
HPEFS Equipment Trust Series 2025-1A Class A2†	4.49%		9/20/2032	14,545,880	14,558,748
KKR CLO 26 Ltd. Series 26 Class ARR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	10/15/2034	28,900,000	28,925,519
KKR CLO 34 Ltd. Series 34A Class AR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	7/15/2034	29,350,000	29,380,495
LCM 33 Ltd. Series 33A Class AR†	4.909% (3 mo. USD Term SOFR + 1.18%)	#	7/20/2034	20,390,000	20,398,849
Lending Funding Trust Series 2020-2A Class A†	2.32%		4/21/2031	5,646,746	5,603,855
M&T Equipment LLC Series 2026-1A Class A2†	4.56%		3/19/2029	8,800,000	8,800,552
Madison Park Funding XIV Ltd. Series 2014-14A Class AR4†	4.693% (3 mo. USD Term SOFR + 0.96%)	#	10/22/2030	3,499,296	3,500,521
Man U.S. CLO Ltd. Series 2021-1A Class A1R†	4.847% (3 mo. USD Term SOFR + 1.15%)	#	10/15/2038	31,670,000	31,685,518
Mariner Finance Issuance Trust Series 2021-AA Class A†	1.86%		3/20/2036	2,128,901	2,111,954
Nassau Ltd. Series 2020-1A Class A1RR†	4.853% (3 mo. USD Term SOFR + 1.10%)	#	1/15/2035	28,380,000	28,382,157
Octagon 56 Ltd. Series 2021-1A Class AR†	4.803% (3 mo. USD Term SOFR + 1.05%)	#	10/15/2034	30,000,000	30,040,500
Octagon Investment Partners 51 Ltd. Series 2021-1A Class AR†	4.719% (3 mo. USD Term SOFR + 0.99%)	#	7/20/2034	60,250,000	60,321,035
OneMain Financial Issuance Trust Series 2021-1A Class A1†	1.55%		6/16/2036	15,303,073	15,040,048
PEAC Solutions Receivables LLC Series 2024-1A Class A2†	5.79%		6/21/2027	4,693,265	4,705,950

See Notes to Schedule of Investments.	317

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
PEAC Solutions Receivables LLC Series 2024-1A Class A3†	5.64%		11/20/2030	$8,075,000	$8,149,674
PEAC Solutions Receivables LLC Series 2024-2A Class A2†	4.74%		4/20/2027	570,159	570,316
PEAC Solutions Receivables LLC Series 2025-1A Class A2†	4.94%		10/20/2028	15,382,154	15,421,875
PEAC Solutions Receivables LLC Series 2026-1A Class A2†	4.27%		10/20/2028	36,235,000	36,131,578
Post CLO Ltd. Series 2021-1A Class AR†	4.833% (3 mo. USD Term SOFR + 1.08%)	#	10/15/2034	50,000,000	50,051,950
Post Road Equipment Finance LLC Series 2025-1A Class A2†	4.90%		5/15/2031	21,260,114	21,320,941
RR 20 Ltd. Series 2022-20A Class A1R†	4.743% (3 mo. USD Term SOFR + 0.99%)	#	7/15/2037	5,020,000	5,024,131
SCF Equipment Leasing LLC Series 2025-1A Class A2†	4.82%		7/22/2030	3,157,653	3,158,130
SCF Equipment Leasing LLC Series 2025-2A Class A2†	4.26%		12/22/2031	27,715,561	27,669,501
Shackleton CLO Ltd. Series 2019-14A Class A1RR†	4.929% (3 mo. USD Term SOFR + 1.20%)	#	7/20/2034	12,200,000	12,209,760
Signal Peak CLO 4 Ltd. Series 2017-4A Class AR2†	4.93% (3 mo. USD Term SOFR + 1.12%)	#	10/26/2034	36,360,000	36,386,834
T-Mobile U.S. Trust Series 2025-1A Class A†	4.74%		11/20/2029	45,050,000	45,150,425
Trinitas CLO XX Ltd. Series 2022-20A Class A1R†	4.769% (3 mo. USD Term SOFR + 1.04%)	#	7/20/2035	10,000,000	10,004,860
Venture 28A CLO Ltd. Series 2017-28AA Class A1RR†	4.839% (3 mo. USD Term SOFR + 1.11%)	#	10/20/2034	35,450,000	35,478,112
Venture 42 CLO Ltd. Series 2021-42A Class A1AR†	4.803% (3 mo. USD Term SOFR + 1.05%)	#	4/15/2034	18,038,125	18,046,386
Verdant Receivables LLC Series 2024-1A Class A2†	5.68%		12/12/2031	6,296,993	6,362,197
Verdant Receivables LLC Series 2025-1A Class A2†	4.85%		3/13/2028	8,145,595	8,161,708
Verizon Master Trust Series 2024-6 Class A1A	4.17%		8/20/2030	55,316,000	55,180,703
Total					1,431,535,253
Total Asset-Backed Securities (cost $4,505,567,569)					4,499,997,729

318	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
CORPORATE BONDS 49.63%

Aerospace/Defense 1.09%
Boeing Co.	2.70%		2/1/2027	$13,772,000	$13,674,396
Boeing Co.	2.80%		3/1/2027	5,000,000	4,959,554
Honeywell Aerospace, Inc.	3.90%		3/16/2028	44,625,000	44,150,550
Honeywell Aerospace, Inc.	4.279% (SOFR + 0.63%)	#	3/16/2029	35,700,000	35,782,384
Rockwell Collins, Inc.	3.50%		3/15/2027	16,567,000	16,446,816
Spirit AeroSystems, Inc.	4.60%		6/15/2028	66,560,000	66,372,015
Total					181,385,715

Agriculture 0.25%
Philip Morris International, Inc.	4.493% (SOFR + 0.83%)	#	4/28/2028	41,385,000	41,608,313

Airlines 0.22%
American Airlines Pass-Through Trust Class A(a)	3.375%		11/1/2028	20,874,026	20,689,470
United Airlines Pass-Through Trust Class A	5.875%		4/15/2029	15,436,519	15,579,588
Total					36,269,058

Auto Manufacturers 3.15%
American Honda Finance Corp.	4.363% (SOFR + 0.71%)	#	7/9/2027	22,231,000	22,263,869
American Honda Finance Corp.	4.375% (SOFR + 0.73%)	#	3/8/2027	43,359,000	43,413,955
American Honda Finance Corp.	4.417% (SOFR + 0.77%)	#	3/12/2027	26,612,000	26,652,537
American Honda Finance Corp.	4.55%		7/9/2027	43,508,000	43,553,111
Ford Motor Credit Co. LLC	4.95%		5/28/2027	45,086,000	45,107,038
Ford Motor Credit Co. LLC	5.113% (SOFR + 1.45%)	#	11/5/2026	33,421,000	33,481,059
Ford Motor Credit Co. LLC	5.80%		3/5/2027	13,616,000	13,684,120
Ford Motor Credit Co. LLC	5.85%		5/17/2027	84,523,000	85,063,906
Ford Motor Credit Co. LLC	7.35%		11/4/2027	7,088,000	7,267,680
General Motors Financial Co., Inc.	4.708% (SOFR + 1.05%)	#	7/15/2027	44,543,000	44,680,256
General Motors Financial Co., Inc.	5.013% (SOFR + 1.35%)	#	5/8/2027	26,796,000	26,925,832
Hyundai Capital America†	4.30%		9/24/2027	6,000,000	5,977,444
Hyundai Capital America†	4.77% (SOFR + 1.12%)	#	6/23/2027	30,538,000	30,675,572
Hyundai Capital America†	5.153% (SOFR + 1.50%)	#	1/8/2027	30,859,000	30,961,711

See Notes to Schedule of Investments.	319

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Finance U.S., Inc.†	1.711%		1/29/2027	$32,280,000	$31,867,503
Stellantis Finance U.S., Inc.†(a)	5.625%		1/12/2028	8,766,000	8,808,947
Volkswagen Group of America Finance LLC†	5.30%		3/22/2027	26,160,000	26,260,260
Total					526,644,800

Banks 23.47%
Australia & New Zealand Banking Group Ltd. (Australia)†(b)	4.234% (SOFR + 0.59%)	#	12/8/2028	10,952,000	10,981,990
Bank of America Corp.	3.593% (3 mo. USD Term SOFR + 1.63%)	#	7/21/2028	56,831,000	56,345,761
Bank of America Corp.	3.705% (3 mo. USD Term SOFR + 1.77%)	#	4/24/2028	25,632,000	25,488,371
Bank of America Corp.	5.933% (SOFR + 1.34%)	#	9/15/2027	13,059,000	13,067,661
Bank of Ireland Group PLC (Ireland)†(b)	2.029% (1 yr. CMT + 1.10%)	#	9/30/2027	89,970,000	89,787,356
Bank of Montreal (Canada)(b)	4.10% (SOFR + 0.53%)	#	12/15/2027	44,114,000	44,065,389
Bank of Montreal (Canada)(b)	4.807% (SOFR + 1.16%)	#	12/11/2026	26,605,000	26,669,071
Barclays PLC (United Kingdom)(b)	2.279% (1 yr. CMT + 1.05%)	#	11/24/2027	23,845,000	23,724,191
Barclays PLC (United Kingdom)(b)	5.674% (SOFR + 1.49%)	#	3/12/2028	41,505,000	41,764,360
Barclays PLC (United Kingdom)(b)	6.496% (SOFR + 1.88%)	#	9/13/2027	2,693,000	2,694,815
Barclays PLC (United Kingdom)(b)	7.385% (1 yr. CMT + 3.30%)	#	11/2/2028	17,232,000	17,722,704
BNP Paribas SA (France)†(b)	1.904% (SOFR + 1.61%)	#	9/30/2028	56,367,000	54,680,720
BNP Paribas SA (France)†(b)	3.50%		11/16/2027	20,000,000	19,730,580
BPCE SA (France)†(b)	2.045% (SOFR + 1.09%)	#	10/19/2027	21,220,000	21,148,173
CaixaBank SA (Spain)†(b)	6.208% (SOFR + 2.70%)	#	1/18/2029	23,561,000	23,992,745
Canadian Imperial Bank of Commerce (Canada)(b)	4.577% (SOFR + 0.93%)	#	9/11/2027	43,390,000	43,397,305
Citibank NA	4.378% (SOFR + 0.71%)	#	11/19/2027	43,762,000	43,800,631
Citibank NA	4.448% (SOFR + 0.78%)	#	5/29/2027	29,167,000	29,248,307

320	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Citigroup, Inc.	3.07% (SOFR + 1.28%)	#	2/24/2028	$112,142,000	$111,367,473
Citigroup, Inc.	3.52% (3 mo. USD Term SOFR + 1.41%)	#	10/27/2028	53,607,000	52,928,942
Citigroup, Inc.	3.668% (3 mo. USD Term SOFR + 1.65%)	#	7/24/2028	23,708,000	23,500,797
Citigroup, Inc.	3.887% (3 mo. USD Term SOFR + 1.82%)	#	1/10/2028	120,836,000	120,582,967
Citigroup, Inc.	4.658% (SOFR + 1.89%)	#	5/24/2028	6,220,000	6,220,350
Citigroup, Inc.	4.807% (SOFR + 1.14%)	#	5/7/2028	50,000,000	50,197,118
Danske Bank AS (Denmark)†(b)	1.549% (1 yr. CMT + 0.73%)	#	9/10/2027	46,836,000	46,803,784
Danske Bank AS (Denmark)†(b)	4.298% (1 yr. CMT + 1.75%)	#	4/1/2028	7,533,000	7,522,347
Deutsche Bank AG	2.311% (SOFR + 1.22%)	#	11/16/2027	28,064,000	27,926,996
First-Citizens Bank & Trust Co.	5.097% (SOFR + 1.15%)	#	7/13/2029	28,115,000	28,059,536
Goldman Sachs Bank USA	4.365% (SOFR + 0.72%)	#	6/3/2029	39,795,000	39,885,364
Goldman Sachs Group, Inc.	1.542% (SOFR + 0.82%)	#	9/10/2027	16,585,000	16,573,663
Goldman Sachs Group, Inc.	1.948% (SOFR + 0.91%)	#	10/21/2027	163,600,000	163,037,584
Goldman Sachs Group, Inc.	2.64% (SOFR + 1.11%)	#	2/24/2028	51,698,000	51,246,801
Goldman Sachs Group, Inc.	3.615% (SOFR + 1.85%)	#	3/15/2028	60,491,000	60,197,972
Goldman Sachs Group, Inc.	4.148% (SOFR + 0.71%)	#	1/21/2029	39,239,000	38,899,747
Goldman Sachs Group, Inc.	4.482% (SOFR + 1.73%)	#	8/23/2028	33,045,000	32,982,314
Goldman Sachs Group, Inc.	4.937% (SOFR + 1.32%)	#	4/23/2028	56,130,000	56,254,605
Goldman Sachs Group, Inc.	4.952% (SOFR + 1.29%)	#	4/23/2028	27,595,000	27,731,933
HSBC Holdings PLC (United Kingdom)(b)	4.755% (SOFR + 2.11%)	#	6/9/2028	23,368,000	23,378,359
HSBC Holdings PLC (United Kingdom)(b)	5.13% (SOFR + 1.04%)	#	11/19/2028	30,000,000	30,135,696

See Notes to Schedule of Investments.	321

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
HSBC Holdings PLC (United Kingdom)(b)	5.597% (SOFR + 1.06%)	#	5/17/2028	$10,445,000	$10,512,901
HSBC Holdings PLC (United Kingdom)(a)(b)	7.39% (SOFR + 3.35%)	#	11/3/2028	4,853,000	5,001,470
Huntington National Bank	4.373% (SOFR + 0.72%)	#	4/12/2028	40,380,000	40,408,298
ING Groep NV (Netherlands)(b)	4.017% (SOFR + 1.83%)	#	3/28/2028	77,652,000	77,451,579
JPMorgan Chase & Co.	2.182% (SOFR + 1.89%)	#	6/1/2028	22,708,000	22,301,468
JPMorgan Chase & Co.	2.947% (SOFR + 1.17%)	#	2/24/2028	6,071,000	6,026,563
JPMorgan Chase & Co.	3.54% (3 mo. USD Term SOFR + 1.64%)	#	5/1/2028	73,536,000	73,034,689
JPMorgan Chase & Co.	3.782% (3 mo. USD Term SOFR + 1.60%)	#	2/1/2028	76,568,000	76,338,984
JPMorgan Chase & Co.	4.323% (SOFR + 1.56%)	#	4/26/2028	14,019,000	13,993,952
JPMorgan Chase & Co.	4.851% (SOFR + 1.99%)	#	7/25/2028	40,543,000	40,642,027
JPMorgan Chase & Co.	4.979% (SOFR + 0.93%)	#	7/22/2028	39,555,000	39,701,039
JPMorgan Chase & Co.	5.571% (SOFR + 0.93%)	#	4/22/2028	35,000,000	35,214,671
JPMorgan Chase Bank NA	4.645% (SOFR + 1.00%)	#	12/8/2026	26,705,000	26,741,004
Lloyds Banking Group PLC (United Kingdom)(b)	5.462% (1 yr. CMT + 1.38%)	#	1/5/2028	27,845,000	27,934,056
Macquarie Bank Ltd. (Australia)†(b)	4.569% (SOFR + 0.92%)	#	7/2/2027	22,238,000	22,348,745
Macquarie Group Ltd. (Australia)†(b)	1.935% (SOFR + 1.00%)	#	4/14/2028	12,269,000	12,059,867
Morgan Stanley	2.475% (SOFR + 1.00%)	#	1/21/2028	58,609,000	58,146,791
Morgan Stanley	3.591%	#(c)	7/22/2028	21,685,000	21,469,942
Morgan Stanley	4.21% (SOFR + 1.61%)	#	4/20/2028	99,045,000	98,802,371
Morgan Stanley	4.868% (SOFR + 0.85%)	#	7/12/2029	11,025,000	11,027,775
Morgan Stanley	5.652% (SOFR + 1.01%)	#	4/13/2028	36,460,000	36,689,164
Morgan Stanley Bank NA	4.343% (SOFR + 0.69%)	#	10/15/2027	44,357,000	44,377,711

322	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Morgan Stanley Bank NA	4.447% (SOFR + 0.68%)	#	10/15/2027	$22,404,000	$22,406,283
Morgan Stanley Bank NA	4.952% (SOFR + 1.08%)	#	1/14/2028	17,747,000	17,777,740
Morgan Stanley Bank NA	5.504% (SOFR + 0.87%)	#	5/26/2028	22,245,000	22,388,225
Morgan Stanley Private Bank NA	4.204% (SOFR + 0.78%)	#	11/17/2028	48,424,000	48,160,843
Morgan Stanley Private Bank NA	4.422% (SOFR + 0.77%)	#	7/6/2028	43,274,000	43,353,082
NatWest Group PLC (United Kingdom)(b)	3.073% (1 yr. CMT + 2.55%)	#	5/22/2028	28,606,000	28,297,088
NatWest Markets PLC (United Kingdom)†(b)	4.58% (SOFR + 0.93%)	#	3/27/2029	44,657,000	44,859,980
NatWest Markets PLC (United Kingdom)†(b)	4.598% (SOFR + 0.95%)	#	3/21/2028	31,796,000	32,005,026
PNC Financial Services Group, Inc.	4.618% (SOFR + 0.68%)	#	10/26/2029	44,462,000	44,315,524
Royal Bank of Canada (Canada)(b)	4.379% (SOFR + 0.72%)	#	10/18/2027	34,533,000	34,553,957
Santander U.K. Group Holdings PLC (United Kingdom)(b)	3.823% (3 mo. USD LIBOR + 1.40%)	#	11/3/2028	67,687,000	66,918,701
Skandinaviska Enskilda Banken AB (Sweden)†(b)	4.535% (SOFR + 0.89%)	#	3/5/2027	22,357,000	22,425,905
Societe Generale SA (France)†(b)	2.797% (1 yr. CMT + 1.30%)	#	1/19/2028	103,244,000	102,479,696
Societe Generale SA (France)†(b)	4.766% (SOFR + 1.10%)	#	2/19/2027	30,443,000	30,546,781
Standard Chartered PLC (United Kingdom)†(b)	2.608% (1 yr. CMT + 1.18%)	#	1/12/2028	20,344,000	20,197,747
State Street Bank & Trust Co.	4.127% (SOFR + 0.46%)	#	11/25/2026	13,196,000	13,204,949
State Street Corp.	4.301% (SOFR + 0.64%)	#	10/22/2027	16,201,000	16,241,811
State Street Corp.(a)	4.543% (SOFR + 0.95%)	#	4/24/2028	11,428,000	11,433,438
Sumitomo Mitsui Trust Bank Ltd. (Japan)†(b)	4.624% (SOFR + 0.98%)	#	9/10/2027	21,412,000	21,545,444
Toronto-Dominion Bank (Canada)(b)	3.625% (5 yr. USD Swap + 2.21%)	#	9/15/2031	142,985,000	142,923,046
Toronto-Dominion Bank (Canada)(b)	4.268% (SOFR + 0.62%)	#	12/17/2026	43,904,000	43,953,864

See Notes to Schedule of Investments.	323

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Banks (continued)
Toronto-Dominion Bank (Canada)(b)	4.483% (SOFR + 0.82%)	#	1/31/2028	$33,211,000	$33,384,016
Truist Bank	4.433% (SOFR + 0.77%)	#	7/24/2028	34,591,000	34,662,361
U.S. Bank NA	4.351% (SOFR + 0.69%)	#	10/22/2027	51,851,000	51,881,657
U.S. Bank NA	4.575% (SOFR + 0.91%)	#	5/15/2028	45,959,000	46,117,705
UBS AG	4.302% (SOFR + 0.81%)	#	3/16/2029	25,285,000	25,147,280
UBS Group AG (Switzerland)†(b)	3.869% (3 mo. USD LIBOR + 1.41%)	#	1/12/2029	24,699,000	24,422,972
UBS Group AG (Switzerland)†(b)	4.253%		3/23/2028	32,802,000	32,610,183
UBS Group AG (Switzerland)†(b)	4.282%		1/9/2028	64,233,000	63,978,505
UBS Group AG (Switzerland)†(b)	4.751% (1 yr. CMT + 1.75%)	#	5/12/2028	14,580,000	14,590,954
UBS Group AG (Switzerland)†(b)	6.442% (SOFR + 3.70%)	#	8/11/2028	3,235,000	3,288,291
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	71,617,000	70,454,814
Wells Fargo & Co.	3.526% (SOFR + 1.51%)	#	3/24/2028	42,145,000	41,910,991
Wells Fargo & Co.	3.584% (3 mo. USD Term SOFR + 1.57%)	#	5/22/2028	58,418,000	58,010,316
Wells Fargo & Co.	4.90% (SOFR + 0.78%)	#	1/24/2028	35,391,000	35,449,032
Wells Fargo & Co.	5.707% (SOFR + 1.07%)	#	4/22/2028	118,058,000	118,888,403
Zions Bancorp NA	4.704% (SOFR + 1.16%)	#	8/18/2028	33,075,000	32,961,391
Total					3,921,717,546

Beverages 0.53%
Bacardi Ltd.†	4.70%		5/15/2028	33,547,000	33,386,939
JDE Peet’s NV (Netherlands)†(b)	1.375%		1/15/2027	29,166,000	28,814,174
Keurig Dr. Pepper, Inc.	4.528% (SOFR + 0.88%)	#	3/15/2027	26,617,000	26,684,833
Total					88,885,946

Biotechnology 0.18%
Illumina, Inc.	4.65%		9/9/2026	6,466,000	6,466,399
Illumina, Inc.	5.75%		12/13/2027	9,047,000	9,153,156
Royalty Pharma PLC	1.75%		9/2/2027	15,283,000	14,891,109
Total					30,510,664

324	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Building Materials 0.25%
Amrize Finance U.S. LLC	4.60%		4/7/2027	$42,162,000	$42,236,330

Chemicals 0.01%
Equate Petrochemical Co. KSCC (Kuwait)(b)	4.25%		11/3/2026	2,250,000	2,246,004

Commercial Services 0.05%
Ashtead Capital, Inc.†	4.375%		8/15/2027	8,992,000	8,974,577

Computers 0.07%
Hewlett Packard Enterprise Co.	4.45%		9/25/2026	11,388,000	11,390,065

Diversified Financial Services 3.01%
Aircastle Ltd.†	6.50%		7/18/2028	37,661,000	38,655,819
Atlas Warehouse Lending Co. LP†	6.05%		1/15/2028	26,678,000	26,970,606
Aviation Capital Group LLC†	1.95%		9/20/2026	17,121,000	17,099,192
Aviation Capital Group LLC†	3.50%		11/1/2027	17,521,000	17,252,144
Aviation Capital Group LLC†	6.25%		4/15/2028	24,178,000	24,621,229
Avolon Holdings Funding Ltd. (Ireland)†(b)	2.528%		11/18/2027	31,445,000	30,600,597
Avolon Holdings Funding Ltd. (Ireland)†(b)	3.25%		2/15/2027	13,383,000	13,308,194
Avolon Holdings Funding Ltd. (Ireland)†(b)	4.95%		1/15/2028	20,643,000	20,678,187
Avolon Holdings Funding Ltd. (Ireland)†(b)	6.375%		5/4/2028	13,465,000	13,758,726
Equitable America Global Funding†	3.95%		9/15/2027	14,152,000	14,067,455
Jefferies Financial Group, Inc.	4.85%		1/15/2027	7,227,000	7,233,003
LPL Holdings, Inc.†	4.625%		11/15/2027	16,696,000	16,588,423
Macquarie Airfinance Holdings Ltd. (United Kingdom)†(b)	5.20%		3/27/2028	103,354,000	103,714,811
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%		3/15/2027	8,539,000	8,527,766
Stellantis Financial Services U.S. Corp.†	5.338% (SOFR + 1.69%)	#	9/15/2028	36,610,000	36,702,571
Sumisho Air Lease Corp.†	4.40%		3/24/2028	26,062,000	25,912,699
Sumisho Air Lease Corp.	5.30%		2/1/2028	41,072,000	41,313,970
Sumisho Air Lease Corp.	5.85%		12/15/2027	44,645,000	45,233,953
Total					502,239,345

Electric 3.56%
Alexander Funding Trust II†	7.467%		7/31/2028	12,000,000	12,473,767
Capital Power U.S. Holdings, Inc.†	5.257%		6/1/2028	5,519,000	5,529,048
Cleveland Electric Illuminating Co.†	3.50%		4/1/2028	19,355,000	18,947,656
Consolidated Edison Co. of New York, Inc.	4.186% (SOFR + 0.52%)	#	11/18/2027	13,174,000	13,179,918
Constellation Energy Generation LLC	4.625%		2/1/2029	48,541,000	48,044,726

See Notes to Schedule of Investments.	325

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric (continued)
Duke Energy Progress LLC	4.35%		3/6/2027	$15,894,000	$15,904,446
Duquesne Light Holdings, Inc.†	3.616%		8/1/2027	13,522,000	13,384,662
ENEL Finance International NV (Netherlands)†(b)	2.125%		7/12/2028	16,343,000	15,566,840
ENEL Finance International NV (Netherlands)†(b)	3.50%		4/6/2028	22,209,000	21,782,008
Fells Point Funding Trust†	3.046%		1/31/2027	13,000,000	12,922,482
Georgia Power Co.	3.928% (SOFR + 0.28%)	#	9/15/2026	30,747,000	30,747,765
NextEra Energy Capital Holdings, Inc.	4.464% (SOFR + 0.80%)	#	2/4/2028	24,870,000	24,970,393
NextEra Energy Capital Holdings, Inc.	4.685%		9/1/2027	19,071,000	19,120,531
NRG Energy, Inc.†	2.45%		12/2/2027	28,138,000	27,332,607
Pacific Gas & Electric Co.	4.65%		8/1/2028	18,600,000	18,555,754
Palomino Funding Trust I†	7.233%		5/17/2028	17,906,000	18,476,611
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(b)	4.125%		5/15/2027	53,889,000	53,678,407
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)(b)	5.45%		5/21/2028	5,480,000	5,500,314
Vistra Operations Co. LLC†	3.70%		1/30/2027	30,306,000	30,195,686
Vistra Operations Co. LLC†	5.00%		7/31/2027	175,656,000	175,586,177
Vistra Operations Co. LLC†	5.05%		12/30/2026	13,292,000	13,333,577
Total					595,233,375

Engineering & Construction 0.23%
MasTec, Inc.†	4.50%		8/15/2028	18,405,000	18,190,935
Mexico City Airport Trust (Mexico)(b)	4.25%		10/31/2026	20,573,000	20,551,810
Total					38,742,745

Food 0.28%
Campbell’s Co.	5.20%		3/19/2027	7,282,000	7,316,255
Conagra Brands, Inc.	1.375%		11/1/2027	10,663,000	10,257,803
Flowers Foods, Inc.	3.50%		10/1/2026	23,525,000	23,510,723
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings (Netherlands)(a)(b)	2.50%		1/15/2027	4,870,000	4,816,653
Total					45,901,434

Health Care-Products 1.09%
Augusta SpinCo Corp.	4.321%		9/23/2027	66,633,000	66,441,992
Baxter International, Inc.	4.45%		2/15/2029	39,585,000	39,061,153
Medline Borrower LP†	3.875%		4/1/2029	9,037,000	8,756,349
Medline Borrower LP/Medline Co-Issuer, Inc.†	6.25%		4/1/2029	66,946,000	68,098,810
Total					182,358,304

326	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Care-Services 0.25%
Fresenius Medical Care U.S. Finance III, Inc.†	1.875%		12/1/2026	$30,026,000	$29,804,375
HCA, Inc.	4.537% (SOFR + 0.87%)	#	3/1/2028	12,336,000	12,384,260
Total					42,188,635

Insurance 3.56%
AEGON Funding Co. LLC†	5.50%		4/16/2027	14,595,000	14,669,374
Aon Corp.	8.205%		1/1/2027	26,360,000	26,653,313
Athene Global Funding†(a)	3.205%		3/8/2027	15,231,000	15,091,875
Athene Global Funding†	4.648% (SOFR + 1.00%)	#	9/18/2028	35,000,000	35,156,652
Athene Global Funding†	4.83%		5/9/2028	16,643,000	16,576,590
Athene Global Funding†	4.86% (SOFR + 1.21%)	#	3/25/2027	26,628,000	26,691,625
Brighthouse Financial Global Funding†	2.00%		6/28/2028	6,850,000	6,458,654
Brighthouse Financial Global Funding†	5.55%		4/9/2027	36,197,000	36,295,015
Brown & Brown, Inc.	4.60%		12/23/2026	13,088,000	13,099,464
CNO Global Funding †	1.75%		10/7/2026	9,962,000	9,937,902
Corebridge Global Funding†	4.403% (SOFR + 0.75%)	#	1/7/2028	42,614,000	42,566,153
Corebridge Global Funding†	4.95% (SOFR + 1.30%)	#	9/25/2026	29,760,000	29,779,120
F&G Global Funding†	2.00%		9/20/2028	20,583,000	19,255,724
F&G Global Funding†	4.97% (SOFR + 1.33%)	#	9/8/2028	35,756,000	35,777,473
Jackson National Life Global Funding†	4.597% (SOFR + 0.95%)	#	9/12/2028	46,632,000	46,795,083
Jackson National Life Global Funding†	4.625% (SOFR + 0.97%)	#	1/14/2028	42,738,000	42,876,151
Jackson National Life Global Funding†	4.70%		6/5/2028	19,659,000	19,577,581
Jackson National Life Global Funding†	4.90%		1/13/2027	22,227,000	22,264,345
Jackson National Life Insurance Co.†	8.15%		3/15/2027	17,140,000	17,390,796
Marsh & McLennan Cos., Inc.	4.363% (SOFR + 0.70%)	#	11/8/2027	12,980,000	13,030,131
MGIC Investment Corp.	5.25%		8/15/2028	6,555,000	6,541,290
Principal Life Global Funding II†	4.476% (SOFR + 0.81%)	#	8/18/2028	21,650,000	21,772,097
Sammons Financial Group Global Funding†	4.495% (SOFR + 0.85%)	#	9/2/2027	60,111,000	60,110,709
Sammons Financial Group, Inc.†	4.45%		5/12/2027	15,730,000	15,674,489
Total					594,041,606

See Notes to Schedule of Investments.	327

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Internet 0.21%
Alphabet, Inc.	4.103% (SOFR + 0.44%)	#	8/10/2028	$17,655,000	$17,686,816
Amazon.com, Inc.	3.85%		3/13/2028	17,483,000	17,322,249
Total					35,009,065

Leisure Time 0.74%
Carnival Corp. Ltd.†	4.00%		8/1/2028	91,224,000	89,364,216
Royal Caribbean Cruises Ltd.†	5.375%		7/15/2027	30,074,000	30,111,300
Royal Caribbean Cruises Ltd.†	5.50%		4/1/2028	4,534,000	4,569,335
Total					124,044,851

Lodging 0.02%
Las Vegas Sands Corp.	5.90%		6/1/2027	3,756,000	3,786,587

Machinery: Construction & Mining 0.28%
Vertiv Group Corp.†	4.125%		11/15/2028	47,611,000	47,204,054

Media 0.10%
Comcast Cable Communications LLC	8.50%		5/1/2027	5,455,000	5,587,780
Cox Communications, Inc.	6.80%		8/1/2028	10,030,000	10,286,972
Total					15,874,752

Mining 0.50%
Freeport-McMoRan, Inc.	5.00%		9/1/2027	20,619,000	20,623,184
Glencore Funding LLC†	4.402% (SOFR + 0.75%)	#	10/1/2026	15,806,000	15,811,320
Glencore Funding LLC†	4.712% (SOFR + 1.06%)	#	4/4/2027	23,809,000	23,897,007
Rio Tinto Finance USA PLC (United Kingdom)(b)	4.375%		3/12/2027	6,645,000	6,648,113
Rio Tinto Finance USA PLC (United Kingdom)(b)	4.487% (SOFR + 0.84%)	#	3/14/2028	15,902,000	16,002,527
Total					82,982,151

Miscellaneous Manufacturing 0.38%
Eaton Corp.	3.85%		3/6/2028	64,390,000	63,702,103

Oil & Gas 1.11%
Chevron USA, Inc.	4.027% (SOFR + 0.36%)	#	2/26/2027	13,300,000	13,310,537
ConocoPhillips Co.	4.40%		7/15/2027	10,500,000	10,491,405
Continental Resources, Inc.†	2.268%		11/15/2026	4,625,000	4,605,396
Continental Resources, Inc.	4.375%		1/15/2028	28,339,000	28,133,599
Devon Energy Corp.†	3.90%		5/15/2027	17,620,000	17,559,244
Expand Energy Corp.	5.375%		2/1/2029	50,082,000	50,091,296

328	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
HF Sinclair Corp.	5.00%		2/1/2028	$10,304,000	$10,286,520
KazMunayGas National Co. JSC (Kazakhstan)(b)	4.75%		4/19/2027	13,950,000	13,962,314
KazMunayGas National Co. JSC (Kazakhstan)(b)	4.75%		4/19/2027	8,975,000	8,982,923
Permian Resources Operating LLC†	5.875%		7/1/2029	28,667,000	28,713,588
Total					186,136,822

Packaging & Containers 0.02%
Sonoco Products Co.	4.45%		9/1/2026	2,475,000	2,475,000

Pharmaceuticals 1.22%
AbbVie, Inc.	3.775%		3/3/2028	27,512,000	27,192,864
Bayer Corp.†	6.65%		2/15/2028	13,666,000	14,007,273
Bayer U.S. Finance II LLC†	4.375%		12/15/2028	38,019,000	37,523,706
Bayer U.S. Finance LLC†	6.125%		11/21/2026	42,686,000	42,779,763
GlaxoSmithKline Capital PLC (United Kingdom)(a)(b)	4.147% (SOFR + 0.50%)	#	3/12/2027	33,206,000	33,252,143
Novartis Capital Corp.	4.183% (SOFR + 0.52%)	#	11/5/2028	21,946,000	21,966,994
Pfizer, Inc.	3.875%		11/15/2027	27,704,000	27,543,046
Total					204,265,789

Pipelines 0.43%
Cheniere Energy, Inc.	4.625%		10/15/2028	13,588,000	13,516,774
Energy Transfer LP†	6.00%		2/1/2029	17,209,000	17,299,072
South Bow USA Infrastructure Holdings LLC	4.911%		9/1/2027	22,149,000	22,177,737
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00%		1/15/2028	18,534,000	18,527,102
Total					71,520,685

REITS 1.83%
Crown Castle, Inc.	3.80%		2/15/2028	18,322,000	18,051,329
EPR Properties	4.95%		4/15/2028	3,979,000	3,973,055
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.25%		2/1/2027	109,612,000	109,450,498
Public Storage Operating Co.	4.359% (SOFR + 0.70%)	#	4/16/2027	21,144,000	21,189,421
SBA Communications Corp.	3.875%		2/15/2027	51,057,000	50,902,767
VICI Properties LP/VICI Note Co., Inc.†	3.75%		2/15/2027	31,779,000	31,649,283
VICI Properties LP/VICI Note Co., Inc.†	4.50%		1/15/2028	3,000,000	2,976,026
VICI Properties LP/VICI Note Co., Inc.†	5.75%		2/1/2027	16,659,000	16,689,433
WEA Finance LLC†	2.875%		1/15/2027	50,818,000	50,503,398
Total					305,385,210

See Notes to Schedule of Investments.	329

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 1.04%
Fiserv, Inc.	2.25%		6/1/2027	$3,187,000	$3,136,622
Oracle Corp.	2.30%		3/25/2028	4,427,000	4,237,547
Oracle Corp.	2.80%		4/1/2027	44,791,000	44,347,290
Oracle Corp.	4.424% (SOFR + 0.76%)	#	8/3/2028	33,302,000	32,919,611
Oracle Corp.	4.55%		2/4/2029	24,785,000	24,228,838
Oracle Corp.	4.774% (SOFR + 1.11%)	#	2/4/2029	45,537,000	45,140,715
Oracle Corp.	4.80%		8/3/2028	19,511,000	19,376,741
Total					173,387,364

Telecommunications 0.50%
NTT Finance Corp. (Japan)†(b)	4.475% (SOFR + 0.83%)	#	6/20/2029	28,463,000	28,485,440
NTT Finance Corp. (Japan)†(b)	4.567%		7/16/2027	6,332,000	6,334,576
NTT Finance Corp. (Japan)†(b)	4.729% (SOFR + 1.08%)	#	7/16/2028	21,581,000	21,723,818
NTT Finance Corp. (Japan)†(b)	4.741%		3/31/2028	26,600,000	26,558,482
Total					83,102,316
Total Corporate Bonds (cost $8,293,664,606)					8,291,451,211

FLOATING RATE LOANS(d) 5.31%

Biotechnology 0.53%
Biogen, Inc. 2026 Delayed Draw Term Loan (2027)	4.389% (1 mo. USD Term SOFR + 0.75%)		5/11/2027	44,511,000	44,483,403
Biogen, Inc. 2026 Delayed Draw Term Loan (2028)	4.639% (1 mo. USD Term SOFR + 1.00%)		5/12/2028	44,511,000	44,371,903
Total					88,855,306

Chemicals 0.14%
Chevron Phillips Chemical Co. LLC Term Loan	4.753% (1 mo. USD Term SOFR + 1.00%)		5/9/2027	23,926,000	23,911,046

Diversified Financial Services 0.11%
Air Lease Corp. 1st Lien Term Loan	5.006% (1 mo. USD Term SOFR + 1.20%)		11/24/2026	17,729,600	17,751,762

Electric 0.05%
Cleco Power LLC Term Loan	5.188% (1 mo. USD Term SOFR + 1.50%)		4/24/2028	9,075,000	9,063,656

330	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electronics 0.62%
Amphenol Corp. Delayed Draw Term Loan	4.392% (1 mo. USD Term SOFR + 0.75%)		1/8/2027	$17,547,292	$17,558,259
Honeywell International, Inc. Term Loan A1	4.561% (1 mo. USD Term SOFR + 0.88%)		5/7/2027	50,521,136	50,521,136
Hubbell, Inc. Delayed Draw Term Loan	4.706% (1 mo. USD Term SOFR + 1.00%)		9/29/2028	35,463,000	35,396,507
Total					103,475,902

Health Care Products 0.20%
Augusta SpinCo Corp. Tranche 2 Term Loan	–	(e)	1/7/2028	9,325,444	9,331,273
GE HealthCare Technologies, Inc. Term Loan	–	(e)	12/12/2028	22,500,000	22,500,000
Solventum Corp. Term Loan	4.989% (1 mo. USD Term SOFR + 1.25%)		3/8/2027	1,683,674	1,686,830
Total					33,518,103

Machinery: Construction & Mining 0.27%
Oshkosh Corp. Term Loan	4.586% (1 mo. USD Term SOFR + 0.90%)		3/23/2027	44,294,000	44,321,684

Miscellaneous Manufacture 0.57%
ITT, Inc. Delayed Draw Term Loan	4.81% (1 mo. USD Term SOFR + 1.13%)		2/18/2028	95,002,435	94,824,305

Oil & Gas 0.20%
Antero Resources Corp. Term Loan	5.286% (1 mo. USD Term SOFR + 1.50%)		2/3/2029	32,911,393	33,055,380

Pipelines 0.25%
Gray Oak Pipeline LLC Delayed Draw Term Loan	5.103% (3 mo. USD Term SOFR + 1.25%)		10/14/2026	41,385,000	41,356,031

Real Estate Investment Trusts 0.53%
Host Hotels & Resorts LP 2023 Term Loan A1	4.586% (1 mo. USD Term SOFR + 0.90%)		1/4/2027	44,760,333	44,760,333
Invitation Homes Operating Partnership LP 2024 Term Loan	4.503% (1 mo. USD Term SOFR + 0.85%)		9/11/2028	44,000,000	43,670,000
Total					88,430,333

Retail 0.95%
7-Eleven, Inc. Term Loan (2028)	4.957% (3 mo. USD Term SOFR + 1.20%)		12/11/2028	35,500,000	35,477,813
Lowes Cos., Inc. Delayed Draw Term Loan	4.761% (3 mo. USD Term SOFR + 1.00%)		9/15/2028	123,983,000	123,288,695
Total					158,766,508

See Notes to Schedule of Investments.	331

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Software 0.26%
Oracle Corp. Term Loan A	5.036% (1 mo. USD Term SOFR + 1.25%)		8/16/2027	$43,829,260	$43,774,474

Telecommunications 0.51%
AT&T, Inc. 2025 Delayed Draw Term Loan (11500mm)	–	(e)	7/28/2028	68,613,143	68,698,909
Motorola Solutions, Inc. Term Loan	4.732% (3 mo. USD Term SOFR + 1.00%)		8/5/2027	16,222,667	16,212,528
Total					84,911,437

Utilities 0.12%
ENEL Finance America LLC Term Loan	5.123% (3 mo. USD Term SOFR + 1.25%)		11/20/2026	20,285,714	20,311,071
Total Floating Rate Loans (cost $888,505,749)					886,326,998

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.50%

Bermuda 0.09%
Bermuda Government International Bonds	3.717%		1/25/2027	14,610,000	14,611,315

Romania 0.06%
Romania Government International Bonds	3.00%		2/27/2027	10,840,000	10,736,473

South Korea 0.35%
Korea National Oil Corp.†	4.478% (SOFR + 0.83%)	#	4/3/2027	12,514,000	12,551,579
Korea National Oil Corp.†(a)	4.548% (SOFR + 0.90%)	#	9/30/2027	30,714,000	30,856,707
Korea National Oil Corp.†	4.735% (SOFR + 1.08%)	#	11/14/2026	15,000,000	15,036,060
Total					58,444,346
Total Foreign Government Obligations (cost $83,539,623)					83,792,134

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.78%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 Class A4	3.574%		2/15/2050	43,097,150	42,924,106
Bank Series 2017-BNK4 Class A3	3.362%		5/15/2050	8,105,687	8,058,402
Bank Series 2017-BNK4 Class A4	3.625%		5/15/2050	44,315,613	43,950,723
CD Mortgage Trust Series 2017-CD3 Class A3	3.356%		2/10/2050	10,997,056	10,964,096
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A4	3.572%		6/15/2050	14,042,373	13,921,590
Citigroup Commercial Mortgage Trust Series 2017-P7 Class A3	3.442%		4/14/2050	12,787,833	12,729,647

332	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust Series 2018-B2 Class A4	4.009%		3/10/2051	$16,115,000	$15,921,436
COMM Mortgage Trust Series 2017-COR2 Class A2	3.239%		9/10/2050	34,498,745	34,298,421
CSAIL Commercial Mortgage Trust Series 2017-C8 Class A3	3.127%		6/15/2050	22,579,544	22,366,761
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class A4	3.176%		9/15/2050	6,716,716	6,668,080
CSAIL Commercial Mortgage Trust Series 2018-CX11 Class A5	4.033%	#(f)	4/15/2051	20,784,524	20,536,026
CSMC Trust Series 2016-NXSR Class A4	3.795%	#(f)	12/15/2049	14,937,290	14,902,122
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-DNA3 Class M2†	7.993% (30 day USD SOFR Average + 4.35%)	#	4/25/2042	10,000,000	10,204,224
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	5/25/2044	5,028,627	5,046,908
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-DNA3 Class A1†	4.693% (30 day USD SOFR Average + 1.05%)	#	10/25/2044	4,292,750	4,289,121
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	7,122,628	7,129,083
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1 Class M1†	4.893% (30 day USD SOFR Average + 1.25%)	#	3/25/2044	2,410,262	2,410,616
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2 Class A1†	4.893% (30 day USD SOFR Average + 1.25%)	#	8/25/2044	14,997,500	15,003,973
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2025-DNA1 Class A1†	4.593% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	4,085,000	4,084,102
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R07 Class 2M1†	5.593% (30 day USD SOFR Average + 1.95%)	#	9/25/2043	840,869	841,975

See Notes to Schedule of Investments.	333

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R01 Class 1A1†	4.593% (30 day USD SOFR Average + 0.95%)	#	1/25/2045	$9,128,306	$9,114,644
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R02 Class 1A1†	4.643% (30 day USD SOFR Average + 1.00%)	#	2/25/2045	4,960,427	4,961,842
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R03 Class 2A1†	5.093% (30 day USD SOFR Average + 1.45%)	#	3/25/2045	3,084,130	3,090,992
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2A1†	4.643% (30 day USD SOFR Average + 1.00%)	#	7/25/2045	14,268,856	14,249,105
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2025-R05 Class 2M1†	4.843% (30 day USD SOFR Average + 1.20%)	#	7/25/2045	12,082,020	12,086,447
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2026-R01 Class 2M1†	4.643% (30 day USD SOFR Average + 1.00%)	#	1/25/2046	16,059,395	16,041,778
GS Mortgage Securities Trust Series 2017-GS5 Class A3	3.409%		3/10/2050	496,766	493,930
GS Mortgage Securities Trust Series 2017-GS5 Class A4	3.674%		3/10/2050	40,993,967	40,632,892
GS Mortgage Securities Trust Series 2017-GS7 Class A4	3.43%		8/10/2050	38,459,230	37,998,554
GS Mortgage Securities Trust Series 2017-GS8 Class A4	3.469%		11/10/2050	18,665,000	18,385,867
GS Mortgage Securities Trust Series 2018-GS10 Class A4	3.89%		7/10/2051	10,000,000	9,853,017
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A4	3.648%	#(f)	12/15/2049	6,589,000	6,565,256
JP Morgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A5	3.723%		3/15/2050	23,737,000	23,602,630
JPMCC Commercial Mortgage Securities Trust Series 2017-JP7 Class A5	3.454%		9/15/2050	37,656,136	37,163,176
JPMDB Commercial Mortgage Securities Trust Series 2016-C2 Class A4	3.144%		6/15/2049	1,187,033	1,166,853
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A4	3.544%		1/15/2049	1,974,356	1,933,054

334	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31 Class A5	3.102%		11/15/2049	$26,604,294	$26,536,871
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A3	3.459%		12/15/2049	3,147,052	3,138,105
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32 Class A4	3.72%		12/15/2049	30,542,000	30,448,279
Morgan Stanley Capital I Trust Series 2017-H1 Class A5	3.53%		6/15/2050	6,355,400	6,297,491
OBX Trust Series 2025-NQM21 Class A1FC†	4.917%	(g)	10/25/2065	5,168,370	5,123,524
UBS Commercial Mortgage Trust Series 2017-C1 Class A3	3.196%		6/15/2050	9,023,511	8,974,249
UBS Commercial Mortgage Trust Series 2017-C3 Class A3	3.167%		8/15/2050	32,347,000	31,910,131
UBS Commercial Mortgage Trust Series 2017-C4 Class A3	3.301%		10/15/2050	5,076,666	5,024,269
Verus Securitization Trust Series 2025-10 Class A1FC†	5.017%	(g)	6/25/2070	6,883,609	6,834,629
Wells Fargo Commercial Mortgage Trust Series 2016-C36 Class A4	3.065%		11/15/2059	12,321,948	12,268,163
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A5	3.794%		12/15/2049	36,475,000	36,371,626
Wells Fargo Commercial Mortgage Trust Series 2016-LC25 Class A4	3.64%		12/15/2059	11,923,560	11,897,251
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class A3	3.33%		12/15/2050	15,015,723	14,777,472
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class A4	3.631%		1/15/2060	65,016,000	64,755,169
Total Non-Agency Commercial Mortgage-Backed Securities (cost $794,703,323)					797,948,678

U.S. TREASURY OBLIGATIONS 2.95%
U.S. Treasury Inflation-Indexed Notes(h)	0.125%		4/15/2027	83,395,155	82,089,413
U.S. Treasury Notes	3.375%		2/29/2028	356,168,000	351,437,644
U.S. Treasury Notes	4.25%		11/30/2026	60,036,000	60,090,823
Total U.S. Treasury Obligations (cost $497,963,321)					493,617,880
Total Long-Term Investments (cost $15,063,944,191)					15,053,134,630

SHORT-TERM INVESTMENTS 10.06%

COMMERCIAL PAPER 9.60%

Auto Manufacturers 0.51%
Stellantis Financial Services U.S. Corp.†	4.107%		9/1/2026	23,500,000	23,500,000
Stellantis Financial Services U.S. Corp.†	4.351%		9/23/2026	19,000,000	18,950,305

See Notes to Schedule of Investments.	335

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Auto Manufacturers (continued)
Stellantis Financial Services U.S. Corp.†	4.415%	9/3/2026	$35,659,000	$35,650,402
Stellantis Financial Services U.S. Corp.†	4.451%	9/17/2026	7,725,000	7,709,996
Total				85,810,703

Beverages 0.79%
Bacardi-Martini BV†	4.383%	9/25/2026	15,000,000	14,957,000
Keurig Dr. Pepper, Inc.†	4.382%	9/11/2026	35,672,000	35,629,392
Keurig Dr. Pepper, Inc.†	4.492%	9/2/2026	50,000,000	49,993,889
Keurig Dr. Pepper, Inc.†	4.495%	9/9/2026	31,159,000	31,128,533
Total				131,708,814

Commercial Services 0.43%
Global Payments, Inc.	4.137%	9/1/2026	44,647,000	44,647,000
Global Payments, Inc.	4.221%	9/1/2026	13,394,000	13,394,000
Global Payments, Inc.	4.221%	9/4/2026	13,391,000	13,386,358
Total				71,427,358

Diversified Financial Services 1.08%
Brookfield Infrastructure Holdings Canada, Inc.	4.087%	10/6/2026	17,050,000	16,983,529
Brookfield Infrastructure Holdings Canada, Inc.	4.164%	11/12/2026	25,000,000	24,790,175
Brookfield Infrastructure Holdings Canada, Inc.	4.198%	9/2/2026	26,234,000	26,230,998
Brookfield Infrastructure Holdings Canada, Inc.	4.20%	9/2/2026	16,757,000	16,755,082
Brookfield Infrastructure Holdings Canada, Inc.	4.235%	9/3/2026	16,000,000	15,996,311
Brookfield Infrastructure Holdings Canada, Inc.	4.236%	9/3/2026	52,500,000	52,487,896
Brookfield Infrastructure Holdings Canada, Inc.	4.236%	9/3/2026	27,575,000	27,568,642
Total				180,812,633

Electric 1.93%
AES Corp.†	4.292%	9/2/2026	10,176,000	10,174,807
Constellation Energy Generation LLC†	4.441%	10/5/2026	22,266,000	22,175,575
Constellation Energy Generation LLC†	4.457%	10/30/2026	31,151,000	30,931,472
Enel Finance America LLC†	4.16%	9/18/2026	21,736,000	21,694,430
Evergy Missouri West, Inc.†	4.082%	9/1/2026	20,000,000	20,000,000
Evergy Missouri West, Inc.†	4.083%	9/10/2026	53,578,000	53,524,154
RWE AG†	4.507%	2/26/2027	44,438,000	43,510,281
RWE AG†	4.606%	4/21/2027	35,629,000	34,630,201
RWE AG†	4.669%	4/21/2027	88,265,000	85,762,197
Total				322,403,117

Electronics 0.16%
Arrow Electronics, Inc.†	4.234%	9/9/2026	26,781,000	26,756,183

Gas 0.05%
National Fuel Gas Co.	4.383%	9/25/2026	8,930,000	8,904,341

336	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care-Products 0.64%
Dentsply Sirona, Inc.†	4.44%	9/9/2026	$22,224,000	$22,202,517
Dentsply Sirona, Inc.†	4.443%	9/15/2026	22,224,000	22,186,404
Dentsply Sirona, Inc.†	4.516%	10/8/2026	22,324,000	22,222,357
Dentsply Sirona, Inc.†	4.528%	9/11/2026	21,872,000	21,844,964
Dentsply Sirona, Inc.†	4.533%	9/23/2026	17,500,000	17,452,410
Total				105,908,652

Health Care-Services 0.88%
Adventist Health System	Zero Coupon	9/16/2026	44,187,000	44,109,305
CommonSpirit Health	4.20%	11/18/2026	15,000,000	14,866,750
HCA, Inc.†	4.501%	10/6/2026	17,514,000	17,439,419
HCA, Inc.†	4.515%	9/23/2026	26,660,000	26,588,477
HCA, Inc.†	4.529%	10/16/2026	44,215,000	43,972,370
Total				146,976,321

Investment Companies 0.07%
HA Sustainable Infrastructure Capital, Inc.†	4.124%	9/3/2026	11,511,000	11,508,403

Leisure Time 0.41%
Harley-Davidson Financial Services, Inc.†	4.713%	9/25/2026	22,169,000	22,101,015
Harley-Davidson Financial Services, Inc.†	4.775%	9/11/2026	28,821,000	28,783,693
Harley-Davidson Financial Services, Inc.†	5.164%	10/5/2026	17,760,000	17,675,462
Total				68,560,170

Oil & Gas 0.99%
Antero Resources Corp.†	4.345%	9/4/2026	23,600,000	23,591,583
Antero Resources Corp.†	4.424%	9/25/2026	15,000,000	14,956,500
Antero Resources Corp.†	4.425%	9/25/2026	22,318,000	22,253,278
Antero Resources Corp.†	4.426%	9/25/2026	17,000,000	16,950,700
Antero Resources Corp.†	4.451%	9/25/2026	27,660,000	27,579,417
Antero Resources Corp.†	4.451%	9/25/2026	44,617,000	44,487,016
Antero Resources Corp.†	4.452%	9/25/2026	15,000,000	14,956,300
Total				164,774,794

Pharmaceuticals 0.22%
Bayer Corp.†	4.078%	12/10/2026	37,000,000	36,568,617

Pipelines 0.16%
Western Midstream Operating LP†	4.16%	9/4/2026	17,854,000	17,847,900
Western Midstream Operating LP†	4.248%	9/1/2026	9,525,000	9,525,000
Total				27,372,900

See Notes to Schedule of Investments.	337

Schedule of Investments (unaudited)(continued)

ULTRA SHORT BOND FUND August 31, 2026

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Telecommunications 1.28%
TELUS Corp.†	4.36%	11/2/2026	$75,000,000	$74,445,075
TELUS Corp.†	4.449%	12/23/2026	15,000,000	14,792,711
TELUS Corp.†	4.562%	12/21/2026	66,511,000	65,609,091
TELUS Corp.†	4.59%	10/7/2026	43,300,000	43,108,181
TELUS Corp.†	4.594%	10/13/2026	16,169,000	16,085,433
Total				214,040,491
Total Commercial Paper (cost $1,603,566,540)				1,603,533,497

REPURCHASE AGREEMENTS 0.35%
Repurchase Agreement dated 8/31/2026, 3.250% due 9/1/2026 with Fixed Income Clearing Corp. collateralized by $44,236,000 of U.S. Treasury Inflation Indexed Note at 0.375% due 1/15/2027; value: $60,629,765; proceeds: $59,446,145 (cost $59,440,779)			59,440,779	59,440,779

TIME DEPOSITS 0.01%
CitiBank N.A.(i) (cost $1,788,058)			1,788,058	1,788,058

			Shares

MONEY MARKET FUNDS 0.10%
Fidelity Government Portfolio(i) (cost $16,092,521)			16,092,521	16,092,521
Total Short-Term Investments (cost $1,680,887,898)				1,680,854,855
Total Investments in Securities 100.16% (cost $16,744,832,089)				16,733,989,485
Other Assets and Liabilities – Net (0.16)%				(26,621,192)
Net Assets 100.00%				$16,707,368,293

CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
REITS	Real Estate Investment Trusts.
REMICS	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
STACR	Structured Agency Credit Risk.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At August 31, 2026, the total value of Rule 144A securities was $7,335,935,454, which represents 43.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2026.
(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the SOFR or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at August 31, 2026.
(e)	Interest rate to be determined.
(f)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.

338	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

ULTRA SHORT BOND FUND August 31, 2026

(g)	Step Bond – Security with a predetermined schedule of interest rate changes.
(h)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on a principal amount that is adjusted for inflation based on the Consumer Price Index.
(i)	Security was purchased with the cash collateral from loaned securities.

Futures Contracts at August 31, 2026:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2026	4,567	Long	$939,664,996	$937,305,395	$(2,359,601)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$4,499,997,729	$–	$4,499,997,729
Corporate Bonds	–	8,291,451,211	–	8,291,451,211
Floating Rate Loans	–	886,326,998	–	886,326,998
Foreign Government Obligations	–	83,792,134	–	83,792,134
Non-Agency Commercial Mortgage-Backed Securities	–	797,948,678	–	797,948,678
U.S. Treasury Obligations	–	493,617,880	–	493,617,880
Short-Term Investments
Commercial Paper	–	1,603,533,497	–	1,603,533,497
Repurchase Agreements	–	59,440,779	–	59,440,779
Time Deposits	–	1,788,058	–	1,788,058
Money Market Funds	16,092,521	–	–	16,092,521
Total	$16,092,521	$16,717,896,964	$–	$16,733,989,485
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(2,359,601)	–	–	(2,359,601)
Total	$(2,359,601)	$–	$–	$(2,359,601)

(1)	Refer to Note 2(a) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation and a summary of unobservable inputs as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	339

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of the following thirteen funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”), Lord Abbett Core Plus Bond Fund (“Core Plus Bond Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), Lord Abbett Inflation Focused Fund (“Inflation Focused Fund”), Lord Abbett Multi-Asset Balanced Opportunity Fund (“Multi-Asset Balanced Opportunity Fund”), Lord Abbett Multi-Asset Income Fund (“Multi-Asset Income Fund”), Lord Abbett Short Duration Core Bond Fund (“Short Duration Core Bond Fund”), Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Lord Abbett Total Return Fund (“Total Return Fund”) and Lord Abbett Ultra Short Bond Fund (“Ultra Short Bond Fund”).

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), the Board has designated the determination of fair value of the Funds’ portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a pricing committee (the “Pricing Committee”) that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on the NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”). When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign

Notes to Schedule of Investments (unaudited)(continued)

currency exchange contracts are valued using daily forward exchange rates. Swaps, options and options on swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available. Investments in the Affiliated Funds, with the exception of the Private Credit Fund (“PCF”) are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Investments in the PCF are valued at its NAV each month end.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models, related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value. Investments in open-ended money market mutual funds are valued at their NAV as of the close of each business day.

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of August 31, 2026 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited)(continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds, except for Inflation Focused Fund, have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

Notes to Schedule of Investments (unaudited)(continued)

As of August 31, 2026, the market value of securities loaned and collateral received were as follows:

Funds	Market Value of Securities Loaned	Collateral Received	Non-Cash Collateral
Convertible Fund	$2,514,794	$2,617,713	$–
Core Fixed Income Fund	17,464,951	18,072,674	–
Core Plus Bond Fund	55,458,975	57,634,088	–
Floating Rate Fund	60,104,897	62,429,964	–
High Yield Fund	174,656,186	181,522,052	–
Income Fund	33,669,554	29,036,237	6,055,244
Short Duration Core Bond Fund	1,791,002	1,848,510	–
Short Duration Income Fund	81,695,472	84,108,750	–
Total Return Fund	25,760,066	26,670,637	–
Ultra Short Bond Fund	17,351,498	17,880,579	–

5.	TRANSACTIONS WITH AFFILIATED FUNDS

An affiliated fund is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying fund at any point during the fiscal year or any company which is under common ownership or control. Multi-Asset Balanced Opportunity Fund and Multi-Asset Income Fund had the following transactions with affiliated funds during the period ended August 31, 2026:

Notes to Schedule of Investments (unaudited)(continued)

Multi-Asset Balanced Opportunity Fund

Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2026	Shares as of 8/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$184,628,949	$12,719,436	$(30,015,681)	$7,662,996	$3,409,830	$178,405,530	7,869,675	$1,676,192	$11,043,244
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	553,480,742	13,555,040	(256,045,706)	1,577,264	(13,710,357)	298,856,983	33,022,871	13,614,344	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	236,886,586	(8,693,000)	(239,019)	(8,535,566)	219,419,001	17,511,492	5,772,234	–
Lord Abbett Research Fund, Inc.- Dividend Growth Fund-Class I	288,939,496	13,814,963	(35,600,456)	11,963,724	837,274	279,955,001	10,139,623	1,936,940	11,878,023
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	75,884,032	661,080	(76,955,550)	(4,771,227)	5,181,665	–	–	683,308	–
Lord Abbett Securities Trust- Fundamental Equity Fund-Class I	255,464,354	19,280,339	(14,066,000)	3,982,560	(1,189,813)	263,471,440	14,801,766	1,877,140	17,403,199
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	225,125,640	44,834,561	(12,565,000)	6,067,719	(964,093)	262,498,827	4,395,493	–	4,340,424
Lord Abbett Investment Trust-High Yield Fund-Class I	121,924,147	6,410,422	(12,514,485)	(2,378,239)	(495,513)	112,946,332	18,042,545	6,421,281	–
Lord Abbett Securities Trust- International Equity Fund-Class I	90,176,229	4,600,921	(5,263,000)	1,302,949	10,675,573	101,492,672	4,803,250	1,089,389	3,511,532
Lord Abbett Securities Trust- International Value Fund-Class I	80,333,171	1,844,954	(4,691,000)	1,386,087	14,667,396	93,540,608	7,629,740	1,844,954	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	84,696,554	(3,289,000)	(49,378)	(1,520,015)	79,838,161	8,307,821	3,311,520	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	53,915,091	1,268,352	(19,119,629)	7,411	(159,874)	35,911,351	3,587,548	1,273,863	–
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	48,708,718	2,744,888	(2,661,000)	(74,700)	2,732,444	51,450,350	2,394,153	219,515	2,525,372
Lord Abbett Private Credit Fund	36,859,267	13,403,212	–	–	(717,978)	49,544,501	1,997,762	3,534,132	–
Total	$2,015,439,836	$456,721,308	$(481,479,507)	$26,438,147	$10,210,973	$2,027,330,757		$43,254,812	$50,701,794

Notes to Schedule of Investments (unaudited)(concluded)

Multi-Asset Income Fund

Affiliated funds	Value at 11/30/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss)	Net Change in Appreciation/ (Depreciation)	Value at 8/31/2026	Shares as of 8/31/2026	Dividend Income	Capital Gain Distributions
Lord Abbett Affiliated Fund, Inc.-Class I	$41,684,412	$2,861,702	$(10,514,988)	$2,671,007	$(376,382)	$36,325,751	1,602,371	$365,699	$2,496,003
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	369,100,011	9,689,930	(144,049,371)	(13,486,217)	4,303,894	225,558,247	24,923,563	9,722,566	–
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	–	124,858,801	(5,177,000)	(143,946)	(4,448,670)	115,089,185	9,185,090	3,027,372	–
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	64,465,938	3,080,774	(4,488,000)	1,507,850	1,478,248	66,044,810	2,392,061	437,701	2,643,073
Lord Abbett Global Fund, Inc.-Emerging Markets Bond Fund-Class I	27,822,998	242,386	(28,215,872)	(1,544,144)	1,694,632	–	–	250,539	–
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	59,419,294	20,258,798	(12,627,527)	3,572,430	(1,964,112)	68,658,883	3,857,240	437,085	4,052,262
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	51,480,000	16,625,952	(11,309,876)	5,964,839	(4,884,712)	57,876,203	969,126	–	993,663
Lord Abbett Investment Trust-High Yield Fund-Class I	70,272,685	3,676,859	(7,258,357)	(1,357,758)	(280,124)	65,053,305	10,391,902	3,682,932	–
Lord Abbett Securities Trust- International Equity Fund-Class I	40,051,892	1,840,866	(6,441,363)	1,475,469	3,380,382	40,307,246	1,907,584	435,874	1,404,992
Lord Abbett Securities Trust- International Value Fund-Class I	32,086,387	643,549	(5,899,363)	1,491,682	4,204,844	32,527,099	2,653,108	643,549	–
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	–	33,062,881	(1,502,269)	(22,806)	(589,128)	30,948,678	3,220,466	1,289,277	–
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	20,560,744	458,060	(8,308,203)	3,436	(57,907)	12,656,130	1,264,349	460,263	–
Lord Abbett Private Credit Fund	16,125,916	5,863,905	–	–	(314,115)	21,675,706	874,021	1,546,182	–
Total	$793,070,277	$223,164,463	$(245,792,189)	$131,842	$2,146,850	$772,721,243		$22,299,039	$11,589,993

Investments in Affiliated Funds (unaudited)

The Funds invest in Affiliated Funds managed by Lord Abbett. As of August 31, 2026, each Fund’s long-term investments were allocated among the Affiliated Funds as follows:

Multi-Asset Balanced Opportunity Fund’s Investments:

Affiliated Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	8.80%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	14.74%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	10.82%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	13.81%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	13.00%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	12.95%
Lord Abbett Investment Trust-High Yield Fund-Class I	5.57%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.01%
Lord Abbett Securities Trust-International Value Fund-Class I	4.61%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	3.94%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.77%
Lord Abbett Securities Trust-Value Opportunities Fund-Class I	2.54%
Lord Abbett Private Credit Fund	2.44%
Total	100.00%

Multi-Asset Income Fund’s Investments:

Affiliated Fund Name	%
Lord Abbett Affiliated Fund, Inc.-Class I	4.70%
Lord Abbett Investment Trust-Core Fixed Income Fund-Class I	29.19%
Lord Abbett Investment Trust-Core Plus Bond Fund-Class I	14.89%
Lord Abbett Research Fund, Inc.-Dividend Growth Fund-Class I	8.55%
Lord Abbett Securities Trust-Fundamental Equity Fund-Class I	8.88%
Lord Abbett Securities Trust-Growth Leaders Fund-Class I	7.49%
Lord Abbett Investment Trust-High Yield Fund-Class I	8.42%
Lord Abbett Securities Trust-International Equity Fund-Class I	5.22%
Lord Abbett Securities Trust-International Value Fund-Class I	4.21%
Lord Abbett Investment Trust-Short Duration Income Fund-Class I	4.00%
Lord Abbett Investment Trust-Ultra Short Bond Fund-Class I	1.64%
Lord Abbett Private Credit Fund	2.81%
Total	100.00%

Each Affiliated Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Affiliated Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Affiliated Fund, with the exception of PCF, is also filed with the SEC on Form N-PORT as of the end of each respective Affiliated Fund’s first and third quarters. With respect to PCF, a complete schedule of holdings is filed in its quarterly reports on Form 10-Q and annual reports on Form 10-K. In addition, on or about the first day of the second month following each calendar quarter-end, each Affiliated Fund, with the exception of PCF, makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

QPHR-INV-3Q

(10/26)